Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.8%

Australia - 12.9%
Accent Group Ltd.(a)	10,396	$8,556
Adairs Ltd.(a)	6,942	8,079
Adbri Ltd.(a)	15,237	18,026
Ampol Ltd.	3,499	64,678
Ansell Ltd.	2,747	44,490
APA Group	21,954	135,366
ASX Ltd.	2,426	111,931
Aurizon Holdings Ltd.	53,343	118,324
Australia & New Zealand Banking Group Ltd.(a)	35,478	520,081
Bank of Queensland Ltd.(a)	21,395	89,551
Beach Energy Ltd.	32,886	31,399
Bell Financial Group Ltd.	71,117	46,182
Bendigo & Adelaide Bank Ltd.	21,815	109,262
BHP Group Ltd.	195,440	4,840,352
Brambles Ltd.	13,824	101,414
Brickworks Ltd.	2,024	28,031
Cardno Ltd.	1,666	541
Centuria Capital Group(a)	7,599	7,500
Cleanaway Waste Management Ltd.(a)	27,630	48,142
Cochlear Ltd.	245	30,644
Coles Group Ltd.	22,819	241,052
Commonwealth Bank of Australia(a)	30,370	1,771,044
Computershare Ltd.	8,976	142,893
Cromwell Property Group	201,218	86,680
CSL Ltd.	1,605	294,122
CSR Ltd.	14,697	42,050
Dexus	22,451	111,437
Dicker Data Ltd.	2,947	19,384
Downer EDI Ltd.	14,137	41,539
Dusk Group Ltd.(a)	925	1,160
Eagers Automotive Ltd.(a)	3,766	26,611
Evolution Mining Ltd.(a)	19,059	25,121
Fortescue Metals Group Ltd.	133,384	1,442,470
Goodman Group(a)	15,076	152,957
GPT Group	47,499	116,966
Growthpoint Properties Australia Ltd.	43,754	86,364
Harvey Norman Holdings Ltd.(a)	37,933	98,532
Healius Ltd.(a)	10,436	22,612
HT&E Ltd.	15,530	11,982
Iluka Resources Ltd.(a)	4,069	23,702
Inghams Group Ltd.(a)	14,626	22,381
Insignia Financial Ltd.	14,539	27,576
Insurance Australia Group Ltd.	35,746	105,721
IRESS Ltd.(a)	7,543	43,260
IVE Group Ltd.(a)	10,422	15,010
JB Hi-Fi Ltd.(a)	3,187	77,783
Lendlease Corp. Ltd.	10,962	62,868
Lovisa Holdings Ltd.(a)	2,175	29,744
Macmahon Holdings Ltd.	313,572	30,242
Macquarie Group Ltd.	3,158	310,129
Magellan Financial Group Ltd.(a)	3,287	23,797
Medibank Pvt Ltd.	48,366	107,906
Metcash Ltd.(a)	45,094	112,204
Mirvac Group(a)	66,071	82,624
MyState Ltd.	7,847	19,222
National Australia Bank Ltd.	52,096	964,994
New Hope Corp. Ltd.(a)	17,863	72,241
Newcrest Mining Ltd.	8,751	95,200
NIB Holdings Ltd.	12,184	58,204
Nick Scali Ltd.(a)	1,773	10,579
NRW Holdings Ltd.	20,990	32,119
Orora Ltd.	37,663	72,646
Pendal Group Ltd.	15,830	45,801
Platinum Asset Management Ltd.(a)	17,395	19,013
QBE Insurance Group Ltd.	10,175	75,429
Ramsay Health Care Ltd.	1,989	73,251
Reliance Worldwide Corp. Ltd.(a)	20,417	44,501
Resimac Group Ltd.(a)	46,327	29,190
Rio Tinto Ltd.	59,896	3,341,582
Santos Ltd.	23,752	108,274
Scentre Group	73,224	119,582
Seven Group Holdings Ltd.(a)	7,479	81,506
Sigma Healthcare Ltd.(a)	10,113	4,356
Sims Ltd.	6,234	53,629
Sonic Healthcare Ltd.	5,801	114,056
South32 Ltd.	56,129	131,000
Southern Cross Media Group Ltd.(a)	13,446	7,954
Stockland	50,753	106,705
Suncorp Group Ltd.	32,327	208,470
Super Retail Group Ltd.(a)	13,266	75,741
Tabcorp Holdings Ltd.	38,669	23,246
Telstra Corp. Ltd.(a)	252,220	624,335
Ten Sixty Four Ltd.	2,149	884
Transurban Group	31,163	247,247
Vicinity Centres	74,724	83,356
Wesfarmers Ltd.	18,447	506,680
Westpac Banking Corp.(a)	43,321	574,891
Woodside Energy Group Ltd.	42,523	865,590
Woolworths Group Ltd.(a)	17,089	373,021
Worley Ltd.(a)	9,087	74,375

Total Australia		21,511,342

Austria - 0.6%
BAWAG Group AG*(b)	4,415	192,296
Erste Group Bank AG	2,291	50,813
Oesterreichische Post AG(a)	3,144	84,085
OMV AG	6,481	237,266
POLYTEC Holding AG(a)	1,464	6,504
S IMMO AG	1,121	24,929
Semperit AG Holding(a)	1,524	25,679
Strabag SE, Bearer Shares	7,142	270,071
Telekom Austria AG*	20,136	116,582
UNIQA Insurance Group AG	3,699	21,960

Total Austria		1,030,185

Belgium - 0.6%
Anheuser-Busch InBev SA	6,554	300,132
Bekaert SA	2,687	68,124
Cofinimmo SA	1,142	94,871
Econocom Group SA/NV	13,837	34,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Etablissements Franz Colruyt NV(a)	1,782	$39,279
KBC Group NV	1,295	61,732
Proximus SADP	8,614	89,408
Solvay SA	1,489	116,171
Telenet Group Holding NV	4,882	67,483
UCB SA	1,018	70,927
Warehouses De Pauw CVA	2,936	72,252

Total Belgium		1,014,945

China - 1.6%
Beijing Enterprises Holdings Ltd.	16,000	44,943
BOC Hong Kong Holdings Ltd.	187,000	622,944
China Everbright Environment Group Ltd.	120,666	50,112
China Merchants Port Holdings Co. Ltd.	106,000	133,278
China Nonferrous Mining Corp. Ltd.(a)	87,000	33,249
China Power International Development Ltd.	169,000	67,386
China Resources Pharmaceutical Group Ltd.(b)	130,000	89,262
China Resources Power Holdings Co. Ltd.	74,000	115,008
China Taiping Insurance Holdings Co. Ltd.	52,400	44,123
CITIC Ltd.	700,000	659,881
CSPC Pharmaceutical Group Ltd.	88,320	87,534
Fosun International Ltd.	67,000	41,566
Guangdong Investment Ltd.(a)	148,000	118,590
Lenovo Group Ltd.	188,000	130,763
Shanghai Industrial Holdings Ltd.	39,000	42,230
Shoucheng Holdings Ltd.	212,000	32,138
Shougang Fushan Resources Group Ltd.	178,000	51,927
Simcere Pharmaceutical Group Ltd.(b)	28,000	24,291
Sino-Ocean Group Holding Ltd.	292,000	30,502
Wilmar International Ltd.	74,700	199,908
Zensun Enterprises Ltd.*(a)	81,000	16,716

Total China		2,636,351

Denmark - 1.5%
Alm Brand A/S	20,872	25,575
AP Moller - Maersk A/S, Class B	81	147,968
Carlsberg A/S, Class B	823	96,918
Coloplast A/S, Class B	1,518	155,162
D/S Norden A/S	773	32,733
DSV A/S	378	44,624
Novo Nordisk A/S, Class B	13,027	1,306,836
Novozymes A/S, Class B	1,552	78,358
Orsted A/S(b)	2,086	166,965
Royal Unibrew A/S	867	56,533
Scandinavian Tobacco Group A/S, Class A(b)	4,419	64,335
Sydbank A/S	844	23,196
Topdanmark A/S	1,015	47,528
Tryg A/S	10,637	219,890
Vestas Wind Systems A/S	2,565	47,860

Total Denmark		2,514,481

Finland - 2.0%
Aktia Bank Oyj	2,762	26,165
Anora Group Oyj	3,218	21,437
Elisa Oyj	3,570	162,102
Fiskars Oyj Abp	3,300	48,040
Fortum Oyj	20,556	277,296
Huhtamaki Oyj	1,663	53,208
Kesko Oyj, Class B	5,673	106,399
Kone Oyj, Class B	5,594	217,069
Konecranes Oyj	1,036	20,786
Neste Oyj	5,188	227,693
Nokian Renkaat Oyj	3,136	30,415
Nordea Bank Abp	143,689	1,238,723
Orion Oyj, Class B	2,465	104,031
Sampo Oyj, Class A	7,306	313,204
Stora Enso Oyj, Class R	6,005	77,006
UPM-Kymmene Oyj	8,659	276,369
Uponor Oyj	3,563	47,052
Valmet Oyj	3,681	75,115

Total Finland		3,322,110

France - 9.4%
Air Liquide SA	5,312	611,770
ALD SA(b)	11,742	108,819
Amundi SA(b)	2,051	86,318
Arkema SA	844	62,078
AXA SA	75,185	1,655,395
BNP Paribas SA	19,589	836,796
Bollore SE	22,137	102,404
Bouygues SA(a)	6,038	158,821
Bureau Veritas SA	4,866	109,545
Capgemini SE	1,049	170,077
Carrefour SA	9,190	127,977
Chargeurs SA	667	7,750
Cie de Saint-Gobain	5,777	209,682
Cie Generale des Etablissements Michelin SCA	5,961	135,218
Cie Plastic Omnium SA	2,267	30,026
Coface SA	1,300	12,525
Covivio	1,923	93,289
Credit Agricole SA	63,333	518,937
Danone SA	8,281	394,023
Dassault Systemes SE	2,684	93,961
Edenred	1,970	91,401
Eiffage SA	1,864	150,687
Electricite de France SA	19,048	221,872
Engie SA	36,469	423,077
EssilorLuxottica SA	2,058	282,962
Eurazeo SE	981	51,752
Eutelsat Communications SA	7,543	58,525
Gecina SA	1,236	97,413
Hermes International	249	296,866
ICADE	1,802	67,436
Ipsen SA	272	25,288
Kering SA	588	264,140
Klepierre SA*	5,718	100,269
L’Oreal SA	3,146	1,017,823

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
La Francaise des Jeux SAEM(b)	2,938	$87,699
Legrand SA	2,293	149,741
LVMH Moet Hennessy Louis Vuitton SE	2,863	1,712,012
Metropole Television SA	6,130	74,405
Nexans SA	327	29,440
Nexity SA	2,487	50,872
Orange SA	87,044	788,601
Pernod Ricard SA	1,513	279,915
Publicis Groupe SA	4,907	235,069
Remy Cointreau SA	320	53,575
Rexel SA	5,201	78,873
Rothschild & Co.	425	13,948
Rubis SCA	2,308	48,363
Sanofi	16,805	1,290,700
Schneider Electric SE	5,638	645,891
SEB SA	119	7,543
Societe BIC SA	1,289	81,954
Societe Generale SA	5,656	113,117
Teleperformance	270	69,009
Television Francaise 1	6,089	35,164
Thales SA	1,928	213,430
Trigano SA	512	45,443
Valeo	1,846	28,266
Veolia Environnement SA	7,795	150,513
Verallia SA(b)	2,038	46,160
Vinci SA	6,145	500,679
Wendel SE	1,004	72,637

Total France		15,577,941

Germany - 6.8%
adidas AG	932	108,541
Allianz SE, Registered Shares	6,844	1,084,824
BASF SE	16,884	655,000
Bayer AG, Registered Shares	14,437	670,600
Bayerische Motoren Werke AG	4,856	332,955
Beiersdorf AG	1,000	98,896
Bilfinger SE	1,297	32,782
Brenntag SE	1,901	116,171
Covestro AG(b)	1,853	53,624
Dermapharm Holding SE	535	19,539
Deutsche Boerse AG	1,442	237,679
Deutsche Post AG, Registered Shares	16,151	492,312
Deutsche Telekom AG, Registered Shares	64,905	1,112,214
Deutsche Wohnen SE	2,546	48,649
DIC Asset AG	2,190	16,670
DWS Group GmbH & Co. KGaA(b)	3,148	75,741
E.ON SE	59,630	461,257
Encavis AG	1,395	25,255
Evonik Industries AG	7,208	121,808
Freenet AG	7,252	138,181
Fresenius SE & Co. KGaA	4,482	96,378
GEA Group AG	2,646	86,422
Hannover Rueck SE	1,834	277,048
Hapag-Lloyd AG(b)	1,731	296,252
HeidelbergCement AG	2,142	85,720
Hella GmbH & Co. KGaA	1,132	75,520
Henkel AG & Co. KGaA	2,563	146,382
Hochtief AG	2,053	98,268
Infineon Technologies AG	3,083	68,590
Knorr-Bremse AG	984	42,781
LEG Immobilien SE	1,035	62,215
Mercedes-Benz Group AG	9,179	470,742
Merck KGaA	596	97,390
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	1,916	464,560
ProSiebenSat.1 Media SE	6,881	49,249
Rheinmetall AG	468	72,531
RWE AG	6,636	245,671
SAP SE	6,787	559,304
Siemens AG, Registered Shares	7,514	744,942
Siemens Healthineers AG(b)	5,945	257,887
Software AG	784	18,064
Stroeer SE & Co. KGaA	1,692	64,181
Suedzucker AG	1,681	20,404
TAG Immobilien AG	1,981	15,943
Talanx AG	4,277	152,515
Telefonica Deutschland Holding AG	82,449	167,439
Traton SE	4,162	49,906
Vantage Towers AG	3,509	91,234
Volkswagen AG	1,752	289,462
Vonovia SE	6,567	142,885

Total Germany		11,212,583

Hong Kong - 2.9%
AIA Group Ltd.	66,600	555,290
Bank of East Asia Ltd.	46,749	51,216
CLP Holdings Ltd.	56,000	423,394
Dah Sing Banking Group Ltd.	33,600	22,258
Hang Lung Group Ltd.	56,000	90,457
Hang Lung Properties Ltd.	79,000	129,622
Hang Seng Bank Ltd.	41,400	628,655
Henderson Land Development Co. Ltd.	97,000	271,851
Hong Kong & China Gas Co. Ltd.	180,816	159,396
Hong Kong Exchanges & Clearing Ltd.	9,359	321,429
Hutchison Port Holdings Trust	357,700	65,817
Hysan Development Co. Ltd.	30,000	75,593
Link REIT	30,900	216,106
MTR Corp. Ltd.	67,143	308,349
Power Assets Holdings Ltd.	71,000	356,361
Singamas Container Holdings Ltd.	120,000	9,172
Sino Land Co. Ltd.	132,000	174,545
Sun Hung Kai Properties Ltd.	51,000	564,256
Swire Pacific Ltd., Class A	17,500	130,973
Swire Pacific Ltd., Class B	50,000	58,408
Swire Properties Ltd.	93,000	200,219
Techtronic Industries Co. Ltd.	8,500	82,132

Total Hong Kong		4,895,499

Ireland - 0.3%
CRH PLC(a)	7,148	231,574
Kerry Group PLC, Class A	626	55,929
Kingspan Group PLC	422	19,158
Smurfit Kappa Group PLC	3,774	108,439

Total Ireland		415,100

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Israel - 0.5%
Azrieli Group Ltd.	1,494	$102,567
Bank Hapoalim BM	14,895	126,671
Bank Leumi Le-Israel BM	15,575	134,074
Carasso Motors Ltd.	5,125	28,196
Delek Group Ltd.*	1	113
G City Ltd.	10,212	47,657
ICL Group Ltd.	14,363	116,291
Mizrahi Tefahot Bank Ltd.	2,922	103,094
Shapir Engineering and Industry Ltd.	5,029	40,859
Tiv Taam Holdings 1 Ltd.	25,419	54,525
Victory Supermarket Chain Ltd.*	1,738	23,341

Total Israel		777,388

Italy - 3.2%
A2A SpA(a)	95,842	93,873
ACEA SpA	6,700	73,119
Alerion Cleanpower SpA	672	21,758
Anima Holding SpA(b)	20,265	58,168
Assicurazioni Generali SpA	42,651	585,798
Azimut Holding SpA	3,819	55,016
Banca Mediolanum SpA	21,401	135,647
Banco BPM SpA(a)	15,134	39,941
BFF Bank SpA(b)	9,021	60,271
BPER Banca	25,434	39,393
Buzzi Unicem SpA	1,567	22,390
De’ Longhi SpA(a)	1,365	20,152
DiaSorin SpA(a)	203	22,830
Enel SpA	175,709	727,091
Eni SpA(a)	65,335	698,299
ERG SpA	2,111	58,443
Esprinet SpA	1,468	9,017
Ferrari NV	533	100,097
Hera SpA	27,766	59,461
Infrastrutture Wireless Italiane SpA(b)	15,359	134,967
Intesa Sanpaolo SpA	468,711	781,879
Iren SpA	47,950	63,744
Italgas SpA	20,811	97,371
Mediobanca Banca di Credito Finanziario SpA	23,263	183,684
Piaggio & C. SpA	10,920	22,209
Poste Italiane SpA(b)	21,463	163,794
Recordati Industria Chimica e Farmaceutica SpA	2,158	79,680
Snam SpA	89,253	362,512
Terna - Rete Elettrica Nazionale	40,658	248,941
UniCredit SpA	7,947	81,418
Unieuro SpA(a)(b)	1,711	17,198
Unipol Gruppo SpA	23,703	92,743
UnipolSai Assicurazioni SpA(a)	76,966	160,601
Webuild SpA(a)	18,353	22,564

Total Italy		5,394,069

Japan - 22.0%
&Do Holdings Co. Ltd.	5,600	33,272
Advan Group Co. Ltd.	7,800	43,919
Advantest Corp.(a)	2,100	97,205
Aeon Co. Ltd.	4,400	82,182
AEON Financial Service Co. Ltd.	8,100	80,135
AGC, Inc.	3,400	105,468
Aica Kogyo Co. Ltd.(a)	2,200	47,573
Aichi Steel Corp.	1,100	15,670
Aisin Corp.(a)	3,700	94,836
Ajinomoto Co., Inc.	5,200	142,336
Akatsuki, Inc.	600	8,630
Akita Bank Ltd.	1,500	16,705
Aruhi Corp.	1,700	16,149
Asahi Group Holdings Ltd.	4,300	133,208
Asahi Holdings, Inc.(a)	3,800	53,294
Asahi Kasei Corp.	16,500	108,921
Asahi Net, Inc.	7,200	29,149
Astellas Pharma, Inc.	17,900	237,067
Autobacs Seven Co. Ltd.	9,900	95,891
Avex, Inc.(a)	2,400	25,551
Azbil Corp.	1,900	49,487
Bandai Namco Holdings, Inc.	1,500	97,755
Bank of Iwate Ltd.	2,700	33,427
Bank of Nagoya Ltd.	2,200	45,597
BayCurrent Consulting, Inc.	100	26,011
BIPROGY, Inc.	2,000	43,387
Bridgestone Corp.	8,200	264,505
Brother Industries Ltd.	4,600	79,164
Calbee, Inc.	2,800	59,968
Canon, Inc.(a)	15,500	339,673
Cawachi Ltd.	1,600	23,556
Central Security Patrols Co. Ltd.	1,900	31,254
Chiba Bank Ltd.(a)	16,900	90,954
Chubu Electric Power Co., Inc.(a)	11,400	102,702
Chugai Pharmaceutical Co. Ltd.	9,400	235,479
Chugoku Electric Power Co., Inc.(a)	8,100	41,075
Chukyo Bank Ltd.(a)	3,000	35,442
Concordia Financial Group Ltd.	27,100	83,690
Cosmo Energy Holdings Co. Ltd.	2,400	61,515
Cybernet Systems Co. Ltd.	4,900	30,603
Dai Nippon Printing Co. Ltd.	3,700	74,130
Dai-ichi Life Holdings, Inc.	12,900	204,268
Daifuku Co. Ltd.	700	32,934
Daiken Medical Co. Ltd.(a)	12,600	40,565
Daikin Industries Ltd.	900	138,627
Daikyonishikawa Corp.(a)	8,000	29,403
Daito Trust Construction Co. Ltd.	900	84,376
Daiwa House Industry Co. Ltd.	8,600	174,888
Daiwa Securities Group, Inc.(a)	36,700	143,610
Daiwabo Holdings Co. Ltd.	2,300	29,603
Denso Corp.	5,500	250,254
Dentsu Group, Inc.	2,600	73,826
Digital Holdings, Inc.(a)	700	5,649
Disco Corp.	400	88,431
Ebara Corp.	1,300	42,527
Ehime Bank Ltd.(a)	3,400	20,225

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Electric Power Development Co. Ltd.(a)	4,700	$66,500
ENEOS Holdings, Inc.	77,000	247,419
FANUC Corp.	1,400	195,958
Fast Retailing Co. Ltd.	300	158,990
FIDEA Holdings Co. Ltd.	1,500	13,068
Fuji Electric Co. Ltd.	1,500	54,821
Fujicco Co. Ltd.(a)	4,600	60,732
FUJIFILM Holdings Corp.	3,200	146,111
Fujimi, Inc.	800	33,438
Fujitec Co. Ltd.(a)	2,500	50,416
Fujitsu Ltd.	700	76,338
Fukui Bank Ltd.	2,900	27,388
Fukuoka Financial Group, Inc.	5,700	101,048
Furukawa Co. Ltd.(a)	4,700	39,387
Futaba Industrial Co. Ltd.	1,500	3,358
GMO Financial Holdings, Inc.(a)	12,700	62,822
Gunma Bank Ltd.	9,800	26,540
H-One Co. Ltd.(a)	1,600	6,290
H.U. Group Holdings, Inc.	3,100	56,541
Hagiwara Electric Holdings Co. Ltd.(a)	1,600	23,235
Hakudo Co. Ltd.(a)	900	14,338
Hamamatsu Photonics KK	1,600	68,534
Hankyu Hanshin Holdings, Inc.	3,000	90,159
Haseko Corp.	9,800	106,365
Hazama Ando Corp.	4,200	24,287
Hitachi Ltd.	5,600	236,543
Hitachi Transport System Ltd.	600	35,898
Hokkaido Gas Co. Ltd.	2,700	29,603
Hokkoku Financial Holdings, Inc.	900	29,348
Honda Motor Co. Ltd.	20,500	444,288
Hoya Corp.	1,200	115,071
Hulic Co. Ltd.	9,900	72,705
Hyakujushi Bank Ltd.(a)	1,300	14,972
Ichinen Holdings Co. Ltd.(a)	3,200	26,883
Idemitsu Kosan Co. Ltd.(a)	4,500	97,465
IHI Corp.	1,000	21,417
Iida Group Holdings Co. Ltd.	3,200	43,398
Inpex Corp.	19,100	179,328
Internet Initiative Japan, Inc.	1,600	24,551
Isuzu Motors Ltd.	9,200	101,505
ITOCHU Corp.	24,200	585,334
Itochu Techno-Solutions Corp.	2,200	51,525
J-Oil Mills, Inc.(a)	4,700	50,460
J. Front Retailing Co. Ltd.	8,200	66,622
Japan Exchange Group, Inc.	6,000	80,935
Japan Post Holdings Co. Ltd.	74,400	492,265
Japan Post Insurance Co. Ltd.	10,900	152,568
Japan Property Management Center Co. Ltd.	2,700	18,803
Japan Tobacco, Inc.	70,100	1,149,728
JDC Corp.	9,900	42,884
JFE Holdings, Inc.(a)	10,300	95,425
JM Holdings Co. Ltd.	1,700	19,766
JSR Corp.	2,500	47,497
Kajima Corp.	9,300	88,217
Kaken Pharmaceutical Co. Ltd.	1,000	26,357
Kansai Electric Power Co., Inc.	14,900	124,763
Kao Corp.	4,800	195,588
KDDI Corp.	41,500	1,216,515
Keiyo Bank Ltd.	23,200	75,653
Keyence Corp.	330	109,206
Ki-Star Real Estate Co. Ltd.(a)	600	18,115
Kikkoman Corp.	800	45,321
Kirin Holdings Co. Ltd.	12,100	186,167
Kisoji Co. Ltd.(a)	6,200	88,752
Kobayashi Pharmaceutical Co. Ltd.	500	29,293
Kobe Steel Ltd.(a)	4,300	17,230
Koito Manufacturing Co. Ltd.	1,600	21,787
Komatsu Ltd.	8,900	160,544
Konami Group Corp.(a)	1,200	55,380
Kubota Corp.	8,700	120,452
Kuraray Co. Ltd.	8,300	57,973
Kyowa Kirin Co. Ltd.	3,200	73,288
Kyushu Electric Power Co., Inc.	14,600	77,869
Kyushu Railway Co.	3,800	82,041
Lawson, Inc.	1,400	45,846
LEC, Inc.(a)	2,500	14,232
LIFULL Co. Ltd.	17,300	19,243
LIKE, Inc.	500	7,451
Lixil Corp.	3,300	48,310
Makita Corp.	1,400	27,072
Marubeni Corp.	27,000	236,526
Marvelous, Inc.	8,300	38,190
Matsui Securities Co. Ltd.(a)	10,600	57,121
MatsukiyoCocokara & Co.	1,200	51,649
Mebuki Financial Group, Inc.	47,900	93,321
MEIJI Holdings Co. Ltd.	1,900	84,404
Mie Kotsu Group Holdings, Inc.(a)	10,000	34,474
MINEBEA MITSUMI, Inc.	3,100	45,811
Ministop Co. Ltd.	3,100	30,412
MISUMI Group, Inc.	1,200	25,866
Mitsubishi Chemical Group Corp.	14,000	63,991
Mitsubishi Corp.	20,900	572,947
Mitsubishi Electric Corp.	21,000	189,260
Mitsubishi Estate Co. Ltd.	11,100	145,436
Mitsubishi Gas Chemical Co., Inc.	3,200	41,916
Mitsubishi HC Capital, Inc.	27,100	116,454
Mitsubishi Heavy Industries Ltd.	5,600	185,938
Mitsubishi Materials Corp.	4,200	57,714
Mitsubishi UFJ Financial Group, Inc.	201,100	905,155
Mitsui Chemicals, Inc.	2,300	44,794
Mitsui Fudosan Co. Ltd.	6,700	127,501
Mitsui OSK Lines Ltd.(a)	12,700	228,301
Miyazaki Bank Ltd.	1,100	16,324
Mizuho Financial Group, Inc.	43,150	465,798
Mizuho Medy Co. Ltd.(a)	300	5,683
MS&AD Insurance Group Holdings, Inc.	9,600	254,417
Murata Manufacturing Co. Ltd.	5,300	242,838
Nabtesco Corp.	1,400	28,581
NEC Capital Solutions Ltd.	800	11,413
NEC Corp.	1,700	54,320
NET One Systems Co. Ltd.	2,000	38,937
NGK Insulators Ltd.	4,400	54,717
NGK Spark Plug Co. Ltd.	3,600	63,720
NH Foods Ltd.	900	23,690
NHK Spring Co. Ltd.(a)	3,800	22,341

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Nidec Corp.	1,500	$84,252
Nihon Chouzai Co. Ltd.	2,100	18,353
Nihon Flush Co. Ltd.(a)	1,500	9,669
Nihon Tokushu Toryo Co. Ltd.	1,500	9,410
Nintendo Co. Ltd.	18,600	752,250
Nippon Aqua Co. Ltd.	3,300	16,620
Nippon Carbon Co. Ltd.	2,400	65,826
Nippon Electric Glass Co. Ltd.	2,300	39,614
Nippon Express Holdings, Inc.	1,200	61,018
Nippon Gas Co. Ltd.	2,800	39,753
Nippon Sanso Holdings Corp.	2,800	44,125
Nippon Shinyaku Co. Ltd.	500	25,562
Nippon Steel Corp.(a)	9,800	135,851
Nippon Telegraph & Telephone Corp.	72,300	1,951,044
Nippon Yusen KK(a)	14,300	243,726
Nishimatsu Construction Co. Ltd.(a)	3,000	78,656
Nissan Chemical Corp.	1,100	49,017
Nisshinbo Holdings, Inc.	3,300	23,939
Nissin Foods Holdings Co. Ltd.	900	62,614
Nitori Holdings Co. Ltd.	400	33,687
Nitto Denko Corp.	1,700	91,962
NOF Corp.	1,900	68,521
Nomura Real Estate Holdings, Inc.	3,300	74,666
Nomura Research Institute Ltd.	3,000	73,578
NTT Data Corp.	7,000	90,241
Oita Bank Ltd.	1,700	21,317
Oji Holdings Corp.(a)	9,500	35,310
Okinawa Cellular Telephone Co.	2,600	45,805
Okinawa Financial Group, Inc.	1,800	26,078
Okumura Corp.	1,200	23,595
Okuwa Co. Ltd.	900	5,627
Olympus Corp.	2,700	51,829
Omron Corp.	1,100	50,279
Ono Pharmaceutical Co. Ltd.	4,600	107,448
Open House Group Co. Ltd.	1,300	43,964
Oracle Corp.	900	47,877
Osaka Gas Co. Ltd.	7,300	110,248
Otsuka Holdings Co. Ltd.	4,800	152,014
Panasonic Holdings Corp.(a)	17,100	119,852
Pigeon Corp.	2,500	36,513
Pola Orbis Holdings, Inc.	2,700	30,498
Premium Group Co. Ltd.	2,700	33,147
Procrea Holdings, Inc.(a)	3,200	46,957
Recruit Holdings Co. Ltd.	2,200	63,244
Resona Holdings, Inc.	43,000	156,855
Rohm Co. Ltd.	700	45,749
Roland Corp.	1,300	39,877
Sala Corp.(a)	8,600	45,155
Sanoh Industrial Co. Ltd.(a)	800	3,675
Sanshin Electronics Co. Ltd.(a)	1,200	13,903
SBI Holdings, Inc.	3,300	59,185
Scala, Inc.(a)	3,500	16,177
Scroll Corp.(a)	3,000	14,529
SCSK Corp.	7,700	116,501
Secom Co. Ltd.	2,000	114,353
Sega Sammy Holdings, Inc.	5,600	76,178
Seikagaku Corp.(a)	4,600	26,409
Seiko Epson Corp.	4,500	61,246
Sekisui Chemical Co. Ltd.	9,200	112,374
Sekisui House Ltd.	11,300	187,442
Senshu Ikeda Holdings, Inc.(a)	8,900	12,851
Seven & I Holdings Co. Ltd.	6,800	272,761
Seven Bank Ltd.(a)	18,300	32,745
SG Holdings Co. Ltd.	3,700	50,613
Shikoku Electric Power Co., Inc.	4,500	22,477
Shimadzu Corp.	2,200	57,681
Shimamura Co. Ltd.	800	67,595
Shimano, Inc.	500	78,552
Shimizu Corp.	12,900	63,188
Shin-Etsu Chemical Co. Ltd.	2,500	247,504
Shinko Electric Industries Co. Ltd.(a)	1,000	21,521
Shinnihon Corp.	7,100	34,680
Shionogi & Co. Ltd.	2,200	106,227
Shiseido Co. Ltd.	1,100	38,423
Shizuoka Bank Ltd.	5,500	33,286
SKY Perfect JSAT Holdings, Inc.	7,300	26,074
SMC Corp.	200	80,445
Sodick Co. Ltd.	4,000	20,947
SoftBank Corp.(a)	146,900	1,468,036
SoftBank Group Corp.	4,400	148,952
Sojitz Corp.	4,780	70,142
Sompo Holdings, Inc.	8,300	330,406
Sony Group Corp.	2,200	141,139
Square Enix Holdings Co. Ltd.	900	38,737
Stanley Electric Co. Ltd.	1,600	25,026
Subaru Corp.	7,600	113,781
SUMCO Corp.	2,000	23,324
Sumitomo Bakelite Co. Ltd.	900	24,654
Sumitomo Chemical Co. Ltd.(a)	21,800	74,853
Sumitomo Corp.	20,400	254,040
Sumitomo Electric Industries Ltd.	7,800	78,892
Sumitomo Forestry Co. Ltd.	2,500	38,084
Sumitomo Heavy Industries Ltd.	3,000	55,401
Sumitomo Metal Mining Co. Ltd.	4,400	126,457
Sumitomo Mitsui Financial Group, Inc.	24,400	678,335
Sumitomo Mitsui Trust Holdings, Inc.	5,400	152,921
Sumitomo Pharma Co. Ltd.	3,200	22,793
Sumitomo Realty & Development Co. Ltd.	3,000	68,147
Sumitomo Rubber Industries Ltd.	10,500	83,495
Suncall Corp.	2,400	10,844
Suntory Beverage & Food Ltd.	2,900	102,781
Suzuki Motor Corp.	3,600	111,448
Sysmex Corp.	600	32,200
T&D Holdings, Inc.	9,900	93,498
Tachi-S Co. Ltd.	1,000	7,399
Taihei Dengyo Kaisha Ltd.	1,800	41,535
Taiheiyo Cement Corp.(a)	1,800	25,344
Taiho Kogyo Co. Ltd.(a)	1,900	8,847
Taisei Corp.	3,300	91,651
Takeda Pharmaceutical Co. Ltd.	32,900	856,225
Tama Home Co. Ltd.	900	14,612
TDK Corp.	2,200	67,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Terumo Corp.	2,500	$70,365
Toho Bank Ltd.(a)	21,700	30,434
Toho Co. Ltd.	800	29,017
Toho Gas Co. Ltd.	1,500	29,877
Toho Zinc Co. Ltd.	500	7,506
Tokai Carbon Co. Ltd.	3,500	23,673
TOKAI Holdings Corp.	9,200	55,361
Tokio Marine Holdings, Inc.	27,000	478,462
Tokyo Electron Device Ltd.(a)	300	10,985
Tokyo Electron Ltd.	1,700	419,289
Tokyo Gas Co. Ltd.	5,900	99,906
Tokyo Tekko Co. Ltd.(a)	1,200	10,811
Tokyu Fudosan Holdings Corp.	14,200	73,676
TOMONY Holdings, Inc.(a)	11,300	24,201
Toray Industries, Inc.	15,800	77,698
Toshiba Corp.	3,900	138,707
Tosoh Corp.	4,600	51,166
TOTO Ltd.	1,200	39,960
Towa Bank Ltd.(a)	7,600	26,936
Toyo Kanetsu KK(a)	200	3,394
Toyo Seikan Group Holdings Ltd.	4,600	55,424
Toyo Suisan Kaisha Ltd.	1,300	53,529
Toyo Tire Corp.	2,100	22,778
Toyota Boshoku Corp.	3,600	44,072
Toyota Motor Corp.	148,470	1,924,279
Toyota Tsusho Corp.	3,300	102,138
TPR Co. Ltd.	2,800	23,000
Trend Micro, Inc.	1,800	97,247
Tsurumi Manufacturing Co. Ltd.(a)	1,800	28,490
TV Tokyo Holdings Corp.	3,000	39,359
Unicharm Corp.	3,500	114,857
USS Co. Ltd.	6,100	94,274
V Technology Co. Ltd.	800	14,138
Vital KSK Holdings, Inc.	7,600	34,076
Wakita & Co. Ltd.	6,200	49,730
Yakult Honsha Co. Ltd.	1,500	87,153
YAMABIKO Corp.	2,400	18,322
Yamada Holdings Co. Ltd.	24,900	81,885
Yamagata Bank Ltd.(a)	7,800	53,834
Yamaha Corp.	1,100	39,062
Yamaha Motor Co. Ltd.	7,600	142,134
Yamanashi Chuo Bank Ltd.	3,400	27,201
Yamato Holdings Co. Ltd.	3,400	51,137
Yokohama Rubber Co. Ltd.	3,300	50,522
Yokorei Co. Ltd.	3,800	23,129
Yorozu Corp.(a)	600	3,316
Zeon Corp.(a)	3,900	34,434

Total Japan		36,494,605

Netherlands - 2.1%
Aalberts NV	736	24,349
Aegon NV	26,186	105,229
Akzo Nobel NV	1,799	102,783
Arcadis NV	797	26,234
ASM International NV	335	76,713
ASML Holding NV	886	376,352
ASR Nederland NV	3,915	151,764
BE Semiconductor Industries NV(a)	916	40,013
CTP NV(a)(b)	2,259	23,370
Euronext NV(b)	467	29,783
Heineken Holding NV	1,622	112,024
Heineken NV	2,047	180,200
ING Groep NV	48,895	424,298
Koninklijke Ahold Delhaize NV	11,321	289,853
Koninklijke DSM NV	1,105	127,141
Koninklijke KPN NV	100,203	272,110
Koninklijke Philips NV(a)	6,107	95,724
Koninklijke Vopak NV	1,889	34,605
NN Group NV	8,539	334,358
Ordina NV	5,297	19,849
PostNL NV(a)	30,694	51,809
Randstad NV(a)	3,447	150,540
RHI Magnesita NV	2,027	38,218
SBM Offshore NV(a)	4,414	55,760
Signify NV(b)	2,441	63,681
STMicroelectronics NV	1,895	59,870
Wolters Kluwer NV	2,321	227,195

Total Netherlands		3,493,825

Norway - 2.0%
ABG Sundal Collier Holding ASA	17,371	8,799
AF Gruppen ASA	5,704	72,444
Aker ASA, Class A	891	57,725
Aker BP ASA	9,915	284,423
Austevoll Seafood ASA	6,747	45,662
Bouvet ASA	4,421	22,151
DNB Bank ASA	19,189	304,372
Equinor ASA	34,739	1,141,576
Gjensidige Forsikring ASA	9,154	157,085
Hunter Group ASA*	65,816	13,197
Kid ASA(b)	2,790	18,767
Komplett Bank ASA*	23,986	11,160
Kongsberg Gruppen ASA	3,759	114,523
Leroy Seafood Group ASA	4,908	19,268
Mowi ASA	1,821	23,144
Norsk Hydro ASA	21,408	115,593
Orkla ASA	19,121	138,969
Pareto Bank ASA	8,075	32,568
Storebrand ASA	9,292	64,344
Telenor ASA	46,359	423,973
TGS ASA	3,931	48,338
Veidekke ASA	9,020	67,377
Yara International ASA	6,080	213,858

Total Norway		3,399,316

Portugal - 0.3%
EDP - Energias de Portugal SA	62,829	273,284
Galp Energia SGPS SA(a)	18,982	182,684
Jeronimo Martins SGPS SA	4,940	92,192

Total Portugal		548,160

Singapore - 2.2%
China Aviation Oil Singapore Corp. Ltd.	33,500	17,276
ComfortDelGro Corp. Ltd.	26,700	24,562
DBS Group Holdings Ltd.	36,863	857,799
Hour Glass Ltd.(a)	24,400	35,710
Jardine Cycle & Carriage Ltd.	5,700	134,227
Keppel Corp. Ltd.	40,800	197,617
NetLink NBN Trust	204,100	128,727
Olam Group Ltd.	86,600	79,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Oversea-Chinese Banking Corp. Ltd.	76,601	$631,535
Propnex Ltd.	13,700	14,322
Riverstone Holdings Ltd.	83,900	33,621
Sembcorp Industries Ltd.	44,900	96,377
Sheng Siong Group Ltd.	70,200	77,299
Singapore Exchange Ltd.	14,600	96,255
Singapore Technologies Engineering Ltd.	69,800	174,147
Singapore Telecommunications Ltd.	176,500	327,193
United Overseas Bank Ltd.	31,828	580,264
Venture Corp. Ltd.	10,000	114,503

Total Singapore		3,620,496

Spain - 2.7%
Acciona SA	645	114,116
Acerinox SA	7,702	61,856
Aedas Homes SA(b)	2,395	34,162
Banco Bilbao Vizcaya Argentaria SA(a)	86,398	391,078
Banco Santander SA	82,310	193,322
CaixaBank SA	33,223	107,763
Cia de Distribucion Integral Logista Holdings SA	8,052	147,114
ContourGlobal PLC(b)	27,562	77,534
EDP Renovaveis SA	3,400	70,080
Enagas SA	8,210	127,400
Ferrovial SA	6,205	142,181
Fomento de Construcciones y Contratas SA	8,350	67,813
Grupo Catalana Occidente SA	4,211	105,814
Iberdrola SA	93,494	877,629
Industria de Diseno Textil SA	25,513	531,868
Inmobiliaria Colonial Socimi SA	9,358	45,251
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	69,554	65,549
Mapfre SA	93,550	145,718
Metrovacesa SA(a)(b)	8,581	52,288
Naturgy Energy Group SA(a)	22,068	513,017
Neinor Homes SA(a)(b)	2,104	19,231
Prosegur Cash SA(a)(b)	61,825	38,460
Prosegur Cia de Seguridad SA	14,954	22,751
Red Electrica Corp. SA	9,675	148,901
Repsol SA	24,600	284,493
Viscofan SA	1,564	85,648

Total Spain		4,471,037

Sweden - 2.4%
AAK AB	1,641	21,789
Alfa Laval AB	2,370	59,456
Assa Abloy AB, Class B	8,056	152,227
Atlas Copco AB, Class A	20,722	195,690
Atlas Copco AB, Class B	12,045	101,223
Atrium Ljungberg AB, Class B	1,894	23,467
Axfood AB	5,736	131,751
Boliden AB	2,626	82,004
Castellum AB(a)	4,534	51,131
Clas Ohlson AB, Class B	2,577	15,477
Dios Fastigheter AB	3,605	22,886
Elekta AB, Class B	4,707	24,117
Epiroc AB, Class A	6,272	90,512
EQT AB(a)	3,821	75,439
Essity AB, Class B	5,661	112,633
Evolution AB(b)	769	61,451
Fabege AB	7,545	51,603
FastPartner AB, Class A	4,415	23,114
Hexagon AB, Class B	9,828	92,723
Hexpol AB	10,325	85,503
Hufvudstaden AB, Class A	2,276	25,083
Intrum AB	1,741	22,065
Investment AB Latour, Class B	3,386	56,629
JM AB	1,483	20,673
L E Lundbergforetagen AB, Class B	635	23,140
Loomis AB	1,073	26,512
Nordic Paper Holding AB	6,442	16,718
Orron Energy AB(a)	7,207	12,972
Peab AB, Class B	12,531	60,354
Saab AB, Class B	1,611	50,460
Sandvik AB	9,938	136,611
Scandi Standard AB*	4,258	17,826
Securitas AB, Class B(a)	7,971	55,738
Skandinaviska Enskilda Banken AB, Class A	34,352	330,596
Skanska AB, Class B	6,857	86,195
SKF AB, Class B(a)	4,498	60,899
Svenska Cellulosa AB SCA, Class B	3,260	41,714
Svenska Handelsbanken AB, Class A	23,124	190,910
Svenska Handelsbanken AB, Class B(a)	4,263	41,871
Swedbank AB, Class A	6,423	84,994
Swedish Match AB	16,877	167,287
Tele2 AB, Class B	16,534	143,029
Telefonaktiebolaget LM Ericsson, Class B(a)	26,759	157,914
Telia Co. AB	74,580	215,255
Trelleborg AB, Class B	5,957	112,672
Volvo AB, Class A	8,780	130,385
Volvo AB, Class B	15,969	227,473

Total Sweden		3,990,171

Switzerland - 9.7%
ABB Ltd., Registered Shares	29,203	765,494
Adecco Group AG, Registered Shares	3,558	99,085
Alcon, Inc.	386	22,801
Baloise Holding AG, Registered Shares	785	101,051
Banque Cantonale Vaudoise, Registered Shares(a)	1,605	152,795
BKW AG	791	94,912
Cie Financiere Richemont SA, Class A, Registered Shares	3,300	316,103
Clariant AG, Registered Shares*(a)	5,474	88,429
Coca-Cola HBC AG	4,490	94,931
DKSH Holding AG	1,295	94,469
EMS-Chemie Holding AG, Registered Shares	244	155,808
Geberit AG, Registered Shares	359	155,928
Helvetia Holding AG, Registered Shares	1,056	99,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Holcim AG*	9,275	$386,172
Julius Baer Group Ltd.	2,866	126,666
Kuehne + Nagel International AG, Registered Shares(a)	1,017	208,721
Landis + Gyr Group AG*	910	49,741
Logitech International SA, Registered Shares(a)	798	37,255
Lonza Group AG, Registered Shares	139	68,677
Mobilezone Holding AG, Registered Shares	4,023	60,902
Nestle SA, Registered Shares	34,628	3,767,301
Novartis AG, Registered Shares	32,802	2,517,181
Partners Group Holding AG	259	211,726
PSP Swiss Property AG, Registered Shares	883	88,816
Roche Holding AG	6,303	2,071,329
Roche Holding AG, Bearer Shares	1,299	511,813
Schindler Holding AG, Registered Shares	815	124,206
SGS SA, Registered Shares	113	243,968
SIG Group AG*	3,251	66,655
Sika AG, Registered Shares	646	131,727
Sonova Holding AG, Registered Shares	272	60,798
Sulzer AG, Registered Shares	1,227	71,370
Swatch Group AG, Registered Shares	1,891	80,232
Swiss Life Holding AG, Registered Shares	548	244,143
Swiss Prime Site AG, Registered Shares	1,593	127,861
Swisscom AG, Registered Shares	1,097	516,596
Temenos AG, Registered Shares	303	20,761
UBS Group AG, Registered Shares	27,368	402,491
VAT Group AG(b)	262	54,250
Vontobel Holding AG, Registered Shares	680	36,893
Zurich Insurance Group AG	3,884	1,558,730

Total Switzerland		16,088,459

United Kingdom - 12.4%
Abrdn PLC	37,574	58,344
Admiral Group PLC	12,807	273,705
Airtel Africa PLC(a)(b)	50,992	73,544
Anglo American PLC	30,548	932,825
Antofagasta PLC	13,140	163,623
Ashmore Group PLC(a)	28,606	62,940
Ashtead Group PLC	2,490	113,574
AstraZeneca PLC	12,527	1,390,557
Auto Trader Group PLC(b)	3,965	22,795
Aviva PLC	80,453	348,641
BAE Systems PLC	73,375	646,913
Barclays PLC	77,182	124,326
Barratt Developments PLC	16,408	62,678
Bellway PLC	2,810	53,420
Big Yellow Group PLC	6,159	72,878
BP PLC	302,894	1,464,399
British Land Co. PLC	21,266	83,253
Bunzl PLC	4,748	146,285
Burberry Group PLC	3,954	79,802
Central Asia Metals PLC	19,630	47,551
Close Brothers Group PLC	7,057	73,066
CNH Industrial NV	6,874	78,318
Coca-Cola Europacific Partners PLC	2,815	122,167
Computacenter PLC	3,381	72,955
ConvaTec Group PLC(b)	29,115	66,822
Croda International PLC	897	64,545
DCC PLC	1,111	58,153
Diageo PLC	24,686	1,046,476
Diploma PLC	970	25,164
Direct Line Insurance Group PLC	49,523	102,549
Diversified Energy Co. PLC	54,844	79,405
Domino’s Pizza Group PLC	17,470	43,411
Drax Group PLC	9,849	66,022
DS Smith PLC	19,913	57,106
FDM Group Holdings PLC	2,498	17,484
Ferrexpo PLC	39,488	53,602
Fresnillo PLC	9,423	80,911
Grafton Group PLC	4,916	36,867
Grainger PLC	7,473	19,137
H&T Group PLC	2,852	14,040
Hargreaves Lansdown PLC(a)	5,585	54,066
Hikma Pharmaceuticals PLC	3,690	56,165
HSBC Holdings PLC	257,991	1,345,802
Hunting PLC	4,023	10,486
IMI PLC	5,455	68,140
Imperial Brands PLC	43,508	900,936
Inchcape PLC	9,163	69,811
Intertek Group PLC	1,212	50,154
Investec PLC	12,949	52,486
J. Sainsbury PLC	32,277	62,802
James Fisher & Sons PLC*	1,686	5,307
Johnson Matthey PLC	2,137	43,715
Jupiter Fund Management PLC	9,077	9,307
Kingfisher PLC	27,244	67,029
Land Securities Group PLC	18,506	107,795
Legal & General Group PLC	121,107	292,690
Linde PLC	2,455	671,487
Lloyds Banking Group PLC	609,332	281,533
London Stock Exchange Group PLC	1,866	158,892
Mondi PLC	5,312	82,661
Moneysupermarket.com Group PLC	37,268	77,297
Morgan Sindall Group PLC	1,860	30,688
National Grid PLC	63,839	663,463
NatWest Group PLC	89,994	226,940
OSB Group PLC	17,724	83,177
Pan African Resources PLC	49,274	9,626
Pearson PLC	8,778	84,937
Pets at Home Group PLC	7,289	21,481
Polar Capital Holdings PLC	4,136	19,161
Reach PLC	4,280	3,309
Reckitt Benckiser Group PLC	7,327	488,785
Redde Northgate PLC	7,635	24,674
Redrow PLC	7,458	33,235
RELX PLC	15,273	375,424
Rotork PLC	23,939	62,585
Royal Mail PLC(a)	15,905	32,749

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Investments	Shares	Value
Sabre Insurance Group PLC(b)	10,433	$11,297
Sage Group PLC	10,369	80,700
Savills PLC	1,947	17,290
Schroders PLC	25,050	108,861
Segro PLC	10,314	86,697
Serco Group PLC	12,329	21,511
Severn Trent PLC	3,553	93,404
Shell PLC	84,695	2,123,953
Smith & Nephew PLC	6,582	77,185
Smiths Group PLC	4,499	75,836
SSE PLC	27,315	465,761
St. James’s Place PLC	7,018	81,162
Standard Chartered PLC	25,217	159,553
Synthomer PLC	10,745	12,774
Tate & Lyle PLC	16,705	126,805
Taylor Wimpey PLC	100,466	99,029
TBC Bank Group PLC	1,014	18,881
Tesco PLC	92,109	212,634
Unilever PLC	33,320	1,476,273
United Utilities Group PLC	19,372	192,203
UP Global Sourcing Holdings PLC	997	1,115
Vesuvius PLC	6,923	23,911
Victrex PLC	1,251	23,321

Total United Kingdom		20,619,204

United States - 0.7%
GSK PLC	77,763	1,133,523

TOTAL COMMON STOCKS (Cost: $191,927,118)		164,160,790

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.2%

United States - 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c) (Cost: $8,686,457)	8,686,457	8,686,457

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $200,613,575)		172,847,247
Other Assets less Liabilities - (4.0)%		(6,647,932)

NET ASSETS - 100.0%		$166,199,315

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,756,562 and the total market value of the collateral held by the Fund was $12,623,073. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,936,616.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/5/2022	4,087,726	CHF	4,153,598	USD	$—	$(92)
Bank of America NA	10/5/2022	3,409,778	DKK	449,291	USD	—	(8)
Bank of America NA	10/5/2022	8,405,863	EUR	8,235,476	USD	—	(117)
Bank of America NA	10/5/2022	4,781,264	GBP	5,337,630	USD	—	(195)
Bank of America NA	10/5/2022	954,960,508	JPY	6,598,230	USD	—	(92)
Bank of America NA	10/5/2022	9,300,169	NOK	853,269	USD	166	—
Bank of America NA	10/5/2022	13,233,444	SEK	1,192,552	USD	—	(31)
Bank of America NA	10/5/2022	701,760	SGD	489,083	USD	—	(13)
Bank of America NA	10/5/2022	4,128,921	USD	4,020,190	CHF	44,038	—
Bank of America NA	10/5/2022	446,623	USD	3,297,279	DKK	12,163	—
Bank of America NA	10/5/2022	8,186,549	USD	8,125,728	EUR	225,642	—
Bank of America NA	10/5/2022	5,305,920	USD	4,557,145	GBP	218,675	—
Bank of America NA	10/5/2022	6,559,030	USD	907,123,031	JPY	291,417	—
Bank of America NA	10/5/2022	848,201	USD	8,413,389	NOK	76,141	—
Bank of America NA	10/5/2022	1,185,468	USD	12,587,763	SEK	51,132	—
Bank of America NA	10/5/2022	486,177	USD	678,188	SGD	13,535	—
Bank of America NA	10/6/2022	6,918,422	AUD	4,448,331	USD	—	(91)
Bank of America NA	10/6/2022	439,182	ILS	123,470	USD	—	(2)
Bank of America NA	10/6/2022	4,421,903	USD	6,447,380	AUD	276,523	—
Bank of America NA	10/6/2022	122,738	USD	407,809	ILS	8,090	—
Bank of America NA	11/3/2022	4,044,868	USD	6,289,259	AUD	—	(101)
Bank of America NA	11/3/2022	4,005,005	USD	3,931,777	CHF	—	(244)
Bank of America NA	11/3/2022	416,230	USD	3,152,604	DKK	—	(10)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

Bank of America NA	11/3/2022	7,661,120	USD	7,804,147	EUR	53	—
Bank of America NA	11/3/2022	3,932,955	USD	3,520,923	GBP	6	—
Bank of America NA	11/3/2022	107,459	USD	381,425	ILS	—	(28)
Bank of America NA	11/3/2022	720,087	USD	7,846,332	NOK	—	(90)
Bank of America NA	11/3/2022	1,079,337	USD	11,962,437	SEK	—	(33)
Bank of America NA	11/3/2022	478,083	USD	685,810	SGD	3	—
Bank of America NA	11/4/2022	6,271,096	USD	905,096,624	JPY	83	—
Citibank NA	10/5/2022	163,925	CHF	165,541	USD	1,022	—
Citibank NA	10/5/2022	4,087,744	CHF	4,153,599	USD	—	(75)
Citibank NA	10/5/2022	137,933	DKK	17,906	USD	268	—
Citibank NA	10/5/2022	3,409,761	DKK	449,293	USD	—	(12)
Citibank NA	10/5/2022	339,993	EUR	328,224	USD	4,872	—
Citibank NA	10/5/2022	8,405,908	EUR	8,235,478	USD	—	(74)
Citibank NA	10/5/2022	197,112	GBP	212,731	USD	7,310	—
Citibank NA	10/5/2022	4,781,475	GBP	5,337,632	USD	38	—
Citibank NA	10/5/2022	37,936,104	JPY	262,972	USD	—	(859)
Citibank NA	10/5/2022	954,968,715	JPY	6,598,232	USD	—	(37)
Citibank NA	10/5/2022	364,694	NOK	34,007	USD	—	(541)
Citibank NA	10/5/2022	9,299,408	NOK	853,271	USD	95	—
Citibank NA	10/5/2022	535,947	SEK	47,529	USD	767	—
Citibank NA	10/5/2022	13,233,629	SEK	1,192,553	USD	—	(15)
Citibank NA	10/5/2022	27,959	SGD	19,492	USD	—	(7)
Citibank NA	10/5/2022	701,768	SGD	489,083	USD	—	(7)
Citibank NA	10/6/2022	273,057	AUD	177,288	USD	—	(1,725)
Citibank NA	10/6/2022	6,918,413	AUD	4,448,332	USD	—	(98)
Citibank NA	10/6/2022	17,288	ILS	4,921	USD	—	(61)
Citibank NA	10/6/2022	439,191	ILS	123,472	USD	—	(1)
Citibank NA	11/3/2022	4,044,867	USD	6,289,248	AUD	—	(95)
Citibank NA	11/3/2022	4,005,004	USD	3,931,632	CHF	—	(97)
Citibank NA	11/3/2022	416,229	USD	3,152,652	DKK	—	(17)
Citibank NA	11/3/2022	7,661,119	USD	7,804,161	EUR	38	—
Citibank NA	11/3/2022	3,932,956	USD	3,520,731	GBP	221	—
Citibank NA	11/3/2022	107,461	USD	381,348	ILS	—	(5)
Citibank NA	11/3/2022	720,088	USD	7,845,820	NOK	—	(42)
Citibank NA	11/3/2022	1,079,336	USD	11,962,270	SEK	—	(19)
Citibank NA	11/3/2022	478,083	USD	685,824	SGD	—	(7)
Citibank NA	11/4/2022	6,271,095	USD	905,105,887	JPY	17	—
HSBC Holdings PLC	10/5/2022	264,251	USD	261,686	CHF	—	(1,646)
HSBC Holdings PLC	10/5/2022	28,584	USD	220,203	DKK	—	(431)
HSBC Holdings PLC	10/5/2022	523,939	USD	542,729	EUR	—	(7,781)
HSBC Holdings PLC	10/5/2022	339,579	USD	314,673	GBP	—	(11,698)
HSBC Holdings PLC	10/5/2022	419,778	USD	60,556,922	JPY	1,370	—
HSBC Holdings PLC	10/5/2022	54,284	USD	582,163	NOK	862	—
HSBC Holdings PLC	10/5/2022	75,870	USD	855,553	SEK	—	(1,227)
HSBC Holdings PLC	10/5/2022	31,116	USD	44,634	SGD	9	—
HSBC Holdings PLC	10/6/2022	283,002	USD	435,881	AUD	2,750	—
HSBC Holdings PLC	10/6/2022	7,855	USD	27,603	ILS	95	—
JP Morgan Chase Bank NA	10/5/2022	4,087,781	CHF	4,153,599	USD	—	(37)
JP Morgan Chase Bank NA	10/5/2022	3,409,816	DKK	449,293	USD	—	(5)
JP Morgan Chase Bank NA	10/5/2022	8,405,873	EUR	8,235,478	USD	—	(108)
JP Morgan Chase Bank NA	10/5/2022	4,781,406	GBP	5,337,632	USD	—	(38)
JP Morgan Chase Bank NA	10/5/2022	954,966,076	JPY	6,598,232	USD	—	(55)
JP Morgan Chase Bank NA	10/5/2022	9,297,996	NOK	853,271	USD	—	(35)
JP Morgan Chase Bank NA	10/5/2022	13,233,655	SEK	1,192,553	USD	—	(13)
JP Morgan Chase Bank NA	10/5/2022	701,768	SGD	489,083	USD	—	(7)
JP Morgan Chase Bank NA	10/5/2022	4,128,921	USD	4,019,067	CHF	45,179	—
JP Morgan Chase Bank NA	10/5/2022	446,623	USD	3,296,347	DKK	12,286	—
JP Morgan Chase Bank NA	10/5/2022	8,186,549	USD	8,123,631	EUR	227,696	—
JP Morgan Chase Bank NA	10/5/2022	5,305,920	USD	4,557,121	GBP	218,701	—
JP Morgan Chase Bank NA	10/5/2022	6,559,030	USD	906,873,132	JPY	293,143	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

JP Morgan Chase Bank NA	10/5/2022	848,201	USD	8,412,768	NOK	76,198	—
JP Morgan Chase Bank NA	10/5/2022	1,185,468	USD	12,585,264	SEK	51,357	—
JP Morgan Chase Bank NA	10/5/2022	486,177	USD	678,175	SGD	13,544	—
JP Morgan Chase Bank NA	10/6/2022	6,918,499	AUD	4,448,332	USD	—	(43)
JP Morgan Chase Bank NA	10/6/2022	439,192	ILS	123,472	USD	—	(1)
JP Morgan Chase Bank NA	10/6/2022	4,421,903	USD	6,446,853	AUD	276,861	—
JP Morgan Chase Bank NA	10/6/2022	122,738	USD	407,672	ILS	8,129	—
JP Morgan Chase Bank NA	11/3/2022	4,044,867	USD	6,289,287	AUD	—	(120)
JP Morgan Chase Bank NA	11/3/2022	4,005,004	USD	3,931,568	CHF	—	(32)
JP Morgan Chase Bank NA	11/3/2022	416,229	USD	3,152,624	DKK	—	(13)
JP Morgan Chase Bank NA	11/3/2022	7,661,119	USD	7,804,154	EUR	46	—
JP Morgan Chase Bank NA	11/3/2022	3,932,956	USD	3,520,778	GBP	168	—
JP Morgan Chase Bank NA	11/3/2022	107,461	USD	381,370	ILS	—	(11)
JP Morgan Chase Bank NA	11/3/2022	720,088	USD	7,844,628	NOK	68	—
JP Morgan Chase Bank NA	11/3/2022	1,079,336	USD	11,962,027	SEK	3	—
JP Morgan Chase Bank NA	11/3/2022	478,083	USD	685,813	SGD	1	—
JP Morgan Chase Bank NA	11/4/2022	6,271,095	USD	905,102,751	JPY	39	—
Morgan Stanley & Co. International	10/5/2022	4,087,756	CHF	4,153,599	USD	—	(63)
Morgan Stanley & Co. International	10/5/2022	3,409,798	DKK	449,293	USD	—	(7)
Morgan Stanley & Co. International	10/5/2022	8,406,423	EUR	8,235,478	USD	430	—
Morgan Stanley & Co. International	10/5/2022	4,781,372	GBP	5,337,632	USD	—	(77)
Morgan Stanley & Co. International	10/5/2022	955,046,766	JPY	6,598,232	USD	502	—
Morgan Stanley & Co. International	10/5/2022	9,298,168	NOK	853,271	USD	—	(19)
Morgan Stanley & Co. International	10/5/2022	13,233,582	SEK	1,192,553	USD	—	(19)
Morgan Stanley & Co. International	10/5/2022	701,767	SGD	489,083	USD	—	(8)
Morgan Stanley & Co. International	10/5/2022	4,128,921	USD	4,018,997	CHF	45,251	—
Morgan Stanley & Co. International	10/5/2022	446,623	USD	3,296,291	DKK	12,293	—
Morgan Stanley & Co. International	10/5/2022	8,186,549	USD	8,123,591	EUR	227,736	—
Morgan Stanley & Co. International	10/5/2022	5,305,920	USD	4,557,129	GBP	218,692	—
Morgan Stanley & Co. International	10/5/2022	6,559,030	USD	906,878,242	JPY	293,108	—
Morgan Stanley & Co. International	10/5/2022	848,201	USD	8,412,788	NOK	76,197	—
Morgan Stanley & Co. International	10/5/2022	1,185,468	USD	12,585,223	SEK	51,361	—
Morgan Stanley & Co. International	10/5/2022	486,177	USD	678,192	SGD	13,532	—
Morgan Stanley & Co. International	10/6/2022	6,918,439	AUD	4,448,332	USD	—	(82)
Morgan Stanley & Co. International	10/6/2022	439,190	ILS	123,472	USD	—	(2)
Morgan Stanley & Co. International	10/6/2022	4,421,903	USD	6,446,900	AUD	276,831	—
Morgan Stanley & Co. International	10/6/2022	122,738	USD	407,665	ILS	8,130	—
Morgan Stanley & Co. International	11/3/2022	4,044,867	USD	6,289,170	AUD	—	(45)
Morgan Stanley & Co. International	11/3/2022	4,005,004	USD	3,931,644	CHF	—	(109)
Morgan Stanley & Co. International	11/3/2022	416,229	USD	3,152,637	DKK	—	(15)
Morgan Stanley & Co. International	11/3/2022	7,661,119	USD	7,804,646	EUR	—	(438)
Morgan Stanley & Co. International	11/3/2022	3,932,956	USD	3,520,788	GBP	158	—
Morgan Stanley & Co. International	11/3/2022	107,461	USD	381,390	ILS	—	(16)
Morgan Stanley & Co. International	11/3/2022	720,088	USD	7,846,142	NOK	—	(71)
Morgan Stanley & Co. International	11/3/2022	1,079,336	USD	11,962,944	SEK	—	(80)
Morgan Stanley & Co. International	11/3/2022	478,083	USD	685,883	SGD	—	(48)
Morgan Stanley & Co. International	11/4/2022	6,271,095	USD	905,178,186	JPY	—	(484)
UBS AG	10/5/2022	4,128,922	USD	4,018,973	CHF	45,276	—
UBS AG	10/5/2022	446,623	USD	3,296,313	DKK	12,290	—
UBS AG	10/5/2022	8,186,548	USD	8,123,582	EUR	227,744	—
UBS AG	10/5/2022	5,305,918	USD	4,557,045	GBP	218,784	—
UBS AG	10/5/2022	6,559,030	USD	906,872,476	JPY	293,148	—
UBS AG	10/5/2022	848,202	USD	8,412,746	NOK	76,201	—
UBS AG	10/5/2022	1,185,466	USD	12,585,090	SEK	51,371	—
UBS AG	10/5/2022	486,177	USD	678,182	SGD	13,539	—
UBS AG	10/6/2022	4,421,904	USD	6,446,836	AUD	276,873	—
UBS AG	10/6/2022	122,738	USD	407,638	ILS	8,138	—

						$4,908,405	$(29,825)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities
Common Stocks	$164,160,790	$—	$—	$164,160,790
Investment of Cash Collateral for Securities Loaned	—	8,686,457	—	8,686,457

Total Investments in Securities	$164,160,790	$8,686,457	$—	$172,847,247

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$4,908,405	$—	$4,908,405
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(29,825)	$—	$(29,825)

Total - Net	$164,160,790	$13,565,037	$—	$177,725,827

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.7%

Australia - 12.8%
Accent Group Ltd.(a)	99,936	$82,245
Adairs Ltd.(a)	69,926	81,376
Adbri Ltd.(a)	101,982	120,648
ARB Corp. Ltd.(a)	6,741	120,359
AUB Group Ltd.	10,967	133,762
Austal Ltd.	62,781	92,032
Australian Finance Group Ltd.	89,439	92,295
Autosports Group Ltd.(a)	39,004	53,415
Baby Bunting Group Ltd.(a)	20,674	50,245
Bapcor Ltd.(a)	37,487	147,506
Beach Energy Ltd.	118,201	112,856
Beacon Lighting Group Ltd.	55,549	68,930
Bega Cheese Ltd.(a)	23,073	51,328
Bravura Solutions Ltd.	46,910	37,098
Breville Group Ltd.(a)	5,960	69,589
Brickworks Ltd.	15,918	220,451
Capitol Health Ltd.	222,060	44,974
Cardno Ltd.	48,384	15,710
Centuria Capital Group(a)	128,820	127,136
Codan Ltd.(a)	16,371	59,681
Collins Foods Ltd.	6,921	38,847
Costa Group Holdings Ltd.	50,628	72,915
Credit Corp. Group Ltd.(a)	5,847	64,773
Cromwell Property Group	920,597	396,572
CSR Ltd.	109,192	312,412
Dicker Data Ltd.	17,023	111,967
Domain Holdings Australia Ltd.(a)	25,842	53,501
Dusk Group Ltd.(a)	43,703	54,793
Eagers Automotive Ltd.(a)	29,203	206,349
Elders Ltd.(a)	25,689	195,723
First Resources Ltd.	105,827	103,253
Genworth Mortgage Insurance Australia Ltd.	40,975	71,658
GrainCorp Ltd., Class A	21,738	109,016
Growthpoint Properties Australia Ltd.	211,136	416,752
GUD Holdings Ltd.(a)	18,709	89,135
GWA Group Ltd.	48,995	60,168
Hansen Technologies Ltd.	14,881	42,576
Healius Ltd.(a)	55,812	120,930
Home Consortium Ltd.	18,182	52,605
Iluka Resources Ltd.(a)	24,296	141,527
Infomedia Ltd.(a)	55,529	41,772
Ingenia Communities Group	33,291	79,625
Inghams Group Ltd.(a)	92,327	141,281
Insignia Financial Ltd.	98,149	186,159
Integral Diagnostics Ltd.	23,481	41,819
InvoCare Ltd.(a)	7,463	48,415
IPH Ltd.(a)	29,532	180,192
IRESS Ltd.(a)	27,880	159,895
IVE Group Ltd.(a)	57,456	82,749
Johns Lyng Group Ltd.(a)	11,823	47,738
Jumbo Interactive Ltd.	6,004	46,400
Kelsian Group Ltd.(a)	17,134	53,209
Lovisa Holdings Ltd.(a)	8,549	116,912
MA Financial Group Ltd.(a)	15,229	37,795
McMillan Shakespeare Ltd.	21,984	182,054
Metcash Ltd.(a)	228,479	568,505
Monadelphous Group Ltd.	15,315	128,599
Monash IVF Group Ltd.	126,337	73,512
Money3 Corp. Ltd.(a)	35,924	41,806
MyState Ltd.	33,975	83,226
Navigator Global Investments Ltd.	78,765	57,225
Netwealth Group Ltd.	11,370	88,674
New Hope Corp. Ltd.(a)	163,804	662,449
NIB Holdings Ltd.	92,470	441,740
Nick Scali Ltd.(a)	15,421	92,011
NRW Holdings Ltd.	86,763	132,767
Omni Bridgeway Ltd.*	8,035	19,528
Orora Ltd.	206,609	398,518
Pact Group Holdings Ltd.(a)	51,539	44,735
Pendal Group Ltd.	121,083	350,326
Perpetual Ltd.(a)	9,585	145,377
Pinnacle Investment Management Group Ltd.(a)	20,228	108,076
Platinum Asset Management Ltd.(a)	171,139	187,057
PSC Insurance Group Ltd.	42,982	132,649
Ramelius Resources Ltd.	69,542	31,969
Regis Healthcare Ltd.	51,701	56,842
Reliance Worldwide Corp. Ltd.(a)	110,757	241,406
Resimac Group Ltd.(a)	89,388	56,323
Sims Ltd.	33,643	289,420
SmartGroup Corp. Ltd.	32,050	102,827
Super Retail Group Ltd.(a)	58,314	332,938
Tassal Group Ltd.	35,034	116,455
Technology One Ltd.	21,151	144,150
United Malt Group Ltd.(a)	21,585	43,438
Viva Energy Group Ltd.(b)	106,556	178,812

Total Australia		11,294,483

Austria - 1.2%
AT&S Austria Technologie & Systemtechnik AG	1,826	60,194
Kontron AG	3,586	51,185
Oesterreichische Post AG(a)	17,143	458,480
POLYTEC Holding AG(a)	9,615	42,717
S IMMO AG	7,571	168,364
Semperit AG Holding(a)	6,577	110,822
UNIQA Insurance Group AG	21,213	125,935
Zumtobel Group AG	6,222	36,572

Total Austria		1,054,269

Belgium - 1.5%
Befimmo SA	5,886	269,282
Bekaert SA	9,371	237,586
Deceuninck NV(a)	14,642	27,311
Econocom Group SA/NV	38,118	95,223
Fagron	4,928	60,781
Intervest Offices & Warehouses NV	11,660	266,149
Ion Beam Applications	4,384	51,538
Recticel SA	4,771	62,817
TINC Comm VA	7,932	96,666
Xior Student Housing NV	3,903	121,972

Total Belgium		1,289,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
China - 3.4%
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.(a)	77,300	$86,853
China Nonferrous Mining Corp. Ltd.(a)	707,000	270,195
CITIC Telecom International Holdings Ltd.	1,464,678	473,927
CPMC Holdings Ltd.	253,900	105,766
Genertec Universal Medical Group Co. Ltd.(b)	363,800	186,305
Poly Property Group Co. Ltd.	935,000	166,754
Shanghai Industrial Holdings Ltd.	315,000	341,087
Shoucheng Holdings Ltd.	1,168,000	177,062
Shougang Fushan Resources Group Ltd.	1,473,885	429,967
Simcere Pharmaceutical Group Ltd.(b)	225,000	195,194
Sino-Ocean Group Holding Ltd.	2,444,500	255,352
Yanlord Land Group Ltd.	426,509	283,864
Zensun Enterprises Ltd.*(a)	213,000	43,957

Total China		3,016,283

Denmark - 1.9%
Alm Brand A/S	260,281	318,926
Cementir Holding NV	18,037	98,775
Chemometec A/S	622	47,450
D/S Norden A/S	8,873	375,734
FLSmidth & Co. A/S	1,963	42,907
Huscompagniet A/S	4,308	24,889
Matas A/S	3,709	32,986
Per Aarsleff Holding A/S	1,852	45,532
Scandinavian Tobacco Group A/S, Class A(b)	25,789	375,457
Spar Nord Bank A/S	13,855	154,798
Sydbank A/S	6,309	173,396

Total Denmark		1,690,850

Finland - 2.0%
Aktia Bank Oyj	17,489	165,677
Anora Group Oyj	18,593	123,859
Cargotec Oyj, Class B	5,625	171,377
Caverion Oyj	11,087	46,650
Fiskars Oyj Abp	8,213	119,562
Kemira Oyj	23,608	262,498
Lassila & Tikanoja Oyj(a)	5,920	57,821
Musti Group Oyj*	2,250	39,279
Oma Saastopankki Oyj	3,332	56,993
Raisio Oyj, Class V	27,527	50,859
Sanoma Oyj	11,253	135,154
Taaleri Oyj	7,091	63,632
Terveystalo Oyj(b)	10,276	83,253
Tokmanni Group Corp.	14,334	156,993
Uponor Oyj	9,654	127,488
Verkkokauppa.com Oyj(a)	11,272	33,680
YIT Oyj(a)	22,425	63,138

Total Finland		1,757,913

France - 3.3%
ABC Arbitrage	9,930	62,259
AKWEL	2,892	41,421
Bigben Interactive	2,633	26,981
Chargeurs SA(a)	5,896	68,503
Coface SA	24,981	240,688
Fnac Darty SA	2,004	55,755
IPSOS	6,175	277,665
Kaufman & Broad SA(a)	4,267	84,230
Lectra	1,305	36,308
Maisons du Monde SA(b)	2,318	18,382
Mersen SA	2,330	65,168
Metropole Television SA	37,443	454,478
Nexity SA	17,651	361,053
Quadient SA	3,241	45,181
Societe BIC SA	9,613	611,187
Television Francaise 1	41,249	238,214
Vicat SA	7,200	162,583

Total France		2,850,056

Germany - 2.4%
7C Solarparken AG	18,331	83,415
Aareal Bank AG	4,103	132,724
AIXTRON SE	2,818	68,823
AURELIUS Equity Opportunities SE & Co. KGaA	4,547	84,947
Bilfinger SE	10,899	275,472
CANCOM SE	2,132	50,879
CropEnergies AG	10,635	128,357
Deutsche Pfandbriefbank AG(b)	12,070	83,835
DIC Asset AG	15,423	117,398
Eckert & Ziegler Strahlen - und Medizintechnik AG	615	20,713
Encavis AG	9,484	171,698
GRENKE AG	1,270	23,266
Hamborner REIT AG	24,152	167,043
Hamburger Hafen und Logistik AG	6,544	71,545
Hensoldt AG	4,181	84,171
Hornbach Holding AG & Co. KGaA	1,262	79,619
Instone Real Estate Group SE(b)	3,919	32,672
Jenoptik AG	2,164	43,120
JOST Werke AG(b)	1,458	50,991
MLP SE	11,831	60,269
Mutares SE & Co. KGaA	5,704	83,148
NORMA Group SE	2,947	39,927
PATRIZIA SE	4,345	44,864
Wacker Neuson SE	6,489	85,628
Wuestenrot & Wuerttembergische AG	3,774	50,356

Total Germany		2,134,880

Hong Kong - 1.8%
Dah Sing Banking Group Ltd.	244,000	161,632
Dah Sing Financial Holdings Ltd.	53,600	122,087
Fortune Real Estate Investment Trust	456,000	332,274
Hutchison Port Holdings Trust	2,764,200	508,613
Kowloon Development Co. Ltd.	186,000	214,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
Nissin Foods Co. Ltd.(a)	132,000	$103,079
Singamas Container Holdings Ltd.	1,156,000	88,358
Sun Hung Kai & Co. Ltd.	208,000	74,987

Total Hong Kong		1,605,940

Indonesia - 0.3%
Bumitama Agri Ltd.	171,500	68,724
Nickel Industries Ltd.(a)	369,534	187,698

Total Indonesia		256,422

Ireland - 0.2%
Kenmare Resources PLC	18,626	81,297
Origin Enterprises PLC	20,198	71,728

Total Ireland		153,025

Israel - 4.7%
Altshuler Shaham Penn Ltd.	17,657	38,287
Arad Ltd.	4,208	51,567
Ashtrom Group Ltd.	15,308	322,767
Carasso Motors Ltd.	21,536	118,486
Delek Automotive Systems Ltd.	24,456	331,805
Delek Group Ltd.* ‡	0	54
Elco Ltd.	1,187	71,079
Electra Real Estate Ltd.	3,898	52,294
Energix-Renewable Energies Ltd.	41,540	163,261
FIBI Holdings Ltd.	2,826	127,911
G City Ltd.	25,843	120,604
Gav-Yam Lands Corp. Ltd.	26,393	218,294
Harel Insurance Investments & Financial Services Ltd.	26,962	238,766
IDI Insurance Co. Ltd.	4,845	131,700
Israel Land Development - Urban Renewal Ltd.	4,551	62,692
Magic Software Enterprises Ltd.	4,152	64,549
Matrix IT Ltd.	6,735	153,178
Max Stock Ltd.	26,638	38,867
Maytronics Ltd.	6,190	76,965
Mediterranean Towers Ltd.	21,028	60,535
Mega Or Holdings Ltd.	3,586	105,250
Mehadrin Ltd.* ‡	0	16
Meitav Investment House Ltd.*	17,881	67,160
Menora Mivtachim Holdings Ltd.*	5,653	109,165
Mivne Real Estate KD Ltd.	76,323	225,511
Nawi Brothers Ltd.	12,120	89,749
One Software Technologies Ltd.	6,121	92,924
Palram Industries 1990 Ltd.	6,484	70,727
Paz Oil Co. Ltd.*	1	94
Phoenix Holdings Ltd.	36,424	347,851
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,890	208,074
Shapir Engineering and Industry Ltd.	18,999	154,361
Shufersal Ltd.	19,765	124,189
Tiv Taam Holdings 1 Ltd.	18,371	39,406
Victory Supermarket Chain Ltd.*	3,019	40,544

Total Israel		4,118,682

Italy - 3.5%
Alerion Cleanpower SpA	3,017	97,683
Anima Holding SpA(b)	101,523	291,409
Ascopiave SpA	22,953	47,445
Banca IFIS SpA	6,585	73,412
Banca Popolare di Sondrio SpA	43,240	143,685
BFF Bank SpA(b)	83,942	560,834
Carel Industries SpA(b)	2,900	54,376
Credito Emiliano SpA	40,887	231,918
Danieli & C. Officine Meccaniche SpA, RSP	5,053	60,590
doValue SpA(b)	9,050	48,053
El.En. SpA	3,212	36,564
Emak SpA	34,057	29,794
Esprinet SpA	9,424	57,886
Gruppo MutuiOnline SpA	1,966	38,674
GVS SpA*(a)(b)	9,650	57,005
Maire Tecnimont SpA(a)	39,400	93,331
MARR SpA	3,557	33,696
Piaggio & C. SpA	66,033	134,295
RAI Way SpA(b)	41,880	191,764
Salcef Group SpA	7,347	101,053
Sanlorenzo SpA	2,213	71,434
Sesa SpA	615	67,418
SOL SpA	6,157	94,698
Technogym SpA(b)	19,086	120,039
Tinexta SpA(a)	1,765	33,095
Unieuro SpA(a)(b)	9,851	99,014
Webuild SpA(a)	86,114	105,874
Zignago Vetro SpA	8,257	89,464

Total Italy		3,064,503

Japan - 29.5%
77 Bank Ltd.	6,835	84,148
ADEKA Corp.(a)	7,100	106,001
Advan Group Co. Ltd.	8,200	46,171
Aeon Delight Co. Ltd.	5,400	105,803
AEON Financial Service Co. Ltd.(a)	10,900	107,837
Aica Kogyo Co. Ltd.(a)	5,300	114,608
Aichi Bank Ltd.	1,300	50,682
Aichi Corp.(a)	13,800	74,842
Alleanza Holdings Co. Ltd.(a)	7,800	52,918
Amano Corp.	5,200	87,298
Anritsu Corp.	6,300	68,726
Aozora Bank Ltd.	11,300	201,572
Arcs Co. Ltd.	5,700	81,122
ARTERIA Networks Corp.	11,100	91,334
Asahi Holdings, Inc.(a)	7,400	103,783
Asanuma Corp.	2,900	53,614
Autobacs Seven Co. Ltd.(a)	10,600	102,672
Avex, Inc.(a)	11,100	118,174
Awa Bank Ltd.(a)	5,170	67,471
Bando Chemical Industries Ltd.(a)	14,900	105,616
Bank of Nagoya Ltd.	1,649	34,177

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
Bank of Saga Ltd.	10,200	$107,183
Bell System24 Holdings, Inc.	5,801	55,307
Benesse Holdings, Inc.(a)	5,100	75,930
Bic Camera, Inc.(a)	7,800	66,659
BIPROGY, Inc.	5,400	117,144
BML, Inc.	2,300	51,801
Bunka Shutter Co. Ltd.	11,400	80,649
Central Glass Co. Ltd.	4,900	112,560
Chugoku Bank Ltd.(a)	10,800	67,078
Chukyo Bank Ltd.(a)	3,300	38,986
Citizen Watch Co. Ltd.(a)	17,000	70,939
Computer Engineering & Consulting Ltd.	5,100	51,830
CONEXIO Corp.(a)	6,300	51,708
Cosmo Energy Holdings Co. Ltd.	7,619	195,285
Credit Saison Co. Ltd.	11,400	133,261
Dai-Dan Co. Ltd.	1,800	26,625
Daicel Corp.	21,600	126,993
Daido Steel Co. Ltd.(a)	2,300	55,933
Daihen Corp.	1,737	44,582
Daiichikosho Co. Ltd.(a)	4,900	137,780
Daiki Aluminium Industry Co. Ltd.(a)	5,300	43,170
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	5,000	58,551
Daishi Hokuetsu Financial Group, Inc.	5,200	96,352
Daiwabo Holdings Co. Ltd.	8,700	111,977
DCM Holdings Co. Ltd.(a)	10,900	88,634
Denyo Co. Ltd.(a)	5,395	51,324
Dexerials Corp.(a)	5,100	114,512
DIC Corp.	6,100	101,438
Digital Garage, Inc.	1,400	33,562
Dip Corp.(a)	1,741	44,203
DKS Co. Ltd.(a)	1,600	21,124
DMG Mori Co. Ltd.	5,800	66,116
Dowa Holdings Co. Ltd.	2,400	86,055
DTS Corp.(a)	5,200	123,403
DyDo Group Holdings, Inc.(a)	700	23,286
Eagle Industry Co. Ltd.	7,000	52,423
EDION Corp.(a)	8,800	71,618
Eizo Corp.(a)	1,600	40,126
Elecom Co. Ltd.(a)	5,700	56,864
Electric Power Development Co. Ltd.(a)	16,200	229,214
ES-Con Japan Ltd.(a)	14,900	84,205
ESPEC Corp.(a)	5,400	63,832
Exedy Corp.	5,530	62,733
EXEO Group, Inc.	6,100	88,121
Ezaki Glico Co. Ltd.	1,900	46,796
France Bed Holdings Co. Ltd.(a)	13,400	83,597
Fuji Co. Ltd.(a)	900	11,714
Fuji Oil Holdings, Inc.(a)	5,300	88,098
Fujimi, Inc.	1,900	79,416
Fujimori Kogyo Co. Ltd.(a)	1,400	31,096
Fujitec Co. Ltd.(a)	6,200	125,032
Fujitsu General Ltd.(a)	5,000	103,803
Furukawa Electric Co. Ltd.	2,800	44,357
Furuno Electric Co. Ltd.(a)	7,200	54,617
Fuyo General Lease Co. Ltd.	1,900	103,568
G-7 Holdings, Inc.(a)	5,200	51,409
Glory Ltd.(a)	6,300	92,403
GMO Financial Holdings, Inc.(a)	14,100	69,748
GMO Internet Group, Inc.	5,200	91,538
GS Yuasa Corp.(a)	5,451	85,035
Gunma Bank Ltd.	35,487	96,106
H.U. Group Holdings, Inc.	7,300	133,145
H2O Retailing Corp.	8,900	68,067
Hachijuni Bank Ltd.(a)	37,900	125,421
Hanwa Co. Ltd.	1,839	43,642
Hazama Ando Corp.(a)	14,500	83,847
Heiwa Corp.(a)	6,449	99,712
Heiwa Real Estate Co. Ltd.	2,100	57,598
Hiday Hidaka Corp.(a)	5,600	83,413
Hokkaido Electric Power Co., Inc.	20,000	62,593
Hokuetsu Corp.	11,900	62,071
Hokuhoku Financial Group, Inc.	11,706	69,066
Hokuto Corp.(a)	6,100	79,819
Ichigo, Inc.	31,200	64,234
Ichiyoshi Securities Co. Ltd.(a)	14,100	57,863
Iino Kaiun Kaisha Ltd.	11,500	51,722
Inaba Denki Sangyo Co. Ltd.	5,900	111,156
Inabata & Co. Ltd.(a)	7,800	125,774
Information Services International-Dentsu Ltd.	1,800	55,090
INFRONEER Holdings, Inc.	13,023	88,532
Itochu Enex Co. Ltd.	11,300	79,786
Itoham Yonekyu Holdings, Inc.	27,100	124,692
IwaiCosmo Holdings, Inc.(a)	8,800	73,564
Iyo Bank Ltd.(a)	18,200	87,891
Izumi Co. Ltd.(a)	5,100	109,403
J. Front Retailing Co. Ltd.	17,300	140,556
JAC Recruitment Co. Ltd.	6,500	99,513
Jaccs Co. Ltd.	4,700	116,571
Japan Aviation Electronics Industry Ltd.(a)	5,300	77,626
Japan Securities Finance Co. Ltd.	11,800	66,849
Japan Steel Works Ltd.(a)	2,300	45,223
JCU Corp.	700	14,126
K’s Holdings Corp.	15,400	127,141
Kagome Co. Ltd.	5,000	104,149
Kaken Pharmaceutical Co. Ltd.	2,700	71,163
Kamei Corp.	7,200	53,075
Kamigumi Co. Ltd.	6,700	123,775
Kandenko Co. Ltd.	12,078	69,425
Kaneka Corp.	5,500	137,172
Kanematsu Corp.	10,100	99,573
Kanematsu Electronics Ltd.	2,500	68,828
Kanto Denka Kogyo Co. Ltd.	7,100	45,226
Katitas Co. Ltd.(a)	2,700	59,971
Kato Sangyo Co. Ltd.(a)	5,048	116,483
Keiyo Bank Ltd.	19,800	64,566
KFC Holdings Japan Ltd.(a)	900	16,838
Ki-Star Real Estate Co. Ltd.(a)	1,600	48,306
Kisoji Co. Ltd.(a)	5,500	78,732
Kobe Steel Ltd.(a)	24,000	96,169
Kohnan Shoji Co. Ltd.	1,400	32,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
KOMEDA Holdings Co. Ltd.	5,400	$86,888
Konica Minolta, Inc.(a)	47,700	146,977
Kumagai Gumi Co. Ltd.	5,100	88,861
Kurabo Industries Ltd.(a)	6,163	84,007
Kureha Corp.	1,000	61,349
KYB Corp.	2,800	59,871
Kyoei Steel Ltd.	5,900	56,536
Kyokuto Securities Co. Ltd.(a)	19,300	88,670
Kyokuyo Co. Ltd.	5,200	130,049
KYORIN Holdings, Inc.(a)	5,773	70,595
Kyudenko Corp.	5,100	96,895
Kyushu Financial Group, Inc.(a)	30,600	80,757
Lintec Corp.(a)	8,800	135,029
Macnica Holdings, Inc.	5,400	101,251
Maeda Kosen Co. Ltd.(a)	2,000	43,663
Maruichi Steel Tube Ltd.	7,400	151,277
Marusan Securities Co. Ltd.(a)	17,900	53,547
Maruzen Showa Unyu Co. Ltd.(a)	2,300	48,703
Marvelous, Inc.	12,700	58,435
Matsui Securities Co. Ltd.(a)	21,200	114,242
MCJ Co. Ltd.	8,200	56,255
Mebuki Financial Group, Inc.	105,200	204,956
Meitec Corp.	5,800	91,922
Mie Kotsu Group Holdings, Inc.(a)	17,700	61,020
MIRAIT ONE Corp.	6,300	63,851
Miroku Jyoho Service Co. Ltd.	5,100	50,808
Mitsubishi Logistics Corp.	5,300	124,861
Mitsubishi Materials Corp.(a)	7,700	105,809
Mitsui Mining & Smelting Co. Ltd.	4,600	96,611
Mizuho Leasing Co. Ltd.	3,200	68,866
Mochida Pharmaceutical Co. Ltd.(a)	2,100	48,965
Modec, Inc.(a)	3,500	35,763
Monex Group, Inc.(a)	7,600	23,733
Morinaga & Co. Ltd.	2,100	57,670
Morita Holdings Corp.(a)	6,400	56,685
Morningstar Japan KK(a)	18,897	60,577
Musashi Seimitsu Industry Co. Ltd.(a)	5,500	59,125
Musashino Bank Ltd.(a)	5,800	68,280
Nafco Co. Ltd.(a)	5,500	60,037
Nagase & Co. Ltd.	7,400	100,766
Nakanishi, Inc.	4,117	75,118
NEC Networks & System Integration Corp.	6,200	67,378
NET One Systems Co. Ltd.	5,200	101,237
NHK Spring Co. Ltd.(a)	15,600	91,717
Nichias Corp.	5,374	83,351
Nichiden Corp.(a)	5,100	61,061
Nichiha Corp.	2,200	41,737
Nihon Chouzai Co. Ltd.	6,200	54,185
Nihon Parkerizing Co. Ltd.	9,140	58,789
Nikkon Holdings Co. Ltd.(a)	5,500	85,799
Nippon Densetsu Kogyo Co. Ltd.	5,500	69,764
Nippon Electric Glass Co. Ltd.	6,800	117,119
Nippon Gas Co. Ltd.	7,600	107,900
Nippon Kanzai Co. Ltd.(a)	5,400	94,536
Nippon Kayaku Co. Ltd.(a)	14,000	112,004
Nippon Light Metal Holdings Co. Ltd.	6,700	67,025
Nippon Paper Industries Co. Ltd.	6,600	42,907
Nippon Parking Development Co. Ltd.(a)	35,000	48,603
Nippon Shokubai Co. Ltd.	1,700	63,422
Nippon Signal Co. Ltd.(a)	11,800	77,120
Nippon Soda Co. Ltd.	2,200	66,952
Nippon Steel Trading Corp.	3,100	107,727
Nippon Suisan Kaisha Ltd.	12,400	46,689
Nipro Corp.(a)	10,500	78,925
Nishi-Nippon Financial Holdings, Inc.	15,200	78,759
Nishimatsu Construction Co. Ltd.(a)	8,950	234,656
Nissan Shatai Co. Ltd.(a)	12,800	71,718
Nisshinbo Holdings, Inc.	14,450	104,822
Nissin Electric Co. Ltd.	7,900	72,481
Nitto Kogyo Corp.(a)	4,700	77,086
Nittoc Construction Co. Ltd.	17,900	110,557
Noevir Holdings Co. Ltd.	2,773	108,816
NOK Corp.(a)	11,200	87,204
Nomura Co. Ltd.	11,058	69,139
North Pacific Bank Ltd.	37,400	58,654
NS United Kaiun Kaisha Ltd.(a)	1,800	46,945
NSD Co. Ltd.(a)	5,600	95,213
Ogaki Kyoritsu Bank Ltd.(a)	5,500	65,090
Ohsho Food Service Corp.	972	42,978
Okamura Corp.	9,100	86,759
Okasan Securities Group, Inc.(a)	29,200	65,765
Okinawa Cellular Telephone Co.	4,000	70,469
Okinawa Electric Power Co., Inc.(a)	5,970	43,637
Okinawa Financial Group, Inc.	4,542	65,802
Okumura Corp.	5,290	104,013
Okuwa Co. Ltd.	11,500	71,902
Onoken Co. Ltd.(a)	6,200	60,567
Optorun Co. Ltd.	3,800	54,921
Orient Corp.(a)	6,400	50,671
Osaki Electric Co. Ltd.	17,700	61,142
Pack Corp.	1,500	22,965
PAL GROUP Holdings Co. Ltd.	3,790	61,506
PALTAC Corp.	1,800	55,401
Paramount Bed Holdings Co. Ltd.(a)	5,400	96,289
Penta-Ocean Construction Co. Ltd.	15,300	76,846
Pigeon Corp.	6,900	100,774
Plenus Co. Ltd.(a)	5,600	74,515
Pressance Corp.(a)	5,086	51,406
Prima Meat Packers Ltd.	5,057	73,019
Raito Kogyo Co. Ltd.	5,500	72,348
Raiznext Corp.	6,500	52,810
Relia, Inc.	6,300	42,001
Rengo Co. Ltd.	14,750	85,599
Resorttrust, Inc.	5,100	81,814
Restar Holdings Corp.(a)	5,454	72,760
Ricoh Leasing Co. Ltd.(a)	2,700	65,847
Riken Keiki Co. Ltd.(a)	1,000	26,944

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
Roland Corp.	2,400	$73,619
Ryoden Corp.(a)	6,300	67,942
Ryosan Co. Ltd.	5,000	77,343
Sakata Seed Corp.	1,800	59,816
Sala Corp.(a)	12,200	64,057
SAMTY Co. Ltd.(a)	6,500	100,995
San ju San Financial Group, Inc.(a)	6,100	59,464
San-In Godo Bank Ltd.	15,600	75,443
Sangetsu Corp.	6,700	74,108
Sanki Engineering Co. Ltd.	6,800	74,462
Sankyo Co. Ltd.	6,600	199,945
Sanyo Chemical Industries Ltd.(a)	1,200	36,312
Sanyo Special Steel Co. Ltd.(a)	5,400	69,764
Sapporo Holdings Ltd.	5,100	112,045
Sawai Group Holdings Co. Ltd.	1,700	47,684
SBS Holdings, Inc.	1,500	28,903
Seikitokyu Kogyo Co. Ltd.(a)	12,300	64,158
Seiko Holdings Corp.(a)	4,200	87,485
Seino Holdings Co. Ltd.	9,000	72,127
Seiren Co. Ltd.(a)	2,200	31,979
Senko Group Holdings Co. Ltd.	14,280	94,611
Senshu Ikeda Holdings, Inc.(a)	50,100	72,340
Seria Co. Ltd.	4,500	78,593
Seven Bank Ltd.(a)	97,300	174,104
Shikoku Electric Power Co., Inc.	14,500	72,427
Shin Nippon Air Technologies Co. Ltd.(a)	5,400	67,190
Shinmaywa Industries Ltd.(a)	10,700	71,779
Ship Healthcare Holdings, Inc.	4,500	84,531
SHO-BOND Holdings Co. Ltd.	5,000	216,242
Shoei Co. Ltd.	1,500	54,199
Sinfonia Technology Co. Ltd.	5,800	53,775
Sinko Industries Ltd.(a)	4,800	49,212
SKY Perfect JSAT Holdings, Inc.	25,900	92,510
SRA Holdings	5,700	117,154
ST Corp.	6,500	67,405
St. Marc Holdings Co. Ltd.	6,400	70,922
Stella Chemifa Corp.(a)	5,300	91,833
Sumitomo Bakelite Co. Ltd.	2,700	73,961
Sumitomo Densetsu Co. Ltd.	5,300	94,946
Sumitomo Osaka Cement Co. Ltd.	2,800	63,063
Sumitomo Seika Chemicals Co. Ltd.	1,625	33,635
Sun Frontier Fudousan Co. Ltd.	13,800	106,781
Systena Corp.	12,300	34,246
T-Gaia Corp.	5,600	63,411
Tachibana Eletech Co. Ltd.(a)	5,700	61,668
Taihei Dengyo Kaisha Ltd.	5,000	115,375
Taiheiyo Cement Corp.(a)	6,200	87,296
Taikisha Ltd.	1,800	40,043
Taiyo Holdings Co. Ltd.	2,500	41,504
Takamatsu Construction Group Co. Ltd.	5,000	64,976
Takara Holdings, Inc.	6,800	49,657
Takara Standard Co. Ltd.	5,600	50,102
Takasago International Corp.(a)	4,200	76,807
Takasago Thermal Engineering Co. Ltd.(a)	5,100	59,934
Takashimaya Co. Ltd.(a)	11,000	130,029
Tama Home Co. Ltd.	5,300	86,048
Tatsuta Electric Wire and Cable Co. Ltd.	18,100	54,521
Teijin Ltd.(a)	13,500	130,761
TKC Corp.	2,900	68,721
Toda Corp.(a)	24,104	123,896
Tokai Carbon Co. Ltd.(a)	11,300	76,429
TOKAI Holdings Corp.	15,200	91,466
Tokai Rika Co. Ltd.(a)	7,700	73,199
Tokai Tokyo Financial Holdings, Inc.(a)	35,318	86,133
Tokuyama Corp.(a)	5,700	68,560
Tokyo Ohka Kogyo Co. Ltd.	1,500	62,593
Tokyo Sangyo Co. Ltd.(a)	22,800	118,926
Tokyo Seimitsu Co. Ltd.	2,600	76,521
Tokyu Construction Co. Ltd.	7,500	32,695
Totetsu Kogyo Co. Ltd.	4,745	75,955
Towa Pharmaceutical Co. Ltd.	2,300	33,735
Toyo Construction Co. Ltd.(a)	11,800	69,376
Toyo Ink SC Holdings Co. Ltd.	5,728	75,189
Toyo Seikan Group Holdings Ltd.	17,800	214,468
Toyo Tire Corp.	7,700	83,519
Toyobo Co. Ltd.	6,800	48,623
Toyoda Gosei Co. Ltd.	8,000	120,764
Transcosmos, Inc.	2,800	72,251
TS Tech Co. Ltd.	9,400	92,152
Tsubakimoto Chain Co.(a)	5,056	106,712
Tsumura & Co.	2,913	62,086
UBE Corp.(a)	7,200	96,103
Ulvac, Inc.	1,600	56,707
Wowow, Inc.	5,200	47,781
Yamaguchi Financial Group, Inc.(a)	22,000	116,729
Yaoko Co. Ltd.(a)	1,100	49,853
Yellow Hat Ltd.	6,200	76,844
Yokogawa Bridge Holdings Corp.	5,400	70,995
Yokorei Co. Ltd.	12,900	78,517
Yorozu Corp.(a)	8,000	44,216
Zenrin Co. Ltd.	8,000	49,245

Total Japan		25,963,865

Malaysia - 0.1%
Frencken Group Ltd.(a)	68,200	46,341

Netherlands - 1.4%
Brunel International NV	8,307	69,661
Corbion NV	2,600	65,358
Eurocommercial Properties NV	5,282	105,353
Heijmans NV, CVA(a)	8,144	76,352
Ordina NV	36,456	136,607
PostNL NV(a)	293,377	495,202
RHI Magnesita NV	7,260	136,882
TKH Group NV, CVA	3,319	108,599
Wereldhave NV(a)	5,166	59,465

Total Netherlands		1,253,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
Norway - 2.7%
ABG Sundal Collier Holding ASA	244,953	$124,081
AF Gruppen ASA	6,736	85,550
American Shipping Co. ASA*	17,944	57,715
Atea ASA*	12,996	115,920
Austevoll Seafood ASA	22,631	153,161
Bonheur ASA	2,344	66,466
Borregaard ASA	6,718	79,280
Bouvet ASA(a)	19,603	98,220
Europris ASA(b)	33,994	169,857
Hunter Group ASA*	503,849	101,026
Kid ASA(b)	15,869	106,742
Kitron ASA(a)	50,025	86,395
Multiconsult ASA(b)	7,141	86,500
Norway Royal Salmon ASA*	23	312
Pareto Bank ASA	14,057	56,694
Protector Forsikring ASA	14,001	144,414
Selvaag Bolig ASA	18,715	54,528
SpareBank 1 Nord Norge	8,371	62,683
Sparebank 1 Oestlandet	7,503	73,810
SpareBank 1 SMN	3,606	36,863
Sparebanken Vest	9,715	72,926
TGS ASA	26,099	320,931
Veidekke ASA	33,343	249,065

Total Norway		2,403,139

Peru - 0.0%
Hochschild Mining PLC	40,795	26,868

Portugal - 1.6%
Altri SGPS SA	37,513	190,179
Corticeira Amorim SGPS SA	7,836	69,856
CTT - Correios de Portugal SA(a)	14,350	38,097
Navigator Co. SA	121,635	415,391
REN - Redes Energeticas Nacionais SGPS SA	164,275	388,651
Sonae SGPS SA	400,150	323,210

Total Portugal		1,425,384

Singapore - 4.5%
AEM Holdings Ltd.(a)	28,600	79,727
Best World International Ltd.*†	3,997	2,008
Bukit Sembawang Estates Ltd.	58,000	181,086
China Aviation Oil Singapore Corp. Ltd.	76,834	39,624
Civmec Ltd.	124,500	52,493
ComfortDelGro Corp. Ltd.	187,300	172,302
CSE Global Ltd.	394,700	116,905
Geo Energy Resources Ltd.(a)	226,100	57,514
Hour Glass Ltd.(a)	143,300	209,722
Japfa Ltd.	155,500	60,145
Keppel Infrastructure Trust	1,312,291	493,858
NetLink NBN Trust	1,045,800	659,592
OUE Ltd.(a)	80,900	73,294
Propnex Ltd.	114,200	119,381
Q&M Dental Group Singapore Ltd.	244,100	57,840
Raffles Medical Group Ltd.	137,200	127,170
Riverstone Holdings Ltd.(a)	536,100	214,829
Sembcorp Industries Ltd.	202,400	434,450
Sheng Siong Group Ltd.	375,300	413,251
Singapore Post Ltd.	162,800	61,834
StarHub Ltd.	261,900	200,774
UMS Holdings Ltd.	110,325	97,646

Total Singapore		3,925,445

Spain - 3.2%
Aedas Homes SA(b)	9,319	132,923
Almirall SA	10,034	96,922
Applus Services SA	11,407	64,088
Audax Renovables SA*(a)	32,564	26,637
Cia de Distribucion Integral Logista Holdings SA	51,089	933,420
ContourGlobal PLC(b)	72,212	203,138
Ebro Foods SA(a)	18,808	274,905
Faes Farma SA	64,473	234,327
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	146,028	137,620
Neinor Homes SA(a)(b)	12,822	117,195
Prosegur Cash SA(a)(b)	171,271	106,544
Prosegur Cia de Seguridad SA	103,784	157,896
Sacyr SA(a)	91,969	201,638
Unicaja Banco SA(b)	99,024	89,879

Total Spain		2,777,132

Sweden - 3.8%
AcadeMedia AB(b)	12,552	54,631
Akelius Residential Property AB, Class D	54,109	87,887
Alimak Group AB(b)	5,506	29,422
Atrium Ljungberg AB, Class B	12,833	159,003
Beijer Alma AB	6,325	83,098
Bergman & Beving AB	4,406	32,794
Bilia AB, Class A	15,958	183,630
Bonava AB, Class B	13,468	31,821
Bravida Holding AB(b)	16,254	134,309
Bufab AB	2,504	45,353
Byggmax Group AB	14,406	48,420
Catena AB	3,272	97,592
Clas Ohlson AB, Class B	15,609	93,745
Coor Service Management Holding AB(b)	13,538	92,165
Dios Fastigheter AB	25,639	162,764
Dustin Group AB(b)	11,062	43,839
Elanders AB, Class B	4,689	57,717
Fagerhult AB	7,390	24,905
Ferronordic AB	6,210	16,228
Granges AB	5,223	33,745
HMS Networks AB	1,686	45,821
Instalco AB	8,501	34,353
Inwido AB	9,714	77,029
JM AB	10,007	139,498
KNOW IT AB	1,876	37,765
Lagercrantz Group AB, Class B	10,889	95,815
Lindab International AB	6,613	74,309
Loomis AB	7,901	195,220
MIPS AB	771	23,177
Munters Group AB(b)	10,218	71,956
Mycronic AB	6,637	80,738
NCC AB, Class B	10,626	76,888

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
Nobia AB	25,591	$48,150
Nolato AB, Class B	14,080	64,516
Nordic Paper Holding AB(a)	18,317	47,536
Nordic Waterproofing Holding AB	3,522	47,542
Peab AB, Class B	65,338	314,694
Platzer Fastigheter Holding AB, Class B	10,595	63,966
Pricer AB, Class B	27,370	43,407
Ratos AB, Class B	20,053	68,828
Rottneros AB	43,252	52,850
Scandi Standard AB*	7,649	32,023
Tethys Oil AB	6,417	36,256
Troax Group AB	3,479	49,407
Volati AB	3,773	33,421

Total Sweden		3,368,233

Switzerland - 1.5%
Arbonia AG	8,444	97,116
Comet Holding AG, Registered Shares	234	34,425
EFG International AG*	27,947	222,895
Huber + Suhner AG, Registered Shares	1,793	143,185
Landis + Gyr Group AG*	3,915	213,997
Mobilezone Holding AG, Registered Shares	12,569	190,275
Swissquote Group Holding SA, Registered Shares	825	87,257
Valiant Holding AG, Registered Shares	2,993	285,844
Zehnder Group AG	762	39,019

Total Switzerland		1,314,013

United Kingdom - 11.4%
AJ Bell PLC	27,543	82,769
Alliance Pharma PLC	63,691	39,459
Assura PLC(a)	393,758	235,600
Bakkavor Group PLC(a)(b)	101,018	101,490
Balfour Beatty PLC	45,114	154,305
Begbies Traynor Group PLC	31,014	48,400
Bloomsbury Publishing PLC	15,588	63,774
Bodycote PLC	22,023	114,366
Central Asia Metals PLC	63,256	153,229
Chemring Group PLC	15,214	48,233
Chesnara PLC	42,720	130,904
Clarkson PLC	3,721	109,244
CLS Holdings PLC	57,538	89,536
Coats Group PLC	128,141	72,809
Concentric AB	2,753	44,207
Craneware PLC	1,773	38,199
Cranswick PLC	6,065	181,446
Currys PLC(a)	110,595	69,938
Devro PLC	43,655	80,895
DiscoverIE Group PLC(a)	5,640	40,798
Diversified Energy Co. PLC	491,702	711,906
Domino’s Pizza Group PLC	49,889	123,968
Drax Group PLC	78,195	524,171
EMIS Group PLC	9,259	195,347
Essentra PLC	21,158	43,128
Euromoney Institutional Investor PLC	7,450	119,923
FDM Group Holdings PLC	14,435	101,033
Ferrexpo PLC	405,738	550,757
Forterra PLC(b)	23,369	61,043
Galliford Try Holdings PLC	22,411	36,776
Gamma Communications PLC	2,457	28,963
Gateley Holdings PLC	29,415	63,209
GB Group PLC	5,272	35,840
Genuit Group PLC	12,091	39,344
Great Portland Estates PLC	30,910	151,821
Halfords Group PLC	17,110	25,174
Helical PLC	13,531	53,773
Hill & Smith Holdings PLC	7,481	76,078
Hilton Food Group PLC	10,701	63,909
Hunting PLC	18,831	49,084
Ibstock PLC(b)	33,729	61,824
IG Design Group PLC(a)	16,987	14,601
Impax Asset Management Group PLC(a)	8,766	51,374
IntegraFin Holdings PLC	18,455	45,282
James Halstead PLC(a)	26,258	60,529
Jupiter Fund Management PLC(a)	138,093	141,590
Keller Group PLC	10,115	71,136
Liontrust Asset Management PLC(a)	6,623	54,045
Londonmetric Property PLC(a)	173,690	338,338
Luceco PLC(b)	15,439	14,305
Marshalls PLC	11,976	39,117
MJ Gleeson PLC	8,884	40,859
Moneysupermarket.com Group PLC	106,720	221,346
Morgan Advanced Materials PLC	28,111	71,233
Morgan Sindall Group PLC	7,219	119,106
Mortgage Advice Bureau Holdings Ltd.	5,339	37,905
NCC Group PLC	26,436	64,480
Next Fifteen Communications Group PLC(a)	5,945	51,764
Norcros PLC	11,901	21,920
Numis Corp. PLC	16,461	42,631
Oxford Instruments PLC	2,964	59,027
Pagegroup PLC	8,537	35,318
Pan African Resources PLC	470,797	91,971
Paragon Banking Group PLC	36,863	162,461
PayPoint PLC	19,085	127,827
Polar Capital Holdings PLC	26,271	121,704
PZ Cussons PLC	46,989	102,390
QinetiQ Group PLC	55,512	204,494
Reach PLC	32,306	24,974
Redde Northgate PLC	57,657	186,329
Renew Holdings PLC	10,062	64,024
Robert Walters PLC	8,327	42,573
Sabre Insurance Group PLC(b)	72,721	78,743
Safestore Holdings PLC	20,496	192,075
Savills PLC	14,719	130,707
Serco Group PLC	83,719	146,071
Serica Energy PLC	22,347	93,423
Smart Metering Systems PLC	16,774	150,547
Spirent Communications PLC	39,890	116,845
SThree PLC	10,615	40,762
Synthomer PLC	83,126	98,825
TBC Bank Group PLC	7,361	137,061
Telecom Plus PLC	13,797	265,831

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Investments	Shares	Value
TI Fluid Systems PLC(a)(b)	56,460	$76,262
TT Electronics PLC	22,667	35,627
Tyman PLC	19,129	42,024
Vesuvius PLC	48,378	167,089
Victrex PLC	8,099	150,983
VIDENDUM PLC(a)	3,929	52,807
Watkin Jones PLC	61,822	104,346
Wincanton PLC	23,101	75,429
Workspace Group PLC	21,579	96,017
XPS Pensions Group PLC	49,416	70,609

Total United Kingdom		10,063,408

TOTAL COMMON STOCKS (Cost: $106,073,903)		86,853,938

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 9.7%

United States - 9.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c) (Cost: $8,479,485)	8,479,485	8,479,485

TOTAL INVESTMENTS IN SECURITIES - 108.4% (Cost: $114,553,388)		95,333,423
Other Assets less Liabilities - (8.4)%		(7,353,274)

NET ASSETS - 100.0%		$87,980,149

*	Non-income producing security.
‡	Share amount represents a fractional share.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $2,008, which represents less than 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $15,517,475 and the total market value of the collateral held by the Fund was $16,765,542. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,286,057.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2022	9,000	NOK	1,293	AUD	$—	$(5)
Bank of America NA	10/5/2022	328,246	CHF	333,536	USD	—	(7)
Bank of America NA	10/5/2022	2,025,819	DKK	266,933	USD	—	(4)
Bank of America NA	10/5/2022	3,181,372	EUR	3,116,886	USD	—	(44)
Bank of America NA	10/5/2022	2,261,896	GBP	2,525,099	USD	—	(92)
Bank of America NA	10/5/2022	659,940,244	JPY	4,559,809	USD	—	(63)
Bank of America NA	10/5/2022	6,684,593	NOK	613,296	USD	120	—
Bank of America NA	10/5/2022	8,900,931	SEK	802,121	USD	—	(21)
Bank of America NA	10/5/2022	860,676	SGD	599,837	USD	—	(16)
Bank of America NA	10/5/2022	277,952	USD	270,632	CHF	2,965	—
Bank of America NA	10/5/2022	222,450	USD	1,642,279	DKK	6,058	—
Bank of America NA	10/5/2022	2,597,458	USD	2,578,160	EUR	71,593	—
Bank of America NA	10/5/2022	2,104,291	USD	1,807,332	GBP	86,725	—
Bank of America NA	10/5/2022	3,799,918	USD	525,533,979	JPY	168,830	—
Bank of America NA	10/5/2022	511,092	USD	5,069,572	NOK	45,880	—
Bank of America NA	10/5/2022	668,447	USD	7,097,832	SEK	28,832	—
Bank of America NA	10/5/2022	499,874	USD	697,294	SGD	13,916	—
Bank of America NA	10/6/2022	4,225,981	AUD	2,717,175	USD	—	(56)
Bank of America NA	10/6/2022	2,200,696	ILS	618,695	USD	—	(9)
Bank of America NA	10/6/2022	2,264,358	USD	3,301,559	AUD	141,601	—
Bank of America NA	10/6/2022	515,589	USD	1,713,096	ILS	33,983	—
Bank of America NA	11/3/2022	2,418,707	USD	3,760,784	AUD	—	(61)
Bank of America NA	11/3/2022	327,249	USD	321,266	CHF	—	(20)
Bank of America NA	11/3/2022	252,159	USD	1,909,899	DKK	—	(6)
Bank of America NA	11/3/2022	2,858,671	USD	2,912,040	EUR	20	—
Bank of America NA	11/3/2022	1,712,700	USD	1,533,271	GBP	3	—
Bank of America NA	11/3/2022	540,812	USD	1,919,611	ILS	—	(143)
Bank of America NA	11/3/2022	504,916	USD	5,501,750	NOK	—	(63)
Bank of America NA	11/3/2022	659,758	USD	7,312,186	SEK	—	(20)
Bank of America NA	11/3/2022	561,516	USD	805,494	SGD	3	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Bank of America NA	11/4/2022	4,466,287	USD	644,611,610	JPY	59	—
Citibank NA	10/4/2022	605,000	AUD	388,982	USD	2	—
Citibank NA	10/4/2022	55,000	CHF	55,881	USD	—	(1)
Citibank NA	10/4/2022	559,000	DKK	73,651	USD	—	(1)
Citibank NA	10/4/2022	585,000	EUR	573,101	USD	—	(6)
Citibank NA	10/4/2022	9,000	EUR	8,824	USD	—	(7)
Citibank NA	10/4/2022	320,000	GBP	357,212	USD	3	—
Citibank NA	10/4/2022	137,000,000	JPY	946,501	USD	—	(9)
Citibank NA	10/4/2022	964,000	NOK	88,464	USD	—	(1)
Citibank NA	10/4/2022	1,155,000	SEK	104,079	USD	—	(1)
Citibank NA	10/4/2022	20,000	SGD	13,938	USD	—	(0	) ^
Citibank NA	10/5/2022	12,731	CHF	12,856	USD	79	—
Citibank NA	10/5/2022	328,247	CHF	333,535	USD	—	(6)
Citibank NA	10/5/2022	79,258	DKK	10,289	USD	154	—
Citibank NA	10/5/2022	2,025,815	DKK	266,935	USD	—	(7)
Citibank NA	10/5/2022	124,443	EUR	120,135	USD	1,783	—
Citibank NA	10/5/2022	3,181,390	EUR	3,116,887	USD	—	(28)
Citibank NA	10/5/2022	90,179	GBP	97,325	USD	3,344	—
Citibank NA	10/5/2022	2,261,994	GBP	2,525,098	USD	18	—
Citibank NA	10/5/2022	25,353,392	JPY	175,749	USD	—	(574)
Citibank NA	10/5/2022	659,945,716	JPY	4,559,809	USD	—	(26)
Citibank NA	10/5/2022	253,496	NOK	23,638	USD	—	(376)
Citibank NA	10/5/2022	6,684,053	NOK	613,298	USD	68	—
Citibank NA	10/5/2022	348,615	SEK	30,916	USD	499	—
Citibank NA	10/5/2022	8,901,037	SEK	802,120	USD	—	(10)
Citibank NA	10/5/2022	33,163	SGD	23,120	USD	—	(8)
Citibank NA	10/5/2022	860,685	SGD	599,837	USD	—	(9)
Citibank NA	10/6/2022	161,301	AUD	104,728	USD	—	(1,019)
Citibank NA	10/6/2022	4,225,973	AUD	2,717,174	USD	—	(60)
Citibank NA	10/6/2022	83,774	ILS	23,846	USD	—	(294)
Citibank NA	10/6/2022	2,200,704	ILS	618,695	USD	—	(7)
Citibank NA	11/3/2022	2,418,709	USD	3,760,781	AUD	—	(57)
Citibank NA	11/3/2022	327,248	USD	321,253	CHF	—	(8)
Citibank NA	11/3/2022	252,158	USD	1,909,925	DKK	—	(10)
Citibank NA	11/3/2022	2,858,671	USD	2,912,046	EUR	14	—
Citibank NA	11/3/2022	1,712,701	USD	1,533,188	GBP	96	—
Citibank NA	11/3/2022	540,814	USD	1,919,192	ILS	—	(23)
Citibank NA	11/3/2022	504,915	USD	5,501,372	NOK	—	(29)
Citibank NA	11/3/2022	659,757	USD	7,312,080	SEK	—	(12)
Citibank NA	11/3/2022	561,515	USD	805,510	SGD	—	(9)
Citibank NA	11/4/2022	4,466,286	USD	644,618,165	JPY	12	—
Goldman Sachs	10/4/2022	1,000	DKK	206	AUD	—	(1)
HSBC Holdings PLC	10/5/2022	42,762	USD	41,626	CHF	467	—
HSBC Holdings PLC	10/5/2022	64,143	USD	61,639	CHF	1,513	—
HSBC Holdings PLC	10/5/2022	34,223	USD	252,609	DKK	938	—
HSBC Holdings PLC	10/5/2022	51,335	USD	380,254	DKK	1,232	—
HSBC Holdings PLC	10/5/2022	399,609	USD	396,548	EUR	11,105	—
HSBC Holdings PLC	10/5/2022	599,413	USD	596,953	EUR	14,569	—
HSBC Holdings PLC	10/5/2022	323,737	USD	278,051	GBP	13,342	—
HSBC Holdings PLC	10/5/2022	485,606	USD	424,592	GBP	11,624	—
HSBC Holdings PLC	10/5/2022	584,603	USD	80,829,607	JPY	26,125	—
HSBC Holdings PLC	10/5/2022	876,904	USD	125,177,432	JPY	12,012	—
HSBC Holdings PLC	10/5/2022	78,629	USD	779,893	NOK	7,062	—
HSBC Holdings PLC	10/5/2022	117,944	USD	1,202,898	NOK	7,559	—
HSBC Holdings PLC	10/5/2022	102,838	USD	1,091,804	SEK	4,451	—
HSBC Holdings PLC	10/5/2022	154,257	USD	1,655,394	SEK	5,082	—
HSBC Holdings PLC	10/5/2022	76,904	USD	107,274	SGD	2,143	—
HSBC Holdings PLC	10/5/2022	115,356	USD	162,267	SGD	2,269	—
HSBC Holdings PLC	10/6/2022	348,363	USD	507,911	AUD	21,799	—
HSBC Holdings PLC	10/6/2022	522,544	USD	779,000	AUD	21,681	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

HSBC Holdings PLC	10/6/2022	79,322	USD	263,466	ILS	5,253	—
HSBC Holdings PLC	10/6/2022	118,982	USD	407,946	ILS	4,295	—
JP Morgan Chase Bank NA	10/3/2022	1,927,936	HKD	245,602	USD	—	(2)
JP Morgan Chase Bank NA	10/5/2022	328,250	CHF	333,535	USD	—	(3)
JP Morgan Chase Bank NA	10/5/2022	2,025,848	DKK	266,935	USD	—	(3)
JP Morgan Chase Bank NA	10/5/2022	3,181,377	EUR	3,116,887	USD	—	(41)
JP Morgan Chase Bank NA	10/5/2022	2,261,962	GBP	2,525,098	USD	—	(18)
JP Morgan Chase Bank NA	10/5/2022	659,943,892	JPY	4,559,809	USD	—	(38)
JP Morgan Chase Bank NA	10/5/2022	6,683,038	NOK	613,298	USD	—	(25)
JP Morgan Chase Bank NA	10/5/2022	8,901,054	SEK	802,120	USD	—	(8)
JP Morgan Chase Bank NA	10/5/2022	860,685	SGD	599,837	USD	—	(9)
JP Morgan Chase Bank NA	10/5/2022	277,952	USD	270,557	CHF	3,041	—
JP Morgan Chase Bank NA	10/5/2022	42,762	USD	41,785	CHF	305	—
JP Morgan Chase Bank NA	10/5/2022	85,524	USD	83,884	CHF	290	—
JP Morgan Chase Bank NA	10/5/2022	222,450	USD	1,641,815	DKK	6,119	—
JP Morgan Chase Bank NA	10/5/2022	34,223	USD	253,351	DKK	841	—
JP Morgan Chase Bank NA	10/5/2022	68,446	USD	521,075	DKK	—	(213)
JP Morgan Chase Bank NA	10/5/2022	2,597,458	USD	2,577,495	EUR	72,244	—
JP Morgan Chase Bank NA	10/5/2022	399,609	USD	397,752	EUR	9,925	—
JP Morgan Chase Bank NA	10/5/2022	799,218	USD	818,208	EUR	—	(2,393)
JP Morgan Chase Bank NA	10/5/2022	2,104,291	USD	1,807,323	GBP	86,735	—
JP Morgan Chase Bank NA	10/5/2022	323,737	USD	279,346	GBP	11,897	—
JP Morgan Chase Bank NA	10/5/2022	647,474	USD	586,758	GBP	—	(7,537)
JP Morgan Chase Bank NA	10/5/2022	3,799,918	USD	525,389,202	JPY	169,830	—
JP Morgan Chase Bank NA	10/5/2022	584,603	USD	81,675,118	JPY	20,283	—
JP Morgan Chase Bank NA	10/5/2022	1,169,205	USD	169,032,200	JPY	1,306	—
JP Morgan Chase Bank NA	10/5/2022	511,092	USD	5,069,198	NOK	45,914	—
JP Morgan Chase Bank NA	10/5/2022	78,629	USD	782,300	NOK	6,841	—
JP Morgan Chase Bank NA	10/5/2022	157,259	USD	1,690,683	NOK	2,112	—
JP Morgan Chase Bank NA	10/5/2022	668,447	USD	7,096,423	SEK	28,958	—
JP Morgan Chase Bank NA	10/5/2022	102,838	USD	1,098,672	SEK	3,832	—
JP Morgan Chase Bank NA	10/5/2022	205,676	USD	2,306,736	SEK	—	(2,194)
JP Morgan Chase Bank NA	10/5/2022	499,874	USD	697,281	SGD	13,925	—
JP Morgan Chase Bank NA	10/5/2022	76,904	USD	107,557	SGD	1,946	—
JP Morgan Chase Bank NA	10/5/2022	153,808	USD	220,875	SGD	—	(124)
JP Morgan Chase Bank NA	10/6/2022	4,226,026	AUD	2,717,174	USD	—	(26)
JP Morgan Chase Bank NA	10/6/2022	2,200,708	ILS	618,695	USD	—	(6)
JP Morgan Chase Bank NA	10/6/2022	2,264,358	USD	3,301,290	AUD	141,775	—
JP Morgan Chase Bank NA	10/6/2022	348,363	USD	508,446	AUD	21,455	—
JP Morgan Chase Bank NA	10/6/2022	696,725	USD	1,075,920	AUD	4,956	—
JP Morgan Chase Bank NA	10/6/2022	515,589	USD	1,712,518	ILS	34,146	—
JP Morgan Chase Bank NA	10/6/2022	79,322	USD	267,071	ILS	4,240	—
JP Morgan Chase Bank NA	10/6/2022	158,643	USD	565,163	ILS	—	(242)
JP Morgan Chase Bank NA	11/3/2022	2,418,709	USD	3,760,805	AUD	—	(72)
JP Morgan Chase Bank NA	11/3/2022	327,248	USD	321,248	CHF	—	(3)
JP Morgan Chase Bank NA	11/3/2022	252,158	USD	1,909,908	DKK	—	(8)
JP Morgan Chase Bank NA	11/3/2022	2,858,671	USD	2,912,043	EUR	17	—
JP Morgan Chase Bank NA	11/3/2022	1,712,701	USD	1,533,208	GBP	73	—
JP Morgan Chase Bank NA	11/3/2022	540,814	USD	1,919,303	ILS	—	(54)
JP Morgan Chase Bank NA	11/3/2022	504,915	USD	5,500,536	NOK	47	—
JP Morgan Chase Bank NA	11/3/2022	659,757	USD	7,311,932	SEK	2	—
JP Morgan Chase Bank NA	11/3/2022	561,515	USD	805,497	SGD	1	—
JP Morgan Chase Bank NA	11/4/2022	4,466,286	USD	644,615,931	JPY	28	—
Morgan Stanley & Co. International	10/5/2022	328,248	CHF	333,535	USD	—	(5)
Morgan Stanley & Co. International	10/5/2022	2,025,837	DKK	266,935	USD	—	(4)
Morgan Stanley & Co. International	10/5/2022	3,181,585	EUR	3,116,887	USD	163	—
Morgan Stanley & Co. International	10/5/2022	2,261,946	GBP	2,525,098	USD	—	(36)
Morgan Stanley & Co. International	10/5/2022	659,999,654	JPY	4,559,809	USD	347	—
Morgan Stanley & Co. International	10/5/2022	6,683,162	NOK	613,298	USD	—	(14)
Morgan Stanley & Co. International	10/5/2022	8,901,005	SEK	802,120	USD	—	(13)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

Morgan Stanley & Co. International	10/5/2022	860,683	SGD	599,837	USD	—	(10)
Morgan Stanley & Co. International	10/5/2022	277,952	USD	270,552	CHF	3,046	—
Morgan Stanley & Co. International	10/5/2022	222,450	USD	1,641,787	DKK	6,123	—
Morgan Stanley & Co. International	10/5/2022	2,597,458	USD	2,577,483	EUR	72,257	—
Morgan Stanley & Co. International	10/5/2022	2,104,291	USD	1,807,326	GBP	86,732	—
Morgan Stanley & Co. International	10/5/2022	3,799,918	USD	525,392,162	JPY	169,810	—
Morgan Stanley & Co. International	10/5/2022	511,092	USD	5,069,210	NOK	45,913	—
Morgan Stanley & Co. International	10/5/2022	668,447	USD	7,096,400	SEK	28,961	—
Morgan Stanley & Co. International	10/5/2022	499,874	USD	697,298	SGD	13,913	—
Morgan Stanley & Co. International	10/6/2022	4,225,989	AUD	2,717,174	USD	—	(50)
Morgan Stanley & Co. International	10/6/2022	2,200,696	ILS	618,695	USD	—	(9)
Morgan Stanley & Co. International	10/6/2022	2,264,358	USD	3,301,314	AUD	141,759	—
Morgan Stanley & Co. International	10/6/2022	515,589	USD	1,712,491	ILS	34,153	—
Morgan Stanley & Co. International	11/3/2022	2,418,709	USD	3,760,735	AUD	—	(27)
Morgan Stanley & Co. International	11/3/2022	327,248	USD	321,254	CHF	—	(9)
Morgan Stanley & Co. International	11/3/2022	252,158	USD	1,909,917	DKK	—	(9)
Morgan Stanley & Co. International	11/3/2022	2,858,671	USD	2,912,227	EUR	—	(164)
Morgan Stanley & Co. International	11/3/2022	1,712,701	USD	1,533,212	GBP	69	—
Morgan Stanley & Co. International	11/3/2022	540,814	USD	1,919,401	ILS	—	(82)
Morgan Stanley & Co. International	11/3/2022	504,915	USD	5,501,598	NOK	—	(50)
Morgan Stanley & Co. International	11/3/2022	659,757	USD	7,312,492	SEK	—	(49)
Morgan Stanley & Co. International	11/3/2022	561,515	USD	805,579	SGD	—	(56)
Morgan Stanley & Co. International	11/4/2022	4,466,286	USD	644,669,656	JPY	—	(344)
Royal Bank of Canada	10/4/2022	23,000	SEK	300,209	JPY	—	(2)
Standard Chartered Bank	10/4/2022	2,000	GBP	2,230	USD	3	—
UBS AG	10/5/2022	277,950	USD	270,548	CHF	3,048	—
UBS AG	10/5/2022	222,450	USD	1,641,798	DKK	6,121	—
UBS AG	10/5/2022	2,597,459	USD	2,577,481	EUR	72,259	—
UBS AG	10/5/2022	2,104,291	USD	1,807,293	GBP	86,768	—
UBS AG	10/5/2022	3,799,916	USD	525,388,545	JPY	169,833	—
UBS AG	10/5/2022	511,091	USD	5,069,169	NOK	45,916	—
UBS AG	10/5/2022	668,447	USD	7,096,336	SEK	28,966	—
UBS AG	10/5/2022	499,874	USD	697,289	SGD	13,920	—
UBS AG	10/6/2022	2,264,356	USD	3,301,277	AUD	141,781	—
UBS AG	10/6/2022	515,590	USD	1,712,379	ILS	34,186	—

						$2,680,312	$(17,181)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Singapore	$3,923,437	$—	$2,008	*	$3,925,445
Other	82,928,493	—	—		82,928,493
Investment of Cash Collateral for Securities Loaned	—	8,479,485	—		8,479,485

Total Investments in Securities	$86,851,930	$8,479,485	$2,008		$95,333,423

Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$2,680,312	$—		$2,680,312
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(17,181)	$—		$(17,181)

Total - Net	$86,851,930	$11,142,616	$2,008		$97,996,554

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 97.5%

Brazil - 5.1%
Ambev SA	46,014	$132,202
B3 SA - Brasil Bolsa Balcao	54,854	132,347
Banco Santander Brasil SA	11,452	64,238
CCR SA	37,190	86,153
Cia Siderurgica Nacional SA	10,638	25,017
CPFL Energia SA	8,994	56,137
Energisa SA	8,293	64,227
Equatorial Energia SA	13,832	68,791
Localiza Rent a Car SA	7,372	83,263
Lojas Renner SA	12,657	65,171
Magazine Luiza SA*	34,269	28,384
Raia Drogasil SA	8,675	36,456
Suzano SA	7,904	65,028
Telefonica Brasil SA	23,072	172,714
TOTVS SA	9,686	52,559

Total Brazil		1,132,687

Chile - 0.4%
Banco Santander Chile	1,661,846	58,672
Cia Cervecerias Unidas SA	5,249	28,827

Total Chile		87,499

China - 25.6%
3SBio, Inc.(a)	131,000	92,953
Alibaba Group Holding Ltd.*	58,800	583,888
Alibaba Health Information Technology Ltd.*	44,000	20,179
ANTA Sports Products Ltd.	10,200	108,108
Avary Holding Shenzhen Co. Ltd., Class A	11,400	41,432
BOE Technology Group Co. Ltd., Class A	49,700	22,796
Bosideng International Holdings Ltd.	48,000	23,786
BYD Co. Ltd., Class H	7,500	185,735
CanSino Biologics, Inc., Class H(a)(b)	13,000	73,778
Chengxin Lithium Group Co. Ltd., Class A	3,300	21,645
China Feihe Ltd.(a)	126,000	88,281
China Hongqiao Group Ltd.	68,000	56,306
China Jushi Co. Ltd., Class A	12,500	23,109
China Medical System Holdings Ltd.	72,000	85,943
China Meidong Auto Holdings Ltd.	18,000	28,479
China Minsheng Banking Corp. Ltd., Class H(b)	269,300	77,189
Chongqing Zhifei Biological Products Co. Ltd., Class A	2,800	33,946
Dali Foods Group Co. Ltd.(a)	171,200	73,715
Daqo New Energy Corp., ADR*	985	52,284
Dongyue Group Ltd.	82,000	81,792
ENN Energy Holdings Ltd.	10,100	135,097
ENN Natural Gas Co. Ltd., Class A	8,900	23,170
Fuyao Glass Industry Group Co. Ltd., Class H(a)	10,000	40,383
Geely Automobile Holdings Ltd.	53,000	73,053
Great Wall Motor Co. Ltd., Class H	61,000	70,093
Gree Electric Appliances, Inc. of Zhuhai, Class A	5,000	22,745
H World Group Ltd., ADR	951	31,897
Haidilao International Holding Ltd.*(a)(b)	29,000	56,892
Haier Smart Home Co. Ltd., Class H	10,000	30,637
Haitian International Holdings Ltd.	37,000	70,324
Hansoh Pharmaceutical Group Co. Ltd.(a)	60,000	94,931
Hengan International Group Co. Ltd.	18,600	83,168
Inner Mongolia ERDOS Resources Co. Ltd., Class A	9,600	20,428
Inner Mongolia Yuan Xing Energy Co. Ltd., Class A	18,400	19,176
JD.com, Inc., Class A	5,764	145,827
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	10,300	41,624
Jiumaojiu International Holdings Ltd.(a)(b)	33,000	54,146
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	22,200	32,759
Jointown Pharmaceutical Group Co. Ltd., Class A	22,600	36,266
Keda Industrial Group Co. Ltd.	17,200	40,387
Kingboard Holdings Ltd.	23,500	66,459
Li Auto, Inc., ADR*	1,056	24,299
Li Ning Co. Ltd.	20,500	156,951
Lufax Holding Ltd., ADR	14,042	35,667
Meituan, Class B*(a)	3,100	65,397
Ming Yang Smart Energy Group Ltd., Class A	11,400	38,586
Minth Group Ltd.	18,000	39,853
Nongfu Spring Co. Ltd., Class H(a)	19,800	114,892
Pinduoduo, Inc., ADR*	509	31,853
Ping An Healthcare and Technology Co. Ltd.*(a)(b)	11,800	22,247
Ping An Insurance Group Co. of China Ltd., Class H	41,500	207,238
Pop Mart International Group Ltd.(a)(b)	10,200	18,763
Sany Heavy Equipment International Holdings Co. Ltd.	81,000	79,041
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	77,600	104,391
Shanghai Baosight Software Co. Ltd., Class B	21,920	63,787
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H(b)	31,000	75,191
Shenzhou International Group Holdings Ltd.	2,700	21,102

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2022

Investments	Shares	Value
Sichuan Hebang Biotechnology Co. Ltd., Class A	50,800	$22,945
Sieyuan Electric Co. Ltd., Class A	5,200	27,878
Sino Biopharmaceutical Ltd.	203,000	95,424
Suzhou TA&A Ultra Clean Technology Co. Ltd., Class A	4,900	45,549
TAL Education Group, ADR*	11,986	59,211
TBEA Co. Ltd., Class A	7,800	23,709
Tingyi Cayman Islands Holding Corp.	60,000	103,492
Tongcheng Travel Holdings Ltd.*	44,400	87,104
Tongwei Co. Ltd., Class A	3,600	23,713
Topsports International Holdings Ltd.(a)	61,000	42,973
Trina Solar Co. Ltd., Class A	6,366	57,247
Trip.com Group Ltd., ADR*	3,598	98,261
Uni-President China Holdings Ltd.	96,000	80,592
Vipshop Holdings Ltd., ADR*	8,185	68,836
Want Want China Holdings Ltd.	151,600	99,072
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	59,800	69,399
XPeng, Inc., Class A, ADR*(b)	1,506	17,997
Xtep International Holdings Ltd.(b)	18,500	19,679
Yadea Group Holdings Ltd.(a)	62,000	99,517
YTO Express Group Co. Ltd., Class A	8,800	25,613
Yum China Holdings, Inc.	3,040	143,883
Zhejiang Supor Co. Ltd., Class A	3,800	24,588
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(b)	32,600	73,091
Zhongsheng Group Holdings Ltd.	11,000	43,931
Zhuzhou Kibing Group Co. Ltd., Class A	27,300	36,953
ZTO Express Cayman, Inc., ADR	5,064	121,688

Total China		5,676,409

Hong Kong - 0.8%
Kingboard Laminates Holdings Ltd.(b)	80,500	72,502
Vinda International Holdings Ltd.(b)	40,000	94,167

Total Hong Kong		166,669

India - 17.3%
Adani Green Energy Ltd.*	4,333	120,417
Adani Total Gas Ltd.	3,866	158,717
Ambuja Cements Ltd.	23,408	148,359
Asian Paints Ltd.	4,163	171,044
AU Small Finance Bank Ltd.(a)	5,798	44,131
Axis Bank Ltd.	15,037	135,525
Bajaj Auto Ltd.	1,720	74,587
Bajaj Finserv Ltd.	3,560	73,446
Balkrishna Industries Ltd.	1,317	30,495
Bandhan Bank Ltd.*(a)	8,612	28,223
Berger Paints India Ltd.	3,890	29,503
Cipla Ltd.	5,977	81,917
Colgate-Palmolive India Ltd.	3,774	75,590
Dabur India Ltd.	9,332	65,725
Divi’s Laboratories Ltd.	1,250	56,932
Dr. Reddy’s Laboratories Ltd.	1,545	82,342
Godrej Consumer Products Ltd.*	7,183	80,389
Grasim Industries Ltd.	3,756	77,328
Havells India Ltd.	4,984	82,619
HCL Technologies Ltd.	8,886	101,841
HDFC Life Insurance Co. Ltd.(a)	6,749	44,007
Hero MotoCorp Ltd.	2,253	70,599
ICICI Bank Ltd.	24,235	256,795
ICICI Lombard General Insurance Co. Ltd.(a)	3,121	44,163
ICICI Prudential Life Insurance Co. Ltd.(a)	5,921	38,280
Indus Towers Ltd.	60,784	147,531
Infosys Ltd.	17,088	296,898
JSW Steel Ltd.	9,101	70,665
Kotak Mahindra Bank Ltd.	4,450	99,512
Marico Ltd.	15,833	104,679
Maruti Suzuki India Ltd.	931	101,031
Mphasis Ltd.	2,047	52,530
Nestle India Ltd.	409	96,252
Page Industries Ltd.	87	54,184
PI Industries Ltd.	1,127	41,538
Piramal Pharma Ltd.*†	13,612	36,665
Samvardhana Motherson International Ltd.	13,062	17,501
Siemens Ltd.	1,500	51,090
SRF Ltd.	1,731	53,269
Tata Elxsi Ltd.	487	51,222
Tech Mahindra Ltd.	7,603	94,263
Torrent Pharmaceuticals Ltd.	3,466	66,458
UltraTech Cement Ltd.	1,470	113,028
Wipro Ltd.	17,623	85,406
Zomato Ltd.*	33,200	25,445

Total India		3,832,141

Indonesia - 1.8%
Bank Central Asia Tbk PT	365,900	205,447
Bank Jago Tbk PT*	57,800	25,052
Barito Pacific Tbk PT	444,700	23,217
Indofood CBP Sukses Makmur Tbk PT	46,400	26,358
Indofood Sukses Makmur Tbk PT	64,100	25,362
Kalbe Farma Tbk PT	608,000	73,068
Merdeka Copper Gold Tbk PT*	97,600	25,253

Total Indonesia		403,757

Malaysia - 1.5%
HAP Seng Consolidated Bhd	21,000	27,716
Hartalega Holdings Bhd	111,900	40,059
Hong Leong Bank Bhd	20,200	89,304
Hong Leong Financial Group Bhd	16,500	65,687
MR DIY Group M Bhd(a)	53,100	22,559
Nestle Malaysia Bhd	3,100	87,244

Total Malaysia		332,569

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2022

Investments	Shares	Value
Mexico - 4.4%
America Movil SAB de CV, Series L	288,879	$238,919
Arca Continental SAB de CV	16,502	119,016
Cemex SAB de CV, Series CPO*	216,610	74,762
Coca-Cola Femsa SAB de CV	18,025	105,483
Gruma SAB de CV, Class B	2,099	20,137
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,615	51,587
Grupo Bimbo SAB de CV, Series A	37,897	133,759
Grupo Financiero Banorte SAB de CV, Class O	24,252	155,975
Kimberly-Clark de Mexico SAB de CV, Class A	48,440	64,828
Sitios Latinoamerica SAB de CV*	14,443	6,457

Total Mexico		970,923

Philippines - 1.5%
Globe Telecom, Inc.	4,395	152,185
Jollibee Foods Corp.	7,120	27,812
PLDT, Inc.	5,530	142,247

Total Philippines		322,244

Poland - 0.8%
Bank Polska Kasa Opieki SA	3,555	43,691
Orange Polska SA	131,293	137,752

Total Poland		181,443

Russia - 0.0%
Novolipetsk Steel PJSC†	27,720	0
PhosAgro PJSC†	1,126	0
PhosAgro PJSC, GDR†(c)	24	0
Polyus PJSC*†	436	0
TCS Group Holding PLC, GDR*†(c)	872	0
X5 Retail Group NV, GDR†(c)	2,404	0

Total Russia		0

South Africa - 5.5%
Absa Group Ltd.(b)	8,827	86,750
Anglo American Platinum Ltd.	998	71,536
AngloGold Ashanti Ltd.	5,103	70,890
Clicks Group Ltd.	4,621	73,396
FirstRand Ltd.	39,805	134,525
Gold Fields Ltd.	10,799	88,597
Harmony Gold Mining Co. Ltd.	18,902	44,929
Impala Platinum Holdings Ltd.	8,642	81,585
Mr. Price Group Ltd.	4,321	41,543
Nedbank Group Ltd.	6,834	75,951
Pepkor Holdings Ltd.(a)	21,322	24,641
Sibanye Stillwater Ltd.	29,660	69,329
Standard Bank Group Ltd.(b)	11,881	95,194
Vodacom Group Ltd.	23,606	160,346
Woolworths Holdings Ltd.(b)	29,259	99,421

Total South Africa		1,218,633

South Korea - 13.7%
CJ CheilJedang Corp.	314	90,203
Coway Co. Ltd.	1,397	52,630
DB Insurance Co. Ltd.	2,093	80,753
GS Engineering & Construction Corp.	2,862	45,109
Hana Financial Group, Inc.	3,823	94,727
Hankook Tire & Technology Co. Ltd.	2,249	55,412
Hanon Systems	2,509	14,591
Hanwha Solutions Corp.*	1,817	59,944
HLB, Inc.*	801	23,990
Hyundai Engineering & Construction Co. Ltd.	2,326	60,967
Hyundai Glovis Co. Ltd.	634	72,010
Hyundai Steel Co.	2,564	50,359
KakaoBank Corp.*	2,485	34,825
KB Financial Group, Inc.	3,532	107,883
Korea Investment Holdings Co. Ltd.	607	20,153
Korea Zinc Co. Ltd.	74	30,775
LG Chem Ltd.	332	124,381
LG Display Co. Ltd.	5,383	45,150
LG Electronics, Inc.	1,318	72,408
LG Innotek Co. Ltd.	310	59,261
LG Uplus Corp.	19,371	145,550
Lotte Chemical Corp.	427	42,978
Meritz Financial Group, Inc.	2,058	29,992
Meritz Fire & Marine Insurance Co. Ltd.	925	19,073
Meritz Securities Co. Ltd.	18,013	46,270
Mirae Asset Securities Co. Ltd.	7,561	31,603
NH Investment & Securities Co. Ltd.	5,615	35,283
Pan Ocean Co. Ltd.	6,528	20,533
Samsung Electro-Mechanics Co. Ltd.	768	60,122
Samsung Electronics Co. Ltd.	21,190	786,460
Samsung Engineering Co. Ltd.*	4,747	75,483
Samsung Fire & Marine Insurance Co. Ltd.	569	73,178
Samsung Life Insurance Co. Ltd.	1,428	62,282
Samsung SDS Co. Ltd.	601	48,309
Samsung Securities Co. Ltd.	2,148	46,167
Shinhan Financial Group Co. Ltd.	4,755	111,339
SK Chemicals Co. Ltd.	584	37,145
SK Hynix, Inc.	2,999	174,192

Total South Korea		3,041,490

Taiwan - 17.0%
Acer, Inc.	56,000	38,628
Advantech Co. Ltd.	5,499	50,835
ASE Technology Holding Co. Ltd.	20,000	50,458
Asia Cement Corp.	18,000	22,338
Asustek Computer, Inc.	5,000	36,852
AUO Corp.	55,000	25,465

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2022

Investments	Shares	Value
Catcher Technology Co. Ltd.	6,000	$32,599
Cathay Financial Holding Co. Ltd.	64,714	81,430
Cheng Shin Rubber Industry Co. Ltd.	21,000	23,613
China Development Financial Holding Corp.	215,114	81,305
Compal Electronics, Inc.	38,000	25,972
CTBC Financial Holding Co. Ltd.	137,720	86,105
Delta Electronics, Inc.	10,000	79,688
E Ink Holdings, Inc.	6,000	40,064
E.Sun Financial Holding Co. Ltd.	99,293	80,531
Eclat Textile Co. Ltd.	2,000	24,694
Evergreen Marine Corp. Taiwan Ltd.	14,800	68,059
Far Eastern New Century Corp.	42,000	42,795
Far EasTone Telecommunications Co. Ltd.	57,000	129,982
Feng TAY Enterprise Co. Ltd.	8,200	40,808
Fubon Financial Holding Co. Ltd.	66,561	104,614
Giant Manufacturing Co. Ltd.	4,000	25,891
Hon Hai Precision Industry Co. Ltd.	48,880	157,037
Hotai Motor Co. Ltd.	1,000	18,016
Innolux Corp.	81,000	26,661
Inventec Corp.	31,000	22,360
Lite-On Technology Corp.	17,014	34,190
MediaTek, Inc.	7,000	121,484
Micro-Star International Co. Ltd.	9,000	30,473
momo.com, Inc.	1,200	20,183
Nan Ya Printed Circuit Board Corp.	3,000	17,859
Nanya Technology Corp.	14,000	21,585
Nien Made Enterprise Co. Ltd.	3,000	23,765
Novatek Microelectronics Corp.	3,000	20,694
Pegatron Corp.	13,000	23,953
Pou Chen Corp.	29,000	26,032
Quanta Computer, Inc.	18,000	43,655
Realtek Semiconductor Corp.	5,000	42,521
Shanghai Commercial & Savings Bank Ltd.	24,000	37,192
Shin Kong Financial Holding Co. Ltd.	110,297	28,522
SinoPac Financial Holdings Co. Ltd.	111,180	60,582
Synnex Technology International Corp.	24,150	40,163
Taishin Financial Holding Co. Ltd.	89,700	38,706
Taiwan Semiconductor Manufacturing Co. Ltd.	103,000	1,369,051
Unimicron Technology Corp.	6,000	22,205
United Microelectronics Corp.*	60,000	67,561
Voltronic Power Technology Corp.	1,000	44,253
Walsin Lihwa Corp.	20,000	25,513
Wan Hai Lines Ltd.	9,440	19,862
Winbond Electronics Corp.	35,000	21,772
Wiwynn Corp.	1,000	25,450
WPG Holdings Ltd.	12,000	17,556
Yuanta Financial Holding Co. Ltd.	145,743	89,744

Total Taiwan		3,751,326

Thailand - 1.4%
Asset World Corp. PCL, NVDR	172,800	26,570
B Grimm Power PCL, NVDR	55,100	49,301
Energy Absolute PCL, NVDR	23,500	54,981
Gulf Energy Development PCL, NVDR	37,300	51,915
Home Product Center PCL, NVDR	65,600	23,478
Indorama Ventures PCL, NVDR	55,600	57,487
Muangthai Capital PCL, NVDR	37,900	36,423
Srisawad Corp. PCL, NVDR	17,800	20,292

Total Thailand		320,447

Turkey - 0.7%
Turkcell Iletisim Hizmetleri AS	139,074	148,688

TOTAL COMMON STOCKS (Cost: $22,767,634)		21,586,925

PREFERRED STOCKS - 2.6%

Brazil - 2.6%
Banco Bradesco SA	47,445	174,031
Braskem SA, Class A	8,320	40,363
Gerdau SA	7,441	33,622
Itau Unibanco Holding SA	39,499	204,913
Itausa SA	62,685	112,764

TOTAL PREFERRED STOCKS (Cost: $599,988)		565,693

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 10/31/22*	22	45

Philippines - 0.0%
Globe Telecom, Inc., expiring 10/7/22*	332	1,982

TOTAL RIGHTS (Cost: $0)		2,027

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(d) (Cost: $400,524)	400,524	400,524

TOTAL INVESTMENTS IN SECURITIES - 101.9% (Cost: $23,768,146)		22,555,169
Other Assets less Liabilities - (1.9)%		(423,518)

NET ASSETS - 100.0%		$22,131,651

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2022

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $36,665, which represents 0.17% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $671,563 and the total market value of the collateral held by the Fund was $729,228. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $328,704.

(c)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(d)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ESG Fund (RESE)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
India	$3,795,476	$—	$36,665	*	$3,832,141
Russia	—	—	0	*	0
Taiwan	3,699,200	52,126	—		3,751,326
Other	14,003,458	—	—		14,003,458
Preferred Stocks	565,693	—	—		565,693
Rights
Philippines	—	1,982	—		1,982
Brazil	45	—	—		45
Investment of Cash Collateral for Securities Loaned	—	400,524	—		400,524

Total Investments in Securities	$22,063,872	$454,632	$36,665		$22,555,169

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Brazil - 7.3%

Aerospace & Defense - 0.1%
Embraer SA*	4,015	$8,648

Banks - 0.5%
Banco Bradesco SA	9,296	28,031
Banco Santander Brasil SA	2,302	12,913
Itau Unibanco Holding SA	2,868	12,471

Total Banks		53,415

Beverages - 0.6%
Ambev SA	24,011	68,985

Capital Markets - 0.8%
B3 SA - Brasil Bolsa Balcao	39,667	95,705

Diversified Telecommunication Services - 0.2%
Telefonica Brasil SA	2,470	18,490

Electric Utilities - 0.4%
Energisa SA	1,478	11,446
Equatorial Energia SA	4,995	24,842
Transmissora Alianca de Energia Eletrica SA	1,039	7,482

Total Electric Utilities		43,770

Electrical Equipment - 0.5%
WEG SA	9,008	53,527

Food & Staples Retailing - 0.4%
Atacadao SA	2,002	7,155
Raia Drogasil SA	6,521	27,404
Sendas Distribuidora SA	3,949	12,813

Total Food & Staples Retailing		47,372

Food Products - 0.1%
BRF SA*	5,474	13,035
Marfrig Global Foods SA	1,784	3,256

Total Food Products		16,291

Health Care Providers & Services - 0.6%
Hapvida Participacoes e Investimentos SA(a)	29,997	41,982
Rede D’Or Sao Luiz SA(a)	5,478	30,100

Total Health Care Providers & Services		72,082

Independent Power & Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	1,483	10,559

Insurance - 0.1%
Sul America SA	1,983	8,088

Internet & Direct Marketing Retail - 0.1%
Americanas SA	4,957	15,562

IT Services - 0.0%
Locaweb Servicos de Internet SA*(a)	2,960	4,925

Metals & Mining - 0.1%
Cia Siderurgica Nacional SA	3,977	9,353

Multiline Retail - 0.2%
Magazine Luiza SA*	21,793	18,051

Oil, Gas & Consumable Fuels - 0.4%
Cosan SA	7,452	23,945
Petro Rio SA*	3,486	17,743
Ultrapar Participacoes SA	4,377	9,492

Total Oil, Gas & Consumable Fuels		51,180

Paper & Forest Products - 0.3%
Suzano SA	4,521	37,195

Personal Products - 0.1%
Natura & Co. Holding SA	6,246	17,010

Pharmaceuticals - 0.2%
Hypera SA	2,458	20,109

Real Estate Management & Development - 0.1%
BR Malls Participacoes SA	5,034	8,776

Road & Rail - 0.7%
Localiza Rent a Car SA	4,516	51,006
Rumo SA	7,531	25,730

Total Road & Rail		76,736

Software - 0.1%
TOTVS SA	3,115	16,903

Specialty Retail - 0.3%
Lojas Renner SA	6,012	30,956
Via SA*	10,169	5,997

Total Specialty Retail		36,953

Textiles, Apparel & Luxury Goods - 0.1%
Grupo De Moda Soma SA	2,949	7,262

Transportation Infrastructure - 0.1%
CCR SA	6,535	15,139

Wireless Telecommunication Services - 0.1%
TIM SA	4,468	9,979

Total Brazil		842,065

Chile - 0.6%

Banks - 0.2%
Banco de Chile	139,947	12,443
Banco de Credito e Inversiones SA	215	5,521
Banco Santander Chile	244,906	8,647

Total Banks		26,611

Electric Utilities - 0.1%
Enel Americas SA	69,307	7,380
Enel Chile SA	86,381	2,524

Total Electric Utilities		9,904

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Food & Staples Retailing - 0.1%
Cencosud SA	5,252	$6,716

Marine - 0.0%
Cia Sud Americana de Vapores SA	64,015	4,457

Multiline Retail - 0.0%
Falabella SA	2,698	5,436

Oil, Gas & Consumable Fuels - 0.1%
Empresas COPEC SA	1,194	7,729

Paper & Forest Products - 0.1%
Empresas CMPC SA	4,212	6,477

Total Chile		67,330

Czech Republic - 0.2%

Banks - 0.2%
Komercni Banka AS	675	16,928
Moneta Money Bank AS(a)	3,568	10,043

Total Banks		26,971

Hungary - 0.3%

Banks - 0.1%
OTP Bank Nyrt	899	16,462

Oil, Gas & Consumable Fuels - 0.1%
MOL Hungarian Oil & Gas PLC	1,989	11,081

Pharmaceuticals - 0.1%
Richter Gedeon Nyrt	450	7,711

Total Hungary		35,254

India - 28.8%

Airlines - 0.1%
InterGlobe Aviation Ltd.*(a)	395	9,008

Auto Components - 0.4%
Balkrishna Industries Ltd.	310	7,178
Bharat Forge Ltd.	1,019	8,712
Bosch Ltd.	35	6,804
Exide Industries Ltd.	1,774	3,422
Samvardhana Motherson International Ltd.	4,837	6,481
Sundram Fasteners Ltd.	455	5,084
Tube Investments of India Ltd.	335	11,301

Total Auto Components		48,982

Automobiles - 1.7%
Bajaj Auto Ltd.	270	11,708
Eicher Motors Ltd.	515	23,243
Hero MotoCorp Ltd.	455	14,258
Mahindra & Mahindra Ltd.	3,148	49,075
Maruti Suzuki India Ltd.	505	54,802
Tata Motors Ltd.*	6,766	33,651
Tata Motors Ltd., Class A*	1,679	4,038
TVS Motor Co. Ltd.	819	10,392

Total Automobiles		201,167

Banks - 3.5%
AU Small Finance Bank Ltd.(a)	1,094	8,327
Axis Bank Ltd.	8,954	80,700
Bandhan Bank Ltd.*(a)	2,319	7,600
Federal Bank Ltd.	6,096	8,898
ICICI Bank Ltd.	19,133	202,734
IDFC First Bank Ltd.*	11,658	7,144
Kotak Mahindra Bank Ltd.	4,142	92,625

Total Banks		408,028

Beverages - 0.2%
United Breweries Ltd.	245	5,141
United Spirits Ltd.*	1,129	11,689
Varun Beverages Ltd.	725	9,306

Total Beverages		26,136

Biotechnology - 0.1%
Biocon Ltd.	1,564	5,594

Building Products - 0.1%
Astral Ltd.	325	8,918
Kajaria Ceramics Ltd.	300	4,427

Total Building Products		13,345

Capital Markets - 0.1%
HDFC Asset Management Co. Ltd.(a)	260	6,039
Indian Energy Exchange Ltd.(a)	2,408	4,205

Total Capital Markets		10,244

Chemicals - 1.3%
Aarti Industries Ltd.	814	7,455
Asian Paints Ltd.	1,659	68,163
Atul Ltd.	70	7,765
Berger Paints India Ltd.	909	6,894
Carborundum Universal Ltd.	425	4,683
Deepak Nitrite Ltd.	255	6,382
Navin Fluorine International Ltd.	135	7,452
PI Industries Ltd.	305	11,241
SRF Ltd.	595	18,310
Supreme Industries Ltd.	240	6,294
Tata Chemicals Ltd.	570	7,741

Total Chemicals		152,380

Construction & Engineering - 0.1%
Voltas Ltd.	899	10,017

Construction Materials - 0.9%
ACC Ltd.	295	8,760
Ambuja Cements Ltd.	2,244	14,222
Dalmia Bharat Ltd.	315	6,188
Grasim Industries Ltd.	1,444	29,729
Ramco Cements Ltd.	480	4,452
Shree Cement Ltd.	35	9,049
UltraTech Cement Ltd.	440	33,831

Total Construction Materials		106,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Consumer Finance - 1.2%
Bajaj Finance Ltd.	1,114	$100,454
Cholamandalam Investment and Finance Co. Ltd.	1,529	13,762
Mahindra & Mahindra Financial Services Ltd.	1,969	4,484
Muthoot Finance Ltd.	485	6,201
Shriram Transport Finance Co. Ltd.	725	10,672
Sundaram Finance Ltd.	240	6,673

Total Consumer Finance		142,246

Diversified Financial Services - 2.2%
Bajaj Finserv Ltd.	1,669	34,433
Bajaj Holdings & Investment Ltd.	95	7,463
Housing Development Finance Corp. Ltd.	7,295	205,149
Piramal Enterprises Ltd.	500	5,312

Total Diversified Financial Services		252,357

Diversified Telecommunication Services - 0.1%
Indus Towers Ltd.	3,393	8,235

Electric Utilities - 0.3%
Adani Transmission Ltd.*	894	36,153
Torrent Power Ltd.	580	3,471

Total Electric Utilities		39,624

Electrical Equipment - 0.3%
ABB India Ltd.	205	7,783
CG Power & Industrial Solutions Ltd.*	2,384	6,907
Havells India Ltd.	859	14,239
Polycab India Ltd.	155	4,879

Total Electrical Equipment		33,808

Entertainment - 0.0%
PVR Ltd.*	185	4,067

Food & Staples Retailing - 0.3%
Avenue Supermarts Ltd.*(a)	565	30,465

Food Products - 0.8%
Britannia Industries Ltd.	435	20,549
Hatsun Agro Product Ltd.	215	2,770
Marico Ltd.	1,849	12,225
Nestle India Ltd.	125	29,417
Tata Consumer Products Ltd.	2,129	21,011

Total Food Products		85,972

Gas Utilities - 0.4%
Adani Total Gas Ltd.	899	36,908
Gujarat Gas Ltd.	655	4,052

Total Gas Utilities		40,960

Health Care Providers & Services - 0.3%
Apollo Hospitals Enterprise Ltd.	410	22,092
Dr. Lal PathLabs Ltd.(a)	140	4,335
Fortis Healthcare Ltd.*	2,084	6,768
Max Healthcare Institute Ltd.*	1,289	6,463

Total Health Care Providers & Services		39,658

Hotels, Restaurants & Leisure - 0.2%
Indian Hotels Co. Ltd.	2,728	11,123
Jubilant Foodworks Ltd.	1,399	10,709

Total Hotels, Restaurants & Leisure		21,832

Household Durables - 0.2%
Crompton Greaves Consumer Electricals Ltd.	2,219	11,235
Dixon Technologies India Ltd.	135	7,255

Total Household Durables		18,490

Independent Power & Renewable Electricity Producers - 0.2%
Adani Green Energy Ltd.*	979	27,207

Industrial Conglomerates - 0.1%
Siemens Ltd.	355	12,091

Insurance - 0.5%
HDFC Life Insurance Co. Ltd.(a)	3,473	22,646
ICICI Lombard General Insurance Co. Ltd.(a)	954	13,499
ICICI Prudential Life Insurance Co. Ltd.(a)	1,429	9,239
Max Financial Services Ltd.*	844	7,912

Total Insurance		53,296

Interactive Media & Services - 0.1%
Info Edge India Ltd.	285	13,525

IT Services - 3.9%
Coforge Ltd.	140	5,786
HCL Technologies Ltd.	4,537	51,997
Infosys Ltd.	17,218	299,157
Mphasis Ltd.	395	10,136
Persistent Systems Ltd.	220	8,765
Tech Mahindra Ltd.	2,888	35,806
Wipro Ltd.	6,871	33,299

Total IT Services		444,946

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	490	22,317

Machinery - 0.2%
Ashok Leyland Ltd.	4,987	9,358
Cummins India Ltd.	555	8,158
Escorts Kubota Ltd.	280	7,324

Total Machinery		24,840

Media - 0.1%
Zee Entertainment Enterprises Ltd.	4,227	13,414

Metals & Mining - 0.8%
APL Apollo Tubes Ltd.	535	6,827
Jindal Steel & Power Ltd.	1,479	7,792
JSW Steel Ltd.	3,618	28,092
Tata Steel Ltd.	30,601	37,353
Vedanta Ltd.	4,852	16,106

Total Metals & Mining		96,170

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Oil, Gas & Consumable Fuels - 3.2%
Reliance Industries Ltd.	12,528	$366,171

Personal Products - 1.3%
Colgate-Palmolive India Ltd.	470	9,414
Dabur India Ltd.	2,109	14,854
Emami Ltd.	700	4,339
Godrej Consumer Products Ltd.*	1,364	15,265
Hindustan Unilever Ltd.	3,083	102,188

Total Personal Products		146,060

Pharmaceuticals - 1.3%
Alkem Laboratories Ltd.	155	6,244
Aurobindo Pharma Ltd.	1,139	7,149
Cipla Ltd.	2,049	28,082
Dr. Reddy’s Laboratories Ltd.	490	26,115
Gland Pharma Ltd.*(a)	190	4,888
Glenmark Pharmaceuticals Ltd.	605	2,890
Laurus Labs Ltd.(a)	1,509	9,516
Lupin Ltd.	934	7,806
Sun Pharmaceutical Industries Ltd.	4,112	47,951
Torrent Pharmaceuticals Ltd.	375	7,190
Zydus Lifesciences Ltd.	1,004	4,775

Total Pharmaceuticals		152,606

Real Estate Management & Development - 0.3%
DLF Ltd.	2,463	10,799
Godrej Properties Ltd.*	460	6,751
Oberoi Realty Ltd.	435	4,908
Phoenix Mills Ltd.	355	6,105

Total Real Estate Management & Development		28,563

Software - 0.2%
Cyient Ltd.	335	3,265
Oracle Financial Services Software Ltd.	90	3,300
Tata Elxsi Ltd.	155	16,303

Total Software		22,868

Specialty Retail - 0.1%
Trent Ltd.	710	12,393

Textiles, Apparel & Luxury Goods - 0.7%
Bata India Ltd.	225	5,038
Page Industries Ltd.	20	12,456
Rajesh Exports Ltd.	550	3,913
Relaxo Footwears Ltd.	260	3,218
Titan Co. Ltd.	1,684	53,965

Total Textiles, Apparel & Luxury Goods		78,590

Trading Companies & Distributors - 0.0%
IndiaMart InterMesh Ltd.(a)	50	2,740

Transportation Infrastructure - 0.0%
GMR Infrastructure Ltd.*	8,695	3,800

Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd.	9,339	91,827
Vodafone Idea Ltd.*	37,731	4,082

Total Wireless Telecommunication Services		95,909

Total India		3,326,352

Indonesia - 3.3%

Automobiles - 0.4%
Astra International Tbk PT	100,400	43,681

Banks - 1.5%
Bank Central Asia Tbk PT	302,800	170,017
Bank Jago Tbk PT*	25,000	10,836

Total Banks		180,853

Chemicals - 0.2%
Barito Pacific Tbk PT	162,900	8,505
Chandra Asri Petrochemical Tbk PT	67,500	10,638

Total Chemicals		19,143

Construction Materials - 0.1%
Indocement Tunggal Prakarsa Tbk PT	10,500	6,551

Diversified Telecommunication Services - 0.2%
Sarana Menara Nusantara Tbk PT	142,900	11,590
Tower Bersama Infrastructure Tbk PT	49,000	9,106

Total Diversified Telecommunication Services		20,696

Food & Staples Retailing - 0.1%
Sumber Alfaria Trijaya Tbk PT	91,900	14,424

Food Products - 0.3%
Charoen Pokphand Indonesia Tbk PT	45,000	16,697
Indofood CBP Sukses Makmur Tbk PT	12,000	6,817
Indofood Sukses Makmur Tbk PT	23,500	9,298

Total Food Products		32,812

Household Products - 0.1%
Unilever Indonesia Tbk PT	31,000	9,833

Media - 0.1%
Elang Mahkota Teknologi Tbk PT	91,400	9,123

Metals & Mining - 0.1%
Merdeka Copper Gold Tbk PT*	58,000	15,007

Oil, Gas & Consumable Fuels - 0.1%
United Tractors Tbk PT	7,000	15,089

Pharmaceuticals - 0.1%
Kalbe Farma Tbk PT	112,400	13,508

Total Indonesia		380,720

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Malaysia - 2.2%

Banks - 0.6%
AMMB Holdings Bhd	24,000	$20,186
Hong Leong Bank Bhd	8,500	37,578
Hong Leong Financial Group Bhd	3,000	11,943

Total Banks		69,707

Electronic Equipment, Instruments & Components - 0.1%
VS Industry Bhd	33,000	6,903

Food Products - 0.3%
Nestle Malaysia Bhd	1,000	28,143
QL Resources Bhd	13,000	13,962

Total Food Products		42,105

Health Care Equipment & Supplies - 0.1%
Hartalega Holdings Bhd	21,500	7,697
Top Glove Corp. Bhd	63,500	8,559

Total Health Care Equipment & Supplies		16,256

Hotels, Restaurants & Leisure - 0.2%
Genting Malaysia Bhd	33,500	20,156

Industrial Conglomerates - 0.1%
HAP Seng Consolidated Bhd	7,500	9,899

IT Services - 0.1%
My EG Services Bhd	58,000	10,632

Metals & Mining - 0.3%
Press Metal Aluminium Holdings Bhd	41,000	35,721

Semiconductors & Semiconductor Equipment - 0.2%
Inari Amertron Bhd	38,000	20,651
Malaysian Pacific Industries Bhd	1,000	6,198

Total Semiconductors & Semiconductor Equipment		26,849

Specialty Retail - 0.1%
MR DIY Group M Bhd(a)	28,000	11,895

Transportation Infrastructure - 0.1%
Westports Holdings Bhd	11,500	7,589

Total Malaysia		257,712

Mexico - 4.0%

Banks - 0.7%
Banco del Bajio SA(a)	3,000	7,596
Grupo Elektra SAB de CV	250	12,823
Grupo Financiero Banorte SAB de CV, Class O	9,500	61,098

Total Banks		81,517

Beverages - 0.6%
Arca Continental SAB de CV	1,500	10,818
Becle SAB de CV	2,004	3,555
Coca-Cola Femsa SAB de CV	2,000	11,704
Fomento Economico Mexicano SAB de CV	7,500	47,080

Total Beverages		73,157

Chemicals - 0.1%
Orbia Advance Corp. SAB de CV	4,000	6,720

Construction & Engineering - 0.0%
Sitios Latinoamerica SAB de CV*	4,345	1,943

Construction Materials - 0.2%
Cemex SAB de CV, Series CPO*	65,500	22,607
GCC SAB de CV	500	3,001

Total Construction Materials		25,608

Equity Real Estate Investment Trusts (REITs) - 0.1%
Concentradora Fibra Danhos SA de CV	3,008	3,620
Fibra Uno Administracion SA de CV	11,500	11,856

Total Equity Real Estate Investment Trusts (REITs)		15,476

Food & Staples Retailing - 0.6%
Wal-Mart de Mexico SAB de CV	20,000	70,451

Food Products - 0.2%
Gruma SAB de CV, Class B	725	6,955
Grupo Bimbo SAB de CV, Series A	5,000	17,648

Total Food Products		24,603

Hotels, Restaurants & Leisure - 0.0%
Alsea SAB de CV*	2,004	3,617

Household Products - 0.1%
Kimberly-Clark de Mexico SAB de CV, Class A	5,000	6,692

Industrial Conglomerates - 0.1%
Alfa SAB de CV, Class A	12,000	7,651
Grupo Carso SAB de CV, Series A1	2,000	7,336

Total Industrial Conglomerates		14,987

Media - 0.1%
Grupo Televisa SAB, Series CPO	11,500	12,468

Metals & Mining - 0.1%
Industrias Penoles SAB de CV	505	4,917

Real Estate Management & Development - 0.1%
Corp. Inmobiliaria Vesta SAB de CV	2,500	4,665

Transportation Infrastructure - 0.4%
Grupo Aeroportuario del Centro Norte SAB de CV	1,000	6,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Grupo Aeroportuario del Pacifico SAB de CV, Class B	1,455	$18,420
Grupo Aeroportuario del Sureste SAB de CV, Class B	700	13,809
Promotora y Operadora de Infraestructura SAB de CV	804	5,484

Total Transportation Infrastructure		44,015

Wireless Telecommunication Services - 0.6%
America Movil SAB de CV, Series L	86,900	71,871

Total Mexico		462,707

Philippines - 1.2%

Banks - 0.2%
Bank of the Philippine Islands	6,100	9,313
BDO Unibank, Inc.	6,200	11,792
Metropolitan Bank & Trust Co.	6,500	5,377

Total Banks		26,482

Food Products - 0.1%
Universal Robina Corp.	3,200	6,223

Hotels, Restaurants & Leisure - 0.1%
Jollibee Foods Corp.	2,250	8,789

Independent Power & Renewable Electricity Producers - 0.0%
ACEN Corp.	40,000	3,821

Industrial Conglomerates - 0.4%
Aboitiz Equity Ventures, Inc.	8,340	7,632
Ayala Corp.	1,050	11,033
JG Summit Holdings, Inc.	10,500	7,531
SM Investments Corp.	1,650	20,405

Total Industrial Conglomerates		46,601

Real Estate Management & Development - 0.2%
Ayala Land, Inc.	21,000	8,185
SM Prime Holdings, Inc.	39,000	20,024

Total Real Estate Management & Development		28,209

Transportation Infrastructure - 0.1%
International Container Terminal Services, Inc.	2,700	7,212

Wireless Telecommunication Services - 0.1%
PLDT, Inc.	275	7,074

Total Philippines		134,411

Poland - 1.1%

Air Freight & Logistics - 0.1%
InPost SA*	1,724	10,157

Banks - 0.3%
Bank Millennium SA*	6,256	4,220
Bank Polska Kasa Opieki SA	1,614	19,836
mBank SA*	125	5,072
Santander Bank Polska SA	295	11,761

Total Banks		40,889

Diversified Telecommunication Services - 0.1%
Orange Polska SA	6,116	6,417

Entertainment - 0.1%
CD Projekt SA	824	16,717

Internet & Direct Marketing Retail - 0.2%
Allegro.eu SA*(a)	4,852	21,166

Media - 0.1%
Cyfrowy Polsat SA	2,443	7,939

Software - 0.1%
Asseco Poland SA	580	8,120

Textiles, Apparel & Luxury Goods - 0.1%
CCC SA*	500	3,760
LPP SA	10	15,782

Total Textiles, Apparel & Luxury Goods		19,542

Total Poland		130,947

South Africa - 6.9%

Banks - 1.3%
Absa Group Ltd.	3,368	33,100
Capitec Bank Holdings Ltd.	425	36,724
Nedbank Group Ltd.	2,094	23,272
Standard Bank Group Ltd.	6,331	50,726

Total Banks		143,822

Capital Markets - 0.1%
Investec Ltd.	1,369	5,457

Consumer Finance - 0.0%
Transaction Capital Ltd.	2,413	4,935

Diversified Financial Services - 0.9%
FirstRand Ltd.	26,473	89,468
Remgro Ltd.	2,374	17,535

Total Diversified Financial Services		107,003

Equity Real Estate Investment Trusts (REITs) - 0.1%
Growthpoint Properties Ltd.	15,175	9,955
Redefine Properties Ltd.	29,417	5,810

Total Equity Real Estate Investment Trusts (REITs)		15,765

Food & Staples Retailing - 0.6%
Bid Corp. Ltd.	1,369	21,238
Clicks Group Ltd.	1,024	16,264
Pick n Pay Stores Ltd.	1,444	4,458
Shoprite Holdings Ltd.	2,249	27,153

Total Food & Staples Retailing		69,113

Food Products - 0.1%
AVI Ltd.	1,464	5,930
Tiger Brands Ltd.	775	7,307

Total Food Products		13,237

Insurance - 0.5%
Discovery Ltd.*	2,114	12,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Momentum Metropolitan Holdings	4,477	$4,183
Old Mutual Ltd.	22,211	12,087
Sanlam Ltd.	8,430	24,198

Total Insurance		52,810

Internet & Direct Marketing Retail - 1.1%
Naspers Ltd., Class N	984	123,916

Media - 0.1%
MultiChoice Group	1,874	12,058

Metals & Mining - 1.5%
African Rainbow Minerals Ltd.	485	6,599
Anglo American Platinum Ltd.	305	21,862
AngloGold Ashanti Ltd.	1,869	25,964
Gold Fields Ltd.	3,913	32,103
Harmony Gold Mining Co. Ltd.	2,583	6,140
Impala Platinum Holdings Ltd.	3,973	37,507
Kumba Iron Ore Ltd.	285	6,150
Northam Platinum Holdings Ltd.*	1,239	10,812
Sibanye Stillwater Ltd.	12,302	28,755

Total Metals & Mining		175,892

Multiline Retail - 0.1%
Woolworths Holdings Ltd.	4,297	14,601

Pharmaceuticals - 0.1%
Aspen Pharmacare Holdings Ltd.	1,899	14,188

Specialty Retail - 0.2%
Motus Holdings Ltd.	700	4,470
Mr. Price Group Ltd.	1,089	10,470
Pepkor Holdings Ltd.(a)	5,656	6,536

Total Specialty Retail		21,476

Trading Companies & Distributors - 0.0%
Barloworld Ltd.	869	4,461

Wireless Telecommunication Services - 0.2%
Vodacom Group Ltd.	3,238	21,995

Total South Africa		800,729

South Korea - 17.3%

Aerospace & Defense - 0.0%
Hanwha Aerospace Co. Ltd.	110	4,728

Air Freight & Logistics - 0.1%
CJ Logistics Corp.*	45	2,843
Hyundai Glovis Co. Ltd.	70	7,951

Total Air Freight & Logistics		10,794

Airlines - 0.1%
Korean Air Lines Co. Ltd.*	595	9,191

Auto Components - 0.2%
Hankook Tire & Technology Co. Ltd.	350	8,623
Hanon Systems	725	4,216
HL Mando Co. Ltd.	125	3,875
Hyundai Wia Corp.	90	3,781

Total Auto Components		20,495

Automobiles - 0.9%
Hyundai Motor Co.	495	61,066
Kia Corp.	829	41,662

Total Automobiles		102,728

Banks - 1.0%
BNK Financial Group, Inc.	999	4,203
DGB Financial Group, Inc.	615	2,996
Hana Financial Group, Inc.	1,069	26,488
KB Financial Group, Inc.	1,374	41,968
Shinhan Financial Group Co. Ltd.	1,739	40,719

Total Banks		116,374

Biotechnology - 0.5%
Alteogen, Inc.*	105	3,328
Celltrion, Inc.	370	45,387
Seegene, Inc.	190	3,559
SK Bioscience Co. Ltd.*	100	5,613

Total Biotechnology		57,887

Capital Markets - 0.2%
KIWOOM Securities Co. Ltd.	55	2,910
Korea Investment Holdings Co. Ltd.	155	5,146
Meritz Securities Co. Ltd.	959	2,463
Mirae Asset Securities Co. Ltd.	989	4,134
NH Investment & Securities Co. Ltd.	555	3,488
Samsung Securities Co. Ltd.	225	4,836

Total Capital Markets		22,977

Chemicals - 0.9%
Ecopro Co. Ltd.	80	6,469
Hansol Chemical Co. Ltd.	30	3,565
Hanwha Solutions Corp.*	460	15,176
Kumho Petrochemical Co. Ltd.	60	4,844
LG Chem Ltd.	160	59,942
Lotte Chemical Corp.	55	5,536
OCI Co. Ltd.	65	4,134
SKC Co. Ltd.	65	3,812

Total Chemicals		103,478

Construction & Engineering - 0.2%
DL E&C Co. Ltd.	115	2,757
GS Engineering & Construction Corp.	290	4,571
Hyundai Engineering & Construction Co. Ltd.	260	6,815
Samsung Engineering Co. Ltd.*	550	8,745

Total Construction & Engineering		22,888

Construction Materials - 0.1%
POSCO Chemical Co. Ltd.	95	9,960

Diversified Telecommunication Services - 0.1%
LG Uplus Corp.	844	6,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Electrical Equipment - 0.2%
CS Wind Corp.	100	$4,243
Doosan Enerbility Co. Ltd.*	1,019	10,150
Doosan Fuel Cell Co. Ltd.*	190	3,798
Ecopro BM Co. Ltd.	125	7,697
LS Corp.	100	3,963

Total Electrical Equipment		29,851

Electronic Equipment, Instruments & Components - 1.0%
Daejoo Electronic Materials Co. Ltd.	50	2,765
Iljin Materials Co. Ltd.	75	2,663
L&F Co. Ltd.*	75	9,315
LG Display Co. Ltd.	914	7,666
LG Innotek Co. Ltd.	55	10,514
Samsung Electro-Mechanics Co. Ltd.	190	14,874
Samsung SDI Co. Ltd.	170	64,877

Total Electronic Equipment, Instruments & Components		112,674

Entertainment - 0.4%
HYBE Co. Ltd.*	80	7,549
Kakao Games Corp.*	225	6,707
NCSoft Corp.	70	16,929
Netmarble Corp.(a)	120	4,303
Pearl Abyss Corp.*	250	8,152
Wemade Co. Ltd.	100	3,201

Total Entertainment		46,841

Food & Staples Retailing - 0.1%
BGF Retail Co. Ltd.	30	3,470
Dongsuh Cos., Inc.	170	2,472
E-Mart, Inc.	75	4,398

Total Food & Staples Retailing		10,340

Food Products - 0.1%
CJ CheilJedang Corp.	25	7,182
Orion Corp.	80	5,759

Total Food Products		12,941

Health Care Providers & Services - 0.1%
Celltrion Healthcare Co. Ltd.	350	16,586

Household Durables - 0.3%
Coway Co. Ltd.	225	8,476
LG Electronics, Inc.	425	23,349

Total Household Durables		31,825

Industrial Conglomerates - 0.3%
CJ Corp.	70	3,400
GS Holdings Corp.	305	8,890
LG Corp.	410	21,206
Lotte Corp.	145	3,882

Total Industrial Conglomerates		37,378

Insurance - 0.4%
DB Insurance Co. Ltd.	175	6,752
Hyundai Marine & Fire Insurance Co. Ltd.	195	3,993
Meritz Fire & Marine Insurance Co. Ltd.	185	3,815
Samsung Fire & Marine Insurance Co. Ltd.	110	14,147
Samsung Life Insurance Co. Ltd.	320	13,957

Total Insurance		42,664

Interactive Media & Services - 1.2%
Kakao Corp.	1,329	53,041
NAVER Corp.	615	83,178

Total Interactive Media & Services		136,219

IT Services - 0.1%
Samsung SDS Co. Ltd.	120	9,646

Leisure Products - 0.1%
HLB, Inc.*	360	10,782

Life Sciences Tools & Services - 0.3%
Samsung Biologics Co. Ltd.*(a)	65	36,664

Machinery - 0.2%
Doosan Bobcat, Inc.	175	3,486
Hyundai Rotem Co. Ltd.*	255	4,509
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	145	7,388
Samsung Heavy Industries Co. Ltd.*	2,369	8,793

Total Machinery		24,176

Marine - 0.0%
Pan Ocean Co. Ltd.	884	2,780

Media - 0.0%
Cheil Worldwide, Inc.	280	4,443

Metals & Mining - 0.5%
Hyundai Steel Co.	265	5,205
Korea Zinc Co. Ltd.	45	18,715
POSCO Holdings, Inc.	255	37,607

Total Metals & Mining		61,527

Multiline Retail - 0.1%
Lotte Shopping Co. Ltd.	60	3,628
Shinsegae, Inc.	35	5,651

Total Multiline Retail		9,279

Oil, Gas & Consumable Fuels - 0.2%
HD Hyundai Co. Ltd.	175	6,617
SK Innovation Co. Ltd.*	185	18,556

Total Oil, Gas & Consumable Fuels		25,173

Personal Products - 0.2%
Amorepacific Corp.	95	6,773
LG H&H Co. Ltd.	30	13,273

Total Personal Products		20,046

Pharmaceuticals - 0.2%
Celltrion Pharm, Inc.*	65	2,912
Hanmi Pharm Co. Ltd.	25	4,002

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Hanmi Science Co. Ltd.	150	$3,308
Shin Poong Pharmaceutical Co. Ltd.*	165	2,295
SK Biopharmaceuticals Co. Ltd.*	115	4,574
Yuhan Corp.	165	6,262

Total Pharmaceuticals		23,353

Semiconductors & Semiconductor Equipment - 1.1%
DB HiTek Co. Ltd.	155	4,046
LEENO Industrial, Inc.	35	3,046
SK Hynix, Inc.	2,014	116,980

Total Semiconductors & Semiconductor Equipment		124,072

Specialty Retail - 0.1%
Hotel Shilla Co. Ltd.	140	7,036

Technology Hardware, Storage & Peripherals - 5.8%
Samsung Electronics Co. Ltd.	18,021	668,844

Textiles, Apparel & Luxury Goods - 0.0%
Fila Holdings Corp.	190	4,157

Total South Korea		1,997,139

Switzerland - 0.1%

Health Care Providers & Services - 0.1%
Mediclinic International PLC	1,594	8,725

Taiwan - 22.6%

Airlines - 0.1%
Eva Airways Corp.	15,000	13,323

Auto Components - 0.1%
Cheng Shin Rubber Industry Co. Ltd.	15,000	16,867

Banks - 1.4%
CTBC Financial Holding Co. Ltd.	65,000	40,639
E.Sun Financial Holding Co. Ltd.	50,000	40,553
Far Eastern International Bank	15,000	5,244
King’s Town Bank Co. Ltd.	5,000	5,307
Shanghai Commercial & Savings Bank Ltd.	15,000	23,245
SinoPac Financial Holdings Co. Ltd.	40,000	21,796
Taichung Commercial Bank Co. Ltd.	10,000	4,142
Taishin Financial Holding Co. Ltd.	40,000	17,260
Union Bank of Taiwan	10,000	4,693

Total Banks		162,879

Building Products - 0.1%
Taiwan Glass Industry Corp.	20,000	10,992

Capital Markets - 0.1%
Capital Securities Corp.	5,000	1,661
IBF Financial Holdings Co. Ltd.	15,000	5,457

Total Capital Markets		7,118

Chemicals - 1.1%
Eternal Materials Co. Ltd.	5,000	4,772
Formosa Chemicals & Fibre Corp.	15,000	32,647
Formosa Plastics Corp.	15,000	40,915
Nan Ya Plastics Corp.	23,000	48,464

Total Chemicals		126,798

Construction Materials - 0.3%
Asia Cement Corp.	10,000	12,410
Taiwan Cement Corp.	25,000	26,615

Total Construction Materials		39,025

Containers & Packaging - 0.0%
Cheng Loong Corp.	5,000	4,189

Diversified Financial Services - 0.5%
Chailease Holding Co. Ltd.	5,000	28,741
Yuanta Financial Holding Co. Ltd.	45,000	27,710

Total Diversified Financial Services		56,451

Electrical Equipment - 0.2%
Walsin Lihwa Corp.	15,000	19,134

Electronic Equipment, Instruments & Components - 3.0%
AUO Corp.	45,000	20,835
Compeq Manufacturing Co. Ltd.	5,000	7,118
Delta Electronics, Inc.	9,000	71,719
FLEXium Interconnect, Inc.*	5,000	13,685
Hon Hai Precision Industry Co. Ltd.	45,000	144,572
Innolux Corp.	45,000	14,812
Synnex Technology International Corp.	5,000	8,315
Tripod Technology Corp.	5,000	14,709
Unimicron Technology Corp.	5,000	18,505
Walsin Technology Corp.	5,000	11,733
WPG Holdings Ltd.	5,000	7,315
Zhen Ding Technology Holding Ltd.	5,000	16,693

Total Electronic Equipment, Instruments & Components		350,011

Food Products - 0.5%
Great Wall Enterprise Co. Ltd.	5,000	7,008
Lien Hwa Industrial Holdings Corp.	5,000	7,985
Uni-President Enterprises Corp.	20,000	42,395

Total Food Products		57,388

Industrial Conglomerates - 0.2%
Far Eastern New Century Corp.	20,000	20,379

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Insurance - 1.0%
Cathay Financial Holding Co. Ltd.	30,000	$37,749
China Development Financial Holding Corp.	65,000	24,568
Fubon Financial Holding Co. Ltd.	25,250	39,685
Shin Kong Financial Holding Co. Ltd.	55,000	14,223

Total Insurance		116,225

Marine - 0.2%
U-Ming Marine Transport Corp.	5,000	5,748
Wan Hai Lines Ltd.	5,000	10,520
Wisdom Marine Lines Co. Ltd.	5,000	8,142

Total Marine		24,410

Metals & Mining - 0.3%
Chung Hung Steel Corp.	5,000	3,331
Feng Hsin Steel Co. Ltd.	5,000	9,386
TA Chen Stainless Pipe	10,000	11,906
Tung Ho Steel Enterprise Corp.	5,000	7,788
Yieh Phui Enterprise Co. Ltd.	5,000	2,118

Total Metals & Mining		34,529

Oil, Gas & Consumable Fuels - 0.2%
Formosa Petrochemical Corp.	8,000	20,889

Real Estate Management & Development - 0.1%
Highwealth Construction Corp.	5,100	6,265
Ruentex Development Co. Ltd.	5,000	8,094

Total Real Estate Management & Development		14,359

Semiconductors & Semiconductor Equipment - 10.8%
ASE Technology Holding Co. Ltd.	15,000	37,844
Elan Microelectronics Corp.	5,000	13,103
Elite Semiconductor Microelectronics Technology, Inc.	5,000	10,047
ENNOSTAR, Inc.	5,000	6,528
King Yuan Electronics Co. Ltd.	5,000	4,850
Macronix International Co. Ltd.	7,000	6,868
MediaTek, Inc.	6,000	104,129
Nanya Technology Corp.	5,000	7,709
Powertech Technology, Inc.	5,000	12,142
Taiwan Semiconductor Manufacturing Co. Ltd.	74,000	983,590
United Microelectronics Corp.*	45,000	50,671
Winbond Electronics Corp.	10,000	6,221

Total Semiconductors & Semiconductor Equipment		1,243,702

Technology Hardware, Storage & Peripherals - 1.9%
Acer, Inc.	20,000	13,796
Asustek Computer, Inc.	5,000	36,851
Catcher Technology Co. Ltd.	5,000	27,166
Chicony Electronics Co. Ltd.	5,000	12,977
Compal Electronics, Inc.	20,000	13,670
Gigabyte Technology Co. Ltd.	5,000	13,906
Inventec Corp.	10,000	7,213
Lite-On Technology Corp.	10,000	20,095
Micro-Star International Co. Ltd.	5,000	16,929
Pegatron Corp.	10,000	18,426
Qisda Corp.	5,000	4,268
Quanta Computer, Inc.	10,000	24,253
Wistron Corp.	10,000	8,362

Total Technology Hardware, Storage & Peripherals		217,912

Textiles, Apparel & Luxury Goods - 0.3%
Feng TAY Enterprise Co. Ltd.	5,000	24,883
Tainan Spinning Co. Ltd.	20,000	10,425

Total Textiles, Apparel & Luxury Goods		35,308

Wireless Telecommunication Services - 0.2%
Far EasTone Telecommunications Co. Ltd.	5,000	11,402
Taiwan Mobile Co. Ltd.	5,000	15,056

Total Wireless Telecommunication Services		26,458

Total Taiwan		2,618,346

Thailand - 3.4%

Banks - 0.3%
Bangkok Bank PCL, NVDR	3,000	10,856
Kasikornbank PCL, NVDR	5,500	20,997
TMBThanachart Bank PCL, NVDR	203,900	6,541

Total Banks		38,394

Beverages - 0.2%
Carabao Group PCL, NVDR	2,000	4,520
Osotspa PCL, NVDR	7,500	5,419
Thai Beverage PCL	42,000	17,562

Total Beverages		27,501

Chemicals - 0.1%
Indorama Ventures PCL, NVDR	10,500	10,856

Consumer Finance - 0.1%
Muangthai Capital PCL, NVDR	4,000	3,844
Srisawad Corp. PCL, NVDR	3,500	3,990

Total Consumer Finance		7,834

Containers & Packaging - 0.1%
SCG Packaging PCL, NVDR	6,500	8,961

Diversified Telecommunication Services - 0.1%
True Corp. PCL, NVDR	83,900	11,233

Electronic Equipment, Instruments & Components - 0.4%
Delta Electronics Thailand PCL, NVDR	2,300	39,878
Hana Microelectronics PCL, NVDR	3,000	2,923
KCE Electronics PCL, NVDR	3,000	3,440

Total Electronic Equipment, Instruments & Components		46,241

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

Investments	Shares	Value
Food & Staples Retailing - 0.3%
Berli Jucker PCL, NVDR	5,000	$4,341
CP ALL PCL, NVDR	21,000	31,316

Total Food & Staples Retailing		35,657

Food Products - 0.2%
Charoen Pokphand Foods PCL, NVDR	16,500	10,936
Thai Union Group PCL, NVDR	11,500	5,701

Total Food Products		16,637

Health Care Providers & Services - 0.2%
Bangkok Dusit Medical Services PCL, NVDR	18,500	14,469
Bumrungrad Hospital PCL, NVDR	2,000	12,036

Total Health Care Providers & Services		26,505

Hotels, Restaurants & Leisure - 0.1%
Asset World Corp. PCL, NVDR	38,500	5,920
Minor International PCL, NVDR*	11,500	8,079

Total Hotels, Restaurants & Leisure		13,999

Independent Power & Renewable Electricity Producers - 0.5%
B Grimm Power PCL, NVDR	5,000	4,474
Energy Absolute PCL, NVDR	9,500	22,226
Gulf Energy Development PCL, NVDR	24,500	34,100

Total Independent Power & Renewable Electricity Producers		60,800

Multiline Retail - 0.1%
Central Retail Corp. PCL, NVDR	14,500	15,184

Real Estate Management & Development - 0.1%
Central Pattana PCL, NVDR	6,500	11,244

Road & Rail - 0.1%
BTS Group Holdings PCL, NVDR	31,000	6,821

Specialty Retail - 0.1%
Home Product Center PCL, NVDR	20,000	7,158

Transportation Infrastructure - 0.1%
Bangkok Expressway & Metro PCL, NVDR	37,500	9,146

Wireless Telecommunication Services - 0.3%
Advanced Info Service PCL, NVDR	5,500	28,433
Intouch Holdings PCL, NVDR	5,500	10,608

Total Wireless Telecommunication Services		39,041

Total Thailand		393,212

Turkey - 0.6%

Automobiles - 0.0%
Ford Otomotiv Sanayi AS	315	5,556

Banks - 0.1%
Akbank TAS	11,268	6,862
Turkiye Garanti Bankasi AS	7,655	8,023

Total Banks		14,885

Food & Staples Retailing - 0.1%
BIM Birlesik Magazalar AS	2,064	12,882

Industrial Conglomerates - 0.2%
Enka Insaat ve Sanayi AS	7,855	7,165
KOC Holding AS	4,872	11,931
Turkiye Sise ve Cam Fabrikalari AS	4,912	6,736

Total Industrial Conglomerates		25,832

Oil, Gas & Consumable Fuels - 0.1%
Turkiye Petrol Rafinerileri AS*	470	7,342

Wireless Telecommunication Services - 0.1%
Turkcell Iletisim Hizmetleri AS	5,537	5,920

Total Turkey		72,417

TOTAL COMMON STOCKS (Cost: $11,877,860)		11,555,037

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 10/31/22* (Cost: $0)	13	27

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $11,877,860)		11,555,064
Other Assets less Liabilities - 0.1%		10,369

NET ASSETS - 100.0%		$11,565,433

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
JP Morgan Chase Bank NA	10/3/2022	55,191	BRL	10,213	USD	$—	$(9)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-China Fund (XC)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments (See Note 2 - Fair Value Measurement):

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks
Chemicals	$414,603	$4,772	$—	$419,375
Electronic Equipment,
Instruments & Components	480,182	35,647	—	515,829
Other	10,619,833	—	—	10,619,833
Rights	27	—	—	27

Total Investments in Securities	$11,514,645	$40,419	$—	$11,555,064

Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts[1]	$—	$(9)	$—	$(9)

Total - Net	$11,514,645	$40,410	$—	$11,555,055

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International ESG Fund (RESD)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 98.7%

Australia - 8.6%
APA Group	2,865	$17,665
Australia & New Zealand Banking Group Ltd.(a)	4,011	58,798
BlueScope Steel Ltd.(a)	1,127	11,007
Brambles Ltd.	6,307	46,268
Cochlear Ltd.	47	5,879
Commonwealth Bank of Australia(a)	1,468	85,607
CSL Ltd.	60	10,995
Fortescue Metals Group Ltd.(a)	2,420	26,171
Macquarie Group Ltd.	424	41,639
Medibank Pvt Ltd.	11,763	26,244
National Australia Bank Ltd.(a)	3,901	72,260
Newcrest Mining Ltd.	1,743	18,962
QBE Insurance Group Ltd.	4,163	30,861
Ramsay Health Care Ltd.	270	9,944
Sonic Healthcare Ltd.(a)	689	13,547
Transurban Group	4,949	39,265
Westpac Banking Corp.(a)	3,991	52,962

Total Australia		568,074

Belgium - 0.9%
Elia Group SA/NV	172	20,287
UCB SA	189	13,168
Umicore SA	779	22,994

Total Belgium		56,449

China - 0.6%
Budweiser Brewing Co. APAC Ltd.(b)	3,200	8,377
SITC International Holdings Co. Ltd.	9,000	16,647
Wilmar International Ltd.	2,400	6,423
Xinyi Glass Holdings Ltd.	8,000	11,639

Total China		43,086

Denmark - 3.5%
AP Moller - Maersk A/S, Class B	10	18,268
Chr Hansen Holding A/S	335	16,543
Coloplast A/S, Class B	190	19,421
Demant A/S*	240	5,975
Genmab A/S*	19	6,160
Novo Nordisk A/S, Class B	1,360	136,432
Novozymes A/S, Class B	546	27,566

Total Denmark		230,365

Finland - 1.1%
Nokia Oyj	11,863	51,373
Orion Oyj, Class B	482	20,342

Total Finland		71,715

France - 8.0%
Arkema SA	248	18,241
AXA SA	2,517	55,418
BioMerieux	190	15,151
Bouygues SA	1,143	30,065
Capgemini SE	276	44,749
Cie de Saint-Gobain	1,048	38,038
Danone SA	818	38,922
Edenred	714	33,127
Ipsen SA	283	26,310
La Francaise des Jeux SAEM(b)	775	23,134
Orange SA	4,253	38,531
Pernod Ricard SA	261	48,287
Sanofi	817	62,749
Sartorius Stedim Biotech	54	16,775
Sodexo SA	578	43,691

Total France		533,188

Germany - 5.9%
Bayer AG, Registered Shares	687	31,911
Bayerische Motoren Werke AG	595	40,797
Beiersdorf AG	291	28,779
Carl Zeiss Meditec AG, Bearer Shares	58	6,105
Covestro AG(b)	746	21,588
Deutsche Boerse AG	298	49,118
Deutsche Post AG, Registered Shares	1,535	46,790
Evonik Industries AG	1,605	27,123
Fresenius Medical Care AG & Co. KGaA	304	8,645
Fresenius SE & Co. KGaA	313	6,730
HeidelbergCement AG	575	23,011
Merck KGaA	234	38,237
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	248	60,131

Total Germany		388,965

Hong Kong - 1.2%
Hang Seng Bank Ltd.	2,300	34,925
MTR Corp. Ltd.	8,000	36,740
WH Group Ltd.(b)	10,500	6,621

Total Hong Kong		78,286

Ireland - 0.6%
CRH PLC(a)	1,229	39,816

Israel - 0.3%
Check Point Software Technologies Ltd.*	178	19,940

Italy - 1.9%
Amplifon SpA	279	7,352
Assicurazioni Generali SpA	3,085	42,371
DiaSorin SpA	58	6,523
Recordati Industria Chimica e Farmaceutica SpA	213	7,865
Snam SpA	6,182	25,109
Terna - Rete Elettrica Nazionale	5,701	34,906

Total Italy		124,126

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2022

Investments	Shares	Value
Japan - 26.1%
AGC, Inc.	700	$21,714
Aisin Corp.	400	10,253
Ajinomoto Co., Inc.	1,500	41,058
Asahi Group Holdings Ltd.	700	21,685
Asahi Kasei Corp.	1,900	12,542
Astellas Pharma, Inc.	2,100	27,812
Bandai Namco Holdings, Inc.	200	13,034
Canon, Inc.	1,600	35,063
Chugai Pharmaceutical Co. Ltd.	700	17,536
Dai Nippon Printing Co. Ltd.	1,200	24,042
Dai-ichi Life Holdings, Inc.	1,900	30,086
Daiichi Sankyo Co. Ltd.	300	8,378
Daiwa Securities Group, Inc.(a)	5,600	21,913
Eisai Co. Ltd.	200	10,707
Fast Retailing Co. Ltd.	100	52,997
Fuji Electric Co. Ltd.	700	25,583
FUJIFILM Holdings Corp.	700	31,962
Fujitsu Ltd.	400	43,622
Hirose Electric Co. Ltd.	100	13,113
Hitachi Metals Ltd.*	600	9,016
Honda Motor Co. Ltd.	1,700	36,843
Hoya Corp.	100	9,589
Ibiden Co. Ltd.	600	16,415
Isuzu Motors Ltd.	700	7,723
Itochu Techno-Solutions Corp.	800	18,736
Japan Post Holdings Co. Ltd.	1,500	9,925
Japan Post Insurance Co. Ltd.	600	8,398
Kajima Corp.	1,200	11,383
Kao Corp.	700	28,523
Kirin Holdings Co. Ltd.	900	13,847
Kyowa Kirin Co. Ltd.	400	9,161
Mazda Motor Corp.	4,000	26,419
McDonald’s Holdings Co. Japan Ltd.	300	10,446
MEIJI Holdings Co. Ltd.(a)	300	13,327
Mitsubishi Chemical Group Corp.	2,200	10,056
Mitsui Chemicals, Inc.	600	11,685
Mitsui OSK Lines Ltd.(a)	600	10,786
Mizuho Financial Group, Inc.	2,700	29,146
MS&AD Insurance Group Holdings, Inc.	1,100	29,152
NEC Corp.	1,100	35,148
NGK Insulators Ltd.(a)	1,100	13,679
Nippon Sanso Holdings Corp.	400	6,304
Nippon Shinyaku Co. Ltd.	100	5,112
Nippon Telegraph & Telephone Corp.	2,000	53,971
Nissan Chemical Corp.	200	8,912
Nisshin Seifun Group, Inc.(a)	700	7,099
Nissin Foods Holdings Co. Ltd.	100	6,957
Nitto Denko Corp.	400	21,638
Nomura Holdings, Inc.	6,900	22,805
Nomura Research Institute Ltd.	1,300	31,884
NTT Data Corp.	2,100	27,072
Obayashi Corp.	3,100	19,875
Oji Holdings Corp.	1,900	7,062
Olympus Corp.	1,100	21,115
Ono Pharmaceutical Co. Ltd.	600	14,015
Otsuka Holdings Co. Ltd.	300	9,501
SCSK Corp.	1,900	28,747
Secom Co. Ltd.	300	17,153
Seiko Epson Corp.	1,600	21,776
Sekisui Chemical Co. Ltd.	1,900	23,208
Sekisui House Ltd.	1,700	28,199
SG Holdings Co. Ltd.	700	9,576
Shimizu Corp.	2,000	9,797
Shin-Etsu Chemical Co. Ltd.	300	29,701
Shionogi & Co. Ltd.	200	9,657
Shiseido Co. Ltd.	600	20,958
Sompo Holdings, Inc.	700	27,866
Sumitomo Metal Mining Co. Ltd.	300	8,622
Sumitomo Mitsui Financial Group, Inc.(a)	1,300	36,141
Sumitomo Mitsui Trust Holdings, Inc.	700	19,823
Suntory Beverage & Food Ltd.	500	17,721
Sysmex Corp.	400	21,467
Taisei Corp.	500	13,887
Takeda Pharmaceutical Co. Ltd.	1,000	26,025
Terumo Corp.	300	8,444
TIS, Inc.	600	15,897
Tokio Marine Holdings, Inc.	2,400	42,530
Tokyo Electron Ltd.	200	49,328
Tokyo Gas Co. Ltd.	2,000	33,867
Toshiba Corp.	600	21,340
Tosoh Corp.	800	8,898
TOTO Ltd.	800	26,640
Trend Micro, Inc.	200	10,805
USS Co. Ltd.	500	7,727
Yakult Honsha Co. Ltd.	200	11,620
Yamaha Motor Co. Ltd.	1,200	22,442
Yamato Holdings Co. Ltd.	500	7,520

Total Japan		1,733,207

Netherlands - 3.9%
Heineken Holding NV(a)	380	26,245
Heineken NV	382	33,628
Koninklijke DSM NV	296	34,058
Koninklijke KPN NV	12,966	35,211
Koninklijke Philips NV	1,246	19,530
OCI NV	416	15,307
QIAGEN NV*	212	8,926
Randstad NV(a)	760	33,191
Wolters Kluwer NV	529	51,782

Total Netherlands		257,878

Norway - 1.1%
Norsk Hydro ASA	3,816	20,604
Orkla ASA	3,280	23,839
Telenor ASA(a)	3,260	29,814

Total Norway		74,257

Singapore - 1.0%
Genting Singapore Ltd.	40,900	22,375
Keppel Corp. Ltd.	8,400	40,686

Total Singapore		63,061

Spain - 3.6%
Acciona SA	204	36,093
Banco Bilbao Vizcaya Argentaria SA	11,747	53,172
Enagas SA	1,636	25,387
Grifols SA*(a)	1,210	10,528

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International ESG Fund (RESD)

September 30, 2022

Investments	Shares	Value
Industria de Diseno Textil SA	2,125	$44,300
Red Electrica Corp. SA	2,217	34,120
Telefonica SA	11,575	38,282

Total Spain		241,882

Sweden - 1.8%
Essity AB, Class B	1,133	22,542
Getinge AB, Class B	506	8,741
H & M Hennes & Mauritz AB, Class B(a)	3,024	28,192
Svenska Cellulosa AB SCA, Class B	1,703	21,791
Swedish Orphan Biovitrum AB*	331	6,431
Telefonaktiebolaget LM Ericsson, Class B(a)	5,432	32,056

Total Sweden		119,753

Switzerland - 13.3%
ABB Ltd., Registered Shares	1,882	49,333
Alcon, Inc.	126	7,443
Barry Callebaut AG, Registered Shares	5	9,494
Clariant AG, Registered Shares*	1,430	23,101
Coca-Cola HBC AG	1,400	29,600
Geberit AG, Registered Shares	83	36,050
Givaudan SA, Registered Shares	15	45,766
Kuehne + Nagel International AG, Registered Shares	151	30,990
Nestle SA, Registered Shares	1,914	208,231
Novartis AG, Registered Shares	1,419	108,892
Roche Holding AG	437	143,609
Sonova Holding AG, Registered Shares	92	20,564
STMicroelectronics NV	1,284	40,560
Swisscom AG, Registered Shares	88	41,441
Temenos AG, Registered Shares	353	24,187
Zurich Insurance Group AG	155	62,205

Total Switzerland		881,466

United Kingdom - 15.2%
Anglo American PLC	1,422	43,423
Antofagasta PLC	1,580	19,675
Associated British Foods PLC	992	13,969
AstraZeneca PLC	579	64,272
Barclays PLC	28,554	45,995
Barratt Developments PLC	7,178	27,420
Bunzl PLC	1,123	34,599
Burberry Group PLC	1,659	33,483
CNH Industrial NV	3,454	39,353
Croda International PLC	424	30,510
Diageo PLC	2,014	85,376
Ferguson PLC	389	40,836
Hikma Pharmaceuticals PLC	522	7,945
Johnson Matthey PLC	1,459	29,846
Kingfisher PLC	13,427	33,035
Legal & General Group PLC	15,468	37,383
National Grid PLC	5,247	54,531
Next PLC	419	22,456
Reckitt Benckiser Group PLC	789	52,634
RELX PLC	2,724	66,958
Sage Group PLC	2,388	18,585
Smith & Nephew PLC	619	7,259
SSE PLC	2,059	35,109
Standard Chartered PLC	6,344	40,140
Taylor Wimpey PLC	30,308	29,874
Unilever PLC	2,142	94,903

Total United Kingdom		1,009,569

United States - 0.1%
James Hardie Industries PLC	392	7,774

TOTAL COMMON STOCKS (Cost: $7,469,902)		6,542,857

PREFERRED STOCK - 0.5%

Germany - 0.5%
Henkel AG & Co. KGaA (Cost: $38,777)	509	30,427

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.6%

United States - 7.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(c) (Cost: $507,423)	507,423	507,423

TOTAL INVESTMENTS IN SECURITIES - 106.8% (Cost: $8,016,102)		7,080,707
Other Assets less Liabilities - (6.8)%		(448,882)

NET ASSETS - 100.0%		$6,631,825

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $564,038 and the total market value of the collateral held by the Fund was $592,414. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $84,991.

(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International ESG Fund (RESD)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$6,542,857	$—	$—	$6,542,857
Preferred Stock	30,427	—	—	30,427
Investment of Cash Collateral for Securities Loaned	—	507,423	—	507,423

Total Investments in Securities	$6,573,284	$507,423	$—	$7,080,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
CORPORATE BONDS - 98.2%

Canada - 0.2%
Barrick North America Finance LLC
5.75%, 5/1/43	$16,000	$15,147

Switzerland - 0.4%
Novartis Capital Corp.
3.00%, 11/20/25	33,000	31,435

United Kingdom - 1.1%
BAT Capital Corp.
4.70%, 4/2/27	72,000	67,254
4.39%, 8/15/37	11,000	7,882
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/38	10,000	10,900
RELX Capital, Inc.
4.00%, 3/18/29	10,000	9,195

Total United Kingdom		95,231

United States - 96.5%
3M Co.
3.38%, 3/1/29(a)	7,000	6,250
3.13%, 9/19/46	9,000	5,980
Abbott Laboratories
2.95%, 3/15/25	29,000	27,918
AbbVie, Inc.
2.60%, 11/21/24	18,000	17,149
3.80%, 3/15/25	17,000	16,466
3.60%, 5/14/25	25,000	24,039
3.20%, 11/21/29	14,000	12,294
4.50%, 5/14/35	27,000	24,136
4.30%, 5/14/36	22,000	19,101
4.45%, 5/14/46	15,000	12,283
4.88%, 11/14/48	16,000	14,072
4.25%, 11/21/49	20,000	16,073
Aetna, Inc.
6.63%, 6/15/36	12,000	12,303
Alexandria Real Estate Equities, Inc.
3.95%, 1/15/28	40,000	37,162
Ally Financial, Inc.
2.20%, 11/2/28	11,000	8,515
Amazon.com, Inc.
4.25%, 8/22/57	13,000	10,911
2.70%, 6/3/60	17,000	10,109
Amcor Finance USA, Inc.
3.63%, 4/28/26	12,000	11,209
Ameren Corp.
3.50%, 1/15/31	28,000	24,144
American Electric Power Co., Inc.
4.30%, 12/1/28, Series J	18,000	16,939
American Express Co.
3.63%, 12/5/24	17,000	16,543
American Honda Finance Corp.
1.30%, 9/9/26	20,000	17,485
American International Group, Inc.
2.50%, 6/30/25	47,000	43,833
American Water Capital Corp.
4.30%, 12/1/42	20,000	16,792
AmerisourceBergen Corp.
2.80%, 5/15/30	30,000	24,904
Amgen, Inc.
4.66%, 6/15/51	19,000	16,101
Amphenol Corp.
2.80%, 2/15/30(a)	16,000	13,478
Aon Corp. / Aon Global Holdings PLC
2.05%, 8/23/31	22,000	16,563
Apple, Inc.
1.65%, 2/8/31	11,000	8,686
3.85%, 5/4/43	13,000	10,958
4.65%, 2/23/46	18,000	16,840
AutoNation, Inc.
3.50%, 11/15/24	42,000	40,263
AutoZone, Inc.
1.65%, 1/15/31	30,000	22,339
AvalonBay Communities, Inc.
4.20%, 12/15/23	12,000	11,926
Bank of America Corp.
4.20%, 8/26/24	18,000	17,722
4.45%, 3/3/26	47,000	45,410
1.73%, 7/22/27, (1.734% fixed rate until 7/22/26; Secured Overnight Financing Rate + 0.96% thereafter)(b)	63,000	54,074
3.25%, 10/21/27	19,000	17,056
3.42%, 12/20/28, (3.419% fixed rate until 12/20/27; 3-month U.S. dollar London Interbank Offered Rate + 1.04% thereafter)(b)(c)	75,000	66,553
3.19%, 7/23/30, (3.194% fixed rate until 7/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.18% thereafter)(b)(c)	66,000	55,703
2.50%, 2/13/31, (2.496% fixed rate until 2/13/30; 3-month U.S. dollar London Interbank Offered Rate + 0.99% thereafter)(b)(c)	54,000	42,673
2.59%, 4/29/31, (2.592% fixed rate until 4/29/30; Secured Overnight Financing Rate + 2.15% thereafter)(b)	57,000	45,379
1.90%, 7/23/31, (1.898% fixed rate until 7/23/30; Secured Overnight Financing Rate + 1.53% thereafter)(b)	59,000	44,058
4.57%, 4/27/33, (4.571% fixed rate until 4/27/32; Secured Overnight Financing Rate + 1.83% thereafter)(b)	19,000	17,060
3.85%, 3/8/37, (3.846% fixed rate until 3/8/32; 5-year Constant Maturity Treasury Rate + 2.000% thereafter)(b)	17,000	13,742
Bank of New York Mellon Corp.
2.45%, 8/17/26	20,000	18,336
3.30%, 8/23/29	40,000	35,362

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
Baxter International, Inc.
1.73%, 4/1/31	$25,000	$18,600
Becton Dickinson and Co.
3.79%, 5/20/50	49,000	36,756
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	30,000	30,511
Berkshire Hathaway Finance Corp.
3.85%, 3/15/52	10,000	7,691
Biogen, Inc.
3.15%, 5/1/50	26,000	16,785
Booking Holdings, Inc.
3.55%, 3/15/28	10,000	9,146
BorgWarner, Inc.
4.38%, 3/15/45	18,000	13,382
Boston Scientific Corp.
4.70%, 3/1/49	19,000	16,658
Brighthouse Financial, Inc.
5.63%, 5/15/30	17,000	15,970
4.70%, 6/22/47	8,000	5,729
Bristol-Myers Squibb Co.
2.95%, 3/15/32	20,000	17,185
4.25%, 10/26/49	19,000	15,944
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	21,000	19,372
Broadcom, Inc.
2.45%, 2/15/31(d)	51,000	38,502
4.30%, 11/15/32	35,000	29,566
3.42%, 4/15/33(d)	40,000	30,740
3.47%, 4/15/34(d)	42,000	31,639
4.93%, 5/15/37(d)	17,000	14,100
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	21,000	19,653
Brown & Brown, Inc.
4.20%, 3/17/32	22,000	18,957
Burlington Northern Santa Fe LLC
5.05%, 3/1/41	12,000	11,313
5.40%, 6/1/41	11,000	10,772
Campbell Soup Co.
2.38%, 4/24/30(a)	40,000	31,941
Capital One Financial Corp.
3.75%, 7/28/26	84,000	77,755
3.80%, 1/31/28	33,000	29,840
Carrier Global Corp.
3.38%, 4/5/40	34,000	24,625
Caterpillar Financial Services Corp.
2.85%, 5/17/24	35,000	34,070
Celanese U.S. Holdings LLC
5.90%, 7/5/24	20,000	19,740
6.05%, 3/15/25	30,000	29,323
6.17%, 7/15/27	20,000	18,903
CF Industries, Inc.
4.95%, 6/1/43	20,000	16,198
Charles Schwab Corp.
1.15%, 5/13/26	13,000	11,383
Chubb Corp.
6.50%, 5/15/38, Series 1	13,000	14,139
Cigna Corp.
4.50%, 2/25/26	32,000	31,250
4.38%, 10/15/28	27,000	25,509
4.90%, 12/15/48	19,000	16,515
3.40%, 3/15/51	23,000	15,738
Cisco Systems, Inc.
5.50%, 1/15/40	12,000	11,979
Citigroup, Inc.
5.50%, 9/13/25	41,000	40,949
4.30%, 11/20/26	33,000	31,251
4.45%, 9/29/27	42,000	38,986
3.89%, 1/10/28, (3.887% fixed rate until 1/10/27; 3-month U.S. dollar London Interbank Offered Rate + 1.563% thereafter)(b)(c)	23,000	21,220
4.41%, 3/31/31, (4.412% fixed rate until 3/31/30; Secured Overnight Financing Rate + 3.914% thereafter)(b)	53,000	47,687
2.56%, 5/1/32, (2.561% fixed rate until 5/1/31; Secured Overnight Financing Rate + 1.167% thereafter)(b)	44,000	33,829
6.63%, 6/15/32	37,000	37,561
3.06%, 1/25/33, (3.057% fixed rate until 1/25/32; Secured Overnight Financing Rate + 1.351% thereafter)(b)	53,000	41,811
Citizens Financial Group, Inc.
3.25%, 4/30/30	20,000	16,384
Clorox Co.
4.60%, 5/1/32	18,000	16,908
CNA Financial Corp.
4.50%, 3/1/26	18,000	17,608
Coca-Cola Co.
2.25%, 1/5/32	10,000	8,154
3.00%, 3/5/51	11,000	7,709
Comcast Corp.
3.38%, 8/15/25	10,000	9,607
3.15%, 2/15/28	4,000	3,636
4.15%, 10/15/28	17,000	16,063
4.25%, 10/15/30	24,000	22,248
1.50%, 2/15/31	102,000	76,500
4.25%, 1/15/33	42,000	38,181
3.97%, 11/1/47	12,000	9,189
Commonwealth Edison Co.
3.65%, 6/15/46	16,000	12,266
Conagra Brands, Inc.
4.30%, 5/1/24	16,000	15,761
7.00%, 10/1/28	17,000	17,643
Connecticut Light and Power Co.
4.30%, 4/15/44	10,000	8,445
ConocoPhillips Co.
4.03%, 3/15/62(d)	21,000	16,102
Consolidated Edison Co. of New York, Inc.
6.75%, 4/1/38	33,000	34,926
4.50%, 5/15/58	5,000	3,952
3.60%, 6/15/61	11,000	7,595
Constellation Brands, Inc.
3.70%, 12/6/26	19,000	17,902
2.25%, 8/1/31	28,000	21,519

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
Continental Resources, Inc.
4.90%, 6/1/44	$100,000	$71,643
Corning, Inc.
5.45%, 11/15/79	10,000	8,224
CSX Corp.
6.00%, 10/1/36	7,000	7,160
4.25%, 11/1/66	15,000	11,519
CubeSmart LP
2.50%, 2/15/32	22,000	16,603
CVS Health Corp.
3.38%, 8/12/24	16,000	15,629
3.88%, 7/20/25	43,000	41,718
4.30%, 3/25/28	18,000	17,036
4.78%, 3/25/38	32,000	28,082
5.13%, 7/20/45	14,000	12,308
5.05%, 3/25/48	27,000	23,795
Dell International LLC / EMC Corp.
6.02%, 6/15/26	48,000	48,206
5.30%, 10/1/29	27,000	25,175
3.38%, 12/15/41(d)	16,000	9,924
Devon Energy Corp.
4.50%, 1/15/30	40,000	36,608
Discover Financial Services
3.95%, 11/6/24	33,000	32,182
Discovery Communications LLC
3.90%, 11/15/24	28,000	27,208
4.00%, 9/15/55	34,000	20,435
Dollar General Corp.
3.88%, 4/15/27	9,000	8,518
Dominion Energy, Inc.
4.90%, 8/1/41, Series C	18,000	15,949
5.75%, 10/1/54, (5.75% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 3.057% thereafter)(b)(c)	28,000	26,702
Dow Chemical Co.
2.10%, 11/15/30(a)	57,000	43,814
DTE Electric Co.
2.25%, 3/1/30	30,000	24,810
DTE Energy Co.
4.22%, 11/1/24(b)	110,000	107,820
Duke Energy Carolinas LLC
6.05%, 4/15/38	20,000	20,610
Duke Energy Corp.
2.65%, 9/1/26	29,000	26,321
Duke Energy Florida LLC
4.20%, 7/15/48	13,000	10,721
Duke Energy Progress LLC
3.70%, 10/15/46	15,000	11,471
4.00%, 4/1/52	20,000	15,710
Eastern Gas Transmission & Storage, Inc.
4.80%, 11/1/43	10,000	8,353
eBay, Inc.
4.00%, 7/15/42	25,000	18,768
Elevance Health, Inc.
3.65%, 12/1/27	34,000	31,655
4.65%, 1/15/43	8,000	6,913
4.55%, 5/15/52	19,000	16,103
Enterprise Products Operating LLC
2.80%, 1/31/30	42,000	35,153
4.85%, 3/15/44	38,000	31,910
3.95%, 1/31/60	19,000	13,122
Essential Utilities, Inc.
4.28%, 5/1/49	12,000	9,353
Essex Portfolio LP
2.65%, 3/15/32	20,000	15,630
Evergy, Inc.
2.90%, 9/15/29	13,000	10,778
Exelon Corp.
4.45%, 4/15/46	14,000	11,505
4.10%, 3/15/52(d)	10,000	7,741
Exxon Mobil Corp.
2.02%, 8/16/24	11,000	10,515
2.71%, 3/6/25	17,000	16,259
Fifth Third Bancorp
8.25%, 3/1/38	14,000	16,651
Fiserv, Inc.
2.75%, 7/1/24	38,000	36,493
3.50%, 7/1/29	27,000	23,555
Flex Ltd.
4.75%, 6/15/25	20,000	19,563
Fortune Brands Home & Security, Inc.
4.00%, 3/25/32	20,000	16,700
Fox Corp.
3.50%, 4/8/30	61,000	52,419
General Dynamics Corp.
4.25%, 4/1/40	20,000	17,621
General Electric Co.
6.88%, 1/10/39, Series GMTN	20,000	21,939
General Mills, Inc.
4.00%, 4/17/25	23,000	22,474
4.20%, 4/17/28	9,000	8,604
Georgia Power Co.
2.20%, 9/15/24, Series A	47,000	44,517
5.13%, 5/15/52	18,000	16,302
Gilead Sciences, Inc.
4.60%, 9/1/35	20,000	18,142
4.80%, 4/1/44	19,000	16,630
4.50%, 2/1/45	10,000	8,348
4.15%, 3/1/47	8,000	6,346
Global Payments, Inc.
2.90%, 5/15/30	36,000	28,854
Hartford Financial Services Group, Inc.
6.10%, 10/1/41	7,000	7,048
Hasbro, Inc.
3.50%, 9/15/27	19,000	17,303
HCA, Inc.
4.50%, 2/15/27	18,000	16,857
4.13%, 6/15/29	29,000	25,586
5.25%, 6/15/49	31,000	25,228
Healthpeak Properties, Inc.
3.50%, 7/15/29	31,000	27,348
Home Depot, Inc.
4.88%, 2/15/44	17,000	15,650
4.40%, 3/15/45	16,000	13,645
4.50%, 12/6/48	9,000	7,880
Honeywell International, Inc.
5.70%, 3/15/37	4,000	4,189
HP, Inc.
2.65%, 6/17/31	13,000	9,587
6.00%, 9/15/41	23,000	20,022

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
Humana, Inc.
3.13%, 8/15/29	$29,000	$25,116
Huntington Bancshares, Inc.
2.55%, 2/4/30	20,000	16,223
Indiana Michigan Power Co.
4.55%, 3/15/46, Series K	12,000	10,061
Intel Corp.
2.00%, 8/12/31(a)	11,000	8,544
4.75%, 3/25/50	14,000	12,085
4.95%, 3/25/60(a)	16,000	13,740
Intercontinental Exchange, Inc.
4.60%, 3/15/33	9,000	8,402
3.00%, 6/15/50	26,000	16,994
International Business Machines Corp.
3.50%, 5/15/29	100,000	90,437
International Flavors & Fragrances, Inc.
5.00%, 9/26/48	10,000	8,391
International Paper Co.
5.00%, 9/15/35	22,000	20,500
4.80%, 6/15/44	3,000	2,518
Interpublic Group of Cos., Inc.
4.65%, 10/1/28(a)	22,000	20,428
J.M. Smucker Co.
4.25%, 3/15/35	14,000	11,898
Jabil, Inc.
3.00%, 1/15/31	20,000	15,860
Jefferies Group LLC / Jefferies Group Capital Finance, Inc.
4.85%, 1/15/27	50,000	47,807
Johnson & Johnson
4.38%, 12/5/33	12,000	11,564
JPMorgan Chase & Co.
4.08%, 4/26/26, (4.08% fixed rate until 4/26/25; Secured Overnight Financing Rate + 1.32% thereafter)(b)	91,000	87,517
3.63%, 12/1/27	50,000	45,473
4.32%, 4/26/28, (4.323% fixed rate until 4/26/27; Secured Overnight Financing Rate + 1.56% thereafter)(b)	45,000	42,342
4.57%, 6/14/30, (4.565% fixed rate until 6/14/29; Secured Overnight Financing Rate + 1.75% thereafter)(b)	10,000	9,204
4.49%, 3/24/31, (4.493% fixed rate until 3/24/30; Secured Overnight Financing Rate + 3.79% thereafter)(b)	46,000	42,027
2.58%, 4/22/32, (2.58% fixed rate until 4/22/31; Secured Overnight Financing Rate + 1.25% thereafter)(b)	52,000	40,321
4.91%, 7/25/33, (4.912% fixed rate until 7/25/32; Secured Overnight Financing Rate + 2.08% thereafter)(b)	7,000	6,472
5.72%, 9/14/33, (5.717% fixed rate until 9/14/32; Secured Overnight Financing Rate + 2.58% thereafter)(b)	3,000	2,835
6.40%, 5/15/38	22,000	22,582
2.53%, 11/19/41, (2.525% fixed rate until 11/19/40; Secured Overnight Financing Rate + 1.51% thereafter)(b)	24,000	15,066
4.85%, 2/1/44	11,000	9,464
3.96%, 11/15/48, (3.964% fixed rate until 11/15/47; 3-month U.S. dollar London Interbank Offered Rate + 1.38% thereafter)(b)(c)	15,000	11,249
3.11%, 4/22/51, (3.109% fixed rate until 4/22/50; Secured Overnight Financing Rate + 2.44% thereafter)(b)	19,000	11,948
3.33%, 4/22/52, (3.328% fixed rate until 4/22/51; Secured Overnight Financing Rate + 1.58% thereafter)(b)	21,000	13,813
Kellogg Co.
4.50%, 4/1/46	20,000	17,161
Keurig Dr. Pepper, Inc.
4.05%, 4/15/32	14,000	12,350
4.50%, 4/15/52	15,000	11,938
KeyCorp
2.55%, 10/1/29	20,000	16,353
Kilroy Realty LP
4.38%, 10/1/25	33,000	31,771
Kimco Realty Corp.
2.80%, 10/1/26	43,000	38,955
KLA Corp.
3.30%, 3/1/50(a)	13,000	9,175
Kraft Heinz Foods Co.
6.50%, 2/9/40	20,000	20,188
5.00%, 6/4/42	30,000	26,089
4.38%, 6/1/46	20,000	15,598
Kroger Co.
5.15%, 8/1/43	2,000	1,793
4.45%, 2/1/47	16,000	13,166
L3Harris Technologies, Inc.
5.05%, 4/27/45	10,000	8,886
Laboratory Corp. of America Holdings
1.55%, 6/1/26	11,000	9,646
Lam Research Corp.
3.80%, 3/15/25	4,000	3,913
Lear Corp.
3.50%, 5/30/30	20,000	16,361
Leidos, Inc.
4.38%, 5/15/30	20,000	17,508
Life Storage LP
2.40%, 10/15/31	22,000	16,588
Lincoln National Corp.
3.80%, 3/1/28	25,000	23,111
Lockheed Martin Corp.
4.50%, 5/15/36	20,000	18,493
Lowe’s Cos., Inc.
4.05%, 5/3/47	26,000	19,638
4.45%, 4/1/62	20,000	15,062
LYB International Finance III LLC
4.20%, 5/1/50	19,000	13,707

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
Magellan Midstream Partners LP
5.15%, 10/15/43	$9,000	$7,600
Marriott International, Inc.
5.75%, 5/1/25, Series EE	53,000	53,595
Marsh & McLennan Cos., Inc.
2.90%, 12/15/51	12,000	7,559
Martin Marietta Materials, Inc.
2.40%, 7/15/31	35,000	27,204
McDonald’s Corp.
6.30%, 3/1/38, Series MTN	20,000	21,005
4.60%, 5/26/45	10,000	8,505
Merck & Co., Inc.
4.00%, 3/7/49	12,000	9,953
MetLife, Inc.
4.60%, 5/13/46	31,000	27,199
Microchip Technology, Inc.
0.98%, 9/1/24	20,000	18,414
Micron Technology, Inc.
5.33%, 2/6/29	24,000	22,823
Microsoft Corp.
2.92%, 3/17/52	23,000	16,278
MidAmerican Energy Co.
3.65%, 8/1/48	10,000	7,605
Mondelez International, Inc.
2.75%, 4/13/30	17,000	14,166
Moody’s Corp.
5.25%, 7/15/44	20,000	18,494
Morgan Stanley
4.10%, 5/22/23	27,000	26,902
3.88%, 4/29/24, Series F	33,000	32,464
5.00%, 11/24/25	47,000	46,457
3.95%, 4/23/27	61,000	56,771
4.43%, 1/23/30, (4.431% fixed rate until 1/23/29; 3-month U.S. dollar London Interbank Offered Rate + 1.628% thereafter)(b)(c)	42,000	38,724
2.24%, 7/21/32, (2.239% fixed rate until 7/21/31; Secured Overnight Financing Rate + 1.178% thereafter)(b)	45,000	33,859
2.94%, 1/21/33, (2.943% fixed rate until 1/21/32; Secured Overnight Financing Rate + 1.29% thereafter)(b)	53,000	41,997
5.30%, 4/20/37, (5.297% fixed rate until 4/20/32; Secured Overnight Financing Rate + 2.62% thereafter)(b)	37,000	33,388
Mosaic Co.
5.45%, 11/15/33	20,000	18,862
Motorola Solutions, Inc.
4.60%, 5/23/29	21,000	19,394
Newmont Corp.
2.25%, 10/1/30	30,000	23,280
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	33,000	30,580
2.25%, 6/1/30	13,000	10,373
3.00%, 1/15/52	25,000	16,061
4.80%, 12/1/77, (4.80% fixed rate until 12/1/27; 3-month U.S. dollar London Interbank Offered Rate + 2.409% thereafter)(b)(c)	11,000	8,930
NIKE, Inc.
3.38%, 11/1/46	8,000	6,032
Norfolk Southern Corp.
3.70%, 3/15/53	32,000	23,422
Northrop Grumman Corp.
4.03%, 10/15/47	10,000	7,956
5.25%, 5/1/50	15,000	14,370
Nucor Corp.
2.70%, 6/1/30	30,000	24,679
O’Reilly Automotive, Inc.
3.60%, 9/1/27	12,000	11,139
Omega Healthcare Investors, Inc.
3.63%, 10/1/29	34,000	27,778
Omnicom Group, Inc.
4.20%, 6/1/30	20,000	18,155
Oracle Corp.
2.65%, 7/15/26	50,000	45,009
2.88%, 3/25/31	82,000	64,646
4.30%, 7/8/34	3,000	2,457
3.85%, 7/15/36	20,000	14,987
5.38%, 7/15/40	44,000	36,751
4.38%, 5/15/55	28,000	19,048
4.10%, 3/25/61	35,000	22,200
Otis Worldwide Corp.
3.11%, 2/15/40	20,000	14,113
Owens Corning
4.30%, 7/15/47	7,000	5,226
PacifiCorp
6.00%, 1/15/39	17,000	17,017
Paramount Global
7.88%, 7/30/30	58,000	61,206
Parker-Hannifin Corp.
4.45%, 11/21/44	11,000	9,093
PepsiCo, Inc.
1.95%, 10/21/31(a)	11,000	8,787
2.75%, 10/21/51	12,000	8,118
PerkinElmer, Inc.
0.85%, 9/15/24	35,000	32,479
Pfizer, Inc.
4.10%, 9/15/38	22,000	19,394
Philip Morris International, Inc.
2.75%, 2/25/26	30,000	27,708
3.13%, 8/17/27(a)	20,000	18,225
3.13%, 3/2/28	16,000	14,130
3.88%, 8/21/42	12,000	8,097
Phillips 66
3.55%, 10/1/26(d)	28,000	26,052
5.88%, 5/1/42	17,000	16,586
Pinnacle West Capital Corp.
1.30%, 6/15/25	10,000	8,954
PNC Financial Services Group, Inc.
2.55%, 1/22/30	21,000	17,365
Progress Energy, Inc.
7.75%, 3/1/31	16,000	17,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
Prudential Financial, Inc.
5.38%, 5/15/45, (5.375% fixed rate until 5/15/25; 3-month U.S. dollar London Interbank Offered Rate + 3.031% thereafter)(b)(c)	$40,000	$38,150
3.70%, 3/13/51	21,000	15,536
Public Service Co. of Colorado
4.50%, 6/1/52, Series 39	9,000	7,797
Public Service Enterprise Group, Inc.
0.80%, 8/15/25	30,000	26,403
QUALCOMM, Inc.
4.80%, 5/20/45	18,000	16,303
Quanta Services, Inc.
2.35%, 1/15/32	11,000	8,127
Quest Diagnostics, Inc.
2.95%, 6/30/30(a)	12,000	10,037
Raytheon Technologies Corp.
1.90%, 9/1/31	15,000	11,479
4.15%, 5/15/45	24,000	19,279
4.63%, 11/16/48	24,000	20,821
Republic Services, Inc.
2.90%, 7/1/26	42,000	38,654
Roper Technologies, Inc.
4.20%, 9/15/28	23,000	21,536
Royalty Pharma PLC
3.55%, 9/2/50	20,000	12,526
S&P Global, Inc.
2.30%, 8/15/60	13,000	6,834
Salesforce, Inc.
2.90%, 7/15/51	12,000	7,935
Sempra Energy
6.00%, 10/15/39	26,000	25,467
Sherwin-Williams Co.
3.80%, 8/15/49	13,000	9,434
Southern Co.
4.25%, 7/1/36	7,000	5,913
4.40%, 7/1/46	25,000	19,699
Southwestern Electric Power Co.
3.25%, 11/1/51	25,000	16,074
Stanley Black & Decker, Inc.
4.25%, 11/15/28	27,000	25,554
Starbucks Corp.
4.00%, 11/15/28	17,000	15,984
State Street Corp.
3.03%, 11/1/34, (3.031% fixed rate until 11/1/29; Secured Overnight Financing Rate + 1.49% thereafter)(b)	20,000	16,684
Steel Dynamics, Inc.
5.00%, 12/15/26	14,000	13,670
SVB Financial Group
1.80%, 2/2/31	20,000	14,335
Synchrony Financial
4.38%, 3/19/24	33,000	32,437
Target Corp.
2.50%, 4/15/26	11,000	10,212
Teledyne Technologies, Inc.
1.60%, 4/1/26	18,000	15,687
Textron, Inc.
4.30%, 3/1/24	34,000	33,739
Toyota Motor Credit Corp.
1.90%, 9/12/31	38,000	29,475
Travelers Cos., Inc.
6.75%, 6/20/36	12,000	13,449
Truist Financial Corp.
1.89%, 6/7/29, (1.887% fixed rate until 6/7/28; Secured Overnight Financing Rate + 0.862% thereafter)(b)	26,000	21,362
Tyson Foods, Inc.
4.88%, 8/15/34	26,000	24,166
U.S. Bancorp
3.00%, 7/30/29	25,000	21,570
Union Pacific Corp.
3.84%, 3/20/60	13,000	9,713
2.97%, 9/16/62	12,000	7,305
3.80%, 4/6/71	10,000	7,090
United Parcel Service, Inc.
6.20%, 1/15/38	6,000	6,498
UnitedHealth Group, Inc.
3.75%, 7/15/25	23,000	22,402
3.38%, 4/15/27	18,000	16,966
4.63%, 7/15/35	22,000	20,276
3.50%, 8/15/39	15,000	11,804
Valero Energy Corp.
7.50%, 4/15/32	24,000	26,112
Valero Energy Partners LP
4.50%, 3/15/28	45,000	42,979
Verizon Communications, Inc.
4.33%, 9/21/28	16,000	15,072
4.02%, 12/3/29	16,000	14,528
4.50%, 8/10/33	22,000	19,851
4.40%, 11/1/34	49,000	42,903
4.81%, 3/15/39	23,000	20,243
3.85%, 11/1/42	9,000	6,881
4.00%, 3/22/50	16,000	12,321
2.99%, 10/30/56	25,000	14,863
3.00%, 11/20/60	22,000	12,830
Virginia Electric and Power Co.
8.88%, 11/15/38	19,000	24,376
VMware, Inc.
1.40%, 8/15/26	50,000	42,882
Walgreens Boots Alliance, Inc.
4.10%, 4/15/50(a)	15,000	10,772
Walmart, Inc.
4.00%, 4/11/43	20,000	17,322
Warnermedia Holdings, Inc.
4.28%, 3/15/32(d)	50,000	41,205
5.14%, 3/15/52(d)	54,000	39,308
WEC Energy Group, Inc.
1.80%, 10/15/30	23,000	17,610
Wells Fargo & Co.
1.65%, 6/2/24, (1.654% fixed rate until 6/2/23; Secured Overnight Financing Rate + 1.60% thereafter)(b)	92,000	89,839
3.00%, 2/19/25	39,000	37,085
3.55%, 9/29/25	38,000	36,192
4.30%, 7/22/27	45,000	42,162
2.39%, 6/2/28, (2.393% fixed rate until 6/2/27; Secured Overnight Financing Rate + 2.10% thereafter)(b)	43,000	36,934

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

Investments	Principal Amount	Value
3.35%, 3/2/33, (3.35% fixed rate until 3/2/32; Secured Overnight Financing Rate + 1.50% thereafter)(b)	$61,000	$49,606
5.61%, 1/15/44	19,000	17,075
Westlake Corp.
3.38%, 8/15/61	14,000	8,145
Weyerhaeuser Co.
7.38%, 3/15/32	17,000	18,434
Willis North America, Inc.
3.88%, 9/15/49	11,000	7,739
WRKCo, Inc.
4.20%, 6/1/32	20,000	17,600
Wyeth LLC
6.50%, 2/1/34	10,000	11,026
Xcel Energy, Inc.
3.30%, 6/1/25	39,000	37,268
Xylem, Inc.
4.38%, 11/1/46	10,000	8,292
Zoetis, Inc.
3.00%, 9/12/27	15,000	13,509

Total United States		8,208,533

TOTAL CORPORATE BONDS (Cost: $9,894,350)		8,350,346

U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. Treasury Bond - 0.1%
U.S. Treasury Bond
2.88%, 5/15/52	14,000	11,741

U.S. Treasury Note - 0.1%
U.S. Treasury Note
3.13%, 8/31/29	7,000	6,647

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost: $19,104)		18,388

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(e) (Cost: $122,955)	122,955	122,955

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $10,036,409)		8,491,689
Other Assets less Liabilities - 0.2%		13,686

NET ASSETS - 100.0%		$8,505,375

(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $145,931 and the total market value of the collateral held by the Fund was $150,313. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $27,358.

(b)	Rate shown reflects the accrual rate as of September 30, 2022 on securities with variable or step rates.
(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Corporate Bond Fund (WFIG)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$8,350,346	$—	$8,350,346
U.S. Government Obligations	—	18,388	—	18,388
Investment of Cash Collateral for Securities Loaned	—	122,955	—	122,955

Total Investments in Securities	$—	$8,491,689	$—	$8,491,689

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
CORPORATE BONDS - 96.7%

Canada - 0.7%
1375209 BC Ltd.
9.00%, 1/30/28(a)	$152,300	$151,919
Bausch Health Cos., Inc.
11.00%, 9/30/28(a)	270,545	219,142
14.00%, 10/15/30(a)	53,538	29,178
Open Text Holdings, Inc.
4.13%, 2/15/30(a)	340,000	272,102
4.13%, 12/1/31(a)	113,000	85,854
Primo Water Holdings, Inc.
4.38%, 4/30/29(a)	330,000	273,669

Total Canada		1,031,864

Germany - 0.6%
Deutsche Bank AG
5.88%, 7/8/31, (5.88% fixed rate until 4/8/30; Secured Overnight Financing Rate + 5.438% thereafter)(c)	395,000	319,776
3.73%, 1/14/32, (3.729% fixed rate until 10/14/30; Secured Overnight Financing Rate + 2.757% thereafter)(c)	210,000	143,327
3.74%, 1/7/33, (3.742% fixed rate until 10/7/31; Secured Overnight Financing Rate + 2.257% thereafter)(c)	600,000	395,532

Total Germany		858,635

United States - 95.4%
ACCO Brands Corp.
4.25%, 3/15/29(a)	249,000	187,766
AdaptHealth LLC
4.63%, 8/1/29(a)	519,000	416,207
ADT Security Corp.
4.88%, 7/15/32(a)	523,000	422,971
AECOM
5.13%, 3/15/27	269,000	251,687
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 1/15/27(a)	1,000,000	901,540
3.50%, 3/15/29(a)	831,000	673,658
4.88%, 2/15/30(a)	579,000	490,031
Allison Transmission, Inc.
5.88%, 6/1/29(a)	597,000	544,386
AMC Networks, Inc.
4.75%, 8/1/25	377,000	339,458
American Axle & Manufacturing, Inc.
5.00%, 10/1/29	280,000	212,461
AmeriGas Partners LP / AmeriGas Finance Corp.
5.50%, 5/20/25	200,000	186,248
5.75%, 5/20/27	478,000	430,463
Amkor Technology, Inc.
6.63%, 9/15/27(a)	191,000	185,253
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.75%, 1/15/28(a)	554,000	507,381
Antero Resources Corp.
7.63%, 2/1/29(a)	546,000	546,677
Apache Corp.
5.10%, 9/1/40	404,000	327,208
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/29(a)	243,000	183,628
APX Group, Inc.
5.75%, 7/15/29(a)(b)	152,000	120,496
Aramark Services, Inc.
6.38%, 5/1/25(a)	559,000	548,329
5.00%, 2/1/28(a)(b)	256,000	226,644
Archrock Partners LP / Archrock Partners Finance Corp.
6.88%, 4/1/27(a)	357,000	321,907
6.25%, 4/1/28(a)	159,000	140,062
Asbury Automotive Group, Inc.
5.00%, 2/15/32(a)	473,000	366,958
ASGN, Inc.
4.63%, 5/15/28(a)	182,000	158,557
Audacy Capital Corp.
6.75%, 3/31/29(a)	83,000	20,505
Avantor Funding, Inc.
4.63%, 7/15/28(a)	318,000	283,726
Avient Corp.
5.75%, 5/15/25(a)	135,000	130,309
Axalta Coating Systems LLC
3.38%, 2/15/29(a)	354,000	277,632
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV
4.75%, 6/15/27(a)(b)	200,000	179,052
B&G Foods, Inc.
5.25%, 4/1/25	448,000	390,490
5.25%, 9/15/27	356,000	288,894
Ball Corp.
4.00%, 11/15/23	124,000	121,799
5.25%, 7/1/25	347,000	339,751
2.88%, 8/15/30	330,000	254,070
Bath & Body Works, Inc.
5.25%, 2/1/28	81,000	70,686
6.63%, 10/1/30(a)	150,000	130,617
6.75%, 7/1/36	322,000	265,753
Berry Global, Inc.
4.50%, 2/15/26(a)	232,000	215,254
5.63%, 7/15/27(a)(b)	9,000	8,370
Black Knight InfoServ LLC
3.63%, 9/1/28(a)	122,000	104,005
Block, Inc.
3.50%, 6/1/31(b)	25,000	19,433
Booz Allen Hamilton, Inc.
3.88%, 9/1/28(a)	225,000	193,595
Boyd Gaming Corp.
4.75%, 12/1/27	400,000	354,268
4.75%, 6/15/31(a)	70,000	56,781
Brink’s Co.
4.63%, 10/15/27(a)	50,000	44,509

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
Brookfield Property REIT, Inc. / BPR Cumulus LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/26(a)	$423,000	$385,268
Builders FirstSource, Inc.
5.00%, 3/1/30(a)	243,000	206,659
4.25%, 2/1/32(a)	262,000	201,512
Cable One, Inc.
4.00%, 11/15/30(a)	240,000	187,030
Catalent Pharma Solutions, Inc.
3.13%, 2/15/29(a)	1,000	785
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/1/27(a)	134,000	121,068
5.00%, 2/1/28(a)	420,000	366,639
5.38%, 6/1/29(a)	192,000	168,478
4.75%, 3/1/30(a)	410,000	332,686
4.50%, 8/15/30(a)	820,000	649,440
4.25%, 2/1/31(a)	10,000	7,744
4.50%, 5/1/32	213,000	162,500
CDI Escrow Issuer, Inc.
5.75%, 4/1/30(a)	200,000	175,058
CDW LLC / CDW Finance Corp.
4.25%, 4/1/28	285,000	250,806
Centene Corp.
4.63%, 12/15/29	775,000	697,012
3.00%, 10/15/30	997,000	790,132
Central Garden & Pet Co.
4.13%, 10/15/30	100,000	79,806
CF Industries, Inc.
5.15%, 3/15/34	1,000	909
Change Healthcare Holdings LLC / Change Healthcare Finance, Inc.
5.75%, 3/1/25(a)	324,000	322,853
Charles River Laboratories International, Inc.
4.25%, 5/1/28(a)	335,000	293,540
Charter Communications Operating LLC / Charter Communications Operating Capital
3.70%, 4/1/51	1,743,000	1,062,114
Chemours Co.
5.38%, 5/15/27(b)	388,000	338,068
4.63%, 11/15/29(a)	344,000	256,242
Cheniere Energy, Inc.
4.63%, 10/15/28	352,000	323,175
CHS / Community Health Systems, Inc.
8.00%, 3/15/26(a)	408,000	355,507
5.63%, 3/15/27(a)	250,000	192,988
8.00%, 12/15/27(a)(b)	426,000	337,379
6.88%, 4/15/29(a)	321,000	157,804
6.13%, 4/1/30(a)	250,000	118,990
5.25%, 5/15/30(a)	750,000	522,810
4.75%, 2/15/31(a)	1,308,000	881,827
Churchill Downs, Inc.
5.50%, 4/1/27(a)	430,000	399,148
Cinemark USA, Inc.
5.25%, 7/15/28(a)	338,000	260,443
Clarivate Science Holdings Corp.
4.88%, 7/1/29(a)(b)	480,000	375,926
Clean Harbors, Inc.
4.88%, 7/15/27(a)	167,000	152,802
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/28(a)(b)	928,000	697,104
Clearway Energy Operating LLC
4.75%, 3/15/28(a)	315,000	282,246
3.75%, 2/15/31(a)	176,000	140,059
Cleveland-Cliffs, Inc.
6.75%, 3/15/26(a)	102,000	100,419
4.63%, 3/1/29(a)(b)	398,000	333,739
4.88%, 3/1/31(a)(b)	31,000	25,649
CNX Resources Corp.
7.25%, 3/14/27(a)	420,000	409,550
Coherent Corp.
5.00%, 12/15/29(a)	350,000	290,367
Coinbase Global, Inc.
3.63%, 10/1/31(a)	1,000,000	558,740
CommScope Technologies LLC
6.00%, 6/15/25(a)	600,000	533,490
5.00%, 3/15/27(a)	797,000	601,839
CommScope, Inc.
6.00%, 3/1/26(a)	350,000	322,795
8.25%, 3/1/27(a)	191,000	158,316
7.13%, 7/1/28(a)(b)	696,000	539,651
Compass Minerals International, Inc.
6.75%, 12/1/27(a)	225,000	211,788
Comstock Resources, Inc.
5.88%, 1/15/30(a)	820,000	714,532
Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
6.00%, 11/1/29(a)	220,000	175,463
Consolidated Communications, Inc.
6.50%, 10/1/28(a)	364,000	272,632
CoreCivic, Inc.
8.25%, 4/15/26	352,000	351,352
Cornerstone Building Brands, Inc.
6.13%, 1/15/29(a)	234,000	132,418
Coty, Inc.
5.00%, 4/15/26(a)	300,000	275,325
CQP Holdco LP / BIP-V Chinook Holdco LLC
5.50%, 6/15/31(a)	440,000	373,098
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
5.75%, 4/1/25	596,000	566,546
Crown Americas LLC / Crown Americas Capital Corp. VI
4.75%, 2/1/26	50,000	46,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
CSC Holdings LLC
5.50%, 4/15/27(a)	$200,000	$176,232
5.38%, 2/1/28(a)	1,394,000	1,217,436
7.50%, 4/1/28(a)	850,000	694,952
6.50%, 2/1/29(a)	300,000	265,515
5.75%, 1/15/30(a)	500,000	356,220
Curo Group Holdings Corp.
7.50%, 8/1/28(a)	185,000	90,785
DaVita, Inc.
4.63%, 6/1/30(a)	1,151,000	889,136
3.75%, 2/15/31(a)	882,000	629,580
Delta Air Lines, Inc.
3.80%, 4/19/23	59,000	58,507
3.75%, 10/28/29(b)	158,000	124,134
Deluxe Corp.
8.00%, 6/1/29(a)	205,000	166,673
Diamond Sports Group LLC / Diamond Sports Finance Co.
5.38%, 8/15/26(a)	1,369,000	273,937
6.63%, 8/15/27(a)	1,498,000	107,796
DISH DBS Corp.
5.88%, 11/15/24	540,000	483,743
7.75%, 7/1/26	1,739,000	1,335,778
5.13%, 6/1/29	1,642,000	967,417
Diversified Healthcare Trust
4.75%, 2/15/28	317,000	200,106
4.38%, 3/1/31	896,000	580,214
Dycom Industries, Inc.
4.50%, 4/15/29(a)	170,000	144,731
Edgewell Personal Care Co.
4.13%, 4/1/29(a)	417,000	346,648
Element Solutions, Inc.
3.88%, 9/1/28(a)	271,000	218,448
Encompass Health Corp.
4.50%, 2/1/28	657,000	567,129
Energizer Holdings, Inc.
4.75%, 6/15/28(a)	297,000	235,782
4.38%, 3/31/29(a)	438,000	327,598
EnLink Midstream LLC
5.63%, 1/15/28(a)	123,000	115,745
EnLink Midstream Partners LP
5.45%, 6/1/47	400,000	295,704
EQM Midstream Partners LP
6.00%, 7/1/25(a)	338,000	314,272
6.50%, 7/1/27(a)	332,000	308,677
5.50%, 7/15/28	1,047,000	897,457
4.75%, 1/15/31(a)	611,000	485,666
6.50%, 7/15/48	123,000	94,063
Ferrellgas LP / Ferrellgas Finance Corp.
5.88%, 4/1/29(a)	847,000	696,615
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 1/15/29(a)	300,000	248,529
6.75%, 1/15/30(a)	640,000	487,622
Fluor Corp.
4.25%, 9/15/28	1,000	873
Ford Motor Co.
4.35%, 12/8/26(b)	385,000	356,495
9.63%, 4/22/30	223,000	247,902
3.25%, 2/12/32	400,000	288,500
4.75%, 1/15/43	301,000	200,442
5.29%, 12/8/46	1,015,000	720,214
Ford Motor Credit Co. LLC
3.35%, 11/1/22	200,000	199,748
4.54%, 8/1/26	150,000	134,496
4.95%, 5/28/27	300,000	268,635
4.00%, 11/13/30	350,000	273,420
Freeport-McMoRan, Inc.
3.88%, 3/15/23	351,000	349,470
5.25%, 9/1/29	490,000	455,769
5.40%, 11/14/34	134,000	119,173
5.45%, 3/15/43	279,000	231,528
Frontier Communications Holdings LLC
5.00%, 5/1/28(a)	1,500,000	1,288,350
5.88%, 11/1/29	1,500,000	1,174,950
6.00%, 1/15/30(a)(b)	379,000	298,262
Gap, Inc.
3.88%, 10/1/31(a)(b)	383,000	245,744
Gartner, Inc.
3.75%, 10/1/30(a)	302,000	248,344
Gates Global LLC / Gates Corp.
6.25%, 1/15/26(a)	286,000	266,049
Genesis Energy LP / Genesis Energy Finance Corp.
7.75%, 2/1/28	1,226,000	1,062,022
GLP Capital LP / GLP Financing II, Inc.
5.38%, 4/15/26	280,000	268,047
4.00%, 1/15/31	252,000	206,355
Go Daddy Operating Co. LLC / GD Finance Co., Inc.
3.50%, 3/1/29(a)	198,000	162,019
Goodyear Tire & Rubber Co.
5.00%, 5/31/26(b)	400,000	372,280
4.88%, 3/15/27(b)	50,000	44,300
5.00%, 7/15/29(b)	600,000	492,618
5.25%, 7/15/31(b)	677,000	542,683
GrafTech Finance, Inc.
4.63%, 12/15/28(a)	114,000	85,365
Gray Escrow II, Inc.
5.38%, 11/15/31(a)	700,000	549,535
Gray Television, Inc.
5.88%, 7/15/26(a)	618,000	570,185
7.00%, 5/15/27(a)	323,000	303,791
Griffon Corp.
5.75%, 3/1/28	431,000	370,768
Group 1 Automotive, Inc.
4.00%, 8/15/28(a)	253,000	204,492
Hanesbrands, Inc.
4.88%, 5/15/26(a)	277,000	248,987
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/25(a)	371,000	363,769
5.75%, 5/1/28(a)	389,000	366,317
Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 7/1/31(a)	544,000	416,035

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.88%, 4/1/27	$535,000	$492,692
HLF Financing Sarl LLC / Herbalife International, Inc.
4.88%, 6/1/29(a)	150,000	107,235
Holly Energy Partners LP / Holly Energy Finance Corp.
5.00%, 2/1/28(a)	197,000	174,089
Hologic, Inc.
3.25%, 2/15/29(a)	172,000	141,838
Horizon Therapeutics USA, Inc.
5.50%, 8/1/27(a)	250,000	234,325
HP, Inc.
4.75%, 3/1/29(a)	290,000	292,166
Hughes Satellite Systems Corp.
5.25%, 8/1/26	129,000	119,315
6.63%, 8/1/26	484,000	442,991
Huntsman International LLC
4.50%, 5/1/29	2,000	1,765
iHeartCommunications, Inc.
8.38%, 5/1/27	912,050	769,259
4.75%, 1/15/28(a)	486,000	405,645
Ingevity Corp.
3.88%, 11/1/28(a)	196,000	162,315
IQVIA, Inc.
5.00%, 5/15/27(a)	200,000	188,390
Iron Mountain, Inc.
4.88%, 9/15/27(a)	359,000	322,314
5.25%, 3/15/28(a)	361,000	317,294
4.88%, 9/15/29(a)	425,000	349,869
5.63%, 7/15/32(a)	514,000	411,519
iStar, Inc.
4.25%, 8/1/25	1,000	975
Kaiser Aluminum Corp.
4.50%, 6/1/31(a)	458,000	333,928
KAR Auction Services, Inc.
5.13%, 6/1/25(a)(b)	504,000	486,914
Kennedy-Wilson, Inc.
5.00%, 3/1/31	622,000	452,430
Koppers, Inc.
6.00%, 2/15/25(a)	153,000	137,464
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
4.25%, 2/1/27(a)	320,000	262,099
Lamar Media Corp.
4.00%, 2/15/30(b)	298,000	250,168
3.63%, 1/15/31	34,000	27,089
Lamb Weston Holdings, Inc.
4.88%, 5/15/28(a)	56,000	51,018
4.38%, 1/31/32(a)	205,000	170,488
Level 3 Financing, Inc.
4.25%, 7/1/28(a)	537,000	420,084
3.63%, 1/15/29(a)	894,000	663,321
Lions Gate Capital Holdings LLC
5.50%, 4/15/29(a)	382,000	284,873
Lithia Motors, Inc.
4.38%, 1/15/31(a)	176,000	144,237
Live Nation Entertainment, Inc.
4.75%, 10/15/27(a)	578,000	503,126
3.75%, 1/15/28(a)	121,000	102,788
LPL Holdings, Inc.
4.00%, 3/15/29(a)	154,000	132,446
Lumen Technologies, Inc.
5.63%, 4/1/25	391,000	378,566
5.13%, 12/15/26(a)	1,261,000	1,091,900
Macy’s Retail Holdings LLC
5.88%, 4/1/29(a)	220,000	176,792
Marriott Ownership Resorts, Inc.
6.13%, 9/15/25(a)	288,000	283,663
Masonite International Corp.
5.38%, 2/1/28(a)	124,000	109,824
Match Group Holdings II LLC
3.63%, 10/1/31(a)	70,000	52,926
Mattel, Inc.
5.88%, 12/15/27(a)	220,000	212,256
MGM Resorts International
6.75%, 5/1/25	403,000	397,314
4.63%, 9/1/26	146,000	129,338
5.50%, 4/15/27	449,000	403,503
4.75%, 10/15/28	77,000	65,305
Michaels Cos., Inc.
7.88%, 5/1/29(a)	875,000	505,908
Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.
4.88%, 5/1/29(a)	353,000	291,331
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/29(a)	402,000	326,882
Molina Healthcare, Inc.
3.88%, 11/15/30(a)	449,000	377,214
MPH Acquisition Holdings LLC
5.75%, 11/1/28(a)	976,000	736,363
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	212,000	194,730
5.00%, 10/15/27	201,000	173,779
4.63%, 8/1/29	154,000	124,364
MSCI, Inc.
4.00%, 11/15/29(a)	259,000	223,825
Murphy Oil USA, Inc.
4.75%, 9/15/29	92,000	82,086
3.75%, 2/15/31(a)	154,000	123,717
Nabors Industries, Inc.
7.38%, 5/15/27(a)	530,000	490,250
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/27(a)	1,290,000	1,102,950
Navient Corp.
5.50%, 1/25/23	100,000	100,111
6.13%, 3/25/24	639,000	622,578
6.75%, 6/25/25	77,000	72,325
6.75%, 6/15/26	261,000	237,387
5.00%, 3/15/27	47,000	38,831
4.88%, 3/15/28	230,000	176,293
NCR Corp.
5.00%, 10/1/28(a)	731,000	578,565

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
5.13%, 4/15/29(a)	$360,000	$270,202
Necessity Retail REIT, Inc./American Finance Operating Partner LP
4.50%, 9/30/28(a)	196,000	147,161
Newell Brands, Inc.
4.10%, 4/1/23	15,000	15,008
4.45%, 4/1/26	98,000	90,276
5.75%, 4/1/46	62,000	48,560
News Corp.
3.88%, 5/15/29(a)	300,000	254,778
Nexstar Media, Inc.
5.63%, 7/15/27(a)	615,000	566,858
4.75%, 11/1/28(a)	340,000	289,320
NextEra Energy Operating Partners LP
4.25%, 9/15/24(a)	7,000	6,676
3.88%, 10/15/26(a)	1,000	918
Nielsen Finance LLC / Nielsen Finance Co.
5.88%, 10/1/30(a)	250,000	248,975
4.75%, 7/15/31(a)	561,000	552,142
Nordstrom, Inc.
5.00%, 1/15/44	100,000	61,854
NRG Energy, Inc.
3.88%, 2/15/32(a)	580,000	453,937
NuStar Logistics LP
5.63%, 4/28/27	408,000	357,416
6.38%, 10/1/30	340,000	292,363
Occidental Petroleum Corp.
2.90%, 8/15/24	550,000	525,641
3.40%, 4/15/26	165,000	156,435
3.50%, 8/15/29	600,000	548,292
7.50%, 5/1/31	101,000	105,644
4.40%, 8/15/49	621,000	514,430
Olin Corp.
5.13%, 9/15/27	310,000	279,099
ON Semiconductor Corp.
3.88%, 9/1/28(a)	86,000	74,028
OneMain Finance Corp.
5.63%, 3/15/23	411,000	410,120
6.13%, 3/15/24	353,000	340,670
6.88%, 3/15/25	575,000	540,954
7.13%, 3/15/26	61,000	55,459
6.63%, 1/15/28	265,000	227,521
5.38%, 11/15/29	465,000	360,524
4.00%, 9/15/30	909,000	638,518
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 4/30/31(a)	782,000	642,507
Outfront Media Capital LLC / Outfront Media Capital Corp.
4.63%, 3/15/30(a)	686,000	535,807
Owens & Minor, Inc.
4.50%, 3/31/29(a)(b)	223,000	176,424
6.63%, 4/1/30(a)	238,000	209,607
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/23(a)	168,000	167,026
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer LLC
4.38%, 10/15/28(a)	589,000	488,310
Paramount Global
6.25%, 2/28/57, (6.25% fixed rate until 2/28/27; 3-month U.S. dollar London Interbank Offered Rate + 3.899% thereafter)(c)(d)	115,000	100,426
6.38%, 3/30/62, (6.375% fixed rate until 3/30/27; 5-year Constant Maturity Treasury Rate + 3.999% thereafter)(c)	500,000	433,865
Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co-Issuer, Inc.
5.88%, 10/1/28(a)	224,000	192,026
Party City Holdings, Inc.
8.75%, 2/15/26(a)	288,000	167,265
Patterson-UTI Energy, Inc.
3.95%, 2/1/28	169,000	139,236
PBF Holding Co. LLC / PBF Finance Corp.
7.25%, 6/15/25	249,000	238,012
6.00%, 2/15/28	431,000	372,225
Performance Food Group, Inc.
5.50%, 10/15/27(a)	461,000	419,353
4.25%, 8/1/29(a)	165,000	137,531
PGT Innovations, Inc.
4.38%, 10/1/29(a)	200,000	165,628
Pilgrim’s Pride Corp.
5.88%, 9/30/27(a)	223,000	217,059
4.25%, 4/15/31(a)	170,000	136,639
Post Holdings, Inc.
5.75%, 3/1/27(a)	150,000	143,397
5.63%, 1/15/28(a)	261,000	238,489
5.50%, 12/15/29(a)	204,000	176,994
4.63%, 4/15/30(a)	738,000	606,606
4.50%, 9/15/31(a)	1,029,000	829,580
Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.
5.88%, 9/1/31(a)	742,000	501,503
Prestige Brands, Inc.
3.75%, 4/1/31(a)	218,000	169,560
Prime Security Services Borrower LLC / Prime Finance, Inc.
5.25%, 4/15/24(a)	113,000	110,229
5.75%, 4/15/26(a)	715,000	673,723
6.25%, 1/15/28(a)	623,000	534,621
PROG Holdings, Inc.
6.00%, 11/15/29(a)	312,000	249,990
QVC, Inc.
4.45%, 2/15/25	179,000	153,222
4.75%, 2/15/27	282,000	214,250
Rackspace Technology Global, Inc.
3.50%, 2/15/28(a)	367,000	242,917

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
Radian Group, Inc.
6.63%, 3/15/25	$102,000	$99,580
Range Resources Corp.
4.75%, 2/15/30(a)	219,000	190,094
Realogy Group LLC / Realogy Co-Issuer Corp.
5.75%, 1/15/29(a)	180,000	130,050
5.25%, 4/15/30(a)	762,000	520,073
RHP Hotel Properties LP / RHP Finance Corp.
4.75%, 10/15/27	4,000	3,483
4.50%, 2/15/29(a)	243,000	202,582
Rite Aid Corp.
8.00%, 11/15/26(a)(b)	743,000	527,634
Rithm Capital Corp.
6.25%, 10/15/25(a)	300,000	255,516
RLJ Lodging Trust LP
4.00%, 9/15/29(a)	112,000	88,392
Roller Bearing Co. of America, Inc.
4.38%, 10/15/29(a)	200,000	168,892
Sabra Health Care LP
3.20%, 12/1/31	151,000	112,679
Sally Holdings LLC / Sally Capital, Inc.
5.63%, 12/1/25	1,000	949
Scientific Games International, Inc.
7.25%, 11/15/29(a)	137,000	127,705
Scripps Escrow II, Inc.
5.38%, 1/15/31(a)	662,000	505,450
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/29(a)	245,000	204,257
Select Medical Corp.
6.25%, 8/15/26(a)	302,000	284,514
Sensata Technologies, Inc.
3.75%, 2/15/31(a)	247,000	195,142
Service Corp. International
4.63%, 12/15/27	205,000	186,974
5.13%, 6/1/29	93,000	84,863
3.38%, 8/15/30	176,000	138,167
Service Properties Trust
4.35%, 10/1/24	828,000	731,480
Silgan Holdings, Inc.
4.13%, 2/1/28	102,000	90,457
Sinclair Television Group, Inc.
5.50%, 3/1/30(a)(b)	484,000	349,342
4.13%, 12/1/30(a)	71,000	53,819
Sirius XM Radio, Inc.
5.00%, 8/1/27(a)	88,000	80,863
5.50%, 7/1/29(a)	835,000	752,986
4.13%, 7/1/30(a)	757,000	618,113
3.88%, 9/1/31(a)	1,010,000	786,234
Six Flags Entertainment Corp.
5.50%, 4/15/27(a)(b)	38,000	33,638
Six Flags Theme Parks, Inc.
7.00%, 7/1/25(a)	37,000	37,198
Skyworks Solutions, Inc.
3.00%, 6/1/31	139,000	105,832
Sonic Automotive, Inc.
4.88%, 11/15/31(a)(b)	458,000	347,480
Southwestern Energy Co.
5.38%, 3/15/30	382,000	343,876
Spectrum Brands, Inc.
3.88%, 3/15/31(a)	213,000	145,485
Spirit AeroSystems, Inc.
5.50%, 1/15/25(a)	238,000	225,676
7.50%, 4/15/25(a)	352,000	332,242
4.60%, 6/15/28	442,000	319,716
Sprint Corp.
7.88%, 9/15/23	72,000	73,064
7.13%, 6/15/24	279,000	283,852
7.63%, 2/15/25	200,000	205,806
7.63%, 3/1/26	109,000	113,239
SS&C Technologies, Inc.
5.50%, 9/30/27(a)	380,000	348,943
Stagwell Global LLC
5.63%, 8/15/29(a)	522,000	430,086
Station Casinos LLC
4.50%, 2/15/28(a)	9,000	7,417
4.63%, 12/1/31(a)	368,000	279,982
Stericycle, Inc.
3.88%, 1/15/29(a)	300,000	248,547
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 6/1/31(a)	250,000	205,663
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 1/15/29(a)	250,000	220,178
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
8.50%, 10/15/26(a)	322,000	302,422
SunCoke Energy, Inc.
4.88%, 6/30/29(a)	220,000	169,754
Sunoco LP/Sunoco Finance Corp.
4.50%, 4/30/30	180,000	148,093
Syneos Health, Inc.
3.63%, 1/15/29(a)	165,000	131,571
T-Mobile USA, Inc.
2.88%, 2/15/31	415,000	333,706
3.50%, 4/15/31	500,000	422,185
Talos Production, Inc.
12.00%, 1/15/26	200,000	208,824
Taylor Morrison Communities, Inc.
5.13%, 8/1/30(a)	230,000	185,980
TEGNA, Inc.
4.63%, 3/15/28	313,000	289,703
5.00%, 9/15/29	128,000	118,237
Teleflex, Inc.
4.63%, 11/15/27	169,000	154,478
Tempur Sealy International, Inc.
3.88%, 10/15/31(a)	352,000	258,129
Tenet Healthcare Corp.
4.63%, 7/15/24	51,000	49,385
4.63%, 9/1/24(a)	664,000	643,462
4.88%, 1/1/26(a)	830,000	771,551

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

Investments	Principal Amount	Value
6.25%, 2/1/27(a)	$615,000	$574,699
6.13%, 10/1/28(a)	1,094,000	966,483
Tenneco, Inc.
5.00%, 7/15/26	4,000	3,939
Terex Corp.
5.00%, 5/15/29(a)	218,000	187,190
TerraForm Power Operating LLC
5.00%, 1/31/28(a)	417,000	367,798
TopBuild Corp.
4.13%, 2/15/32(a)	176,000	136,064
Townsquare Media, Inc.
6.88%, 2/1/26(a)	254,000	233,182
TransDigm, Inc.
6.25%, 3/15/26(a)	936,000	908,659
6.38%, 6/15/26	519,000	491,109
4.88%, 5/1/29	1,245,000	1,004,952
Transocean, Inc.
11.50%, 1/30/27(a)	868,000	805,808
8.00%, 2/1/27(a)	7,000	4,871
Travel & Leisure Co.
6.63%, 7/31/26(a)	230,000	216,777
TreeHouse Foods, Inc.
4.00%, 9/1/28	249,000	199,098
TriNet Group, Inc.
3.50%, 3/1/29(a)	137,000	111,652
Tronox, Inc.
4.63%, 3/15/29(a)	428,000	317,165
TTM Technologies, Inc.
4.00%, 3/1/29(a)(b)	183,000	147,763
Tutor Perini Corp.
6.88%, 5/1/25(a)	224,000	168,309
Twitter, Inc.
3.88%, 12/15/27(a)	187,000	176,188
U.S. Foods, Inc.
6.25%, 4/15/25(a)	316,000	311,513
4.75%, 2/15/29(a)	375,000	321,353
U.S. Steel Corp.
6.88%, 3/1/29	381,000	347,251
Under Armour, Inc.
3.25%, 6/15/26	1,000	867
United Natural Foods, Inc.
6.75%, 10/15/28(a)	200,000	184,214
United Rentals North America, Inc.
5.50%, 5/15/27	389,000	376,809
4.88%, 1/15/28	373,000	342,817
5.25%, 1/15/30	55,000	49,837
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 2/15/25(a)	2,000,000	1,951,540
Univar Solutions USA, Inc.
5.13%, 12/1/27(a)	148,000	132,747
Urban One, Inc.
7.38%, 2/1/28(a)	336,000	285,993
USA Compression Partners LP / USA Compression Finance Corp.
6.88%, 4/1/26	430,000	396,103
Vail Resorts, Inc.
6.25%, 5/15/25(a)	29,000	28,658
Valvoline, Inc.
4.25%, 2/15/30(a)	308,000	291,430
3.63%, 6/15/31(a)	124,000	92,436
Vector Group Ltd.
5.75%, 2/1/29(a)	152,000	124,827
Vertiv Group Corp.
4.13%, 11/15/28(a)	200,000	161,374
Victors Merger Corp.
6.38%, 5/15/29(a)	253,000	155,291
Vista Outdoor, Inc.
4.50%, 3/15/29(a)	227,000	162,584
Vistra Operations Co. LLC
5.63%, 2/15/27(a)	959,000	899,015
Vontier Corp.
2.95%, 4/1/31	158,000	113,975
W&T Offshore, Inc.
9.75%, 11/1/23(a)	77,000	75,720
WESCO Distribution, Inc.
7.13%, 6/15/25(a)	630,000	630,945
Western Digital Corp.
4.75%, 2/15/26	103,000	95,570
2.85%, 2/1/29	500,000	389,240
Western Midstream Operating LP
3.95%, 6/1/25	749,000	700,510
4.65%, 7/1/26	220,000	204,772
4.30%, 2/1/30	356,000	303,358
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/28	262,000	243,872
Williams Scotsman International, Inc.
4.63%, 8/15/28(a)	235,000	206,107
WW International, Inc.
4.50%, 4/15/29(a)	1,000	532
Xerox Holdings Corp.
5.50%, 8/15/28(a)	681,000	546,748
Yum! Brands, Inc.
4.75%, 1/15/30(a)	20,000	17,500
3.63%, 3/15/31	30,000	23,943
Ziff Davis, Inc.
4.63%, 10/15/30(a)	232,000	190,491

Total United States		130,911,715

TOTAL CORPORATE BONDS (Cost: $160,145,209)		132,802,214

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 4.1%

United States - 4.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(e) (Cost: $5,642,190)	5,642,190	5,642,190

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $165,787,399)		$138,444,404
Other Assets less Liabilities - (0.8)%		(1,159,862)

NET ASSETS - 100.0%		$137,284,542

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

(b)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $5,596,260 and the total market value of the collateral held by the Fund was $5,814,044. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $171,854.

(c)	Rate shown reflects the accrual rate as of September 30, 2022 on securities with variable or step rates.
(d)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Yield Corporate Bond Fund (WFHY)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$132,802,214	$—	$132,802,214
Investment of Cash Collateral for Securities Loaned	—	5,642,190	—	5,642,190

Total Investments in Securities	$—	$138,444,404	$—	$138,444,404

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
CORPORATE BONDS - 98.5%

Germany - 1.9%
Deutsche Bank AG
0.90%, 5/28/24	$50,000	$46,279
3.70%, 5/30/24	100,000	96,632
3.96%, 11/26/25, (3.961% fixed rate until 11/26/24; Secured Overnight Financing Rate + 2.581% thereafter)(a)	150,000	140,100
4.10%, 1/13/26(b)	129,000	122,575
1.69%, 3/19/26	200,000	174,532
2.13%, 11/24/26, (2.129% fixed rate until 11/24/25; Secured Overnight Financing Rate + 1.87% thereafter)(a)	150,000	127,611

Total Germany		707,729

Switzerland - 0.6%
Novartis Capital Corp.
2.00%, 2/14/27	250,000	224,503

United Kingdom - 2.1%
Astrazeneca Finance LLC
1.20%, 5/28/26	130,000	114,309
BAT Capital Corp.
3.22%, 8/15/24	235,000	226,225
2.79%, 9/6/24	50,000	47,612
3.22%, 9/6/26	62,000	55,509
Reynolds American, Inc.
4.85%, 9/15/23	107,000	106,651
4.45%, 6/12/25	137,000	132,531
Unilever Capital Corp.
2.00%, 7/28/26	100,000	90,744

Total United Kingdom		773,581

United States - 93.9%
3M Co.
2.65%, 4/15/25	9,000	8,504
3.00%, 8/7/25(b)	13,000	12,369
Abbott Laboratories
3.40%, 11/30/23	51,000	50,449
3.88%, 9/15/25	15,000	14,704
AbbVie, Inc.
2.60%, 11/21/24	223,000	212,463
3.60%, 5/14/25	174,000	167,315
2.95%, 11/21/26	179,000	163,894
Affiliated Managers Group, Inc.
3.50%, 8/1/25	39,000	37,479
Aircastle Ltd.
4.13%, 5/1/24	63,000	60,682
Alexandria Real Estate Equities, Inc.
3.45%, 4/30/25	9,000	8,642
3.80%, 4/15/26	49,000	46,887
Allegion U.S. Holding Co., Inc.
3.20%, 10/1/24	50,000	47,819
Ally Financial, Inc.
3.88%, 5/21/24	156,000	152,081
4.63%, 3/30/25	33,000	32,369
5.80%, 5/1/25	71,000	71,236
Altria Group, Inc.
4.40%, 2/14/26(b)	76,000	73,372
Amazon.com, Inc.
3.80%, 12/5/24	9,000	8,882
Amcor Finance USA, Inc.
3.63%, 4/28/26	160,000	149,454
American Express Co.
3.40%, 2/22/24	79,000	77,532
3.00%, 10/30/24	43,000	41,461
3.63%, 12/5/24	60,000	58,387
1.65%, 11/4/26	140,000	122,212
American Honda Finance Corp.
2.15%, 9/10/24	179,000	170,406
1.20%, 7/8/25	75,000	67,964
American International Group, Inc.
2.50%, 6/30/25	54,000	50,361
3.75%, 7/10/25	118,000	118,000
American Water Capital Corp.
3.40%, 3/1/25	40,000	38,662
Ameriprise Financial, Inc.
3.70%, 10/15/24	50,000	48,853
Amgen, Inc.
3.63%, 5/22/24	153,000	150,338
2.60%, 8/19/26	6,000	5,516
2.20%, 2/21/27	64,000	57,028
Amphenol Corp.
3.20%, 4/1/24	25,000	24,492
Aon Corp. / Aon Global Holdings PLC
2.85%, 5/28/27	210,000	188,317
Apple, Inc.
2.85%, 5/11/24	136,000	132,758
3.25%, 2/23/26	25,000	23,998
2.45%, 8/4/26	50,000	46,219
Archer-Daniels-Midland Co.
2.50%, 8/11/26(b)	32,000	29,476
AutoNation, Inc.
4.50%, 10/1/25	50,000	48,421
AutoZone, Inc.
3.13%, 4/21/26	76,000	71,177
Avangrid, Inc.
3.20%, 4/15/25	66,000	62,487
Avnet, Inc.
4.63%, 4/15/26	49,000	47,197
Bank of America Corp.
4.13%, 1/22/24	19,000	18,850
0.81%, 10/24/24, (0.81% fixed rate until 10/24/23; Secured Overnight Financing Rate + 0.74% thereafter)(a)	70,000	66,552
4.00%, 1/22/25	15,000	14,533
3.46%, 3/15/25, (3.458% fixed rate until 3/15/24; 3-month U.S. dollar London Interbank Offered Rate + 0.97% thereafter)(a)(c)	253,000	245,195
3.95%, 4/21/25, Series L	93,000	89,767
3.09%, 10/1/25, (3.093% fixed rate until 10/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.09% thereafter)(a)(c)	161,000	153,056

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
3.37%, 1/23/26, (3.366% fixed rate until 1/23/25; 3-month U.S. dollar London Interbank Offered Rate + 0.81% thereafter)(a)(c)	$283,000	$268,055
4.45%, 3/3/26	94,000	90,820
3.50%, 4/19/26	196,000	184,187
1.32%, 6/19/26, (1.319% fixed rate until 6/19/25; Secured Overnight Financing Rate + 1.15% thereafter)(a)	316,000	280,538
4.25%, 10/22/26	74,000	70,444
1.20%, 10/24/26, (1.197% fixed rate until 10/24/25; Secured Overnight Financing Rate + 1.01% thereafter)(a)	166,000	144,973
1.66%, 3/11/27, (1.658% fixed rate until 3/11/26; Secured Overnight Financing Rate + 0.91% thereafter)(a)	300,000	260,466
Bank of New York Mellon Corp.
3.95%, 11/18/25	13,000	12,667
2.45%, 8/17/26	100,000	91,679
BankUnited, Inc.
4.88%, 11/17/25(b)	38,000	37,079
Baxter International, Inc.
1.32%, 11/29/24	121,000	111,783
1.92%, 2/1/27	61,000	52,998
Becton Dickinson and Co.
3.36%, 6/6/24	33,000	32,125
3.73%, 12/15/24	73,000	70,953
Berkshire Hathaway Energy Co.
4.05%, 4/15/25	39,000	38,380
Biogen, Inc.
4.05%, 9/15/25	130,000	126,240
Boardwalk Pipelines LP
5.95%, 6/1/26	40,000	40,491
BorgWarner, Inc.
2.65%, 7/1/27	150,000	130,875
Boston Scientific Corp.
3.45%, 3/1/24	38,000	37,206
Broadcom Corp. / Broadcom Cayman Finance Ltd.
3.88%, 1/15/27	174,000	160,515
Broadcom, Inc.
3.15%, 11/15/25	34,000	31,958
3.46%, 9/15/26	54,000	50,172
4.11%, 9/15/28	68,000	61,578
Broadridge Financial Solutions, Inc.
3.40%, 6/27/26	46,000	43,049
Burlington Northern Santa Fe LLC
3.40%, 9/1/24	9,000	8,804
7.00%, 12/15/25(b)	50,000	53,181
Cadence Design Systems, Inc.
4.38%, 10/15/24	29,000	28,664
Capital One Financial Corp.
3.90%, 1/29/24	200,000	197,174
3.30%, 10/30/24	102,000	98,318
4.25%, 4/30/25	90,000	87,649
4.20%, 10/29/25	308,000	295,831
3.75%, 7/28/26	125,000	115,708
Carrier Global Corp.
2.24%, 2/15/25	22,000	20,561
2.49%, 2/15/27	152,000	135,052
Caterpillar Financial Services Corp.
2.15%, 11/8/24	9,000	8,561
0.80%, 11/13/25	156,000	138,363
Celanese U.S. Holdings LLC
3.50%, 5/8/24	20,000	19,241
1.40%, 8/5/26	64,000	51,887
6.17%, 7/15/27	85,000	80,336
Charles Schwab Corp.
4.20%, 3/24/25	56,000	55,387
3.63%, 4/1/25	60,000	58,247
Chevron Corp.
2.90%, 3/3/24	132,000	129,137
Chubb INA Holdings, Inc.
3.35%, 5/15/24	30,000	29,310
Cigna Corp.
3.25%, 4/15/25	114,000	109,162
4.13%, 11/15/25	81,000	78,747
4.50%, 2/25/26	134,000	130,859
1.25%, 3/15/26	91,000	79,802
Cintas Corp. No. 2
3.70%, 4/1/27	80,000	75,903
Citigroup, Inc.
4.04%, 6/1/24, (4.044% fixed rate until 6/1/23; 3-month U.S. dollar London Interbank Offered Rate + 1.023% thereafter)(a)(c)	100,000	99,243
4.00%, 8/5/24	56,000	54,834
3.35%, 4/24/25, (3.352% fixed rate until 4/24/24; 3-month U.S. dollar London Interbank Offered Rate + 0.897% thereafter)(a)(c)	91,000	87,844
3.30%, 4/27/25	150,000	143,119
4.40%, 6/10/25	193,000	187,816
5.50%, 9/13/25	229,000	228,716
4.60%, 3/9/26	87,000	84,313
3.11%, 4/8/26, (3.106% fixed rate until 4/8/25; Secured Overnight Financing Rate + 2.842% thereafter)(a)	99,000	92,922
3.20%, 10/21/26	305,000	279,551
4.30%, 11/20/26	48,000	45,456
1.12%, 1/28/27, (1.122% fixed rate until 1/28/26; Secured Overnight Financing Rate + 0.765% thereafter)(a)	29,000	24,828
Citizens Financial Group, Inc.
2.85%, 7/27/26	111,000	101,825
CNA Financial Corp.
4.50%, 3/1/26(b)	52,000	50,867
Comcast Corp.
3.15%, 3/1/26	273,000	257,494
Conagra Brands, Inc.
4.60%, 11/1/25	123,000	120,305
Constellation Brands, Inc.
4.40%, 11/15/25	140,000	137,306
4.35%, 5/9/27	75,000	72,088
CSX Corp.
3.35%, 11/1/25	40,000	38,160

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
2.60%, 11/1/26	$70,000	$63,721
CVS Health Corp.
2.63%, 8/15/24	196,000	188,231
3.88%, 7/20/25	190,000	184,336
2.88%, 6/1/26(b)	80,000	74,313
D.R. Horton, Inc.
2.50%, 10/15/24	78,000	73,953
2.60%, 10/15/25	25,000	22,980
Dell International LLC / EMC Corp.
6.02%, 6/15/26	348,000	349,493
4.90%, 10/1/26	93,000	89,795
Devon Energy Corp.
5.85%, 12/15/25	160,000	162,246
Discover Bank
3.45%, 7/27/26	260,000	237,019
Discover Financial Services
3.95%, 11/6/24	25,000	24,380
4.50%, 1/30/26	116,000	110,186
Discovery Communications LLC
3.80%, 3/13/24	45,000	43,995
3.95%, 6/15/25	100,000	95,876
4.90%, 3/11/26	244,000	236,268
Dominion Energy, Inc.
1.45%, 4/15/26, Series A	247,000	217,320
DTE Energy Co.
2.53%, 10/1/24, Series C(a)	26,000	24,740
Duke Energy Corp.
3.95%, 10/15/23	63,000	62,541
2.65%, 9/1/26	60,000	54,457
Eastman Chemical Co.
3.80%, 3/15/25	54,000	51,988
eBay, Inc.
1.40%, 5/10/26	151,000	132,435
Elevance Health, Inc.
3.50%, 8/15/24	121,000	118,277
3.35%, 12/1/24	9,000	8,668
Entergy Arkansas LLC
3.50%, 4/1/26	50,000	47,574
Entergy Louisiana LLC
2.40%, 10/1/26	50,000	44,798
Enterprise Products Operating LLC
3.75%, 2/15/25	42,000	40,728
EOG Resources, Inc.
4.15%, 1/15/26	52,000	50,738
Evergy Kansas Central, Inc.
2.55%, 7/1/26	62,000	56,719
Evergy, Inc.
2.45%, 9/15/24	36,000	34,102
Eversource Energy
3.80%, 12/1/23, Series N(b)	43,000	42,504
Exelon Corp.
3.40%, 4/15/26	47,000	44,309
Exxon Mobil Corp.
2.71%, 3/6/25	63,000	60,256
2.28%, 8/16/26(b)	55,000	50,243
Fidelity National Information Services, Inc.
4.70%, 7/15/27	120,000	115,648
Fifth Third Bancorp
2.38%, 1/28/25	50,000	46,777
Fifth Third Bank NA
3.85%, 3/15/26	200,000	189,054
Fiserv, Inc.
3.80%, 10/1/23	135,000	133,661
2.75%, 7/1/24	131,000	125,805
Florida Power & Light Co.
2.85%, 4/1/25	97,000	92,813
FMC Corp.
3.20%, 10/1/26	138,000	127,506
Fortinet, Inc.
1.00%, 3/15/26	42,000	36,195
Fortive Corp.
3.15%, 6/15/26	55,000	50,816
Fortune Brands Home & Security, Inc.
4.00%, 9/21/23	51,000	50,295
Fox Corp.
3.05%, 4/7/25(b)	47,000	44,660
General Dynamics Corp.
2.38%, 11/15/24	9,000	8,596
3.25%, 4/1/25	32,000	30,918
General Mills, Inc.
4.00%, 4/17/25	75,000	73,286
Georgia Power Co.
2.20%, 9/15/24, Series A	82,000	77,669
Gilead Sciences, Inc.
3.50%, 2/1/25	283,000	273,559
Global Payments, Inc.
2.65%, 2/15/25	11,000	10,274
1.20%, 3/1/26	280,000	241,069
4.80%, 4/1/26	43,000	41,707
Goldman Sachs BDC, Inc.
2.88%, 1/15/26(b)	81,000	73,644
Goldman Sachs Group, Inc.
5.95%, 1/15/27	460,000	466,647
1.43%, 3/9/27, (1.431% fixed rate until 3/9/26; Secured Overnight Financing Rate + 0.798% thereafter)(a)	60,000	51,676
4.39%, 6/15/27, (4.387% fixed rate until 6/15/26; Secured Overnight Financing Rate + 1.51% thereafter)(a)	310,000	295,523
GSK Consumer Healthcare Capital U.S. LLC
3.38%, 3/24/27(d)	150,000	136,596
HCA, Inc.
5.00%, 3/15/24	264,000	262,643
5.25%, 4/15/25	28,000	27,476
5.88%, 2/15/26	167,000	164,874
5.25%, 6/15/26	94,000	91,041
4.50%, 2/15/27	75,000	70,236
Hewlett Packard Enterprise Co.
1.75%, 4/1/26(b)	270,000	240,567
Honeywell International, Inc.
1.35%, 6/1/25	56,000	51,558
HP, Inc.
2.20%, 6/17/25	54,000	50,034
1.45%, 6/17/26	50,000	43,176
Humana, Inc.
1.35%, 2/3/27	271,000	228,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
Huntington Bancshares, Inc.
4.00%, 5/15/25	$102,000	$98,937
Intel Corp.
2.60%, 5/19/26	250,000	232,495
International Business Machines Corp.
3.00%, 5/15/24	100,000	97,339
3.45%, 2/19/26(b)	200,000	190,930
3.30%, 5/15/26	200,000	188,634
Interpublic Group of Cos., Inc.
4.20%, 4/15/24	10,000	9,806
Interstate Power and Light Co.
3.25%, 12/1/24	9,000	8,702
J.M. Smucker Co.
3.50%, 3/15/25	57,000	54,943
Jabil, Inc.
4.25%, 5/15/27	40,000	37,324
JB Hunt Transport Services, Inc.
3.88%, 3/1/26	43,000	41,372
Jefferies Group LLC
6.45%, 6/8/27	100,000	101,869
JPMorgan Chase & Co.
3.88%, 2/1/24	71,000	70,321
3.88%, 9/10/24	109,000	106,751
0.65%, 9/16/24, (0.653% fixed rate until 9/16/23; 3-month Secured Overnight Financing Rate + 0.60% thereafter)(a)	50,000	47,717
4.02%, 12/5/24, (4.023% fixed rate until 12/5/23; 3-month U.S. dollar London Interbank Offered Rate + 1.00% thereafter)(a)(c)	84,000	82,707
3.13%, 1/23/25	38,000	36,444
3.22%, 3/1/25, (3.22% fixed rate until 3/1/24; 3-month U.S. dollar London Interbank Offered Rate + 1.155% thereafter)(a)(c)	359,000	347,487
0.82%, 6/1/25, (0.824% fixed rate until 6/1/24; Secured Overnight Financing Rate + 0.54% thereafter)(a)	200,000	185,224
3.90%, 7/15/25	58,000	56,208
2.01%, 3/13/26, (2.005% fixed rate until 3/13/25; 3-month Secured Overnight Financing Rate + 1.585% thereafter)(a)	154,000	141,032
3.30%, 4/1/26	112,000	105,086
2.08%, 4/22/26, (2.083% fixed rate until 4/22/25; Secured Overnight Financing Rate + 1.85% thereafter)(a)	331,000	301,687
3.20%, 6/15/26	46,000	42,748
2.95%, 10/1/26	54,000	49,555
1.05%, 11/19/26, (1.045% fixed rate until 11/19/25; Secured Overnight Financing Rate + 0.80% thereafter)(a)	209,000	181,088
4.13%, 12/15/26	59,000	55,754
3.96%, 1/29/27, (3.96% fixed rate until 1/29/26; 3-month U.S. dollar London Interbank Offered Rate + 1.245% thereafter)(a)(c)	75,000	70,899
1.04%, 2/4/27, (1.04% fixed rate until 2/4/26; 3-month Secured Overnight Financing Rate + 0.695% thereafter)(a)	68,000	58,141
Juniper Networks, Inc.
1.20%, 12/10/25(b)	48,000	42,131
Kellogg Co.
2.65%, 12/1/23(b)	37,000	36,250
KeyCorp
4.15%, 10/29/25(b)	120,000	116,233
Keysight Technologies, Inc.
4.55%, 10/30/24	58,000	57,196
Kimco Realty Corp.
3.30%, 2/1/25	95,000	91,307
KLA Corp.
4.65%, 11/1/24	14,000	13,966
Kraft Heinz Foods Co.
3.00%, 6/1/26	20,000	18,465
3.88%, 5/15/27	140,000	130,915
Laboratory Corp. of America Holdings
3.60%, 2/1/25	18,000	17,374
Lam Research Corp.
3.75%, 3/15/26	48,000	46,127
Lazard Group LLC
3.75%, 2/13/25	35,000	33,788
Lennar Corp.
4.75%, 5/30/25	119,000	116,753
Lennox International, Inc.
3.00%, 11/15/23	35,000	34,198
Lowe’s Cos., Inc.
2.50%, 4/15/26	196,000	180,924
Manufacturers & Traders Trust Co.
3.40%, 8/17/27	400,000	360,236
Marathon Oil Corp.
4.40%, 7/15/27	960,000	898,579
Marriott International, Inc.
3.60%, 4/15/24	110,000	107,491
5.75%, 5/1/25, Series EE	37,000	37,415
3.75%, 10/1/25	16,000	15,224
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	67,000	66,103
3.50%, 3/10/25	21,000	20,266
Marvell Technology, Inc.
1.65%, 4/15/26	60,000	52,486
McCormick & Co., Inc.
0.90%, 2/15/26	165,000	143,151
McDonald’s Corp.
3.70%, 1/30/26	170,000	164,228
Meta Platforms, Inc.
3.50%, 8/15/27(d)	436,000	407,638
MetLife, Inc.
3.60%, 11/13/25	41,000	39,492
Micron Technology, Inc.
4.19%, 2/15/27	56,000	52,489
Mid-America Apartments LP
3.75%, 6/15/24	50,000	49,004

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
MidAmerican Energy Co.
3.50%, 10/15/24	$36,000	$35,139
Mondelez International, Inc.
1.50%, 5/4/25	69,000	63,129
Morgan Stanley
3.70%, 10/23/24	417,000	406,896
0.79%, 5/30/25, (0.79% fixed rate until 5/30/24; Secured Overnight Financing Rate + 0.525% thereafter)(a)	50,000	46,043
2.72%, 7/22/25, (2.72% fixed rate until 7/22/24; Secured Overnight Financing Rate + 1.152% thereafter)(a)	93,000	88,285
4.00%, 7/23/25	100,000	97,087
0.86%, 10/21/25, (0.864% fixed rate until 10/21/24; Secured Overnight Financing Rate + 0.745% thereafter)(a)	71,000	64,420
5.00%, 11/24/25	269,000	265,890
3.88%, 1/27/26	205,000	195,646
2.19%, 4/28/26, (2.188% fixed rate until 4/28/25; Secured Overnight Financing Rate + 1.99% thereafter)(a)	323,000	296,672
4.35%, 9/8/26	110,000	105,120
0.99%, 12/10/26, (0.985% fixed rate until 12/10/25; Secured Overnight Financing Rate + 0.72% thereafter)(a)	92,000	79,403
3.63%, 1/20/27	114,000	106,330
National Fuel Gas Co.
5.20%, 7/15/25	8,000	7,901
NetApp, Inc.
3.30%, 9/29/24	34,000	32,988
1.88%, 6/22/25	54,000	49,333
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/27	62,000	53,802
4.63%, 7/15/27	105,000	101,612
Norfolk Southern Corp.
3.85%, 1/15/24	12,000	11,878
2.90%, 6/15/26(b)	43,000	40,017
Northern Trust Corp.
3.95%, 10/30/25	52,000	50,825
Nucor Corp.
2.00%, 6/1/25	10,000	9,231
Old Republic International Corp.
4.88%, 10/1/24	67,000	67,011
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	10,000	9,931
5.25%, 1/15/26	118,000	114,751
Omnicom Group, Inc. / Omnicom Capital, Inc.
3.65%, 11/1/24	36,000	35,020
3.60%, 4/15/26	95,000	90,145
Oracle Corp.
2.95%, 11/15/24	48,000	45,816
2.50%, 4/1/25	215,000	200,642
2.95%, 5/15/25	88,000	82,793
1.65%, 3/25/26	611,000	536,201
2.65%, 7/15/26	92,000	82,817
Otis Worldwide Corp.
2.06%, 4/5/25	123,000	113,993
Owens Corning
4.20%, 12/1/24	70,000	68,835
Owl Rock Capital Corp.
3.40%, 7/15/26	44,000	37,881
Packaging Corp. of America
3.65%, 9/15/24	9,000	8,755
Paramount Global
2.90%, 1/15/27	120,000	106,962
Parker-Hannifin Corp.
2.70%, 6/14/24	96,000	92,412
PECO Energy Co.
3.15%, 10/15/25	9,000	8,602
PepsiCo, Inc.
3.50%, 7/17/25	18,000	17,538
2.85%, 2/24/26	18,000	16,983
PerkinElmer, Inc.
0.85%, 9/15/24	70,000	64,957
Pfizer, Inc.
3.40%, 5/15/24	75,000	73,727
Philip Morris International, Inc.
1.50%, 5/1/25	79,000	72,471
0.88%, 5/1/26	110,000	94,621
Phillips 66
3.61%, 2/15/25(d)	57,000	54,798
Pinnacle West Capital Corp.
1.30%, 6/15/25	46,000	41,186
PNC Bank NA
2.50%, 8/27/24	62,000	59,482
PNC Financial Services Group, Inc.
3.50%, 1/23/24	30,000	29,532
2.60%, 7/23/26	30,000	27,463
PPL Capital Funding, Inc.
3.10%, 5/15/26	49,000	45,100
Procter & Gamble Co.
0.55%, 10/29/25	10,000	8,903
Public Service Electric and Gas Co.
3.00%, 5/15/25	33,000	31,537
0.95%, 3/15/26	10,000	8,796
Public Service Enterprise Group, Inc.
2.88%, 6/15/24	82,000	78,943
0.80%, 8/15/25	18,000	15,842
PulteGroup, Inc.
5.50%, 3/1/26	73,000	72,415
QUALCOMM, Inc.
3.45%, 5/20/25	93,000	90,287
Ralph Lauren Corp.
3.75%, 9/15/25	36,000	35,123
Raytheon Technologies Corp.
3.95%, 8/16/25	124,000	120,958
Regions Financial Corp.
2.25%, 5/18/25	37,000	34,339
Republic Services, Inc.
0.88%, 11/15/25	65,000	57,426
2.90%, 7/1/26	62,000	57,061
Roper Technologies, Inc.
2.35%, 9/15/24	46,000	43,769
1.00%, 9/15/25	16,000	14,203
Royalty Pharma PLC
1.20%, 9/2/25	26,000	23,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
S&P Global, Inc.
2.95%, 1/22/27	$50,000	$46,261
Sherwin-Williams Co.
3.13%, 6/1/24	9,000	8,749
SITE Centers Corp.
4.25%, 2/1/26	90,000	85,249
Southern California Gas Co.
3.15%, 9/15/24	100,000	97,032
Southern Co.
3.25%, 7/1/26	177,000	164,198
Southern Co. Gas Capital Corp.
3.25%, 6/15/26	100,000	92,901
Southwest Airlines Co.
5.25%, 5/4/25	70,000	69,977
Southwestern Electric Power Co.
1.65%, 3/15/26, Series N	121,000	107,046
Stanley Black & Decker, Inc.
3.40%, 3/1/26	37,000	35,103
Starbucks Corp.
3.85%, 10/1/23	17,000	16,898
2.45%, 6/15/26	50,000	46,062
State Street Corp.
3.55%, 8/18/25	79,000	76,399
Stifel Financial Corp.
4.25%, 7/18/24	7,000	6,880
Stryker Corp.
0.60%, 12/1/23	129,000	122,973
3.38%, 5/15/24	24,000	23,471
SVB Financial Group
1.80%, 10/28/26	100,000	86,000
Synchrony Financial
4.38%, 3/19/24	12,000	11,795
4.25%, 8/15/24	162,000	158,096
3.70%, 8/4/26	68,000	62,168
Take-Two Interactive Software, Inc.
3.70%, 4/14/27	150,000	139,492
Target Corp.
2.25%, 4/15/25	54,000	50,931
TCI Communications, Inc.
7.88%, 2/15/26	100,000	108,546
TD SYNNEX Corp.
1.75%, 8/9/26	125,000	106,508
Teledyne Technologies, Inc.
1.60%, 4/1/26	70,000	61,006
Textron, Inc.
4.30%, 3/1/24	77,000	76,409
4.00%, 3/15/26	14,000	13,415
Toyota Motor Credit Corp.
2.00%, 10/7/24	27,000	25,634
3.00%, 4/1/25	166,000	159,119
0.80%, 10/16/25	168,000	149,071
Truist Bank
3.20%, 4/1/24	46,000	44,930
Truist Financial Corp.
4.00%, 5/1/25	54,000	52,621
3.70%, 6/5/25(b)	101,000	97,448
1.20%, 8/5/25	52,000	46,831
Tyson Foods, Inc.
3.95%, 8/15/24	91,000	89,357
4.00%, 3/1/26	45,000	43,209
U.S. Bancorp
3.95%, 11/17/25	66,000	64,364
Union Pacific Corp.
3.15%, 3/1/24	54,000	52,943
3.25%, 8/15/25	23,000	22,117
UnitedHealth Group, Inc.
2.38%, 8/15/24	104,000	99,887
Verizon Communications, Inc.
3.50%, 11/1/24	140,000	136,485
3.38%, 2/15/25	46,000	44,509
1.45%, 3/20/26	106,000	93,593
2.63%, 8/15/26	101,000	91,935
VF Corp.
2.40%, 4/23/25	34,000	31,810
Virginia Electric and Power Co.
3.45%, 2/15/24	92,000	90,294
VMware, Inc.
1.40%, 8/15/26	342,000	293,313
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	75,000	73,185
3.45%, 6/1/26	76,000	71,538
Warnermedia Holdings, Inc.
3.64%, 3/15/25(d)	201,000	190,421
WEC Energy Group, Inc.
0.80%, 3/15/24	10,000	9,419
3.55%, 6/15/25	26,000	24,811
Wells Fargo & Co.
4.48%, 1/16/24	200,000	198,940
3.75%, 1/24/24	233,000	229,589
3.30%, 9/9/24	146,000	141,151
3.00%, 2/19/25	86,000	81,778
3.55%, 9/29/25	138,000	131,433
2.41%, 10/30/25, (2.406% fixed rate until 10/30/24; Secured Overnight Financing Rate + 1.087% thereafter)(a)	145,000	135,585
2.16%, 2/11/26, (2.164% fixed rate until 2/11/25; 3-month U.S. dollar London Interbank Offered Rate + 0.75% thereafter)(a)(c)	100,000	92,164
2.19%, 4/30/26, (2.188% fixed rate until 4/30/25; Secured Overnight Financing Rate + 2.00% thereafter)(a)	374,000	342,143
4.10%, 6/3/26	50,000	47,639
3.00%, 10/23/26	135,000	122,399
Western Union Co.
2.85%, 1/10/25	57,000	53,982
1.35%, 3/15/26	13,000	11,254
Whirlpool Corp.
3.70%, 5/1/25(b)	41,000	39,832
Willis North America, Inc.
4.65%, 6/15/27	110,000	104,647
WRKCo, Inc.
3.00%, 9/15/24	30,000	28,728
3.75%, 3/15/25	89,000	85,810
WW Grainger, Inc.
1.85%, 2/15/25	32,000	29,983
Xcel Energy, Inc.
3.30%, 6/1/25	14,000	13,378

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

Investments	Principal Amount	Value
Xilinx, Inc.
2.95%, 6/1/24	$30,000	$29,223

Total United States		34,776,669

TOTAL CORPORATE BONDS (Cost: $38,913,147)		36,482,482

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.7%

United States - 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(e) (Cost: $632,323)	632,323	632,323

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $39,545,470)		37,114,805
Other Assets less Liabilities - (0.2)%		(79,428)

NET ASSETS - 100.0%		$37,035,377

(a)	Rate shown reflects the accrual rate as of September 30, 2022 on securities with variable or step rates.
(b)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $680,199 and the total market value of the collateral held by the Fund was $701,892. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $69,569.

(c)

The London Interbank Offered Rate (“LIBOR”) is being phased out completely by June 30, 2023. There remains uncertainty regarding the nature of any replacement rate and the impact of a transition away from LIBOR on the Fund’s investments.

(d)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(e)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Short-Term Corporate Bond Fund (SFIG)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Corporate Bonds	$—	$36,482,482	$—	$36,482,482
Investment of Cash Collateral for Securities Loaned	—	632,323	—	632,323

Total Investments in Securities	$—	$37,114,805	$—	$37,114,805

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 87.6%

Brazil - 4.1%
Ambev SA	34,771	$99,899
B3 SA - Brasil Bolsa Balcao	52,733	127,230
Banco Santander Brasil SA	3,551	19,919
CCR SA	10,264	23,777
Centrais Eletricas Brasileiras SA	3,387	26,908
Cosan SA	4,098	13,168
Equatorial Energia SA	6,702	33,331
Getnet Adquirencia e Servicos para Meios de Pagamento SA	859	743
Hapvida Participacoes e Investimentos SA(a)	37,722	52,794
JBS SA	10,168	47,223
Klabin SA	6,774	22,731
Localiza Rent a Car SA	4,443	50,181
Lojas Renner SA	9,035	46,521
Magazine Luiza SA*	33,932	28,105
Natura & Co. Holding SA	5,144	14,009
Raia Drogasil SA	1,064	4,471
Rumo SA	10,264	35,068
Suzano SA	4,770	39,244
Telefonica Brasil SA	5,661	42,377
Vale SA	27,536	366,750
Via SA*	3,187	1,880
Vibra Energia SA	6,774	21,604
WEG SA	12,508	74,324

Total Brazil		1,192,257

Chile - 0.6%
Banco de Chile	384,362	34,174
Banco de Credito e Inversiones SA	631	16,204
Banco Santander Chile	623,695	22,019
Cencosud SA	22,088	28,246
Empresas CMPC SA	2,849	4,381
Empresas COPEC SA	3,028	19,602
Enel Americas SA	293,398	31,241
Falabella SA	4,350	8,764

Total Chile		164,631

China - 28.0%
Agricultural Bank of China Ltd., Class H	204,000	61,071
Airtac International Group	1,000	23,056
Alibaba Group Holding Ltd.*	92,000	913,566
Anhui Conch Cement Co. Ltd., Class H	9,000	28,548
ANTA Sports Products Ltd.	8,200	86,911
Baidu, Inc., ADR*	1,715	201,495
Bank of China Ltd., Class H	476,000	155,839
Bank of Communications Co. Ltd., Class H	71,000	37,445
BeiGene Ltd., ADR*	289	38,963
Bilibili, Inc., ADR*	222	3,401
BYD Co. Ltd., Class H	5,500	136,206
China Conch Venture Holdings Ltd.	15,500	24,721
China Construction Bank Corp., Class H	600,000	347,011
China Everbright Bank Co. Ltd., Class H	45,000	12,382
China International Capital Corp. Ltd., Class H(a)	18,000	26,186
China Life Insurance Co. Ltd., Class H	45,000	57,669
China Longyuan Power Group Corp. Ltd., Class H	18,000	22,586
China Mengniu Dairy Co. Ltd.*	17,000	67,459
China Merchants Bank Co. Ltd., Class H	31,500	146,467
China Minsheng Banking Corp. Ltd., Class H	22,500	6,449
China Overseas Land & Investment Ltd.	26,500	69,036
China Pacific Insurance Group Co. Ltd., Class H	20,600	37,946
China Petroleum & Chemical Corp., Class H	144,000	61,820
China Resources Beer Holdings Co. Ltd.	8,000	55,695
China Resources Gas Group Ltd.	4,800	15,256
China Resources Land Ltd.	16,000	62,982
China Shenhua Energy Co. Ltd., Class H	30,000	89,619
China Taiping Insurance Holdings Co. Ltd.	13,800	11,620
China Tower Corp. Ltd., Class H(a)	276,000	29,534
China Yangtze Power Co. Ltd., Class A	17,400	55,501
CITIC Ltd.	36,000	33,937
CITIC Securities Co. Ltd., Class H	27,500	46,733
CMOC Group Ltd., Class H	12,000	4,693
Contemporary Amperex Technology Co. Ltd., Class A	400	22,493
COSCO Shipping Holdings Co. Ltd., Class H*	33,800	39,656
Country Garden Holdings Co. Ltd.	92,000	21,330
Country Garden Services Holdings Co. Ltd.	8,000	11,781
CSPC Pharmaceutical Group Ltd.	84,000	83,252
Daqo New Energy Corp., ADR*	510	27,071
ENN Energy Holdings Ltd.	6,300	84,269
Foshan Haitian Flavouring & Food Co. Ltd., Class A	2,440	28,346
Fosun International Ltd.	10,000	6,204
Fuyao Glass Industry Group Co. Ltd., Class H(a)	6,800	27,460
GDS Holdings Ltd., ADR*	1,412	24,936
Geely Automobile Holdings Ltd.	43,000	59,270
GF Securities Co. Ltd., Class H	27,600	30,062
Great Wall Motor Co. Ltd., Class H	20,500	23,556
H World Group Ltd., ADR	1,503	50,411
Haier Smart Home Co. Ltd., Class H	16,200	49,632
Haitong Securities Co. Ltd., Class H	27,600	14,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

Investments	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	1,100	$8,919
Huatai Securities Co. Ltd., Class H(a)	22,800	25,095
Industrial & Commercial Bank of China Ltd., Class H	403,000	188,925
Innovent Biologics, Inc.*(a)	6,000	18,688
iQIYI, Inc., ADR*	1,707	4,626
JD Health International, Inc.*(a)	3,450	19,821
JD.com, Inc., ADR	5,413	272,274
JD.com, Inc., Class A	1,588	40,176
JOYY, Inc., ADR	620	16,120
Kingdee International Software Group Co. Ltd.*	7,000	9,167
Kweichow Moutai Co. Ltd., Class A	400	105,062
Lenovo Group Ltd.	56,000	38,951
Li Auto, Inc., ADR*	1,623	37,345
Li Ning Co. Ltd.	14,000	107,186
Longfor Group Holdings Ltd.(a)	12,000	34,472
LONGi Green Energy Technology Co. Ltd., Class A	3,172	21,317
Luzhou Laojiao Co. Ltd., Class A	1,100	35,590
Meituan, Class B*(a)	21,800	459,889
NetEase, Inc., ADR	2,750	207,900
New China Life Insurance Co. Ltd., Class H	11,400	21,755
NIO, Inc., ADR*	8,659	136,552
People’s Insurance Co. Group of China Ltd., Class H	69,000	20,041
PetroChina Co. Ltd., Class H	140,000	57,427
PICC Property & Casualty Co. Ltd., Class H	64,000	66,365
Pinduoduo, Inc., ADR*	2,679	167,652
Ping An Bank Co. Ltd., Class A	17,600	29,230
Ping An Healthcare and Technology Co. Ltd.*(a)	3,200	6,033
Ping An Insurance Group Co. of China Ltd., Class H	40,000	199,748
Postal Savings Bank of China Co. Ltd., Class H(a)	97,000	57,212
SF Holding Co. Ltd., Class A	5,600	37,092
Shenzhou International Group Holdings Ltd.	5,700	44,548
Shimao Group Holdings Ltd.*†	9,500	2,723
Silergy Corp.	1,000	13,260
Smoore International Holdings Ltd.(a)	5,000	5,981
Sunac China Holdings Ltd.*†	19,000	4,841
Sunny Optical Technology Group Co. Ltd.	4,700	44,995
Tencent Holdings Ltd.	34,600	1,174,211
Tencent Music Entertainment Group, ADR*	3,932	15,964
Trip.com Group Ltd., ADR*	3,614	98,698
Want Want China Holdings Ltd.	53,000	34,636
Weibo Corp., ADR*	839	14,347
Weichai Power Co. Ltd., Class H	16,000	15,185
Wharf Holdings Ltd.	9,000	28,835
Wuliangye Yibin Co. Ltd., Class A	2,600	61,718
WuXi AppTec Co. Ltd., Class H(a)	2,940	23,764
Wuxi Biologics Cayman, Inc.*(a)	22,500	135,862
Xiaomi Corp., Class B*(a)	96,200	109,804
Xinyi Solar Holdings Ltd.	38,026	40,255
XPeng, Inc., Class A, ADR*	947	11,317
Yum China Holdings, Inc.	2,321	109,853
Zai Lab Ltd., ADR*	657	22,469
Zijin Mining Group Co. Ltd., Class H	40,000	38,981
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	40,000	13,911
ZTE Corp., Class H	14,000	25,111
ZTO Express Cayman, Inc., ADR	2,046	49,165

Total China		8,167,222

Czech Republic - 0.1%
CEZ AS	1,267	43,442

Hungary - 0.2%
MOL Hungarian Oil & Gas PLC	407	2,267
OTP Bank Nyrt	1,255	22,981
Richter Gedeon Nyrt	1,482	25,394

Total Hungary		50,642

India - 15.7%
Adani Green Energy Ltd.*	2,064	57,360
Adani Ports & Special Economic Zone Ltd.	3,604	36,356
Ambuja Cements Ltd.	8,434	53,454
Apollo Hospitals Enterprise Ltd.	760	40,951
Asian Paints Ltd.	2,068	84,967
Aurobindo Pharma Ltd.	2,369	14,869
Avenue Supermarts Ltd.*(a)	1,472	79,372
Axis Bank Ltd.	14,539	131,037
Bajaj Finance Ltd.	1,809	163,124
Bajaj Finserv Ltd.	2,580	53,228
Bandhan Bank Ltd.*(a)	8,734	28,623
Bharti Airtel Ltd.	15,589	153,281
Britannia Industries Ltd.	449	21,211
Cipla Ltd.	2,035	27,890
Divi’s Laboratories Ltd.	736	33,522
Dr. Reddy’s Laboratories Ltd.	773	41,198
GAIL India Ltd.	5,436	5,816
Godrej Consumer Products Ltd.*	3,387	37,906
Grasim Industries Ltd.	2,640	54,352
HCL Technologies Ltd.	7,125	81,658
HDFC Life Insurance Co. Ltd.(a)	1,586	10,341
Hindalco Industries Ltd.	13,555	65,075
Hindustan Unilever Ltd.	5,280	175,010
Housing Development Finance Corp. Ltd.	10,555	296,826
ICICI Bank Ltd.	32,714	346,638
ICICI Lombard General Insurance Co. Ltd.(a)	171	2,420
Infosys Ltd.	21,817	379,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

Investments	Shares	Value
ITC Ltd.	18,253	$74,537
JSW Steel Ltd.	7,805	60,602
Kotak Mahindra Bank Ltd.	2,858	63,911
Larsen & Toubro Ltd.	5,215	118,446
Lupin Ltd.	1,999	16,706
Mahindra & Mahindra Ltd.	5,240	81,687
Marico Ltd.	3,387	22,393
Maruti Suzuki India Ltd.	892	96,799
NTPC Ltd.	24,833	48,734
Oil & Natural Gas Corp. Ltd.	15,626	24,356
Pidilite Industries Ltd.	953	31,516
Power Grid Corp. of India Ltd.	20,567	53,648
Reliance Industries Ltd.	18,102	529,089
Samvardhana Motherson International Ltd.	7,827	10,487
SBI Life Insurance Co. Ltd.(a)	2,986	45,898
Shriram Transport Finance Co. Ltd.	1,719	25,305
State Bank of India	10,562	68,889
Sun Pharmaceutical Industries Ltd.	5,190	60,521
Tata Consultancy Services Ltd.	5,899	217,868
Tata Consumer Products Ltd.	5,084	50,174
Tata Motors Ltd.*	12,362	61,482
Tata Steel Ltd.	40,030	48,862
Tech Mahindra Ltd.	5,084	63,032
Titan Co. Ltd.	1,697	54,381
UltraTech Cement Ltd.	848	65,203
UPL Ltd.	2,011	16,613
Vedanta Ltd.	15,206	50,477
Wipro Ltd.	6,774	32,829

Total India		4,569,993

Indonesia - 2.2%
Astra International Tbk PT	173,600	75,528
Bank Central Asia Tbk PT	333,500	187,255
Bank Mandiri Persero Tbk PT	161,800	100,145
Bank Rakyat Indonesia Persero Tbk PT	376,500	111,015
Charoen Pokphand Indonesia Tbk PT	95,300	35,360
Telkom Indonesia Persero Tbk PT	344,800	100,989
Unilever Indonesia Tbk PT	86,500	27,437

Total Indonesia		637,729

Luxembourg - 0.1%
Reinet Investments SCA	1,152	17,110

Malaysia - 1.2%
CIMB Group Holdings Bhd	60,743	67,201
Dialog Group Bhd	20,000	8,583
Hartalega Holdings Bhd	20,000	7,160
Hong Leong Bank Bhd	4,500	19,894
IHH Healthcare Bhd	28,800	36,644
Malayan Banking Bhd	3,150	5,829
Petronas Chemicals Group Bhd	24,500	44,329
Petronas Gas Bhd	12,200	43,412
Press Metal Aluminium Holdings Bhd	29,200	25,441
Public Bank Bhd	78,800	71,884
Tenaga Nasional Bhd	11,400	19,791
Top Glove Corp. Bhd	19,500	2,628

Total Malaysia		352,796

Mexico - 2.8%
America Movil SAB de CV, Series L	238,917	197,597
Cemex SAB de CV, Series CPO*	93,932	32,420
Fibra Uno Administracion SA de CV	21,068	21,720
Fomento Economico Mexicano SAB de CV	14,898	93,519
Grupo Aeroportuario del Pacifico SAB de CV, Class B	2,215	28,041
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,035	40,145
Grupo Bimbo SAB de CV, Series A	15,866	55,999
Grupo Financiero Banorte SAB de CV, Class O	17,951	115,451
Grupo Mexico SAB de CV, Series B	18,632	63,121
Grupo Televisa SAB, Series CPO	18,017	19,534
Sitios Latinoamerica SAB de CV*	11,945	5,341
Wal-Mart de Mexico SAB de CV	41,212	145,172

Total Mexico		818,060

Philippines - 0.5%
ACEN Corp.	8,730	834
Ayala Corp.	2,870	30,156
Ayala Land, Inc.	83,500	32,546
Bank of the Philippine Islands	14,700	22,442
BDO Unibank, Inc.	14,590	27,749
JG Summit Holdings, Inc.	21,430	15,371
SM Investments Corp.	20	247
SM Prime Holdings, Inc.	66,600	34,195

Total Philippines		163,540

Poland - 0.5%
Allegro.eu SA*(a)	2,582	11,263
Bank Polska Kasa Opieki SA	1,733	21,298
CD Projekt SA	476	9,657
Dino Polska SA*(a)	74	4,525
KGHM Polska Miedz SA	1,389	24,653
Polski Koncern Naftowy Orlen SA	2,211	23,968
Powszechna Kasa Oszczednosci Bank Polski SA	3,213	14,208
Powszechny Zaklad Ubezpieczen SA	5,305	24,876

Total Poland		134,448

Russia - 0.0%
Gazprom PJSC†	99,020	0
Lukoil PJSC†	2,998	0
Magnit PJSC†	903	0
MMC Norilsk Nickel PJSC†	367	0

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

Investments	Shares	Value
MMC Norilsk Nickel PJSC, ADR†	8	$0
Mobile TeleSystems PJSC, ADR†	2,887	0
Novatek PJSC†	6,960	0
Novolipetsk Steel PJSC†	12,900	0
Polymetal International PLC*	2,011	4,378
Polyus PJSC*†	326	0
Rosneft Oil Co. PJSC, GDR†(b)	4,594	0
Sberbank of Russia PJSC, ADR*†	21,191	0
Severstal PAO, GDR†(b)	2,080	0
Surgutneftegas PJSC†	112,960	0
Tatneft PJSC†	12,210	0
TCS Group Holding PLC, GDR*†(b)	430	0
X5 Retail Group NV, GDR†(b)	1,673	0
Yandex NV, Class A*†	2,324	0

Total Russia		4,378

South Africa - 5.0%
Absa Group Ltd.	6,367	62,574
Anglo American Platinum Ltd.	580	41,574
AngloGold Ashanti Ltd.	3,725	51,747
Aspen Pharmacare Holdings Ltd.	4,027	30,087
Bid Corp. Ltd.	1,651	25,613
Bidvest Group Ltd.	2,849	31,156
Capitec Bank Holdings Ltd.	387	33,441
Clicks Group Ltd.	654	10,388
Discovery Ltd.*	2,997	17,498
Exxaro Resources Ltd.	1,604	18,066
FirstRand Ltd.	23,737	80,222
Gold Fields Ltd.	5,662	46,452
Growthpoint Properties Ltd.	34,967	22,938
Impala Platinum Holdings Ltd.	4,096	38,668
Mr. Price Group Ltd.	2,756	26,497
MTN Group Ltd.	12,112	80,789
MultiChoice Group	2,826	18,183
Naspers Ltd., Class N	3,112	391,896
Nedbank Group Ltd.	4,246	47,189
Northam Platinum Holdings Ltd.*	2,667	23,273
Old Mutual Ltd.	49,919	27,164
Remgro Ltd.	4,311	31,842
Sanlam Ltd.	14,431	41,424
Sasol Ltd.	4,424	70,336
Shoprite Holdings Ltd.	5,456	65,873
Sibanye Stillwater Ltd.	9,771	22,839
Standard Bank Group Ltd.	4,932	39,516
Vodacom Group Ltd.	3,156	21,438
Woolworths Holdings Ltd.	9,192	31,234

Total South Africa		1,449,917

South Korea - 10.2%
Amorepacific Corp.	314	22,386
Celltrion Healthcare Co. Ltd.	636	30,140
Celltrion, Inc.	553	67,835
CJ CheilJedang Corp.	45	12,927
Coway Co. Ltd.	287	10,813
E-Mart, Inc.	114	6,685
Hana Financial Group, Inc.	1,765	43,733
Hankook Tire & Technology Co. Ltd.	591	14,561
Hanon Systems	1,511	8,787
Hanwha Solutions Corp.*	894	29,494
HLB, Inc.*	790	23,661
Hyundai Engineering & Construction Co. Ltd.	814	21,336
Hyundai Glovis Co. Ltd.	114	12,948
Hyundai Motor Co.	981	121,022
Hyundai Steel Co.	476	9,349
Kakao Corp.	194	7,743
KB Financial Group, Inc.	1,993	60,875
Kia Corp.	1,567	78,750
Korea Electric Power Corp.*	1,535	21,565
Korea Investment Holdings Co. Ltd.	306	10,159
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	407	20,738
Korean Air Lines Co. Ltd.*	1,059	16,358
KT&G Corp.	545	32,989
Kumho Petrochemical Co. Ltd.	176	14,209
LG Chem Ltd.	297	111,269
LG Display Co. Ltd.	2,473	20,742
LG Electronics, Inc.	581	31,919
LG H&H Co. Ltd.	48	21,237
Lotte Chemical Corp.	69	6,945
NAVER Corp.	706	95,486
NCSoft Corp.	111	26,844
Orion Corp.	158	11,375
POSCO Chemical Co. Ltd.	190	19,920
POSCO Holdings, Inc.	366	53,978
S-Oil Corp.	389	22,024
Samsung Biologics Co. Ltd.*(a)	98	55,278
Samsung Electro-Mechanics Co. Ltd.	347	27,164
Samsung Electronics Co. Ltd.	32,495	1,206,042
Samsung Fire & Marine Insurance Co. Ltd.	176	22,635
Samsung Heavy Industries Co. Ltd.*	3,656	13,569
Samsung Life Insurance Co. Ltd.	306	13,346
Samsung SDI Co. Ltd.	345	131,663
Samsung SDS Co. Ltd.	192	15,433
Shinhan Financial Group Co. Ltd.	2,711	63,478
SK Hynix, Inc.	3,275	190,223
SK Innovation Co. Ltd.*	289	28,987
SK Square Co. Ltd.*	136	3,436
SK Telecom Co. Ltd.	475	16,866
SK, Inc.	314	42,139
Woori Financial Group, Inc.	3,269	24,449
Yuhan Corp.	315	11,955

Total South Korea		2,987,465

Taiwan - 14.0%
Acer, Inc.	43,000	29,661
Advantech Co. Ltd.	1,000	9,244
ASE Technology Holding Co. Ltd.	26,000	65,596
Asia Cement Corp.	4,000	4,964
AUO Corp.	41,000	18,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

Investments	Shares	Value
Cathay Financial Holding Co. Ltd.	53,000	$66,690
Chang Hwa Commercial Bank Ltd.	15,220	8,221
Cheng Shin Rubber Industry Co. Ltd.	12,000	13,493
China Development Financial Holding Corp.	88,000	33,261
China Steel Corp.	78,000	65,596
Chunghwa Telecom Co. Ltd.	24,000	86,176
Compal Electronics, Inc.	39,000	26,656
CTBC Financial Holding Co. Ltd.	126,000	78,777
Delta Electronics, Inc.	11,000	87,656
E.Sun Financial Holding Co. Ltd.	95,795	77,694
Evergreen Marine Corp. Taiwan Ltd.	3,600	16,555
Far EasTone Telecommunications Co. Ltd.	8,000	18,243
First Financial Holding Co. Ltd.	70,660	57,865
Formosa Chemicals & Fibre Corp.	23,000	50,058
Formosa Petrochemical Corp.	8,000	20,889
Formosa Plastics Corp.	26,000	70,919
Fubon Financial Holding Co. Ltd.	43,739	68,745
Giant Manufacturing Co. Ltd.	1,000	6,473
Hon Hai Precision Industry Co. Ltd.	80,000	257,016
Hua Nan Financial Holdings Co. Ltd.	110,698	77,578
Innolux Corp.	40,000	13,166
Largan Precision Co. Ltd.	1,000	52,757
Lite-On Technology Corp.	23,000	46,219
MediaTek, Inc.	9,000	156,194
Mega Financial Holding Co. Ltd.	62,650	61,468
Nan Ya Plastics Corp.	29,000	61,107
Nanya Technology Corp.	12,000	18,501
Novatek Microelectronics Corp.	2,000	13,796
President Chain Store Corp.	2,000	17,796
Quanta Computer, Inc.	17,000	41,230
SinoPac Financial Holdings Co. Ltd.	115,340	62,849
Taishin Financial Holding Co. Ltd.	73,103	31,545
Taiwan Cement Corp.	32,997	35,128
Taiwan Cooperative Financial Holding Co. Ltd.	61,113	50,528
Taiwan Mobile Co. Ltd.	14,000	42,156
Taiwan Semiconductor Manufacturing Co. Ltd.	137,000	1,820,971
Uni-President Enterprises Corp.	41,000	86,910
Unimicron Technology Corp.	4,000	14,804
United Microelectronics Corp.*	74,000	83,325
Winbond Electronics Corp.	31,000	19,284
Yuanta Financial Holding Co. Ltd.	73,490	45,253

Total Taiwan		4,091,996

Thailand - 2.3%
Advanced Info Service PCL, NVDR	10,800	55,832
Airports of Thailand PCL, NVDR*	26,000	49,973
Bangkok Dusit Medical Services PCL, NVDR	47,500	37,149
Central Pattana PCL, NVDR	28,300	48,955
Charoen Pokphand Foods PCL, NVDR	40,700	26,975
CP ALL PCL, NVDR	26,900	40,115
Delta Electronics Thailand PCL, NVDR	2,000	34,676
Energy Absolute PCL, NVDR	20,200	47,260
Gulf Energy Development PCL, NVDR	9,100	12,666
Home Product Center PCL, NVDR	57,500	20,579
Intouch Holdings PCL, NVDR	11,400	21,987
Kasikornbank PCL, NVDR	8,400	32,068
Minor International PCL, NVDR*	30,100	21,147
PTT Exploration & Production PCL, NVDR	9,000	38,295
PTT Global Chemical PCL, NVDR	17,600	19,364
PTT Oil & Retail Business PCL, NVDR	43,600	29,764
PTT PCL, NVDR	85,500	77,068
SCB X PCL, NVDR	3,500	9,650
Siam Cement PCL, NVDR	6,500	56,177

Total Thailand		679,700

Turkey - 0.1%
BIM Birlesik Magazalar AS	3,867	24,134

TOTAL COMMON STOCKS (Cost: $35,597,314)		25,549,460

PREFERRED STOCKS - 3.0%

Brazil - 2.8%
Banco Bradesco SA	47,872	175,598
Gerdau SA	10,168	45,944
Itau Unibanco Holding SA	34,092	176,862
Itausa SA	39,144	70,416
Petroleo Brasileiro SA	62,804	346,018

Total Brazil		814,838

Chile - 0.2%
Sociedad Quimica y Minera de Chile SA, Class B	597	56,152

TOTAL PREFERRED STOCKS (Cost: $766,951)		870,990

RIGHTS - 0.0%

Brazil - 0.0%
Localiza Rent a Car SA, expiring 10/31/22* (Cost: $0)	13	26

TOTAL INVESTMENTS IN SECURITIES - 90.6% (Cost: $36,364,265)		26,420,476
Other Assets less Liabilities - 9.4%		2,728,300

NET ASSETS - 100.0%		$29,148,776

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $7,564, which represents 0.03% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)

This security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. This security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2022	32,917	USD	1,047,504	TWD	$—	$(77)
Bank of America NA	10/6/2022	31,943	USD	45,818,829	KRW	—	(83)
Citibank NA	10/4/2022	8,075	USD	40,000	PLN	—	(24)
Deutsche Bank AG	10/5/2022	56,051	USD	440,000	HKD	—	(0)^
HSBC Holdings PLC	10/5/2022	19,361	USD	350,000	ZAR	—	(113)
JP Morgan Chase Bank NA	10/3/2022	17,095	USD	92,285	BRL	33	—
Morgan Stanley & Co.	10/4/2022	9,957	USD	200,000	MXN	11	—

						$44	$(297)

^	Amount represents less than $1.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Efficient Core Fund (NTSE)

September 30, 2022

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	17	12/30/22	$3,491,641	$(56,266)
5 Year U.S. Treasury Note	32	12/30/22	3,440,250	(117,629)
10 Year U.S. Treasury Note	31	12/20/22	3,473,937	(162,594)
U.S. Treasury Long Bond	28	12/20/22	3,539,375	(282,345)
Ultra 10 Year U.S. Treasury Note	30	12/20/22	3,554,531	(208,227)

			$17,499,734	$(827,061)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
China	$8,159,658	$—	$7,564	*	$8,167,222
Russia	4,378	—	0	*	4,378
Taiwan	4,059,847	32,149	—		4,091,996
Other	13,285,864	—	—		13,285,864
Preferred Stocks	870,990	—	—		870,990
Rights	26	—	—		26

Total Investments in Securities	$26,380,763	$32,149	$7,564		$26,420,476

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$44	$—		$44
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(297)	$—		$(297)
Futures Contracts [1]	(827,061)	—	—		(827,061)

Total - Net	$25,553,702	$31,896	$7,564		$25,593,162

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 91.2%

Australia - 7.3%
Aristocrat Leisure Ltd.	4,440	$93,977
ASX Ltd.	1,860	85,817
Australia & New Zealand Banking Group Ltd.	19,125	280,358
BHP Group Ltd.	33,398	827,149
Brambles Ltd.	9,840	72,187
Cochlear Ltd.	45	5,629
Coles Group Ltd.	8,880	93,805
Commonwealth Bank of Australia	11,880	692,789
CSL Ltd.	3,130	573,584
Dexus	1,440	7,147
Fortescue Metals Group Ltd.	10,800	116,796
Goodman Group	12,099	122,753
Insurance Australia Group Ltd.	20,820	61,577
Lottery Corp. Ltd.*	12,660	34,024
Macquarie Group Ltd.	2,316	227,441
National Australia Bank Ltd.	22,158	410,441
Newcrest Mining Ltd.	5,161	56,145
Northern Star Resources Ltd.	8,940	45,007
QBE Insurance Group Ltd.	12,060	89,403
Ramsay Health Care Ltd.	1,200	44,194
Rio Tinto Ltd.	9,839	549,596
Santos Ltd.	5,700	25,983
Scentre Group	17,413	28,437
Sonic Healthcare Ltd.	4,260	83,758
South32 Ltd.	32,280	75,339
Stockland	5,951	12,512
Tabcorp Holdings Ltd.	12,660	7,611
Telstra Corp. Ltd.	43,740	108,272
Transurban Group	18,420	146,144
Wesfarmers Ltd.	8,340	229,073
Westpac Banking Corp.	24,600	326,454
Woodside Energy Group Ltd.	11,423	232,524
Woolworths Group Ltd.	9,421	205,643

Total Australia		5,971,569

Austria - 0.1%
Erste Group Bank AG	2,023	44,869

Belgium - 0.6%
Ageas SA/NV	1,200	44,014
Anheuser-Busch InBev SA	5,340	244,538
KBC Group NV	1,800	85,805
Solvay SA	300	23,406
UCB SA	720	50,164
Umicore SA	1,725	50,917

Total Belgium		498,844

China - 0.4%
BOC Hong Kong Holdings Ltd.	33,000	109,931
Prosus NV*	3,503	185,209
WH Group Ltd.(a)	114,500	72,202

Total China		367,342

Denmark - 2.6%
Ambu A/S, Class B	1,620	14,177
AP Moller - Maersk A/S, Class B	60	109,606
Carlsberg A/S, Class B	381	44,867
Chr Hansen Holding A/S	720	35,555
Coloplast A/S, Class B	999	102,113
Danske Bank A/S	1,623	20,280
DSV A/S	1,560	184,161
Genmab A/S*	420	136,184
GN Store Nord A/S	1,140	20,142
Novo Nordisk A/S, Class B	11,536	1,157,263
Novozymes A/S, Class B	1,440	72,703
Orsted A/S(a)	1,391	111,336
Pandora A/S	660	31,226
Vestas Wind Systems A/S	6,674	124,530

Total Denmark		2,164,143

Finland - 1.2%
Elisa Oyj	670	30,423
Fortum Oyj	2,976	40,146
Kesko Oyj, Class B	2,460	46,138
Kone Oyj, Class B	2,820	109,427
Neste Oyj	3,120	136,932
Nokia Oyj	42,773	185,230
Nordea Bank Abp	21,416	184,624
Sampo Oyj, Class A	2,460	105,459
Stora Enso Oyj, Class R	2,703	34,662
UPM-Kymmene Oyj	2,580	82,346

Total Finland		955,387

France - 10.6%
Air Liquide SA	3,623	417,252
Airbus SE	4,260	370,965
Alstom SA	2,099	34,433
Arkema SA	120	8,826
Atos SE*	600	4,796
AXA SA	13,320	293,275
BNP Paribas SA	7,260	310,130
Bouygues SA	597	15,703
Bureau Veritas SA	540	12,157
Capgemini SE	1,284	208,178
Carrefour SA	2,046	28,492
Cie de Saint-Gobain	3,780	137,199
Cie Generale des Etablissements Michelin SCA	3,600	81,662
Credit Agricole SA	5,159	42,272
Danone SA	4,080	194,133
Dassault Systemes SE	5,256	184,001
Edenred	1,320	61,243
Eiffage SA	182	14,713
Engie SA	13,677	158,667
EssilorLuxottica SA	1,837	252,576
Hermes International	201	239,639
Kering SA	540	242,578
L’Oreal SA	1,804	583,647
Legrand SA	1,920	125,383
LVMH Moet Hennessy Louis Vuitton SE	1,920	1,148,118
Orange SA	8,221	74,481
Pernod Ricard SA	1,500	277,510
Publicis Groupe SA	1,380	66,109
Renault SA*	1,478	40,498
Safran SA	2,498	230,058
Sanofi	7,500	576,034
Sartorius Stedim Biotech	180	55,916
Schneider Electric SE	3,956	453,200

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2022

Investments	Shares	Value
Societe Generale SA	5,163	$103,258
Sodexo SA	480	36,283
Teleperformance	420	107,348
Thales SA	540	59,778
TotalEnergies SE	17,642	834,336
Unibail-Rodamco-Westfield*	1,016	42,684
Valeo	1,838	28,143
Veolia Environnement SA	3,360	64,878
Vinci SA	3,743	304,970
Vivendi SE	5,700	44,516
Worldline SA*(a)	1,822	72,611

Total France		8,642,649

Germany - 6.8%
adidas AG	1,380	160,716
Allianz SE, Registered Shares	3,038	481,545
BASF SE	6,360	246,731
Bayer AG, Registered Shares	6,443	299,278
Bayerische Motoren Werke AG	1,664	114,093
Beiersdorf AG	660	65,271
Brenntag SE	900	54,999
Continental AG	660	29,710
Covestro AG(a)	1,620	46,881
Daimler Truck Holding AG*	622	14,228
Delivery Hero SE*(a)	916	34,046
Deutsche Bank AG, Registered Shares	13,200	98,873
Deutsche Boerse AG	1,420	234,053
Deutsche Post AG, Registered Shares	7,500	228,613
Deutsche Telekom AG, Registered Shares	22,868	391,867
Deutsche Wohnen SE	1,680	32,102
E.ON SE	10,500	81,221
Fresenius Medical Care AG & Co. KGaA	1,096	31,169
Fresenius SE & Co. KGaA	2,520	54,188
Hannover Rueck SE	241	36,406
HeidelbergCement AG	843	33,736
HelloFresh SE*	1,200	25,569
Infineon Technologies AG	12,359	274,961
Knorr-Bremse AG	420	18,260
Mercedes-Benz Group AG	5,280	270,783
Merck KGaA	1,043	170,432
MTU Aero Engines AG	420	63,467
Muenchener Rueckversicherungs - Gesellschaft AG in Muenchen, Registered Shares	960	232,765
Puma SE	720	33,836
RWE AG	5,456	201,986
SAP SE	7,362	606,689
Scout24 SE(a)	1,200	60,801
Siemens AG, Registered Shares	5,565	551,717
Siemens Energy AG	3,077	34,319
Siemens Healthineers AG(a)	1,899	82,376
Symrise AG	780	76,757
Vonovia SE	3,550	77,241
Zalando SE*(a)	1,313	26,021

Total Germany		5,577,706

Hong Kong - 2.0%
AIA Group Ltd.	84,000	700,366
CK Asset Holdings Ltd.	22,000	132,282
CLP Holdings Ltd.	12,000	90,727
Hang Seng Bank Ltd.	7,600	115,405
Hong Kong & China Gas Co. Ltd.	84,100	74,138
Hong Kong Exchanges & Clearing Ltd.	6,100	209,501
Link REIT	19,300	134,979
MTR Corp. Ltd.	11,500	52,813
Power Assets Holdings Ltd.	11,500	57,720
Techtronic Industries Co. Ltd.	10,000	96,625

Total Hong Kong		1,664,556

Ireland - 0.5%
CRH PLC	4,977	161,240
Flutter Entertainment PLC*	1,317	145,793
Kerry Group PLC, Class A	776	69,331
Kingspan Group PLC	1,154	52,388
Smurfit Kappa Group PLC	843	24,222

Total Ireland		452,974

Israel - 0.5%
Bank Hapoalim BM	7,740	65,823
Bank Leumi Le-Israel BM	11,020	94,863
Check Point Software Technologies Ltd.*	623	69,789
Nice Ltd.*	602	115,016
Teva Pharmaceutical Industries Ltd., ADR*	347	2,800
Wix.com Ltd.*	348	27,224

Total Israel		375,515

Italy - 1.6%
Assicurazioni Generali SpA	6,842	93,973
Atlantia SpA	3,359	74,401
Enel SpA	57,676	238,666
Eni SpA	16,802	179,579
Ferrari NV	845	158,690
FinecoBank Banca Fineco SpA	5,400	67,370
Intesa Sanpaolo SpA	109,514	182,685
Moncler SpA	1,620	67,274
Nexi SpA*(a)	4,028	32,918
Prysmian SpA	1,740	50,490
Snam SpA	3,360	13,647
Telecom Italia SpA*	59,092	11,016
Terna - Rete Elettrica Nazionale	4,451	27,253
UniCredit SpA	13,080	134,007

Total Italy		1,331,969

Japan - 21.2%
Aeon Co. Ltd.	6,000	112,066
Ajinomoto Co., Inc.	6,000	164,234
Asahi Group Holdings Ltd.	5,600	173,480
Asahi Kasei Corp.	18,000	118,823
Astellas Pharma, Inc.	19,400	256,933
Bridgestone Corp.	6,000	193,540
Canon, Inc.	11,000	241,058
Central Japan Railway Co.	500	58,499

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2022

Investments	Shares	Value
Chugai Pharmaceutical Co. Ltd.	6,000	$150,306
Dai-ichi Life Holdings, Inc.	12,000	190,017
Daiichi Sankyo Co. Ltd.	14,000	390,950
Daikin Industries Ltd.	1,100	169,432
Daiwa House Industry Co. Ltd.	5,200	105,746
FANUC Corp.	600	83,982
Fast Retailing Co. Ltd.	500	264,983
Fujitsu Ltd.	1,500	163,581
Hitachi Ltd.	6,000	253,439
Honda Motor Co. Ltd.	12,000	260,071
Hoya Corp.	1,700	163,018
ITOCHU Corp.	11,500	278,155
Japan Exchange Group, Inc.	6,000	80,935
Japan Post Holdings Co. Ltd.	30,000	198,494
Japan Tobacco, Inc.	12,000	196,815
Kao Corp.	6,000	244,485
KDDI Corp.	12,000	351,763
Keyence Corp.	900	297,834
Kirin Holdings Co. Ltd.	12,000	184,628
Komatsu Ltd.	10,400	187,602
Kubota Corp.	11,800	163,371
Kyowa Kirin Co. Ltd.	5,500	125,963
M3, Inc.	5,000	139,936
Marubeni Corp.	19,500	170,825
MINEBEA MITSUMI, Inc.	6,000	88,666
MISUMI Group, Inc.	5,800	125,020
Mitsubishi Chemical Group Corp.	24,000	109,699
Mitsubishi Corp.	12,000	328,965
Mitsubishi Electric Corp.	24,000	216,298
Mitsubishi Estate Co. Ltd.	14,300	187,364
Mitsubishi Heavy Industries Ltd.	3,900	129,493
Mitsubishi UFJ Financial Group, Inc.	120,000	540,122
Mitsui Fudosan Co. Ltd.	10,000	190,300
Mizuho Financial Group, Inc.	23,800	256,917
Murata Manufacturing Co. Ltd.	6,000	274,911
Nexon Co. Ltd.	5,100	89,918
Nidec Corp.	300	16,850
Nihon M&A Center Holdings, Inc.	4,900	56,297
Nintendo Co. Ltd.	6,000	242,661
Nippon Paint Holdings Co. Ltd.	9,700	65,607
Nippon Steel Corp.	10,100	140,009
Nippon Telegraph & Telephone Corp.	7,700	207,788
Nissan Motor Co. Ltd.	28,100	89,341
Nomura Holdings, Inc.	49,800	164,595
Nomura Research Institute Ltd.	2,300	56,410
NTT Data Corp.	8,300	107,001
Odakyu Electric Railway Co. Ltd.	6,000	77,267
Olympus Corp.	11,600	222,672
Ono Pharmaceutical Co. Ltd.	4,400	102,777
Otsuka Holdings Co. Ltd.	4,700	148,847
Pan Pacific International Holdings Corp.	4,800	84,894
Panasonic Holdings Corp.	24,500	171,718
Rakuten Group, Inc.	14,200	60,922
Recruit Holdings Co. Ltd.	12,000	344,965
Renesas Electronics Corp.*	16,000	132,868
Resona Holdings, Inc.	27,800	101,409
Sekisui House Ltd.	11,400	189,101
Seven & I Holdings Co. Ltd.	6,000	240,672
Shimadzu Corp.	3,900	102,252
Shin-Etsu Chemical Co. Ltd.	1,200	118,802
Shiseido Co. Ltd.	100	3,493
SoftBank Corp.	30,000	299,803
SoftBank Group Corp.	12,000	406,232
Sompo Holdings, Inc.	4,200	167,193
Sony Group Corp.	10,400	667,204
Subaru Corp.	6,300	94,318
Sumitomo Chemical Co. Ltd.	36,000	123,611
Sumitomo Corp.	13,700	170,605
Sumitomo Electric Industries Ltd.	12,000	121,372
Sumitomo Mitsui Financial Group, Inc.	12,000	333,607
Sumitomo Mitsui Trust Holdings, Inc.	5,300	150,089
Sumitomo Realty & Development Co. Ltd.	4,600	104,493
Suzuki Motor Corp.	4,700	145,502
Takeda Pharmaceutical Co. Ltd.	12,000	312,301
Terumo Corp.	6,000	168,876
Tokio Marine Holdings, Inc.	12,600	223,282
Tokyo Electron Ltd.	900	221,977
Tokyo Gas Co. Ltd.	5,600	94,826
Toray Industries, Inc.	19,000	93,435
Toshiba Corp.	4,400	156,490
Toyota Motor Corp.	83,100	1,077,036
Unicharm Corp.	5,100	167,363
Yamato Holdings Co. Ltd.	6,000	90,241
Z Holdings Corp.	32,100	84,317

Total Japan		17,396,028

Luxembourg - 0.2%
ArcelorMittal SA	4,080	82,597
Eurofins Scientific SE	900	53,889

Total Luxembourg		136,486

Macau - 0.1%
Sands China Ltd.*	28,400	71,272

Netherlands - 3.7%
Adyen NV*(a)	120	153,037
Aegon NV	9,509	38,212
Akzo Nobel NV	1,140	65,132
Argenx SE*	293	105,773
ASM International NV	483	110,604
ASML Holding NV	2,956	1,255,638
Heineken NV	1,560	137,329
ING Groep NV	24,717	214,488
Just Eat Takeaway.com NV*(a)	960	15,213
Koninklijke Ahold Delhaize NV	7,443	190,564
Koninklijke DSM NV	1,155	132,894
Koninklijke KPN NV	21,480	58,331
Koninklijke Philips NV	6,592	103,326
QIAGEN NV*	1,140	48,000
Randstad NV	360	15,722
STMicroelectronics NV	7,331	231,577
Wolters Kluwer NV	1,320	129,210

Total Netherlands		3,005,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2022

Investments	Shares	Value
New Zealand - 0.1%
Xero Ltd.*	1,440	$68,059

Norway - 0.6%
DNB Bank ASA	5,218	82,767
Equinor ASA	7,140	234,631
Mowi ASA	3,300	41,942
Norsk Hydro ASA	9,540	51,511
Telenor ASA	2,400	21,949
Yara International ASA	843	29,652

Total Norway		462,452

Portugal - 0.1%
EDP - Energias de Portugal SA	24,859	108,128

Singapore - 1.0%
DBS Group Holdings Ltd.	14,400	335,087
Oversea-Chinese Banking Corp. Ltd.	24,000	197,867
Singapore Telecommunications Ltd.	77,000	142,742
United Overseas Bank Ltd.	6,000	109,387

Total Singapore		785,083

Spain - 2.1%
ACS Actividades de Construccion y Servicios SA	2,086	47,267
Aena SME SA*(a)	540	56,551
Amadeus IT Group SA*	3,416	160,330
Banco Bilbao Vizcaya Argentaria SA	44,640	202,062
Banco Santander SA	81,071	190,412
CaixaBank SA	18,900	61,304
Cellnex Telecom SA(a)	2,459	76,581
Endesa SA	1,380	20,847
Ferrovial SA	3,097	70,965
Grifols SA*	1,380	12,008
Iberdrola SA	46,597	437,406
Industria de Diseno Textil SA	7,680	160,105
Repsol SA	9,719	112,398
Siemens Gamesa Renewable Energy SA*	1,844	32,381
Telefonica SA	31,085	102,807

Total Spain		1,743,424

Sweden - 2.4%
Alfa Laval AB	2,400	60,208
Alleima AB*	1,771	5,554
Assa Abloy AB, Class B	7,223	136,487
Atlas Copco AB, Class A	31,200	294,639
Boliden AB	1,859	58,052
Epiroc AB, Class A	7,524	108,580
EQT AB	1,860	36,722
Essity AB, Class B	3,360	66,852
Evolution AB(a)	1,260	100,686
H & M Hennes & Mauritz AB, Class B	6,120	57,056
Hexagon AB, Class B	17,096	161,293
Kinnevik AB, Class B*	2,280	30,325
Nibe Industrier AB, Class B	9,900	89,298
Sandvik AB	8,880	122,068
Skandinaviska Enskilda Banken AB, Class A	4,201	40,430
Skanska AB, Class B	1,140	14,330
SKF AB, Class B	3,000	40,617
Svenska Cellulosa AB SCA, Class B	4,620	59,116
Svenska Handelsbanken AB, Class A	5,643	46,588
Swedbank AB, Class A	3,119	41,273
Swedish Match AB	7,620	75,531
Telefonaktiebolaget LM Ericsson, Class B	19,358	114,238
Telia Co. AB	4,440	12,815
Volvo AB, Class B	11,520	164,098

Total Sweden		1,936,856

Switzerland - 10.3%
ABB Ltd., Registered Shares	15,041	394,267
Adecco Group AG, Registered Shares	777	21,638
Alcon, Inc.	3,720	219,742
Cie Financiere Richemont SA, Class A, Registered Shares	3,716	355,951
Credit Suisse Group AG, Registered Shares	13,132	53,048
Geberit AG, Registered Shares	360	156,363
Givaudan SA, Registered Shares	60	183,063
Holcim AG*	2,400	99,926
Julius Baer Group Ltd.	840	37,125
Kuehne + Nagel International AG, Registered Shares	458	93,996
Logitech International SA, Registered Shares	1,577	73,623
Lonza Group AG, Registered Shares	535	264,334
Nestle SA, Registered Shares	19,436	2,114,510
Novartis AG, Registered Shares	14,400	1,105,036
Partners Group Holding AG	180	147,146
Roche Holding AG	4,820	1,583,977
Schindler Holding AG, Participation Certificate	600	94,275
Sika AG, Registered Shares	1,140	232,459
Sonova Holding AG, Registered Shares	475	106,172
Straumann Holding AG, Registered Shares	600	55,986
Swatch Group AG, Bearer Shares	300	68,428
Swiss Life Holding AG, Registered Shares	120	53,462
Swiss Re AG	1,560	115,956
Swisscom AG, Registered Shares	182	85,707
Temenos AG, Registered Shares	600	41,111
UBS Group AG, Registered Shares	19,740	290,309
Zurich Insurance Group AG	960	385,268

Total Switzerland		8,432,878

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2022

Investments	Shares	Value
United Kingdom - 14.5%
Abrdn PLC	10,820	$16,801
Admiral Group PLC	1,013	21,649
Anglo American PLC	8,880	271,163
Antofagasta PLC	2,521	31,392
Ashtead Group PLC	3,225	147,099
Associated British Foods PLC	1,761	24,799
AstraZeneca PLC	8,820	979,062
Aviva PLC	15,406	66,762
BAE Systems PLC	20,040	176,683
Barclays PLC	115,692	186,359
Barratt Developments PLC	7,443	28,432
BP PLC	142,680	689,814
British American Tobacco PLC	15,261	549,662
BT Group PLC	66,548	90,148
Bunzl PLC	2,280	70,247
Burberry Group PLC	2,520	50,860
CK Hutchison Holdings Ltd.	24,500	135,454
CNH Industrial NV	8,061	91,842
Coca-Cola Europacific Partners PLC	960	40,915
Compass Group PLC	13,860	279,268
Croda International PLC	1,140	82,031
DCC PLC	563	29,469
Diageo PLC	16,560	702,003
Entain PLC	4,860	58,918
Experian PLC	6,960	206,745
Ferguson PLC	1,557	163,449
Glencore PLC	71,820	383,345
Haleon PLC*	32,280	100,625
Halma PLC	3,337	76,178
HSBC Holdings PLC	135,616	707,436
Informa PLC	11,520	66,768
InterContinental Hotels Group PLC	1,200	58,525
Intertek Group PLC	1,140	47,175
James Hardie Industries PLC	4,080	80,901
Johnson Matthey PLC	1,260	25,775
Kingfisher PLC	13,260	32,624
Legal & General Group PLC	45,481	109,918
Lloyds Banking Group PLC	462,360	213,627
London Stock Exchange Group PLC	2,080	177,115
Melrose Industries PLC	27,421	31,283
Mondi PLC	2,937	45,703
National Grid PLC	23,223	241,351
NatWest Group PLC	18,271	46,074
Next PLC	780	41,803
Ocado Group PLC*	3,900	20,571
Pearson PLC	4,920	47,606
Persimmon PLC	1,918	26,496
Prudential PLC	19,344	193,004
Reckitt Benckiser Group PLC	5,083	339,087
RELX PLC	12,960	318,569
Rentokil Initial PLC	11,580	61,725
Rolls-Royce Holdings PLC*	62,028	48,185
Sage Group PLC	9,427	73,369
Segro PLC	5,741	48,257
Shell PLC	52,797	1,324,026
Smith & Nephew PLC	7,500	87,950
Smiths Group PLC	2,456	41,399
Spirax-Sarco Engineering PLC	540	62,691
SSE PLC	6,702	114,279
St. James’s Place PLC	4,260	49,266
Standard Chartered PLC	17,116	108,296
Taylor Wimpey PLC	23,160	22,829
Tesco PLC	46,857	108,170
Unilever PLC	18,200	806,368
United Utilities Group PLC	780	7,739
Vodafone Group PLC	182,076	205,528
Whitbread PLC	1,500	38,546
WPP PLC	8,401	70,335

Total United Kingdom		11,901,543

United States - 0.7%
GSK PLC	25,820	376,369
Stellantis NV	13,753	165,342

Total United States		541,711

TOTAL COMMON STOCKS (Cost: $102,226,963)		74,636,493

PREFERRED STOCKS - 0.6%

Germany - 0.6%
Henkel AG & Co. KGaA	1,860	111,188
Porsche Automobil Holding SE	900	51,279
Sartorius AG	300	104,950
Volkswagen AG	1,560	193,171

TOTAL PREFERRED STOCKS (Cost: $732,827)		460,588

TOTAL INVESTMENTS IN SECURITIES - 91.8% (Cost: $102,959,790)		75,097,081
Other Assets less Liabilities - 8.2%		6,747,293

NET ASSETS - 100.0%		$81,844,374

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Efficient Core Fund (NTSI)

September 30, 2022

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America NA	10/4/2022	10,377	USD	1,500,000	JPY	$14	$—
Goldman Sachs	10/4/2022	15,311	USD	15,000	CHF	71	—
Goldman Sachs	10/4/2022	67,931	USD	9,816,800	JPY	109	—
JP Morgan Chase Bank NA	10/3/2022	101,887	USD	104,711	EUR	—	(693)
JP Morgan Chase Bank NA	10/4/2022	35,562	USD	55,000	AUD	200	—
JP Morgan Chase Bank NA	10/4/2022	39,184	USD	40,000	EUR	—	(2)
Standard Chartered Bank	10/4/2022	39,055	USD	35,000	GBP	—	(15)

						$394	$(710)

FUTURES CONTRACTS (EXCHANGE - TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	52	12/30/22	$10,680,313	$(171,489)
5 Year U.S. Treasury Note	98	12/30/22	10,535,766	(358,574)
10 Year U.S. Treasury Note	94	12/20/22	10,533,875	(493,547)
U.S. Treasury Long Bond	81	12/20/22	10,238,906	(808,514)
Ultra 10 Year U.S. Treasury Note	89	12/20/22	10,545,109	(612,098)

			$52,533,969	$(2,444,222)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$74,636,493	$—	$—	$74,636,493
Preferred Stocks	460,588	—	—	460,588

Total Investments in Securities	$75,097,081	$—	$—	$75,097,081

Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$394	$—	$394
Liabilities:
Financial Derivative Instruments
Foreign Currency Contracts [1]	$—	$(710)	$—	$(710)
Futures Contracts [1]	(2,444,222)	—	—	(2,444,222)

Total - Net	$72,652,859	$(316)	$—	$72,652,543

[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 92.0%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	748	$619,180

Brazil - 0.0%

Banks - 0.0%
NU Holdings Ltd., Class A*	44,858	197,375

China - 0.2%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	7,070	334,623

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors NV	4,252	627,213

Total China		961,836

Ireland - 0.0%

Technology Hardware, Storage & Peripherals - 0.0%
Seagate Technology Holdings PLC	3,332	177,362

Israel - 0.0%

Software - 0.0%
Check Point Software Technologies Ltd.*	1,776	198,948

Russia - 0.0%

Interactive Media & Services - 0.0%
Yandex NV, Class A*†	6,719	0

South Korea - 0.1%

Internet & Direct Marketing Retail - 0.1%
Coupang, Inc.*	19,608	326,865

United Kingdom - 0.4%

Chemicals - 0.4%
Linde PLC	9,760	2,631,198

United States - 91.2%

Aerospace & Defense - 1.5%
Boeing Co.*	11,464	1,388,061
General Dynamics Corp.	4,937	1,047,484
Howmet Aerospace, Inc.	7,299	225,758
L3Harris Technologies, Inc.	3,563	740,498
Lockheed Martin Corp.	4,752	1,835,650
Northrop Grumman Corp.	2,772	1,303,727
Raytheon Technologies Corp.	27,736	2,270,469
Textron, Inc.	3,935	229,253
TransDigm Group, Inc.	806	423,005

Total Aerospace & Defense		9,463,905

Air Freight & Logistics - 0.5%
C.H. Robinson Worldwide, Inc.	2,499	240,679
Expeditors International of Washington, Inc.	2,669	235,699
FedEx Corp.	4,596	682,368
United Parcel Service, Inc., Class B	13,599	2,196,783

Total Air Freight & Logistics		3,355,529

Airlines - 0.1%
Delta Air Lines, Inc.*	11,709	328,555
Southwest Airlines Co.*	9,198	283,666
United Airlines Holdings, Inc.*	6,839	222,473

Total Airlines		834,694

Auto Components - 0.1%
Aptiv PLC*	4,966	388,391

Automobiles - 2.5%
Ford Motor Co.	79,144	886,413
General Motors Co.	27,918	895,889
Rivian Automotive, Inc., Class A*(a)	8,411	276,806
Tesla, Inc.*	52,513	13,929,073

Total Automobiles		15,988,181

Banks - 3.4%
Bank of America Corp.	138,766	4,190,733
Citigroup, Inc.	37,462	1,561,041
Citizens Financial Group, Inc.	9,486	325,939
Fifth Third Bancorp	10,827	346,031
First Citizens BancShares, Inc., Class A	312	248,798
First Horizon Corp.	9,542	218,512
First Republic Bank	3,158	412,277
Huntington Bancshares, Inc.	24,335	320,735
JPMorgan Chase & Co.	58,172	6,078,974
KeyCorp	17,503	280,398
M&T Bank Corp.	3,443	607,070
PNC Financial Services Group, Inc.	8,283	1,237,646
Regions Financial Corp.	16,373	328,606
SVB Financial Group*	1,017	341,488
Truist Financial Corp.	25,459	1,108,485
U.S. Bancorp	27,681	1,116,098
Wells Fargo & Co.	74,376	2,991,403

Total Banks		21,714,234

Beverages - 1.7%
Brown-Forman Corp., Class B	6,363	423,585
Coca-Cola Co.	77,034	4,315,445
Constellation Brands, Inc., Class A	3,203	735,665
Keurig Dr. Pepper, Inc.	16,596	594,469
Monster Beverage Corp.*	7,616	662,287
PepsiCo, Inc.	25,896	4,227,781

Total Beverages		10,959,232

Biotechnology - 2.2%
AbbVie, Inc.	34,799	4,670,374
Alnylam Pharmaceuticals, Inc.*	1,491	298,439
Amgen, Inc.	10,009	2,256,029
Biogen, Inc.*	2,460	656,820
Biohaven Pharmaceutical Holding Co. Ltd.*	1,307	197,579
BioMarin Pharmaceutical, Inc.*	3,073	260,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
Gilead Sciences, Inc.	23,268	$1,435,403
Horizon Therapeutics PLC*	3,834	237,286
Incyte Corp.*	4,005	266,893
Moderna, Inc.*	6,538	773,118
Regeneron Pharmaceuticals, Inc.*	1,671	1,151,102
Seagen, Inc.*	3,239	443,192
Vertex Pharmaceuticals, Inc.*	4,451	1,288,743

Total Biotechnology		13,935,476

Building Products - 0.3%
Carlisle Cos., Inc.	895	250,967
Carrier Global Corp.	11,596	412,354
Johnson Controls International PLC	12,289	604,864
Masco Corp.	4,621	215,754
Trane Technologies PLC	3,833	555,057

Total Building Products		2,038,996

Capital Markets - 2.9%
Ameriprise Financial, Inc.	1,956	492,814
Bank of New York Mellon Corp.	13,720	528,494
BlackRock, Inc.	3,025	1,664,597
Blackstone, Inc.	13,511	1,130,871
Charles Schwab Corp.	30,252	2,174,211
CME Group, Inc.	6,380	1,130,089
Coinbase Global, Inc., Class A*	3,184	205,336
FactSet Research Systems, Inc.	667	266,873
Goldman Sachs Group, Inc.	6,830	2,001,531
Intercontinental Exchange, Inc.	10,675	964,486
KKR & Co., Inc.	9,817	422,131
LPL Financial Holdings, Inc.	1,625	355,030
Moody’s Corp.	3,269	794,727
Morgan Stanley	26,070	2,059,791
MSCI, Inc.	1,658	699,328
Nasdaq, Inc.	7,185	407,246
Northern Trust Corp.	3,553	303,995
Raymond James Financial, Inc.	3,750	370,575
S&P Global, Inc.	6,168	1,883,399
State Street Corp.	7,376	448,535
T. Rowe Price Group, Inc.	3,901	409,644

Total Capital Markets		18,713,703

Chemicals - 1.1%
Air Products and Chemicals, Inc.	4,004	931,851
Albemarle Corp.	2,355	622,756
CF Industries Holdings, Inc.	3,397	326,961
Corteva, Inc.	13,587	776,497
Dow, Inc.	13,741	603,642
DuPont de Nemours, Inc.	9,279	467,662
Ecolab, Inc.	4,793	692,205
FMC Corp.	2,736	289,195
International Flavors & Fragrances, Inc.	4,851	440,617
LyondellBasell Industries NV, Class A	5,096	383,627
Mosaic Co.	5,564	268,908
PPG Industries, Inc.	4,623	511,720
Sherwin-Williams Co.	4,555	932,636

Total Chemicals		7,248,277

Commercial Services & Supplies - 0.6%
Cintas Corp.	1,738	674,674
Copart, Inc.*	4,136	440,071
Republic Services, Inc.	4,103	558,172
Waste Connections, Inc.	5,069	684,974
Waste Management, Inc.	7,838	1,255,726

Total Commercial Services & Supplies		3,613,617

Communications Equipment - 0.7%
Arista Networks, Inc.*	5,226	589,963
Cisco Systems, Inc.	76,194	3,047,760
Motorola Solutions, Inc.	2,964	663,847

Total Communications Equipment		4,301,570

Construction & Engineering - 0.1%
Quanta Services, Inc.	2,898	369,176

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,175	378,456
Vulcan Materials Co.	2,627	414,304

Total Construction Materials		792,760

Consumer Finance - 0.4%
American Express Co.	11,760	1,586,542
Capital One Financial Corp.	6,865	632,747
Discover Financial Services	4,698	427,142
Synchrony Financial	6,731	189,747

Total Consumer Finance		2,836,178

Containers & Packaging - 0.1%
Amcor PLC	26,094	279,989
Avery Dennison Corp.	1,535	249,744
Ball Corp.	4,696	226,911

Total Containers & Packaging		756,644

Distributors - 0.1%
Genuine Parts Co.	2,595	387,485
LKQ Corp.	5,845	275,592
Pool Corp.	638	203,018

Total Distributors		866,095

Diversified Financial Services - 1.5%
Apollo Global Management, Inc.	6,541	304,157
Berkshire Hathaway, Inc., Class A*	7	2,845,290
Berkshire Hathaway, Inc., Class B*	24,218	6,466,690

Total Diversified Financial Services		9,616,137

Diversified Telecommunication Services - 0.8%
AT&T, Inc.	142,390	2,184,263
Verizon Communications, Inc.	83,555	3,172,583

Total Diversified Telecommunication Services		5,356,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
Electric Utilities - 1.7%
Alliant Energy Corp.	5,151	$272,952
American Electric Power Co., Inc.	9,856	852,051
Constellation Energy Corp.	5,133	427,014
Duke Energy Corp.	14,166	1,317,721
Edison International	6,252	353,738
Entergy Corp.	3,596	361,866
Evergy, Inc.	3,526	209,444
Eversource Energy	6,729	524,593
Exelon Corp.	19,117	716,123
FirstEnergy Corp.	9,809	362,933
NextEra Energy, Inc.	38,840	3,045,444
PG&E Corp.*	34,122	426,525
PPL Corp.	14,656	371,530
Southern Co.	18,403	1,251,404
Xcel Energy, Inc.	9,027	577,728

Total Electric Utilities		11,071,066

Electrical Equipment - 0.5%
AMETEK, Inc.	4,259	483,013
Eaton Corp. PLC	8,075	1,076,882
Emerson Electric Co.	11,249	823,652
Generac Holdings, Inc.*	1,295	230,691
Hubbell, Inc.	878	195,794
Plug Power, Inc.*(a)	10,064	211,445
Rockwell Automation, Inc.	2,395	515,188

Total Electrical Equipment		3,536,665

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	9,640	645,494
CDW Corp.	2,804	437,648
Corning, Inc.	16,178	469,486
Keysight Technologies, Inc.*	3,502	551,075
TE Connectivity Ltd.	5,154	568,796
Teledyne Technologies, Inc.*	720	242,978
Trimble, Inc.*	3,800	206,226
Zebra Technologies Corp., Class A*	1,083	283,757

Total Electronic Equipment, Instruments & Components		3,405,460

Energy Equipment & Services - 0.3%
Baker Hughes Co.	15,805	331,273
Halliburton Co.	15,182	373,781
Schlumberger NV	26,663	957,201

Total Energy Equipment & Services		1,662,255

Entertainment - 1.3%
Activision Blizzard, Inc.	14,007	1,041,280
Electronic Arts, Inc.	4,759	550,664
Live Nation Entertainment, Inc.*	2,501	190,176
Netflix, Inc.*	8,803	2,072,578
ROBLOX Corp., Class A*	9,294	333,097
Take-Two Interactive Software, Inc.*	2,984	325,256
Walt Disney Co.*	36,241	3,418,614
Warner Bros Discovery, Inc.*	45,652	524,998

Total Entertainment		8,456,663

Equity Real Estate Investment Trusts (REITs) - 2.5%
Alexandria Real Estate Equities, Inc.	2,548	357,204
American Tower Corp.	9,290	1,994,563
AvalonBay Communities, Inc.	2,729	502,654
Boston Properties, Inc.	3,029	227,084
Camden Property Trust	2,228	266,135
Crown Castle, Inc.	7,900	1,141,945
Digital Realty Trust, Inc.	5,635	558,879
Duke Realty Corp.	6,714	323,615
Equinix, Inc.	1,634	929,485
Equity LifeStyle Properties, Inc.	3,537	222,265
Equity Residential	6,823	458,642
Essex Property Trust, Inc.	1,068	258,702
Extra Space Storage, Inc.	2,298	396,888
Gaming and Leisure Properties, Inc.	4,485	198,416
Healthpeak Properties, Inc.	8,558	196,149
Host Hotels & Resorts, Inc.	12,414	197,134
Invitation Homes, Inc.	11,731	396,156
Iron Mountain, Inc.	4,499	197,821
Kimco Realty Corp.	12,846	236,495
Mid-America Apartment Communities, Inc.	2,260	350,458
Prologis, Inc.	13,820	1,404,112
Public Storage	2,893	847,099
Realty Income Corp.	11,855	689,961
SBA Communications Corp.	1,892	538,558
Simon Property Group, Inc.	5,663	508,254
Sun Communities, Inc.	2,534	342,926
UDR, Inc.	4,903	204,504
Ventas, Inc.	6,298	252,991
VICI Properties, Inc.	13,823	412,617
W.P. Carey, Inc.	4,347	303,421
Welltower, Inc.	8,868	570,390
Weyerhaeuser Co.	14,800	422,688

Total Equity Real Estate Investment Trusts (REITs)		15,908,211

Food & Staples Retailing - 1.5%
Costco Wholesale Corp.	8,746	4,130,474
Kroger Co.	12,008	525,350
Sysco Corp.	10,262	725,626
Walgreens Boots Alliance, Inc.	13,185	414,009
Walmart, Inc.	28,273	3,667,008

Total Food & Staples Retailing		9,462,467

Food Products - 1.0%
Archer-Daniels-Midland Co.	9,218	741,588
Bunge Ltd.	2,779	229,462
Conagra Brands, Inc.	8,957	292,267
Darling Ingredients, Inc.*	2,928	193,687
General Mills, Inc.	10,203	781,652
Hershey Co.	2,635	580,939
Hormel Foods Corp.	5,362	243,649
J.M. Smucker Co.	1,908	262,178
Kellogg Co.	3,973	276,759
Kraft Heinz Co.	16,239	541,571
McCormick & Co., Inc., Non-Voting Shares	4,320	307,886
Mondelez International, Inc., Class A	26,483	1,452,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
Tyson Foods, Inc., Class A	5,054	$333,210

Total Food Products		6,236,911

Gas Utilities - 0.0%
Atmos Energy Corp.	2,084	212,255

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	34,210	3,310,160
Align Technology, Inc.*	1,590	329,305
Baxter International, Inc.	8,290	446,499
Becton Dickinson and Co.	5,210	1,160,944
Boston Scientific Corp.*	28,731	1,112,752
Cooper Cos., Inc.	744	196,342
Dexcom, Inc.*	7,418	597,446
Edwards Lifesciences Corp.*	11,249	929,505
Hologic, Inc.*	4,824	311,244
IDEXX Laboratories, Inc.*	1,633	532,031
Insulet Corp.*	905	207,607
Intuitive Surgical, Inc.*	6,387	1,197,179
Medtronic PLC	24,522	1,980,152
ResMed, Inc.	2,774	605,564
STERIS PLC	1,568	260,727
Stryker Corp.	6,490	1,314,485
Zimmer Biomet Holdings, Inc.	4,188	437,855

Total Health Care Equipment & Supplies		14,929,797

Health Care Providers & Services - 3.2%
AmerisourceBergen Corp.	3,034	410,591
Cardinal Health, Inc.	4,959	330,666
Centene Corp.*	9,073	705,970
Cigna Corp.	5,724	1,588,238
CVS Health Corp.	25,882	2,468,366
Elevance Health, Inc.	4,778	2,170,359
HCA Healthcare, Inc.	4,384	805,736
Humana, Inc.	2,329	1,130,008
Laboratory Corp. of America Holdings	1,530	313,359
McKesson Corp.	2,792	948,917
Molina Healthcare, Inc.*	929	306,421
Quest Diagnostics, Inc.	2,278	279,488
UnitedHealth Group, Inc.	17,501	8,838,705

Total Health Care Providers & Services		20,296,824

Health Care Technology - 0.1%
Veeva Systems, Inc., Class A*	2,101	346,413

Hotels, Restaurants & Leisure - 1.7%
Airbnb, Inc., Class A*	7,999	840,215
Booking Holdings, Inc.*	771	1,266,915
Chipotle Mexican Grill, Inc.*	489	734,850
Darden Restaurants, Inc.	1,954	246,829
Domino’s Pizza, Inc.	527	163,475
Expedia Group, Inc.*	3,186	298,496
Hilton Worldwide Holdings, Inc.	5,383	649,298
Las Vegas Sands Corp.*	6,967	261,402
Marriott International, Inc., Class A	5,626	788,428
McDonald’s Corp.	14,598	3,368,343
Starbucks Corp.	22,955	1,934,188
Yum! Brands, Inc.	5,860	623,152

Total Hotels, Restaurants & Leisure		11,175,591

Household Durables - 0.2%
D.R. Horton, Inc.	4,902	330,149
Garmin Ltd.	2,483	199,410
Lennar Corp., Class A	4,887	364,326
NVR, Inc.*	59	235,238

Total Household Durables		1,129,123

Household Products - 1.3%
Church & Dwight Co., Inc.	4,820	344,341
Clorox Co.	2,394	307,366
Colgate-Palmolive Co.	16,860	1,184,415
Kimberly-Clark Corp.	5,993	674,452
Procter & Gamble Co.	47,252	5,965,565

Total Household Products		8,476,139

Independent Power & Renewable Electricity Producers - 0.0%
AES Corp.	11,170	252,442

Industrial Conglomerates - 0.7%
3M Co.	10,397	1,148,869
General Electric Co.	17,243	1,067,514
Honeywell International, Inc.	13,101	2,187,474

Total Industrial Conglomerates		4,403,857

Insurance - 1.9%
Aflac, Inc.	11,223	630,733
Alleghany Corp.*	239	200,609
Allstate Corp.	5,103	635,477
American International Group, Inc.	13,586	645,063
Aon PLC, Class A	3,815	1,021,924
Arch Capital Group Ltd.*	6,108	278,158
Arthur J Gallagher & Co.	3,889	665,875
Brown & Brown, Inc.	4,699	284,196
Chubb Ltd.	7,803	1,419,210
Cincinnati Financial Corp.	3,019	270,412
Hartford Financial Services Group, Inc.	5,830	361,110
Markel Corp.*	292	316,592
Marsh & McLennan Cos., Inc.	9,466	1,413,179
MetLife, Inc.	13,363	812,203
Principal Financial Group, Inc.	4,079	294,300
Progressive Corp.	11,312	1,314,567
Prudential Financial, Inc.	6,543	561,259
Travelers Cos., Inc.	4,471	684,957
W.R. Berkley Corp.	3,909	252,443
Willis Towers Watson PLC	1,877	377,164

Total Insurance		12,439,431

Interactive Media & Services - 4.5%
Alphabet, Inc., Class A*	118,489	11,333,473
Alphabet, Inc., Class C*	106,588	10,248,436
Match Group, Inc.*	4,340	207,235
Meta Platforms, Inc., Class A*	45,172	6,128,937
Pinterest, Inc., Class A*	11,275	262,708
Snap, Inc., Class A*	24,310	238,724
Twitter, Inc.*	13,371	586,185
ZoomInfo Technologies, Inc.*	6,023	250,918

Total Interactive Media & Services		29,256,616

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	180,978	$20,450,514
DoorDash, Inc., Class A*	5,152	254,766
eBay, Inc.	10,029	369,167
Etsy, Inc.*	2,074	207,670

Total Internet & Direct Marketing Retail		21,282,117

IT Services - 4.4%
Accenture PLC, Class A	12,351	3,177,912
Akamai Technologies, Inc.*	2,571	206,503
Automatic Data Processing, Inc.	8,219	1,859,056
Block, Inc.*	10,939	601,536
Broadridge Financial Solutions, Inc.	3,249	468,896
Cloudflare, Inc., Class A*	3,791	209,680
Cognizant Technology Solutions Corp., Class A	9,691	556,651
EPAM Systems, Inc.*	964	349,151
Fidelity National Information Services, Inc.	10,871	821,521
Fiserv, Inc.*	11,965	1,119,565
FleetCor Technologies, Inc.*	1,541	271,478
Gartner, Inc.*	1,438	397,880
Global Payments, Inc.	4,860	525,123
GoDaddy, Inc., Class A*	2,910	206,261
International Business Machines Corp.	16,944	2,013,117
Jack Henry & Associates, Inc.	1,372	250,074
MasterCard, Inc., Class A	16,775	4,769,803
MongoDB, Inc.*	1,124	223,181
Paychex, Inc.	6,070	681,115
PayPal Holdings, Inc.*	23,022	1,981,504
Snowflake, Inc., Class A*	6,050	1,028,258
SS&C Technologies Holdings, Inc.	3,803	181,593
Twilio, Inc., Class A*	3,605	249,250
VeriSign, Inc.*	1,634	283,826
Visa, Inc., Class A	32,143	5,710,204

Total IT Services		28,143,138

Life Sciences Tools & Services - 1.7%
Agilent Technologies, Inc.	5,352	650,536
Avantor, Inc.*	13,598	266,521
Bio-Techne Corp.	830	235,720
Danaher Corp.	13,542	3,497,763
Illumina, Inc.*	2,384	454,843
IQVIA Holdings, Inc.*	3,290	595,951
Mettler-Toledo International, Inc.*	436	472,676
PerkinElmer, Inc.	2,377	286,024
Thermo Fisher Scientific, Inc.	7,774	3,942,895
Waters Corp.*	978	263,600
West Pharmaceutical Services, Inc.	1,371	337,376

Total Life Sciences Tools & Services		11,003,905

Machinery - 1.4%
Caterpillar, Inc.	9,828	1,612,578
Cummins, Inc.	2,787	567,182
Deere & Co.	5,573	1,860,769
Dover Corp.	2,348	273,730
Fortive Corp.	5,866	341,988
IDEX Corp.	1,638	327,354
Illinois Tool Works, Inc.	5,351	966,658
Ingersoll Rand, Inc.	5,192	224,606
Nordson Corp.	1,156	245,384
Otis Worldwide Corp.	7,816	498,661
PACCAR, Inc.	6,970	583,319
Parker-Hannifin Corp.	2,655	643,333
Snap-on, Inc.	1,143	230,143
Stanley Black & Decker, Inc.	2,524	189,830
Westinghouse Air Brake Technologies Corp.	3,739	304,168
Xylem, Inc.	3,491	304,974

Total Machinery		9,174,677

Media - 0.6%
Charter Communications, Inc., Class A*	1,867	566,355
Comcast Corp., Class A	85,809	2,516,778
Omnicom Group, Inc.	4,214	265,861
Trade Desk, Inc., Class A*	7,507	448,543

Total Media		3,797,537

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	26,159	714,925
Newmont Corp.	13,984	587,748
Nucor Corp.	4,609	493,117
Steel Dynamics, Inc.	3,499	248,254

Total Metals & Mining		2,044,044

Multi-Utilities - 0.7%
Ameren Corp.	4,066	327,516
CenterPoint Energy, Inc.	9,503	267,795
CMS Energy Corp.	5,823	339,132
Consolidated Edison, Inc.	6,537	560,613
Dominion Energy, Inc.	16,832	1,163,259
DTE Energy Co.	3,478	400,144
Public Service Enterprise Group, Inc.	8,124	456,813
Sempra Energy	4,943	741,153
WEC Energy Group, Inc.	6,110	546,417

Total Multi-Utilities		4,802,842

Multiline Retail - 0.4%
Dollar General Corp.	3,948	946,967
Dollar Tree, Inc.*	4,424	602,106
Target Corp.	8,720	1,293,961

Total Multiline Retail		2,843,034

Oil, Gas & Consumable Fuels - 4.0%
APA Corp.	5,947	203,328
Cheniere Energy, Inc.	4,827	800,848
Chevron Corp.	35,676	5,125,571
ConocoPhillips	25,375	2,596,878
Coterra Energy, Inc.	13,237	345,750
Devon Energy Corp.	11,987	720,778
Diamondback Energy, Inc.	3,233	389,447
EOG Resources, Inc.	9,525	1,064,228
EQT Corp.	5,689	231,827
Exxon Mobil Corp.	81,804	7,142,307

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
Hess Corp.	4,750	$517,703
Kinder Morgan, Inc.	37,906	630,756
Marathon Oil Corp.	11,753	265,383
Marathon Petroleum Corp.	9,543	947,906
Occidental Petroleum Corp.	14,754	906,633
ONEOK, Inc.	8,770	449,375
Phillips 66	9,052	730,677
Pioneer Natural Resources Co.	4,112	890,371
Targa Resources Corp.	3,569	215,354
Texas Pacific Land Corp.	147	261,253
Valero Energy Corp.	7,295	779,471
Williams Cos., Inc.	21,934	627,970

Total Oil, Gas & Consumable Fuels		25,843,814

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	4,423	954,926

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	40,002	2,843,742
Catalent, Inc.*	3,537	255,937
Eli Lilly & Co.	15,679	5,069,805
Johnson & Johnson	52,004	8,495,374
Merck & Co., Inc.	47,558	4,095,695
Pfizer, Inc.	104,687	4,581,103
Royalty Pharma PLC, Class A	5,918	237,785
Zoetis, Inc.	9,028	1,338,762

Total Pharmaceuticals		26,918,203

Professional Services - 0.3%
Booz Allen Hamilton Holding Corp.	2,261	208,803
CoStar Group, Inc.*	8,289	577,329
Equifax, Inc.	2,593	444,518
Jacobs Solutions, Inc.	2,639	286,305
Leidos Holdings, Inc.	2,689	235,207
Verisk Analytics, Inc.	2,822	481,236

Total Professional Services		2,233,398

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	5,506	371,710

Road & Rail - 1.0%
CSX Corp.	41,200	1,097,568
JB Hunt Transport Services, Inc.	1,574	246,205
Norfolk Southern Corp.	4,489	941,119
Old Dominion Freight Line, Inc.	1,564	389,076
Uber Technologies, Inc.*	39,473	1,046,035
Union Pacific Corp.	12,459	2,427,262

Total Road & Rail		6,147,265

Semiconductors & Semiconductor Equipment - 4.2%
Advanced Micro Devices, Inc.*	31,349	1,986,273
Analog Devices, Inc.	10,041	1,399,113
Applied Materials, Inc.	15,752	1,290,561
Broadcom, Inc.	6,453	2,865,196
Enphase Energy, Inc.*	2,408	668,148
Entegris, Inc.	3,279	272,222
First Solar, Inc.*	1,885	249,329
Intel Corp.	77,214	1,989,805
KLA Corp.	2,474	748,707
Lam Research Corp.	2,481	908,046
Marvell Technology, Inc.	15,152	650,172
Microchip Technology, Inc.	9,821	599,376
Micron Technology, Inc.	20,158	1,009,916
Monolithic Power Systems, Inc.	825	299,805
NVIDIA Corp.	46,379	5,629,947
ON Semiconductor Corp.*	7,436	463,486
QUALCOMM, Inc.	22,396	2,530,300
Skyworks Solutions, Inc.	2,635	224,686
SolarEdge Technologies, Inc.*	1,128	261,087
Teradyne, Inc.	3,109	233,641
Texas Instruments, Inc.	16,988	2,629,403

Total Semiconductors & Semiconductor Equipment		26,909,219

Software - 8.6%
Adobe, Inc.*	9,271	2,551,379
ANSYS, Inc.*	1,395	309,272
Atlassian Corp. PLC, Class A*	2,458	517,630
Autodesk, Inc.*	4,096	765,133
Bill.com Holdings, Inc.*	1,461	193,393
Cadence Design Systems, Inc.*	5,003	817,640
Crowdstrike Holdings, Inc., Class A*	4,301	708,848
Datadog, Inc., Class A*	5,196	461,301
DocuSign, Inc.*	4,296	229,707
Fortinet, Inc.*	11,385	559,345
HubSpot, Inc.*	920	248,510
Intuit, Inc.	5,295	2,050,859
Microsoft Corp.	146,867	34,205,324
NortonLifeLock, Inc.	12,066	243,009
Oracle Corp.	31,264	1,909,293
Palantir Technologies, Inc., Class A*	32,272	262,371
Palo Alto Networks, Inc.*	5,855	958,991
Paycom Software, Inc.*	1,074	354,409
PTC, Inc.*	2,174	227,400
Roper Technologies, Inc.	1,778	639,440
Salesforce, Inc.*	19,915	2,864,574
ServiceNow, Inc.*	3,625	1,368,836
Splunk, Inc.*	2,403	180,706
Synopsys, Inc.*	2,719	830,682
Tyler Technologies, Inc.*	684	237,690
VMware, Inc., Class A	4,505	479,602
Workday, Inc., Class A*	4,114	626,233
Zoom Video Communications, Inc., Class A*	4,693	345,358
Zscaler, Inc.*	1,567	257,568

Total Software		55,404,503

Specialty Retail - 1.9%
AutoZone, Inc.*	325	696,127
Best Buy Co., Inc.	3,265	206,805
CarMax, Inc.*	2,456	162,145
Home Depot, Inc.	20,069	5,537,840
Lowe’s Cos., Inc.	12,076	2,267,994
O’Reilly Automotive, Inc.*	1,202	845,427
Ross Stores, Inc.	6,241	525,929
TJX Cos., Inc.	22,888	1,421,803

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Efficient Core Fund (NTSX)

September 30, 2022

Investments	Shares	Value
Tractor Supply Co.	1,965	$365,254
Ulta Beauty, Inc.*	975	391,160

Total Specialty Retail		12,420,484

Technology Hardware, Storage & Peripherals - 6.5%
Apple, Inc.	297,536	41,119,475
Hewlett Packard Enterprise Co.	26,322	315,338
HP, Inc.	16,431	409,460
NetApp, Inc.	3,906	241,586

Total Technology Hardware, Storage & Peripherals		42,085,859

Textiles, Apparel & Luxury Goods - 0.4%
Lululemon Athletica, Inc.*	1,981	553,808
NIKE, Inc., Class B	24,591	2,044,004

Total Textiles, Apparel & Luxury Goods		2,597,812

Tobacco - 0.6%
Altria Group, Inc.	33,057	1,334,842
Philip Morris International, Inc.	27,155	2,254,136

Total Tobacco		3,588,978

Trading Companies & Distributors - 0.2%
Fastenal Co.	11,407	525,178
United Rentals, Inc.*	1,251	337,920
W.W. Grainger, Inc.	968	473,536

Total Trading Companies & Distributors		1,336,634

Water Utilities - 0.1%
American Water Works Co., Inc.	3,178	413,648

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc.*	12,626	1,694,030

Total United States		587,819,604

TOTAL INVESTMENTS IN SECURITIES - 92.0% (Cost: $671,934,498)		592,932,368
Other Assets less Liabilities - 8.0%		51,394,976

NET ASSETS - 100.0%		$644,327,344

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $412,924 and the total market value of the collateral held by the Fund was $423,586. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $423,586.

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Value	Unrealized Depreciation
2 Year U.S. Treasury Note	413	12/30/22	$84,826,328	$(1,361,269)
5 Year U.S. Treasury Note	786	12/30/22	84,501,141	(2,891,976)
10 Year U.S. Treasury Note	752	12/20/22	84,271,000	(3,968,327)
U.S. Treasury Long Bond	656	12/20/22	82,922,500	(6,478,383)
Ultra 10 Year U.S. Treasury Note	706	12/20/22	83,649,969	(4,849,299)

			$420,170,938	$(19,549,254)

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total

Assets:
Investments in Securities
Common Stocks
Interactive Media & Services	$29,256,616	$—	$0	*	$29,256,616
Other	563,675,752	—	—		563,675,752

Total Investments in Securities	$592,932,368	$—	$0		$592,932,368

Liabilities:
Financial Derivative Instruments
Futures Contracts [1]	$(19,549,254)	$—	$—		$(19,549,254)

Total - Net	$573,383,114	$—	$0		$573,383,114

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.
[1]	Amount shown represents the unrealized appreciation (depreciation) on the financial instrument.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 3.0%

IT Services - 0.7%
Appen Ltd.	2,376	$4,766

Software - 2.3%
BrainChip Holdings Ltd.*	29,977	16,768

Total Australia		21,534

Canada - 3.7%

Machinery - 2.0%
ATS Automation Tooling Systems, Inc.*	520	13,798

Software - 1.7%
Kinaxis, Inc.*	122	12,170

Total Canada		25,968

China - 7.3%

Auto Components - 1.3%
Nexteer Automotive Group Ltd.	17,000	9,226

Automobiles - 1.0%
NIO, Inc., ADR*	455	7,175

Interactive Media & Services - 2.4%
Baidu, Inc., ADR*	89	10,457
Tencent Holdings Ltd.	200	6,787

Total Interactive Media & Services		17,244

Internet & Direct Marketing Retail - 1.0%
Alibaba Group Holding Ltd., ADR*	86	6,879

Semiconductors & Semiconductor Equipment - 1.6%
NXP Semiconductors NV	78	11,506

Total China		52,030

France - 1.6%

Auto Components - 1.6%
Valeo	742	11,361

Israel - 1.6%

Health Care Equipment & Supplies - 0.8%
Nano-X Imaging Ltd.*	463	5,311

Technology Hardware, Storage & Peripherals - 0.8%
Nano Dimension Ltd., ADR*	2,469	5,901

Total Israel		11,212

Italy - 0.2%

Software - 0.2%
Kaleyra, Inc.*	1,533	1,487

Japan - 11.1%

Auto Components - 1.9%
Denso Corp.	300	13,650

Electronic Equipment, Instruments & Components - 1.3%
Omron Corp.	200	9,142

Machinery - 2.0%
FANUC Corp.	100	13,997

Software - 4.9%
AI inside, Inc.*	300	8,726
Appier Group, Inc.*	1,400	11,742
PKSHA Technology, Inc.*	1,100	14,302

Total Software		34,770

Wireless Telecommunication Services - 1.0%
SoftBank Group Corp.	200	6,771

Total Japan		78,330

Netherlands - 2.7%

Semiconductors & Semiconductor Equipment - 2.7%
ASML Holding NV, Registered shares	20	8,307
STMicroelectronics NV	343	10,835

Total Semiconductors & Semiconductor Equipment		19,142

South Korea - 4.1%

Semiconductors & Semiconductor Equipment - 1.6%
SK Hynix, Inc.	201	11,675

Software - 0.8%
Alchera, Inc.*	789	5,333

Technology Hardware, Storage & Peripherals - 1.7%
Samsung Electronics Co. Ltd.	316	11,728

Total South Korea		28,736

Sweden - 2.0%

Electronic Equipment, Instruments & Components - 2.0%
Hexagon AB, Class B	1,257	11,859
Smart Eye AB*	349	2,202

Total Electronic Equipment, Instruments & Components		14,061

Taiwan - 6.8%

Semiconductors & Semiconductor Equipment - 6.8%
Alchip Technologies Ltd.	500	13,654
Macronix International Co. Ltd.	14,000	13,736
Nanya Technology Corp.	7,000	10,792
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	148	10,147

Total Semiconductors & Semiconductor Equipment		48,329

United Kingdom - 1.3%

Software - 1.3%
Darktrace PLC*	2,753	9,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2022

Investments	Shares	Value
United States - 54.5%

Auto Components - 1.3%
Luminar Technologies, Inc.*	1,218	$8,873

Automobiles - 2.0%
Tesla, Inc.*	54	14,323

Biotechnology - 1.2%
Recursion Pharmaceuticals, Inc., Class A*	808	8,597

Consumer Finance - 0.3%
Upstart Holdings, Inc.*	100	2,079

Electrical Equipment - 1.0%
Stem, Inc.*	540	7,204

Electronic Equipment, Instruments & Components - 1.5%
Cognex Corp.	257	10,653

Insurance - 0.6%
Lemonade, Inc.*	197	4,172

Interactive Media & Services - 1.3%
Alphabet, Inc., Class A*	100	9,565

Internet & Direct Marketing Retail - 1.3%
Amazon.com, Inc.*	80	9,040

IT Services - 3.4%
Grid Dynamics Holdings, Inc.*	625	11,706
Snowflake, Inc., Class A*	47	7,988
Twilio, Inc., Class A*	65	4,494

Total IT Services		24,188

Life Sciences Tools & Services - 1.1%
Illumina, Inc.*	39	7,441

Machinery - 1.8%
Deere & Co.	38	12,688

Semiconductors & Semiconductor Equipment - 17.7%
Advanced Micro Devices, Inc.*	126	7,983
Analog Devices, Inc.	99	13,795
Ceva, Inc.*	269	7,056
GLOBALFOUNDRIES, Inc.*	234	11,314
Lattice Semiconductor Corp.*	212	10,432
Marvell Technology, Inc.	248	10,642
NVIDIA Corp.	62	7,526
ON Semiconductor Corp.*	289	18,013
QUALCOMM, Inc.	117	13,219
Teradyne, Inc.	122	9,168
Wolfspeed, Inc.*	158	16,331

Total Semiconductors & Semiconductor Equipment		125,479

Software - 18.1%
ANSYS, Inc.*	31	6,873
Appian Corp.*	155	6,329
Autodesk, Inc.*	43	8,032
C3.ai, Inc., Class A*	382	4,775
Cadence Design Systems, Inc.*	102	16,670
Cerence, Inc.*	178	2,803
Crowdstrike Holdings, Inc., Class A*	79	13,020
CS Disco, Inc.*	285	2,850
Dynatrace, Inc.*	259	9,016
Microsoft Corp.	41	9,549
Pegasystems, Inc.	207	6,653
PROS Holdings, Inc.*	716	17,685
Synopsys, Inc.*	53	16,192
UiPath, Inc., Class A*	334	4,212
Veritone, Inc.*	678	3,817

Total Software		128,476

Technology Hardware, Storage & Peripherals - 1.9%
Apple, Inc.	98	13,544

Total United States		386,322

TOTAL COMMON STOCKS (Cost: $1,177,105)		707,581

RIGHTS - 0.0%

South Korea - 0.0%
Alchera, Inc., expiring 11/1/22* (Cost: $0)	226	51

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,177,105)		707,632
Other Assets less Liabilities - 0.1%		686

NET ASSETS - 100.0%		$708,318

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Artificial Intelligence and Innovation Fund (WTAI)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$707,581	$—	$—	$707,581
Rights	—	51	—	51

Total Investments in Securities	$707,581	$51	$—	$707,632

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 6.1%

Metals & Mining - 6.1%
Allkem Ltd.*	15,807	$140,759
IGO Ltd.	3,155	27,791
Mincor Resources NL*	24,111	28,291
Mineral Resources Ltd.	323	13,654
South32 Ltd.	3,245	7,574
Syrah Resources Ltd.*	60,516	63,810

Total Metals & Mining		281,879

Belgium - 2.8%

Chemicals - 2.8%
Umicore SA	4,415	130,317

Brazil - 0.2%

Metals & Mining - 0.2%
Vale SA	698	9,297

Canada - 0.1%

Metals & Mining - 0.1%
Lundin Mining Corp.	1,334	6,777

Chile - 2.5%

Chemicals - 2.5%
Sociedad Quimica y Minera de Chile SA, ADR	1,263	114,617

China - 25.4%

Chemicals - 8.1%
Do-Fluoride New Materials Co. Ltd., Class A	6,300	31,725
Guangzhou Tinci Materials Technology Co. Ltd., Class A	5,700	35,227
Ningbo Shanshan Co. Ltd., Class A	10,800	31,586
Shanghai Putailai New Energy Technology Co. Ltd., Class A	6,600	51,658
Shenzhen Capchem Technology Co. Ltd., Class A	7,840	46,056
Shenzhen Dynanonic Co. Ltd., Class A	900	35,575
Shinghwa Advanced Material Group Co. Ltd., Class A	900	12,205
Sichuan Yahua Industrial Group Co. Ltd., Class A	19,800	70,600
Yunnan Energy New Material Co. Ltd., Class A	2,400	58,617

Total Chemicals		373,249

Construction & Engineering - 0.5%
China Energy Engineering Corp. Ltd., Class H	222,000	23,190

Electrical Equipment - 12.2%
Beijing Easpring Material Technology Co. Ltd., Class A	2,400	22,222
Camel Group Co. Ltd., Class A	100,500	118,838
Contemporary Amperex Technology Co. Ltd., Class A	2,100	118,088
East Group Co. Ltd., Class A	46,700	42,579
Jiangxi Special Electric Motor Co. Ltd., Class A*	17,100	47,085
NARI Technology Co. Ltd., Class A	38,420	134,028
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	6,644	78,423

Total Electrical Equipment		561,263

Energy Equipment & Services - 0.2%
Cangzhou Mingzhu Plastic Co. Ltd., Class A	16,500	10,947

Metals & Mining - 3.6%
China Nonferrous Mining Corp. Ltd.	48,000	18,344
Ganfeng Lithium Co. Ltd., Class A	10,500	110,226
Jinchuan Group International Resources Co. Ltd.	96,000	9,294
Nanjing Hanrui Cobalt Co. Ltd., Class A	1,800	11,072
Xiamen Tungsten Co. Ltd., Class A	6,000	19,046

Total Metals & Mining		167,982

Pharmaceuticals - 0.5%
Zhejiang NHU Co. Ltd., Class A	6,880	21,415

Semiconductors & Semiconductor Equipment - 0.3%
NXP Semiconductors NV	90	13,276

Total China		1,171,322

Finland - 1.1%

Machinery - 1.1%
Wartsila Oyj Abp	7,588	48,928

France - 4.3%

Aerospace & Defense - 0.9%
Airbus SE	482	41,973

Automobiles - 0.6%
Renault SA*	1,074	29,428

Electric Utilities - 1.3%
Electricite de France SA	5,094	59,335

Metals & Mining - 0.3%
Eramet SA	165	13,158

Multi-Utilities - 1.2%
Engie SA	4,637	53,794

Total France		197,688

Germany - 8.5%

Automobiles - 1.7%
Bayerische Motoren Werke AG	993	68,086
Mercedes-Benz Group AG	234	12,000

Total Automobiles		80,086

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2022

Investments	Shares	Value
Chemicals - 3.0%
BASF SE	3,555	$137,913

Electrical Equipment - 1.4%
SFC Energy AG*	1,604	27,656
SGL Carbon SE*	5,991	35,215

Total Electrical Equipment		62,871

Industrial Conglomerates - 0.9%
Siemens AG, Registered Shares	440	43,622

Multi-Utilities - 1.3%
E.ON SE	7,651	59,183

Semiconductors & Semiconductor Equipment - 0.2%
Infineon Technologies AG	404	8,988

Total Germany		392,663

Indonesia - 4.1%

Metals & Mining - 4.1%
Aneka Tambang Tbk	126,000	16,053
Nickel Industries Ltd.	28,796	14,626
Vale Indonesia Tbk PT*	383,100	161,014

Total Metals & Mining		191,693

Japan - 17.1%

Auto Components - 0.3%
Denso Corp.	300	13,650

Automobiles - 1.7%
Honda Motor Co. Ltd., ADR	614	13,256
Nissan Motor Co. Ltd.	15,600	49,598
Toyota Motor Corp.	1,200	15,553

Total Automobiles		78,407

Building Products - 0.6%
Central Glass Co. Ltd.	1,200	27,566

Chemicals - 2.9%
Asahi Kasei Corp.	4,500	29,706
Showa Denko KK	1,200	17,028
Tanaka Chemical Corp.*	2,400	24,424
W-Scope Corp.*	6,900	63,020

Total Chemicals		134,178

Electrical Equipment - 2.1%
Fujikura Ltd.	3,000	17,866
GS Yuasa Corp.	3,600	56,159
Nippon Carbon Co. Ltd.	900	24,685

Total Electrical Equipment		98,710

Electronic Equipment, Instruments & Components - 4.2%
Iriso Electronics Co. Ltd.	600	16,436
TDK Corp.	5,700	175,436

Total Electronic Equipment, Instruments & Components		191,872

Household Durables - 0.4%
Panasonic Holdings Corp.	1,500	10,513
Sony Group Corp.	100	6,416

Total Household Durables		16,929

Industrial Conglomerates - 0.5%
Toshiba Corp.	600	21,340

Machinery - 0.6%
Mitsubishi Heavy Industries Ltd.	900	29,883

Metals & Mining - 1.6%
Nippon Denko Co. Ltd.	29,100	67,148
Sumitomo Metal Mining Co. Ltd.	300	8,622

Total Metals & Mining		75,770

Oil, Gas & Consumable Fuels - 2.2%
Iwatani Corp.	2,700	101,661

Total Japan		789,966

Netherlands - 3.2%

Electrical Equipment - 3.2%
Alfen Beheer BV*(a)	1,580	146,705

Russia - 0.0%

Metals & Mining - 0.0%
MMC Norilsk Nickel PJSC, ADR†	36	0

South Africa - 0.2%

Metals & Mining - 0.2%
African Rainbow Minerals Ltd.	638	8,680

South Korea - 4.8%

Automobiles - 0.3%
Hyundai Motor Co.	108	13,324

Chemicals - 1.9%
LG Chem Ltd.	165	61,816
Soulbrain Co. Ltd.	216	26,858

Total Chemicals		88,674

Electrical Equipment - 1.4%
Ecopro BM Co. Ltd.	407	25,062
Hyundai Electric & Energy System Co. Ltd.*	647	14,403
LS Electric Co. Ltd.	779	25,428

Total Electrical Equipment		64,893

Electronic Equipment, Instruments & Components - 1.2%
Samsung SDI Co. Ltd.	147	56,100

Total South Korea		222,991

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2022

Investments	Shares	Value
Sweden - 0.5%

Machinery - 0.3%
Volvo AB, Class B	848	$12,079

Metals & Mining - 0.2%
Boliden AB	312	9,743

Total Sweden		21,822

Taiwan - 1.6%

Electronic Equipment, Instruments & Components - 1.6%
Simplo Technology Co. Ltd.	9,000	74,837

United Kingdom - 1.5%

Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC*	52,074	40,453

Chemicals - 0.6%
Johnson Matthey PLC	1,326	27,125

Total United Kingdom		67,578

United States - 15.4%

Aerospace & Defense - 1.5%
Boeing Co.*	208	25,185
Lockheed Martin Corp.	120	46,355

Total Aerospace & Defense		71,540

Auto Components - 2.6%
Solid Power, Inc.*	23,259	122,342

Automobiles - 1.9%
General Motors Co.	674	21,628
Tesla, Inc.*	247	65,517

Total Automobiles		87,145

Construction & Engineering - 0.5%
Primoris Services Corp.	1,320	21,450

Electrical Equipment - 5.0%
EnerSys	2,111	122,797
GrafTech International Ltd.	2,072	8,930
SES AI Corp.*	19,874	96,985

Total Electrical Equipment		228,712

Electronic Equipment, Instruments & Components - 0.7%
Amphenol Corp., Class A	221	14,798
Belden, Inc.	279	16,746

Total Electronic Equipment, Instruments & Components		31,544

Independent Power & Renewable Electricity Producers - 0.7%
AES Corp.	1,476	33,358

Industrial Conglomerates - 0.5%
General Electric Co.	341	21,111

Machinery - 1.0%
Caterpillar, Inc.	222	36,426
ITT, Inc.	156	10,193

Total Machinery		46,619

Metals & Mining - 0.3%
Steel Dynamics, Inc.	180	12,771

Semiconductors & Semiconductor Equipment - 0.7%
QUALCOMM, Inc.	177	19,998
Texas Instruments, Inc.	90	13,930

Total Semiconductors & Semiconductor Equipment		33,928

Total United States		710,520

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $5,496,685)		4,588,280
Other Assets less Liabilities - 0.6%		25,778

NET ASSETS - 100.0%		$4,614,058

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represents 0.0% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Battery Value Chain and Innovation Fund (WBAT)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Assets:
Investments in Securities
Common Stocks
Metals & Mining	$777,750	$—	$0	*	$777,750
Other	3,810,530	—	—		3,810,530

Total Investments in Securities	$4,588,280	$—	$0		$4,588,280

*	Securities are being fair valued using significant unobservable inputs by the Pricing Committee.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 0.8%

Chemicals - 0.8%
Nutrien Ltd.	416	$34,686

Denmark - 3.2%

Biotechnology - 1.2%
Genmab A/S, ADR*	1,615	51,890

Chemicals - 2.0%
Chr Hansen Holding A/S	668	32,987
Novozymes A/S, Class B	1,181	59,626

Total Chemicals		92,613

Total Denmark		144,503

Germany - 4.4%

Biotechnology - 1.2%
BioNTech SE, ADR	376	50,715
CureVac NV*	656	5,169

Total Biotechnology		55,884

Life Sciences Tools & Services - 0.6%
Evotec SE*	1,543	27,141

Oil, Gas & Consumable Fuels - 1.6%
VERBIO Vereinigte BioEnergie AG	1,232	73,019

Pharmaceuticals - 1.0%
Bayer AG, Registered Shares	929	43,152

Total Germany		199,196

Japan - 2.4%

Biotechnology - 0.9%
Takara Bio, Inc.	3,500	41,131

Pharmaceuticals - 1.5%
Takeda Pharmaceutical Co. Ltd.	2,600	67,665

Total Japan		108,796

Netherlands - 2.1%

Biotechnology - 0.6%
uniQure NV*	1,346	25,251

Life Sciences Tools & Services - 1.5%
QIAGEN NV*	1,666	68,773

Total Netherlands		94,024

Norway - 0.3%

Chemicals - 0.3%
Borregaard ASA	1,138	13,430

Sweden - 0.6%

Biotechnology - 0.5%
Vitrolife AB	1,626	23,297

Life Sciences Tools & Services - 0.1%
BICO Group AB, Class B*	926	2,473

Total Sweden		25,770

Switzerland - 1.7%

Biotechnology - 0.5%
CRISPR Therapeutics AG*	373	24,375

Pharmaceuticals - 1.2%
Novartis AG, Registered Shares	690	52,950

Total Switzerland		77,325

United Kingdom - 3.8%

Biotechnology - 0.7%
Genus PLC	1,143	33,404

Life Sciences Tools & Services - 0.2%
Oxford Nanopore Technologies PLC*	3,728	10,674

Personal Products - 0.3%
Haleon PLC*	4,262	13,286

Pharmaceuticals - 2.6%
AstraZeneca PLC, ADR	2,152	118,016

Total United Kingdom		175,380

United States - 80.6%

Biotechnology - 39.9%
2seventy bio, Inc.*	616	8,963
Agenus, Inc.*	18,318	37,552
Agios Pharmaceuticals, Inc.*	1,212	34,275
Allogene Therapeutics, Inc.*	3,906	42,185
Alnylam Pharmaceuticals, Inc.*	396	79,263
Amgen, Inc.	343	77,312
Amicus Therapeutics, Inc.*	5,133	53,589
Arcturus Therapeutics Holdings, Inc.*	1,387	20,555
Arrowhead Pharmaceuticals, Inc.*	593	19,599
Beam Therapeutics, Inc.*	606	28,870
Biogen, Inc.*	297	79,299
BioMarin Pharmaceutical, Inc.*	747	63,323
Blueprint Medicines Corp.*	763	50,274
Bridgebio Pharma, Inc.*	1,164	11,570
Editas Medicine, Inc.*	1,134	13,880
Exact Sciences Corp.*	433	14,068
Fate Therapeutics, Inc.*	496	11,115
Generation Bio Co.*	1,669	8,862
Geron Corp.*	23,523	55,044
Gilead Sciences, Inc.	1,284	79,210
Gossamer Bio, Inc.*	6,857	82,147
Inovio Pharmaceuticals, Inc.*	9,898	17,074
Intellia Therapeutics, Inc.*	311	17,404
Ionis Pharmaceuticals, Inc.*	1,002	44,318
Iovance Biotherapeutics, Inc.*	1,386	13,278
MacroGenics, Inc.*	1,607	5,560
Mirati Therapeutics, Inc.*	246	17,181
Moderna, Inc.*	291	34,411
Myriad Genetics, Inc.*	2,133	40,698
Natera, Inc.*	579	25,372

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2022

Investments	Shares	Value
Novavax, Inc.*	241	$4,386
Precigen, Inc.*	8,258	17,507
Regeneron Pharmaceuticals, Inc.*	135	92,997
REGENXBIO, Inc.*	2,330	61,582
Rocket Pharmaceuticals, Inc.*	899	14,348
Sana Biotechnology, Inc.*	4,262	25,572
Sangamo Therapeutics, Inc.*	5,604	27,460
Sarepta Therapeutics, Inc.*	799	88,321
Seagen, Inc.*	440	60,205
Sorrento Therapeutics, Inc.*	5,723	8,985
Stoke Therapeutics, Inc.*	2,246	28,839
Twist Bioscience Corp.*	355	12,510
Ultragenyx Pharmaceutical, Inc.*	562	23,272
United Therapeutics Corp.*	84	17,588
Vaxart, Inc.*	5,344	11,650
VBI Vaccines, Inc.*	13,399	9,457
Veracyte, Inc.*	1,913	31,756
Vericel Corp.*	938	21,762
Vertex Pharmaceuticals, Inc.*	382	110,604
Verve Therapeutics, Inc.*	1,762	60,525

Total Biotechnology		1,815,577

Chemicals - 6.0%
Amyris, Inc.*	4,594	13,414
Corteva, Inc.	1,565	89,440
Dow, Inc.	1,199	52,672
DuPont de Nemours, Inc.	736	37,094
FMC Corp.	691	73,039
Ginkgo Bioworks Holdings, Inc.*	2,656	8,287

Total Chemicals		273,946

Food Products - 5.4%
Archer-Daniels-Midland Co.	1,164	93,644
Benson Hill, Inc.*	7,711	21,128
Beyond Meat, Inc.*	475	6,731
Darling Ingredients, Inc.*	1,097	72,566
Tyson Foods, Inc., Class A	770	50,766

Total Food Products		244,835

Health Care Providers & Services - 1.5%
Invitae Corp.*	1,885	4,637
Laboratory Corp. of America Holdings	302	61,853

Total Health Care Providers & Services		66,490

Life Sciences Tools & Services - 13.2%
10X Genomics, Inc., Class A*	276	7,861
Agilent Technologies, Inc.	622	75,604
Berkeley Lights, Inc.*	4,204	12,023
Bio-Rad Laboratories, Inc., Class A*	99	41,297
Bio-Techne Corp.	186	52,824
Codexis, Inc.*	1,065	6,454
Danaher Corp.	323	83,428
Illumina, Inc.*	204	38,921
NanoString Technologies, Inc.*	798	10,190
NeoGenomics, Inc.*	1,894	16,307
Pacific Biosciences of California, Inc.*	1,254	7,279
PerkinElmer, Inc.	632	76,049
Personalis, Inc.*	2,514	7,467
Repligen Corp.*	425	79,522
Thermo Fisher Scientific, Inc.	170	86,222

Total Life Sciences Tools & Services		601,448

Oil, Gas & Consumable Fuels - 2.1%
Alto Ingredients, Inc.*	9,931	36,149
Green Plains, Inc.*	1,986	57,733

Total Oil, Gas & Consumable Fuels		93,882

Pharmaceuticals - 12.5%
Catalent, Inc.*	740	53,546
Eli Lilly & Co.	432	139,687
GSK PLC	3,452	50,319
Johnson & Johnson	497	81,190
Merck & Co., Inc.	997	85,862
Pfizer, Inc.	2,087	91,327
Zoetis, Inc.	451	66,879

Total Pharmaceuticals		568,810

Total United States		3,664,988

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $5,917,587)		4,538,098
Other Assets less Liabilities - 0.1%		6,327

NET ASSETS - 100.0%		$4,544,425

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree BioRevolution Fund (WDNA)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$4,538,098	$—	$—	$4,538,098

Total Investments in Securities	$4,538,098	$—	$—	$4,538,098

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 99.9%

Canada - 1.2%

IT Services - 1.2%
Shopify, Inc., Class A*	283,959	$7,649,856

Israel - 3.3%

IT Services - 1.8%
Wix.com Ltd.*	140,322	10,977,390

Software - 1.5%
JFrog Ltd.*	419,812	9,282,043

Total Israel		20,259,433

United States - 95.4%

Diversified Consumer Services - 1.3%
2U, Inc.*(a)	1,286,415	8,040,094

Health Care Technology - 2.3%
Definitive Healthcare Corp.*	468,175	7,275,440
Veeva Systems, Inc., Class A*	44,332	7,309,460

Total Health Care Technology		14,584,900

Interactive Media & Services - 2.3%
Vimeo, Inc.*	1,492,912	5,971,648
ZoomInfo Technologies, Inc.*	198,721	8,278,717

Total Interactive Media & Services		14,250,365

IT Services - 17.3%
AvidXchange Holdings, Inc.*	1,151,134	9,692,548
BigCommerce Holdings, Inc., Series 1*	528,891	7,827,587
Block, Inc.*	131,048	7,206,329
Cloudflare, Inc., Class A*	142,065	7,857,615
DigitalOcean Holdings, Inc.*	223,417	8,080,993
Fastly, Inc., Class A*(a)	940,039	8,610,757
MongoDB, Inc.*	28,735	5,705,622
Okta, Inc.*	101,925	5,796,475
PayPal Holdings, Inc.*	101,161	8,706,927
Snowflake, Inc., Class A*	63,206	10,742,492
Squarespace, Inc., Class A*(a)	464,549	9,922,767
Toast, Inc., Class A*(a)	531,729	8,890,509
Twilio, Inc., Class A*	127,759	8,833,257

Total IT Services		107,873,878

Software - 72.2%
Adobe, Inc.*	23,127	6,364,550
Amplitude, Inc., Class A*(a)	608,638	9,415,630
Appfolio, Inc., Class A*	91,013	9,530,881
Asana, Inc., Class A*(a)	442,630	9,839,665
Atlassian Corp. PLC, Class A*	36,235	7,630,729
Bill.com Holdings, Inc.*	55,482	7,344,152
Blackline, Inc.*	137,408	8,230,739
Blend Labs, Inc., Class A*(a)	3,162,025	6,988,075
Box, Inc., Class A*	322,135	7,856,873
Braze, Inc., Class A*(a)	204,537	7,124,024
C3.ai, Inc., Class A*(a)	491,769	6,147,112
Clearwater Analytics Holdings, Inc., Class A*(a)	628,840	10,558,224
Confluent, Inc., Class A*(a)	337,763	8,028,626
Coupa Software, Inc.*	144,230	8,480,724
Crowdstrike Holdings, Inc., Class A*	51,133	8,427,230
CS Disco, Inc.*(a)	704,914	7,049,140
Datadog, Inc., Class A*	92,522	8,214,103
DocuSign, Inc.*	148,228	7,925,751
Domo, Inc., Class B*	345,339	6,212,649
Dropbox, Inc., Class A*	415,668	8,612,641
Elastic NV*	121,465	8,713,899
Everbridge, Inc.*	284,360	8,781,037
Five9, Inc.*	88,384	6,627,032
Freshworks, Inc., Class A*(a)	676,954	8,780,093
Gitlab, Inc., Class A*(a)	160,166	8,203,702
HubSpot, Inc.*	27,518	7,433,162
Momentive Global, Inc.*	1,321,281	7,676,643
Monday.com Ltd.*	77,239	8,754,268
nCino, Inc.*(a)	292,303	9,970,455
New Relic, Inc.*	153,880	8,829,634
Olo, Inc., Class A*(a)	1,297,542	10,250,582
PagerDuty, Inc.*(a)	378,418	8,730,103
Paycom Software, Inc.*	25,915	8,551,691
Paylocity Holding Corp.*	37,769	9,124,235
Procore Technologies, Inc.*	165,591	8,193,443
Q2 Holdings, Inc.*	223,784	7,205,845
Qualtrics International, Inc., Class A*	776,498	7,904,750
Qualys, Inc.*	63,633	8,869,804
RingCentral, Inc., Class A*	213,274	8,522,429
Salesforce, Inc.*	52,841	7,600,649
SentinelOne, Inc., Class A*	368,335	9,414,643
ServiceNow, Inc.*	20,408	7,706,265
Smartsheet, Inc., Class A*	278,966	9,585,272
Sprinklr, Inc., Class A*	832,568	7,676,277
Sprout Social, Inc., Class A*	161,754	9,815,233
Sumo Logic, Inc.*	1,202,283	9,017,122
Tenable Holdings, Inc.*	235,646	8,200,481
UiPath, Inc., Class A*(a)	545,872	6,883,446
Workday, Inc., Class A*	57,759	8,792,075
Workiva, Inc.*	138,037	10,739,279
Yext, Inc.*	2,106,018	9,392,840
Zoom Video Communications, Inc., Class A*	97,578	7,180,765
Zscaler, Inc.*	58,778	9,661,340
Zuora, Inc., Class A*	1,058,794	7,813,899

Total Software		450,583,911

Total United States		595,333,148

TOTAL COMMON STOCKS (Cost: $1,085,767,500)		623,242,437

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2022

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.9%

United States - 5.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b) (Cost: $37,099,359)	37,099,359	$37,099,359

TOTAL INVESTMENTS IN SECURITIES - 105.8% (Cost: $1,122,866,859)		660,341,796
Other Assets less Liabilities - (5.8)%		(36,224,486)

NET ASSETS - 100.0%		$624,117,310

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $66,737,964 and the total market value of the collateral held by the Fund was $69,230,250. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $32,130,891.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cloud Computing Fund (WCLD)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$623,242,437	$—	$—	$623,242,437
Investment of Cash Collateral for Securities Loaned	—	37,099,359	—	37,099,359

Total Investments in Securities	$623,242,437	$37,099,359	$—	$660,341,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2022

Investments	Shares	Value
COMMON STOCKS - 97.0%

Canada - 0.3%

Software - 0.3%
Absolute Software Corp.(a)	8,975	$104,378

Israel - 1.2%

Communications Equipment - 1.2%
Radware Ltd.*	16,487	359,252

Japan - 4.2%

Software - 4.2%
Trend Micro, Inc.	23,600	1,275,015

South Korea - 1.9%

Software - 1.9%
Ahnlab, Inc.	13,168	566,959

United Kingdom - 4.0%

Software - 4.0%
Darktrace PLC*(a)	364,062	1,199,293

United States - 85.4%

IT Services - 17.9%
Akamai Technologies, Inc.*	15,350	1,232,912
Cloudflare, Inc., Class A*	25,596	1,415,715
Fastly, Inc., Class A*(a)	143,785	1,317,071
Okta, Inc.*	26,044	1,481,122

Total IT Services		5,446,820

Software - 67.5%
Crowdstrike Holdings, Inc., Class A*	8,826	1,454,613
CyberArk Software Ltd.*	6,878	1,031,287
Datadog, Inc., Class A*	16,761	1,488,041
Elastic NV*	18,692	1,340,964
ForgeRock, Inc., Class A*	36,968	537,145
Fortinet, Inc.*	31,444	1,544,844
HashiCorp, Inc., Class A*(a)	45,852	1,475,976
Palo Alto Networks, Inc.*	8,940	1,464,283
Ping Identity Holding Corp.*	49,811	1,398,195
Qualys, Inc.*	8,806	1,227,468
Rapid7, Inc.*	29,166	1,251,221
SentinelOne, Inc., Class A*	60,079	1,535,619
Splunk, Inc.*	11,180	840,736
Sumo Logic, Inc.*	76,804	576,030
Tenable Holdings, Inc.*	33,772	1,175,266
Varonis Systems, Inc.*	35,396	938,702
Zscaler, Inc.*	7,478	1,229,159

Total Software		20,509,549

Total United States		25,956,369

TOTAL COMMON STOCKS (Cost: $45,182,502)		29,461,266

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.2%

United States - 3.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 3.07%(b) (Cost: $973,033)	973,033	973,033

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $46,155,535)		30,434,299
Other Assets less Liabilities - (0.2)%		(52,676)

NET ASSETS - 100.0%		$30,381,623

*	Non-income producing security.
(a)

Security, or portion thereof, was on loan at September 30, 2022. At September 30, 2022, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,527,575 and the total market value of the collateral held by the Fund was $1,591,469. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $618,436.

(b)	Rate shown represents annualized 7-day yield as of September 30, 2022.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Cybersecurity Fund (WCBR)

September 30, 2022

FAIR VALUATION SUMMARY

The following is a summary of the fair valuations according to the inputs used as of September 30, 2022 in valuing the Fund’s investments:

	Quoted Prices in Active Markets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities
Common Stocks	$29,461,266	$—	$—	$29,461,266
Investment of Cash Collateral for Securities Loaned	—	973,033	—	973,033

Total Investments in Securities	$29,461,266	$973,033	$—	$30,434,299

CURRENCY ABBREVIATIONS:

AUD	Australian dollar
BRL	Brazilian real
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
KRW	South Korean won
MXN	Mexican peso
NOK	Norwegian krone
PLN	Polish zloty
SEK	Swedish krona
SGD	Singapore dollar
TWD	New Taiwan dollar
USD	U.S. dollar
ZAR	South African rand

OTHER ABBREVIATIONS:

ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen (Certificate of Stock)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
RSP	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g., broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from yields and quoted prices from broker-dealers on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts that settle within two business days after the trade date (“Spot Contracts”) and foreign currency contracts having a settlement period greater than two business days after the trade date (“Forward Contracts”) are valued daily using WM/Reuters closing spot and forward rates, respectively, as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from the exchange or system on which it is principally traded, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Pricing Committee will perform other procedures (consistent with Generally Accepted Accounting Principles) to value an investment when a market quote is not available. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended (either due to events affecting the issuer of the security specifically or events affecting the primary trading exchange more broadly) or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets in which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

Notes to Schedule of Investments (unaudited) (concluded)

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details (e.g., credit rating, debt ranking, coupon date, maturity date, etc.), interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore such financial instruments would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The summary of fair valuations according to the inputs used in valuing each Fund’s assets as of the measurement date is included in a “Fair Valuation Summary” supplementary table in each applicable Fund’s Schedule of Investments.

During the fiscal period ended September 30, 2022, there were no significant transfers into or out of Level 3 of the fair value hierarchy.